     As filed with the Securities and Exchange Commission on April 13, 2017

                                                            File Nos. 333-200243
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 631                            [X]


                        (Check Appropriate Box or Boxes)



                         Brighthouse Separate Account A

                           (Exact Name of Registrant)



                       Brighthouse Life Insurance Company

                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President

                       Brighthouse Life Insurance Company

                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2017 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                                  BRIGHTHOUSE SEPARATE ACCOUNT A






                                                                   PRIMELITE III






                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 34 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 33 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these
                                                         Investment Portfolios.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund




BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)


BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)


     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)

     QS Variable Moderate Growth (Class I)




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


     Western Asset Variable Global High Yield Bond Portfolio




PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.


To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of

Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 49 of this prospectus. For a free copy of the SAI, call us at
(888) 556-5412, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................   4
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   7
1. THE ANNUITY CONTRACT..................................  12
2. PURCHASE..............................................  12
     Purchase Payments...................................  13
     Termination for Low Account Value...................  13
     Allocation of Purchase Payments.....................  13
     Free Look...........................................  14
     Accumulation Units..................................  14
     Account Value.......................................  15
     Replacement of Contracts............................  15
3. INVESTMENT OPTIONS....................................  15
     Transfers...........................................  18
     Dollar Cost Averaging Program.......................  21
     Automatic Rebalancing Program.......................  22
     Voting Rights.......................................  22
     Substitution of Investment Options..................  23
4. EXPENSES..............................................  23
     Product Charges.....................................  23
     Account Fee.........................................  23
     Withdrawal Charge...................................  24
     Reduction or Elimination of the Withdrawal
       Charge............................................  24
     Premium and Other Taxes.............................  25
     Transfer Fee........................................  25
     Income Taxes........................................  25
     Investment Portfolio Expenses.......................  25
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  25
     Annuity Date........................................  25
     Annuity Payments....................................  26
     Annuity Options.....................................  26
     Variable Annuity Payments...........................  28
     Fixed Annuity Payments..............................  28
6. ACCESS TO YOUR MONEY..................................  29
     Systematic Withdrawal Program.......................  30
     Suspension of Payments or Transfers.................  30
7. PERFORMANCE...........................................  30


8. DEATH BENEFIT.........................................  31
     Upon Your Death.....................................  31
     Standard Death Benefit -- Principal Protection......  31
     Optional Death Benefit -- Annual Step-Up............  32
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  32
     General Death Benefit Provisions....................  33
     Spousal Continuation................................  34
     Death of the Annuitant..............................  34
     Controlled Payout...................................  34
9. FEDERAL INCOME TAX STATUS.............................  34
     Non-Qualified Contracts.............................  35
     Qualified Contracts.................................  38
10. OTHER INFORMATION....................................  44
     BLIC................................................  44
     Planned Separation from MetLife, Inc................  44
     The Separate Account................................  45
     Distributor.........................................  45
     Selling Firms.......................................  46
     Requests and Elections..............................  47
     Ownership...........................................  48
     Legal Proceedings...................................  49
     Financial Statements................................  49
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  49
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................. C-1
APPENDIX D............................................... D-1
     Death Benefit Examples.............................. D-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 15
Accumulation Phase....................................................... 12
Accumulation Unit........................................................ 14
Annuitant................................................................ 49
Annuity Date............................................................. 25
Annuity Options.......................................................... 26
Annuity Payments......................................................... 25
Annuity Service Center..................................................... 6
Annuity Units............................................................ 26
Beneficiary.............................................................. 48
Business Day............................................................. 14
Contract Year............................................................ 13
Fixed Account............................................................ 12
Free Look................................................................ 14
Good Order............................................................... 47
Income Phase............................................................. 12
Investment Portfolios.................................................... 15
Joint Owners............................................................. 48
Owner.................................................................... 48
Purchase Payment......................................................... 13
Separate Account......................................................... 45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an additional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information).



The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10426

                          Des Moines, Iowa 50306-0426

                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             7
               4                             6
               5                             5
               6                             4
               7                             3
        8 and thereafter                     0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                       1.35%
Administration Charge                                       0.15%
                                                            ----
Total Separate Account Annual Expenses                      1.50%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                    0.15 %
Additional Death Benefit -- Earnings Preservation Benefit   0.25 %
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits       1.90%

--------------------------------------------------------------------------------












 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")




 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Brighthouse Funds Trust I; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Brighthouse Funds Trust II; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A -- "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Brighthouse Small Cap Value Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A - "Discontinued Investment Portfolios").

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.28%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.38%         0.25%        0.20%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     0.36%         0.25%        0.02%

 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.33%         0.25%        0.02%

 American Funds Growth-Income Fund            0.27%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond              0.35%         0.15%        0.03%
  Portfolio

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                0.56%         0.20%        0.05%

 MFS(R) Value Portfolio                       0.70%          --          0.02%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.03%
  U.S. Government Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.84%         0.01%         0.83%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                      --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.60%           --          0.60%

 American Funds Growth-Income Fund             --        0.54%           --          0.54%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.02%         1.11%

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 T. Rowe Price Large Cap Value Portfolio       --        0.74%         0.03%         0.71%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond               --        0.53%         0.02%         0.51%
  Portfolio

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                 --        0.81%           --          0.81%

 MFS(R) Value Portfolio                        --        0.72%         0.14%         0.58%

 T. Rowe Price Large Cap Growth                --        0.87%         0.02%         0.85%
  Portfolio

 Western Asset Management Strategic          0.01%       0.61%         0.05%         0.56%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.75%         0.01%         0.74%
  U.S. Government Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

 Mid Cap Portfolio                             0.55%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.45%         0.25%        0.02%

 Franklin Mutual Shares VIP Fund               0.69%         0.25%        0.03%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%          --          0.05%
  Portfolio

 ClearBridge Variable Appreciation             0.70%          --          0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.75%         0.25%        0.07%
  Portfolio

 ClearBridge Variable Large Cap Growth         0.75%          --          0.11%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

 QS Variable Conservative Growth                --            --          0.13%

 QS Variable Growth                             --            --          0.11%

 QS Variable Moderate Growth                    --            --          0.23%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.11%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive             0.65%          --          0.63%
  Balanced Fund




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                              --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.02%       0.74%         0.03%         0.71%

 Franklin Mutual Shares VIP Fund                --        0.97%           --          0.97%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.80%           --          0.80%
  Portfolio

 ClearBridge Variable Appreciation              --        0.75%           --          0.75%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.07%           --          1.07%
  Portfolio

 ClearBridge Variable Large Cap Growth          --        0.86%         0.06%         0.80%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

 QS Variable Conservative Growth              0.69%       0.82%           --          0.82%

 QS Variable Growth                           0.79%       0.90%           --          0.90%

 QS Variable Moderate Growth                  0.75%       0.98%         0.03%         0.95%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.81%           --          0.81%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive              --        1.28%         0.39%         0.89%

  Balanced Fund




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Additional Death Benefit -- Earnings Preservation Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,148     $1,630      $2,215      $3,475
    minimum       $1,073     $1,407      $1,846      $2,754



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $348      $1,000      $1,675      $3,475
    minimum        $273      $  777      $1,306      $2,754



CHART 2. Chart 2 assumes that you do not select any optional death benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,108     $1,511      $2,020      $3,097
    minimum       $1,033     $1,286      $1,645      $2,348



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $308        $881      $1,480      $3,097
    minimum        $233        $656      $1,105      $2,348


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see "Death Benefit" for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $5,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes any guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.

Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state).We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the

     Annual Step-Up Death Benefit and/or the Additional Death
     Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 33 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426,

(888) 556-5412. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund


     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)


     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)

     QS Variable Moderate Growth (Class I)




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio




PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. 1919 Investment Counsel, LLC is the investment manager for each portfolio. The following portfolio is available under the contract:


     1919 Variable Socially Responsive Balanced Fund


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Invesco Small Cap Growth Portfolio

      MFS(R) Research International Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit         0.15%
       Additional Death Benefit-Earnings
  Preservation Benefit                      0.25%

ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the

Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          7
  4                                          6
  5                                          5
  6                                          4
  7                                          3
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.



The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.

You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-
                                                           Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax; and


o  less any account fee.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




8. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit -- Earnings Preservation Benefit.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.



If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.



If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix D for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix D for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.


The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



            Benefit Percentage
Issue Age                        Percentage
-----------------------------   -----------
  Ages 69 or younger                 40%
  Ages 70-79                         25%
  Age 80                              0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).



A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity

Option may only be elected during the 60 day period beginning with the date we receive due proof of death.



If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




9. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.

AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans

(including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);
     (e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.

DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




10. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/

companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


PrimElite III is a service mark of Primerica, Inc. BLIC uses this mark pursuant to a license agreement.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors USA Separate Account A. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.25% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 549-5850

     or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN
KAMPEN EQUITY AND INCOME SUB-ACCOUNT
 (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN
UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))

01/01/2007 to 12/31/2007     14.740614         14.947729          447,396.8992
01/01/2008 to 12/31/2008     14.947729         11.339177          385,063.3100
01/01/2009 to 12/31/2009     11.339177         13.627788          355,259.8100
01/01/2010 to 12/31/2010     13.627788         14.980196          352,385.8555
01/01/2011 to 12/31/2011     14.980196         14.507775          329,543.7015
01/01/2012 to 12/31/2012     14.507775         15.996587          236,370.1673
01/01/2013 to 12/31/2013     15.996587         19.601587          207,338.7181
01/01/2014 to 12/31/2014     19.601587         20.918826          187,358.1595
01/01/2015 to 12/31/2015     20.918826         19.994450          147,706.4765
01/01/2016 to 12/31/2016     19.994450         22.528641          129,158.4896
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008     14.979006         13.368869            3,641.7589
01/01/2009 to 12/31/2009     13.368869         14.770836            8,375.7600
01/01/2010 to 12/31/2010     14.770836         15.426881           12,600.7243
01/01/2011 to 12/31/2011     15.426881         16.061234           11,703.9507
01/01/2012 to 12/31/2012     16.061234         16.604126           13,563.5639
01/01/2013 to 12/31/2013     16.604126         15.939987           11,827.7414
01/01/2014 to 12/31/2014     15.939987         16.465491           15,122.3656
01/01/2015 to 12/31/2015     16.465491         16.199899           12,481.3016
01/01/2016 to 12/31/2016     16.199899         16.363004            7,403.7609
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007     24.674348         27.802126          557,663.2479
01/01/2008 to 12/31/2008     27.802126         16.805311          813,745.3461
01/01/2009 to 12/31/2009     16.805311         23.464680          772,738.7600
01/01/2010 to 12/31/2010     23.464680         25.727692          751,223.5838
01/01/2011 to 12/31/2011     25.727692         23.001092          674,424.0632
01/01/2012 to 12/31/2012     23.001092         27.657611          587,637.2650
01/01/2013 to 12/31/2013     27.657611         35.055334          516,251.1168
01/01/2014 to 12/31/2014     35.055334         35.191175          461,932.2223
01/01/2015 to 12/31/2015     35.191175         36.924080          410,043.0226
01/01/2016 to 12/31/2016     36.924080         36.454184          374,830.7865
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         30.431408         15.352892        2,005.4849
01/01/2009 to 12/31/2009         15.352892         24.297822        3,002.8000
01/01/2010 to 12/31/2010         24.297822         29.184689        3,287.6548
01/01/2011 to 12/31/2011         29.184689         23.153893        3,106.1905
01/01/2012 to 12/31/2012         23.153893         26.845287        2,652.4098
01/01/2013 to 12/31/2013         26.845287         33.789028        6,457.0444
01/01/2014 to 12/31/2014         33.789028         33.856755        2,218.5576
01/01/2015 to 12/31/2015         33.856755         33.307695        1,115.9789
01/01/2016 to 12/31/2016         33.307695         33.366588          999.0303
--------------------------       ---------         ---------        ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        142.180426        156.715027      218,914.3639
01/01/2008 to 12/31/2008        156.715027         86.145422      303,016.8978
01/01/2009 to 12/31/2009         86.145422        117.836890      346,962.7500
01/01/2010 to 12/31/2010        117.836890        137.219804      340,892.7018
01/01/2011 to 12/31/2011        137.219804        128.883812      311,453.4775
01/01/2012 to 12/31/2012        128.883812        149.068839      282,016.4665
01/01/2013 to 12/31/2013        149.068839        190.293190      248,356.2688
01/01/2014 to 12/31/2014        190.293190        202.599093      215,988.0573
01/01/2015 to 12/31/2015        202.599093        212.418953      186,645.4735
01/01/2016 to 12/31/2016        212.418953        228.196167      172,040.0870
--------------------------      ----------        ----------      ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        103.355634        106.513412      234,576.4593
01/01/2008 to 12/31/2008        106.513412         64.948137      297,107.8143
01/01/2009 to 12/31/2009         64.948137         83.634466      322,631.5000
01/01/2010 to 12/31/2010         83.634466         91.438317      318,190.8423
01/01/2011 to 12/31/2011         91.438317         88.078960      294,722.1646
01/01/2012 to 12/31/2012         88.078960        101.520096      266,098.5053
01/01/2013 to 12/31/2013        101.520096        132.979921      227,492.2933
01/01/2014 to 12/31/2014        132.979921        144.352950      196,385.3734
01/01/2015 to 12/31/2015        144.352950        143.696380      170,735.0755
01/01/2016 to 12/31/2016        143.696380        157.236175      153,324.5304
--------------------------      ----------        ----------      ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2007 to 12/31/2007         34.799529         39.377755       58,191.9378
01/01/2008 to 12/31/2008         39.377755         23.331896       59,136.0268
01/01/2009 to 12/31/2009         23.331896         31.993263       53,941.8700
01/01/2010 to 12/31/2010         31.993263         40.360787       47,913.7218
01/01/2011 to 12/31/2011         40.360787         35.304468       40,812.8423
01/01/2012 to 12/31/2012         35.304468         39.680695       33,773.7312
01/01/2013 to 12/31/2013         39.680695         52.899844       28,489.1771
01/01/2014 to 12/31/2014         52.899844         55.034868       20,896.0386
01/01/2015 to 12/31/2015         55.034868         53.119452       17,356.8037
01/01/2016 to 12/31/2016         53.119452         58.334088       15,574.2847
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        41.339697         42.081171          96,212.3760
01/01/2008 to 12/31/2008        42.081171         29.042262          85,723.7732
01/01/2009 to 12/31/2009        29.042262         38.639163          68,796.9600
01/01/2010 to 12/31/2010        38.639163         42.716930          64,965.8962
01/01/2011 to 12/31/2011        42.716930         42.914054          54,119.0331
01/01/2012 to 12/31/2012        42.914054         47.429326          39,288.9412
01/01/2013 to 12/31/2013        47.429326         53.024685          34,087.8250
01/01/2014 to 12/31/2014        53.024685         54.428173          29,113.8012
01/01/2015 to 12/31/2015        54.428173         49.636312          23,286.2883
01/01/2016 to 12/31/2016        49.636312         55.531984          20,945.2194
--------------------------      ---------         ---------          -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        22.555705         22.898966         123,194.8212
01/01/2008 to 12/31/2008        22.898966         14.129227         115,634.7360
01/01/2009 to 12/31/2009        14.129227         17.474495         109,419.7100
01/01/2010 to 12/31/2010        17.474495         19.065259         105,994.1288
01/01/2011 to 12/31/2011        19.065259         18.512191         101,717.8247
01/01/2012 to 12/31/2012        18.512191         20.749021          61,552.4210
01/01/2013 to 12/31/2013        20.749021         26.112296          47,960.7713
01/01/2014 to 12/31/2014        26.112296         27.445580          42,226.0405
01/01/2015 to 12/31/2015        27.445580         25.599557          33,396.2091
01/01/2016 to 12/31/2016        25.599557         29.151233          28,889.9760
--------------------------      ---------         ---------         ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        13.368420         13.312838         960,672.1318
01/01/2008 to 12/31/2008        13.312838          7.783649       1,021,700.5794
01/01/2009 to 12/31/2009         7.783649         10.277139         997,620.9900
01/01/2010 to 12/31/2010        10.277139         12.605874         880,801.4030
01/01/2011 to 12/31/2011        12.605874         12.674697         692,638.7594
01/01/2012 to 12/31/2012        12.674697         14.763175         558,492.7944
01/01/2013 to 12/31/2013        14.763175         21.406789         485,164.1014
01/01/2014 to 12/31/2014        21.406789         25.287637         384,923.1084
01/01/2015 to 12/31/2015        25.287637         24.381026         313,109.1358
01/01/2016 to 12/31/2016        24.381026         24.209892         272,739.8589
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS INVESTMENT SERIES - LEGG MASON
 PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)

01/01/2007 to 04/27/2007        12.147444         12.918236               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        29.700698         31.593728         203,747.5661
01/01/2008 to 12/31/2008        31.593728         21.910820         184,585.5565
01/01/2009 to 12/31/2009        21.910820         26.252994         183,475.0800
01/01/2010 to 12/31/2010        26.252994         29.011492         172,671.7855
01/01/2011 to 12/31/2011        29.011492         29.207889         157,966.6898
01/01/2012 to 12/31/2012        29.207889         33.225792         134,079.4810
01/01/2013 to 12/31/2013        33.225792         42.381163         138,155.2970
01/01/2014 to 12/31/2014        42.381163         46.154871         122,760.2888
01/01/2015 to 12/31/2015        46.154871         46.010724         120,883.7726
01/01/2016 to 12/31/2016        46.010724         49.554998         102,572.2343
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON PARTNERS
INVESTMENT SERIES - LEGG MASON PARTNERS
 VARIABLE GROWTH AND INCOME SUB-ACCOUNT)

01/01/2007 to 04/27/2007        10.052154         10.505683               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)

11/12/2007 to 12/31/2007        16.332669         16.293538        32,515.6585
01/01/2008 to 12/31/2008        16.293538         11.279715        16,128.8730
01/01/2009 to 05/01/2009        11.279715         11.031052             0.0000
--------------------------      ---------         ---------        -----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) (FORMERLY LEGG MASON
PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -
 LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)

01/01/2007 to 11/12/2007        15.846443         16.102074             0.0000
--------------------------      ---------         ---------        -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)

04/30/2007 to 12/31/2007        12.112725         12.145826       276,659.9773
01/01/2008 to 12/31/2008        12.145826          7.743338       214,021.3434
01/01/2009 to 12/31/2009         7.743338          9.337802       201,553.8500
01/01/2010 to 12/31/2010         9.337802         10.285622       189,375.9284
01/01/2011 to 12/31/2011        10.285622         10.889373       295,307.1966
01/01/2012 to 12/31/2012        10.889373         12.201042       184,373.0572
01/01/2013 to 12/31/2013        12.201042         15.077007       169,786.1177
01/01/2014 to 12/31/2014        15.077007         16.806938       144,187.4989
01/01/2015 to 12/31/2015        16.806938         15.781155       127,911.9235
01/01/2016 to 12/31/2016        15.781155         17.805084       101,783.5126
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)

01/01/2007 to 12/31/2007         9.311602          9.724975       164,893.6510
01/01/2008 to 12/31/2008         9.724975          6.814072       212,232.9350
01/01/2009 to 12/31/2009         6.814072          8.161996       206,201.9200
01/01/2010 to 12/31/2010         8.161996          8.961654       190,701.8214
01/01/2011 to 04/29/2011         8.961654          9.726443             0.0000
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS VARIABLE CAPITAL AND INCOME SUB-
 ACCOUNT (CLASS I))

01/01/2007 to 04/27/2007        11.580733         12.163871             0.0000
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

01/01/2007 to 12/31/2007        14.391323         14.654814        54,466.8348
01/01/2008 to 12/31/2008        14.654814          9.351563        71,858.3381
01/01/2009 to 12/31/2009         9.351563         11.252254        85,479.9900
01/01/2010 to 12/31/2010        11.252254         12.378389        85,440.1528
01/01/2011 to 12/31/2011        12.378389         13.082432        70,981.3830
01/01/2012 to 12/31/2012        13.082432         14.641750        55,256.6697
01/01/2013 to 12/31/2013        14.641750         18.055953        47,040.0156
01/01/2014 to 12/31/2014        18.055953         20.104790        42,414.7644
01/01/2015 to 12/31/2015        20.104790         18.850745        27,797.3019
01/01/2016 to 12/31/2016        18.850745         21.229699        23,314.3978
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        13.574951         14.024911       233,695.3764
01/01/2008 to 12/31/2008        14.024911          8.628575       188,561.0045
01/01/2009 to 12/31/2009         8.628575         12.054244       160,639.3400
01/01/2010 to 12/31/2010        12.054244         12.990464       127,360.5313
01/01/2011 to 12/31/2011        12.990464         12.663535        94,074.1478
01/01/2012 to 12/31/2012        12.663535         14.951993        64,058.4434
01/01/2013 to 12/31/2013        14.951993         20.224450        54,475.3276
01/01/2014 to 12/31/2014        20.224450         22.620186        40,607.9795
01/01/2015 to 12/31/2015        22.620186         24.367644        35,043.5782
01/01/2016 to 12/31/2016        24.367644         25.676841        31,246.4766
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        16.311456         16.627079       131,964.4746
01/01/2008 to 12/31/2008        16.627079         10.501683        46,106.8142
01/01/2009 to 12/31/2009        10.501683         12.828591        50,299.4600
01/01/2010 to 12/31/2010        12.828591         13.778564        44,921.2925
01/01/2011 to 12/31/2011        13.778564         14.189365        42,986.4967
01/01/2012 to 12/31/2012        14.189365         16.218621        37,711.8924
01/01/2013 to 12/31/2013        16.218621         21.064666        38,951.2439
01/01/2014 to 12/31/2014        21.064666         23.088152        48,481.0261
01/01/2015 to 12/31/2015        23.088152         22.003899        49,357.4676
01/01/2016 to 12/31/2016        22.003899         24.396672        48,868.1107
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        13.052421         14.087358       173,692.6033
01/01/2008 to 12/31/2008        14.087358          8.194524       205,373.4169
01/01/2009 to 12/31/2009         8.194524         11.479470       215,992.5400
01/01/2010 to 12/31/2010        11.479470         14.100105       191,648.3953
01/01/2011 to 12/31/2011        14.100105         14.027092       180,727.1022
01/01/2012 to 12/31/2012        14.027092         16.435373       202,209.2516
01/01/2013 to 12/31/2013        16.435373         23.713750       222,812.3085
01/01/2014 to 12/31/2014        23.713750         24.216298       189,081.9659
01/01/2015 to 12/31/2015        24.216298         22.720848       160,931.0304
01/01/2016 to 12/31/2016        22.720848         23.586858       139,417.6467
--------------------------      ---------         ---------       ------------

LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)

01/01/2007 to 04/27/2007        23.798315         24.990345             0.0000
--------------------------      ---------         ---------       ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)

01/01/2007 to 12/31/2007        15.260928         15.453230        32,525.3907
01/01/2008 to 12/31/2008        15.453230         11.016595        32,275.9826
01/01/2009 to 12/31/2009        11.016595         14.302860        28,263.3700
01/01/2010 to 12/31/2010        14.302860         16.048064        27,166.8698
01/01/2011 to 12/31/2011        16.048064         15.931270        26,189.7137
01/01/2012 to 12/31/2012        15.931270         17.676708        24,136.6394
01/01/2013 to 12/31/2013        17.676708         20.003653        21,690.0994
01/01/2014 to 12/31/2014        20.003653         20.590283        20,021.5610
01/01/2015 to 12/31/2015        20.590283         19.963244        19,978.4372
01/01/2016 to 12/31/2016        19.963244         21.043063        19,843.1448
--------------------------      ---------         ---------       ------------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)

01/01/2007 to 12/31/2007        14.592922         14.798275        25,154.6092
01/01/2008 to 12/31/2008        14.798275          9.086222        25,497.4084
01/01/2009 to 12/31/2009         9.086222         11.810570        25,451.0000
01/01/2010 to 12/31/2010        11.810570         13.407618        25,500.6949
01/01/2011 to 12/31/2011        13.407618         12.851943        25,632.8027
01/01/2012 to 12/31/2012        12.851943         14.612233        18,871.7877
01/01/2013 to 12/31/2013        14.612233         18.136491        18,314.5006
01/01/2014 to 12/31/2014        18.136491         18.629064        15,044.4403
01/01/2015 to 12/31/2015        18.629064         17.870118        10,092.6300
01/01/2016 to 12/31/2016        17.870118         19.023850         8,601.5561
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE MODERATE
GROWTH SUB-ACCOUNT)

01/01/2007 to 12/31/2007        13.968532         14.230328           2,802.1376
01/01/2008 to 12/31/2008        14.230328          9.386396           2,091.7204
01/01/2009 to 12/31/2009         9.386396         12.240038           1,442.4500
01/01/2010 to 12/31/2010        12.240038         13.812403           1,283.4088
01/01/2011 to 12/31/2011        13.812403         13.473826           1,248.6965
01/01/2012 to 12/31/2012        13.473826         15.148897             568.1400
01/01/2013 to 12/31/2013        15.148897         18.107415             556.3731
01/01/2014 to 12/31/2014        18.107415         18.638143           2,456.8605
01/01/2015 to 12/31/2015        18.638143         17.960426           2,449.7588
01/01/2016 to 12/31/2016        17.960426         19.031180           2,425.3604
--------------------------      ---------         ---------           ----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT

01/01/2007 to 12/31/2007        10.159799         10.102815          14,712.3761
01/01/2008 to 12/31/2008        10.102815          7.813081          13,476.8974
01/01/2009 to 12/31/2009         7.813081          9.000739          13,171.6700
01/01/2010 to 12/31/2010         9.000739          9.643447          11,420.4302
01/01/2011 to 04/29/2011         9.643447          9.519267               0.0000
--------------------------      ---------         ---------          -----------

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        16.020895         15.707349         313,620.6894
01/01/2008 to 12/31/2008        15.707349         10.660555         248,810.5475
01/01/2009 to 12/31/2009        10.660555         16.271292         221,749.9100
01/01/2010 to 12/31/2010        16.271292         18.347337         211,149.0673
01/01/2011 to 12/31/2011        18.347337         18.311099         185,836.2569
01/01/2012 to 12/31/2012        18.311099         21.257309         159,282.6649
01/01/2013 to 12/31/2013        21.257309         22.164985         162,633.4127
01/01/2014 to 12/31/2014        22.164985         21.497170         157,746.4400
01/01/2015 to 12/31/2015        21.497170         19.860825         143,751.9819
01/01/2016 to 12/31/2016        19.860825         22.528057         120,993.2576
--------------------------      ---------         ---------         ------------

MET INVESTORS SERIES TRUST

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.837367         17.834403       1,026,274.2803
01/01/2015 to 12/31/2015        17.834403         17.253471         890,873.6811
01/01/2016 to 12/31/2016        17.253471         17.076757         806,216.6540
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

01/01/2007 to 12/31/2007        29.524510         24.020844         166,469.2017
01/01/2008 to 12/31/2008        24.020844         14.635531         156,358.0500
01/01/2009 to 12/31/2009        14.635531         18.431448         155,697.6600
01/01/2010 to 12/31/2010        18.431448         23.503631         122,982.0746
01/01/2011 to 12/31/2011        23.503631         24.427479         103,573.9531
01/01/2012 to 12/31/2012        24.427479         27.760631          70,714.6068
01/01/2013 to 12/31/2013        27.760631         27.797527          67,137.0668
01/01/2014 to 04/25/2014        27.797527         30.949743               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.132608          8.882604       1,218,858.0100
01/01/2010 to 12/31/2010         8.882604         10.012092       1,238,932.9527
01/01/2011 to 12/31/2011        10.012092          9.680265       1,192,582.7872
01/01/2012 to 12/31/2012         9.680265         11.256169       1,085,759.6272
01/01/2013 to 12/31/2013        11.256169         14.953317         962,441.7649
01/01/2014 to 12/31/2014        14.953317         16.038166         935,688.5139
01/01/2015 to 12/31/2015        16.038166         14.796666         840,913.9021
01/01/2016 to 12/31/2016        14.796666         17.029548         741,705.5725
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))

01/01/2007 to 12/31/2007        13.839873         13.920598         160,284.1965
01/01/2008 to 12/31/2008        13.920598          9.258399         137,697.4976
01/01/2009 to 12/31/2009         9.258399         11.274251         127,380.8700
01/01/2010 to 12/31/2010        11.274251         12.410878         120,408.3465
01/01/2011 to 12/31/2011        12.410878         11.902334          97,520.4161
01/01/2012 to 12/31/2012        11.902334         13.352627          78,396.8536
01/01/2013 to 12/31/2013        13.352627         17.525497          67,645.3775
01/01/2014 to 04/25/2014        17.525497         17.606815               0.0000
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

01/01/2007 to 12/31/2007        15.093749         14.463343         268,785.7105
01/01/2008 to 12/31/2008        14.463343          9.109676         251,670.7785
01/01/2009 to 05/01/2009         9.109676          8.826232               0.0000
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.260960         15.540130         658,878.2034
01/01/2008 to 12/31/2008        15.540130          9.341736         598,018.7953
01/01/2009 to 12/31/2009         9.341736         12.265817         575,330.3900
01/01/2010 to 12/31/2010        12.265817         15.186300         527,057.1915
01/01/2011 to 12/31/2011        15.186300         14.739946         526,928.0550
01/01/2012 to 12/31/2012        14.739946         17.097538         456,433.6971
01/01/2013 to 12/31/2013        17.097538         23.515801         383,927.9575
01/01/2014 to 12/31/2014        23.515801         24.898496         333,448.2757
01/01/2015 to 12/31/2015        24.898496         24.012162         297,227.7940
01/01/2016 to 12/31/2016        24.012162         26.254298         239,682.4277
--------------------------      ---------         ---------       --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/30/2007 to 12/31/2007        18.560309         16.911972       1,570,748.0957
01/01/2008 to 12/31/2008        16.911972         11.644231       1,420,010.1661
01/01/2009 to 12/31/2009        11.644231         14.447080       1,421,514.0300
01/01/2010 to 12/31/2010        14.447080         16.995902       1,385,790.3624
01/01/2011 to 12/31/2011        16.995902         15.178255       1,244,939.9329
01/01/2012 to 12/31/2012        15.178255         17.569665       1,102,051.2136
01/01/2013 to 12/31/2013        17.569665         22.832759         968,971.6880
01/01/2014 to 12/31/2014        22.832759         22.787306         837,799.4538
01/01/2015 to 12/31/2015        22.787306         21.149125         749,572.1141
01/01/2016 to 12/31/2016        21.149125         27.237071         575,692.0816
--------------------------      ---------         ---------       --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY PUTNAM VARIABLE TRUST -
PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)

01/01/2007 to 04/27/2007        25.455065         27.155960               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.577096         17.313567      1,552,782.6006
01/01/2008 to 12/31/2008        17.313567          9.790126      1,860,865.9098
01/01/2009 to 12/31/2009         9.790126         12.638051      1,831,273.0100
01/01/2010 to 12/31/2010        12.638051         13.814584      1,852,657.4975
01/01/2011 to 12/31/2011        13.814584         12.102702      1,649,352.8241
01/01/2012 to 12/31/2012        12.102702         13.857650      1,527,719.5204
01/01/2013 to 12/31/2013        13.857650         16.215302      1,341,707.2310
01/01/2014 to 12/31/2014        16.215302         14.804391      1,226,589.4498
01/01/2015 to 12/31/2015        14.804391         14.268067      1,208,618.7345
01/01/2016 to 12/31/2016        14.268067         13.876982      1,120,559.8966
--------------------------      ---------         ---------      --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.378755         19.160064         17,753.0966
01/01/2008 to 12/31/2008        19.160064         11.173950         15,885.2633
01/01/2009 to 12/31/2009        11.173950         15.327336         13,867.4200
01/01/2010 to 12/31/2010        15.327336         17.434330         12,182.8612
01/01/2011 to 12/31/2011        17.434330         15.668891         12,118.1195
01/01/2012 to 12/31/2012        15.668891         18.627747         10,397.7366
01/01/2013 to 12/31/2013        18.627747         23.232852         94,258.0068
01/01/2014 to 12/31/2014        23.232852         23.283923         80,411.7985
01/01/2015 to 12/31/2015        23.283923         23.744793         70,329.8145
01/01/2016 to 12/31/2016        23.744793         23.351705         66,260.9207
--------------------------      ---------         ---------      --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2007 to 12/31/2007        18.413863         18.489436        150,917.6692
01/01/2008 to 12/31/2008        18.489436         10.462470        145,703.3890
01/01/2009 to 12/31/2009        10.462470         13.458480        139,734.5600
01/01/2010 to 12/31/2010        13.458480         14.181769        133,570.1200
01/01/2011 to 04/29/2011        14.181769         15.796821              0.0000
--------------------------      ---------         ---------      --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL
EQUITY SUB-ACCOUNT)

01/01/2007 to 12/31/2007        17.703038         18.221193         41,023.7378
01/01/2008 to 12/31/2008        18.221193         10.490791         38,488.3267
01/01/2009 to 12/31/2009        10.490791         12.439419         34,282.6000
01/01/2010 to 04/30/2010        12.439419         13.162357              0.0000
--------------------------      ---------         ---------      --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        13.205224         13.779215          2,644.2150
01/01/2011 to 12/31/2011        13.779215         12.587852          8,926.8540
01/01/2012 to 12/31/2012        12.587852         15.093237          7,024.3290
01/01/2013 to 04/26/2013        15.093237         16.020201              0.0000
--------------------------      ---------         ---------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        40.546846         44.145325         59,850.8473
01/01/2015 to 12/31/2015        44.145325         41.804699         49,592.4435
01/01/2016 to 12/31/2016        41.804699         47.604797         40,747.4747
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

01/01/2007 to 12/31/2007        33.355847         33.139675       174,970.8661
01/01/2008 to 12/31/2008        33.139675         20.620846       155,322.4273
01/01/2009 to 12/31/2009        20.620846         26.172703       153,057.1100
01/01/2010 to 12/31/2010        26.172703         29.944517       131,036.3449
01/01/2011 to 12/31/2011        29.944517         27.561428       113,866.1965
01/01/2012 to 12/31/2012        27.561428         31.090346        86,808.1365
01/01/2013 to 12/31/2013        31.090346         40.317742        79,541.0250
01/01/2014 to 04/25/2014        40.317742         40.489617             0.0000
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.592333         17.917499        20,585.1654
01/01/2008 to 12/31/2008        17.917499          9.801840        20,929.8513
01/01/2009 to 12/31/2009         9.801840         11.722194        18,646.9200
01/01/2010 to 12/31/2010        11.722194         12.290848        19,091.3206
01/01/2011 to 12/31/2011        12.290848          9.631909        18,599.8032
01/01/2012 to 12/31/2012         9.631909         11.279927        11,622.6078
01/01/2013 to 12/31/2013        11.279927         12.743071       379,136.4704
01/01/2014 to 12/31/2014        12.743071         12.085188       343,570.5417
01/01/2015 to 12/31/2015        12.085188         11.600386       305,803.8439
01/01/2016 to 12/31/2016        11.600386         11.956952       277,893.3062
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)

01/01/2007 to 12/31/2007        42.236756         43.976696       207,385.4741
01/01/2008 to 12/31/2008        43.976696         41.606915       239,352.7017
01/01/2009 to 12/31/2009        41.606915         44.619577       251,180.2900
01/01/2010 to 12/31/2010        44.619577         47.362468       261,510.1248
01/01/2011 to 12/31/2011        47.362468         49.450896       240,269.8858
01/01/2012 to 12/31/2012        49.450896         52.097700       235,627.7855
01/01/2013 to 12/31/2013        52.097700         50.650728       221,747.7576
01/01/2014 to 12/31/2014        50.650728         53.136852       220,651.2317
01/01/2015 to 12/31/2015        53.136852         52.366638       211,379.3464
01/01/2016 to 12/31/2016        52.366638         52.910460       203,239.7379
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.957605         12.515666        81,338.9400
01/01/2010 to 12/31/2010        12.515666         14.714227        77,488.4327
01/01/2011 to 12/31/2011        14.714227         13.146198       160,741.9580
01/01/2012 to 12/31/2012        13.146198         14.751255       115,771.2926
01/01/2013 to 12/31/2013        14.751255         19.426520       110,500.3341
01/01/2014 to 12/31/2014        19.426520         20.756896        89,236.8256
01/01/2015 to 12/31/2015        20.756896         21.645026        78,585.2393
01/01/2016 to 12/31/2016        21.645026         21.255766        80,860.5422
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES
TRUST - LARGE CAP SUB-ACCOUNT)

01/01/2007 to 12/31/2007        16.843752         17.176578        64,148.7803
01/01/2008 to 12/31/2008        17.176578          9.299325        79,730.5242
01/01/2009 to 05/01/2009         9.299325          9.694132             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT
TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)

01/01/2007 to 12/31/2007        13.963702         15.332447          21,894.5167
01/01/2008 to 12/31/2008        15.332447          8.628179          23,305.7680
01/01/2009 to 05/01/2009         8.628179          8.192498               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
MONEY MARKET SUB-ACCOUNT))

01/01/2007 to 12/31/2007        12.539852         12.906749         400,117.9031
01/01/2008 to 12/31/2008        12.906749         12.992957         643,944.1726
01/01/2009 to 12/31/2009        12.992957         12.776926         513,177.8300
01/01/2010 to 04/30/2010        12.776926         12.698046               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        12.696063         12.537125         492,370.1727
01/01/2011 to 12/31/2011        12.537125         12.301800         655,981.5732
01/01/2012 to 12/31/2012        12.301800         12.069008         796,108.5507
01/01/2013 to 12/31/2013        12.069008         11.841853         597,463.9603
01/01/2014 to 12/31/2014        11.841853         11.618974         542,818.3797
01/01/2015 to 12/31/2015        11.618974         11.400290         491,378.3144
01/01/2016 to 12/31/2016        11.400290         11.208160         492,706.1287
--------------------------      ---------         ---------         ------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE
EQUITY TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)

01/01/2007 to 12/31/2007        16.469097         16.455696          99,077.2684
01/01/2008 to 12/31/2008        16.455696          9.342245          97,747.6948
01/01/2009 to 12/31/2009         9.342245         12.855633          84,099.7300
01/01/2010 to 12/31/2010        12.855633         14.211128          77,623.8810
01/01/2011 to 04/29/2011        14.211128         14.999464               0.0000
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        11.928348          7.884117       1,205,306.5843
01/01/2009 to 12/31/2009         7.884117         10.796267       1,267,227.0800
01/01/2010 to 12/31/2010        10.796267         11.791672       1,209,148.2077
01/01/2011 to 12/31/2011        11.791672         11.595850       1,169,936.9893
01/01/2012 to 12/31/2012        11.595850         13.146384       2,050,566.0165
01/01/2013 to 12/31/2013        13.146384         17.637135       1,690,461.6550
01/01/2014 to 12/31/2014        17.637135         18.818245       1,509,597.1111
01/01/2015 to 12/31/2015        18.818245         20.410115       1,317,929.3919
01/01/2016 to 12/31/2016        20.410115         19.999994       1,069,629.1041
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         8.896428          9.975273       2,475,304.2300
01/01/2008 to 12/31/2008         9.975273          5.290726       2,165,339.9010
01/01/2009 to 12/31/2009         5.290726          7.459833       1,922,818.3800
01/01/2010 to 12/31/2010         7.459833          8.007296       1,691,155.4967
01/01/2011 to 12/31/2011         8.007296          7.748428       1,493,748.8321
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST -
STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))

01/01/2007 to 12/31/2007         4.746482          5.431719         234,524.1150
01/01/2008 to 04/25/2008         5.431719          5.174681               0.0000
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        48.934346         49.732336         139,873.1687
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)

01/01/2007 to 12/31/2007     18.462493         19.019704           37,942.5321
01/01/2008 to 12/31/2008     19.019704         12.532984           55,360.2915
01/01/2009 to 12/31/2009     12.532984         15.234267           60,547.8700
01/01/2010 to 12/31/2010     15.234267         17.372551           55,494.9967
01/01/2011 to 12/31/2011     17.372551         16.271069           56,608.0436
01/01/2012 to 12/31/2012     16.271069         17.653890           50,412.1902
01/01/2013 to 12/31/2013     17.653890         23.051162           45,404.2525
01/01/2014 to 12/31/2014     23.051162         25.140864           40,812.9471
01/01/2015 to 12/31/2015     25.140864         24.683270           35,946.2478
01/01/2016 to 04/29/2016     24.683270         24.804693                0.0000
--------------------------   ---------         ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011     14.965334         13.208478            8,901.0406
01/01/2012 to 12/31/2012     13.208478         14.593635            6,676.1252
01/01/2013 to 12/31/2013     14.593635         19.095720            5,875.7961
01/01/2014 to 12/31/2014     19.095720         20.676210            5,580.5257
01/01/2015 to 12/31/2015     20.676210         20.721556            4,762.1354
01/01/2016 to 12/31/2016     20.721556         21.766073           32,819.2457
--------------------------   ---------         ---------           -----------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS F)

01/01/2007 to 12/31/2007     41.323770         42.234935           81,818.4590
01/01/2008 to 12/31/2008     42.234935         32.192599           83,415.7763
01/01/2009 to 12/31/2009     32.192599         37.385653          107,294.3000
01/01/2010 to 12/31/2010     37.385653         40.301543           98,178.7342
01/01/2011 to 12/31/2011     40.301543         40.417121           87,104.0600
01/01/2012 to 12/31/2012     40.417121         44.157900           75,794.1136
01/01/2013 to 12/31/2013     44.157900         51.452990           72,605.1517
01/01/2014 to 12/31/2014     51.452990         54.734844           65,197.1080
01/01/2015 to 12/31/2015     54.734844         53.516852           64,390.7681
01/01/2016 to 12/31/2016     53.516852         57.222145           56,484.7791
--------------------------   ---------         ---------          ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS
D))

01/01/2007 to 12/31/2007     20.667096         21.105102           65,850.2767
01/01/2008 to 12/31/2008     21.105102         12.629339           83,566.2232
01/01/2009 to 12/31/2009     12.629339         15.082553           85,873.9000
01/01/2010 to 12/31/2010     15.082553         16.937177           86,580.7606
01/01/2011 to 12/31/2011     16.937177         15.580410           69,590.4522
01/01/2012 to 12/31/2012     15.580410         17.677460           69,876.5855
01/01/2013 to 04/26/2013     17.677460         19.440154                0.0000
--------------------------   ---------         ---------          ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST - MFS(R)
VALUE SUB-ACCOUNT)

01/01/2007 to 12/31/2007     15.531155         16.401201          276,376.3158
01/01/2008 to 12/31/2008     16.401201         10.857231          484,169.0684
01/01/2009 to 12/31/2009     10.857231         12.870772          519,340.1800
01/01/2010 to 12/31/2010     12.870772         14.071421          613,604.3795
01/01/2011 to 12/31/2011     14.071421         13.924754          580,189.4770
01/01/2012 to 12/31/2012     13.924754         15.936101          515,004.2257
01/01/2013 to 12/31/2013     15.936101         21.223453          585,796.8614
01/01/2014 to 12/31/2014     21.223453         23.074836          532,666.4717
01/01/2015 to 12/31/2015     23.074836         22.606336          504,998.6646
01/01/2016 to 12/31/2016     22.606336         25.372952          462,102.5876
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825335         23.429616       542,020.0220
01/01/2014 to 12/31/2014        23.429616         22.919543       456,657.6720
01/01/2015 to 12/31/2015        22.919543         22.573626       414,021.5132
01/01/2016 to 12/31/2016        22.573626         26.222946       356,517.7867
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        17.044850         18.500026             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.191695         15.202206       776,179.4275
01/01/2008 to 12/31/2008        15.202206          9.202464       859,127.6895
01/01/2009 to 12/31/2009         9.202464         12.348579       862,876.0700
01/01/2010 to 12/31/2010        12.348579         14.886019       837,887.9147
01/01/2011 to 12/31/2011        14.886019         13.835741       797,356.2318
01/01/2012 to 12/31/2012        13.835741         14.291465       721,954.0860
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        32.620801         19.859242         1,094.1093
01/01/2009 to 12/31/2009        19.859242         27.871528         2,607.4500
01/01/2010 to 12/31/2010        27.871528         31.926230           906.4927
01/01/2011 to 12/31/2011        31.926230         30.908300           862.9776
01/01/2012 to 12/31/2012        30.908300         35.986557         1,841.1004
01/01/2013 to 12/31/2013        35.986557         48.998491       116,037.6148
01/01/2014 to 12/31/2014        48.998491         52.319497       114,965.4750
01/01/2015 to 12/31/2015        52.319497         56.731474       108,232.0525
01/01/2016 to 12/31/2016        56.731474         56.516415        93,704.6880
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
VARIABLE PRODUCTS SERIES FUND, INC. - LARGE
 CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        31.841130         35.491550         1,384.4620
01/01/2008 to 04/25/2008        35.491550         32.581227             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        28.351097         29.337702        65,066.4058
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
- CONVERTIBLE SECURITIES SUB-ACCOUNT))

01/01/2007 to 12/31/2007        17.789320         18.648075           383.2330
01/01/2008 to 12/31/2008        18.648075         14.929674           378.7316
01/01/2009 to 12/31/2009        14.929674         20.086916           376.1400
01/01/2010 to 12/31/2010        20.086916         22.306076           387.5477
01/01/2011 to 12/31/2011        22.306076         22.943537           432.6526
01/01/2012 to 12/31/2012        22.943537         25.479238           415.6400
01/01/2013 to 12/31/2013        25.479238         27.041835           421.2950
01/01/2014 to 12/31/2014        27.041835         27.891506           410.6862
01/01/2015 to 12/31/2015        27.891506         26.853470           195.8473
01/01/2016 to 04/29/2016        26.853470         27.636621             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
PIONEER STRATEGIC INCOME SUB-ACCOUNT)

01/01/2007 to 12/31/2007     18.050638         18.886190          236,976.0284
01/01/2008 to 12/31/2008     18.886190         16.539335          187,471.9103
01/01/2009 to 12/31/2009     16.539335         21.597754          165,357.9000
01/01/2010 to 12/31/2010     21.597754         23.771560          153,054.2928
01/01/2011 to 12/31/2011     23.771560         24.171770          134,812.3443
01/01/2012 to 12/31/2012     24.171770         26.471371          104,367.2208
01/01/2013 to 12/31/2013     26.471371         26.374371          124,853.6653
01/01/2014 to 12/31/2014     26.374371         27.064166          108,713.9158
01/01/2015 to 12/31/2015     27.064166         26.210724           84,622.7021
01/01/2016 to 04/29/2016     26.210724         26.840582                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007     15.222294         15.536642          140,960.3651
01/01/2008 to 12/31/2008     15.536642         15.162330          179,344.5048
01/01/2009 to 12/31/2009     15.162330         15.484010          198,771.0800
01/01/2010 to 12/31/2010     15.484010         16.027078          214,528.5420
01/01/2011 to 12/31/2011     16.027078         16.554340          212,384.0655
01/01/2012 to 12/31/2012     16.554340         16.736131          147,056.0759
01/01/2013 to 12/31/2013     16.736131         16.272485          146,200.7119
01/01/2014 to 12/31/2014     16.272485         16.373384          113,942.0727
01/01/2015 to 12/31/2015     16.373384         16.114547           99,369.4345
01/01/2016 to 12/31/2016     16.114547         15.972741           87,098.3015
--------------------------   ---------         ---------          ------------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

01/01/2007 to 12/31/2007     30.407330         31.426652           31,437.7556
01/01/2008 to 12/31/2008     31.426652         20.423998           29,952.7575
01/01/2009 to 12/31/2009     20.423998         25.102078           29,509.7500
01/01/2010 to 12/31/2010     25.102078         29.036992           26,345.0564
01/01/2011 to 12/31/2011     29.036992         26.827281           24,204.5813
01/01/2012 to 12/31/2012     26.827281         29.169145           15,956.9552
01/01/2013 to 12/31/2013     29.169145         37.994374           14,049.9690
01/01/2014 to 12/31/2014     37.994374         42.796319           12,080.1950
01/01/2015 to 12/31/2015     42.796319         39.322763            8,934.0320
01/01/2016 to 12/31/2016     39.322763         44.844908            8,107.3044
--------------------------   ---------         ---------          ------------

TRUST FOR ADVISED PORTFOLIOS

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT

01/01/2007 to 12/31/2007     26.263223         28.574630            2,952.9916
01/01/2008 to 12/31/2008     28.574630         20.969571            2,799.0653
01/01/2009 to 12/31/2009     20.969571         25.274567            2,479.0300
01/01/2010 to 12/31/2010     25.274567         27.812306            2,168.1154
01/01/2011 to 12/31/2011     27.812306         27.284792            1,883.2393
01/01/2012 to 12/31/2012     27.284792         29.636412              355.6613
01/01/2013 to 12/31/2013     29.636412         34.518467              299.1095
01/01/2014 to 12/31/2014     34.518467         37.020047              576.9600
01/01/2015 to 12/31/2015     37.020047         35.700324              506.0463
01/01/2016 to 12/31/2016     35.700324         37.212510              436.2962

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN
KAMPEN EQUITY AND INCOME SUB-ACCOUNT
 (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF
EQUITY AND INCOME SUB-ACCOUNT (CLASS II))

01/01/2007 to 12/31/2007     14.958265         15.229567          2,700,706.2411
01/01/2008 to 12/31/2008     15.229567         11.599483          3,218,637.8266
01/01/2009 to 12/31/2009     11.599483         13.996487          4,609,836.6200
01/01/2010 to 12/31/2010     13.996487         15.447100          5,844,985.9366
01/01/2011 to 12/31/2011     15.447100         15.019789          7,490,541.4534
01/01/2012 to 12/31/2012     15.019789         16.627859          8,304,456.5151
01/01/2013 to 12/31/2013     16.627859         20.456736          8,711,607.1597
01/01/2014 to 12/31/2014     20.456736         21.918933          8,637,016.2608
01/01/2015 to 12/31/2015     21.918933         21.034353          8,338,696.9885
01/01/2016 to 12/31/2016     21.034353         23.795311          7,924,322.1607
--------------------------   ---------         ---------          --------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008     15.652882         14.008187            376,159.6719
01/01/2009 to 12/31/2009     14.008187         15.539197            865,624.9400
01/01/2010 to 12/31/2010     15.539197         16.294392          1,304,424.3418
01/01/2011 to 12/31/2011     16.294392         17.032201          1,651,499.5613
01/01/2012 to 12/31/2012     17.032201         17.678853          1,907,512.1162
01/01/2013 to 12/31/2013     17.678853         17.039755          2,146,729.8411
01/01/2014 to 12/31/2014     17.039755         17.672051          2,137,353.8632
01/01/2015 to 12/31/2015     17.672051         17.456686          2,086,127.8698
01/01/2016 to 12/31/2016     17.456686         17.703108          1,936,751.5526
--------------------------   ---------         ---------          --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007     25.647561         29.015128            424,687.2766
01/01/2008 to 12/31/2008     29.015128         17.609165            787,542.1634
01/01/2009 to 12/31/2009     17.609165         24.685579          1,054,741.5400
01/01/2010 to 12/31/2010     24.685579         27.174697          1,347,501.6327
01/01/2011 to 12/31/2011     27.174697         24.391985          1,624,466.3872
01/01/2012 to 12/31/2012     24.391985         29.448187          1,870,908.3383
01/01/2013 to 12/31/2013     29.448187         37.474334          1,926,226.3822
01/01/2014 to 12/31/2014     37.474334         37.770339          1,873,230.6740
01/01/2015 to 12/31/2015     37.770339         39.789091          1,700,149.5506
01/01/2016 to 12/31/2016     39.789091         39.440143          1,638,388.3265
--------------------------   ---------         ---------          --------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008     31.673672         16.023138            230,040.2873
01/01/2009 to 12/31/2009     16.023138         25.460118            390,127.4800
01/01/2010 to 12/31/2010     25.460118         30.703147            529,585.9097
01/01/2011 to 12/31/2011     30.703147         24.456125            726,668.6583
01/01/2012 to 12/31/2012     24.456125         28.469336            851,258.5751
01/01/2013 to 12/31/2013     28.469336         35.976639            854,253.5686
01/01/2014 to 12/31/2014     35.976639         36.193280            853,547.7556
01/01/2015 to 12/31/2015     36.193280         35.749125            805,290.9430
01/01/2016 to 12/31/2016     35.749125         35.955856            777,459.9183
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        155.820587        172.441755        169,394.0165
01/01/2008 to 12/31/2008        172.441755         95.172443        347,976.8550
01/01/2009 to 12/31/2009         95.172443        130.706488        560,224.6100
01/01/2010 to 12/31/2010        130.706488        152.815675        721,234.5594
01/01/2011 to 12/31/2011        152.815675        144.106404        848,626.8310
01/01/2012 to 12/31/2012        144.106404        167.346709        930,394.1179
01/01/2013 to 12/31/2013        167.346709        214.481339        919,156.5445
01/01/2014 to 12/31/2014        214.481339        229.266658        845,538.3144
01/01/2015 to 12/31/2015        229.266658        241.342519        744,097.5190
01/01/2016 to 12/31/2016        241.342519        260.306750        671,514.7559
--------------------------      ----------        ----------        ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        113.269379        117.200478        152,251.5616
01/01/2008 to 12/31/2008        117.200478         71.752703        245,720.6441
01/01/2009 to 12/31/2009         71.752703         92.767065        354,443.4500
01/01/2010 to 12/31/2010         92.767065        101.829179        441,152.6994
01/01/2011 to 12/31/2011        101.829179         98.480424        504,589.5690
01/01/2012 to 12/31/2012         98.480424        113.965999        532,773.5138
01/01/2013 to 12/31/2013        113.965999        149.880499        522,232.5149
01/01/2014 to 12/31/2014        149.880499        163.350958        490,277.9046
01/01/2015 to 12/31/2015        163.350958        163.259796        464,243.8955
01/01/2016 to 12/31/2016        163.259796        179.358671        434,000.0384
--------------------------      ----------        ----------        ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2007 to 12/31/2007         35.931893         40.822935        184,796.9702
01/01/2008 to 12/31/2008         40.822935         24.285647        422,245.3471
01/01/2009 to 12/31/2009         24.285647         33.434468        806,265.1100
01/01/2010 to 12/31/2010         33.434468         42.347733      1,196,494.8013
01/01/2011 to 12/31/2011         42.347733         37.190772      1,802,577.9496
01/01/2012 to 12/31/2012         37.190772         41.969196      2,241,258.2685
01/01/2013 to 12/31/2013         41.969196         56.174780      2,303,183.2210
01/01/2014 to 12/31/2014         56.174780         58.676254      2,237,740.3557
01/01/2015 to 12/31/2015         58.676254         56.861156      2,116,363.1607
01/01/2016 to 12/31/2016         56.861156         62.693345      1,998,684.1228
--------------------------      ----------        ----------      --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007         44.410874         45.389592        439,726.9453
01/01/2008 to 12/31/2008         45.389592         31.451639        547,864.3760
01/01/2009 to 12/31/2009         31.451639         42.012274        729,628.6800
01/01/2010 to 12/31/2010         42.012274         46.632018        910,589.9999
01/01/2011 to 12/31/2011         46.632018         47.034525      1,042,790.4432
01/01/2012 to 12/31/2012         47.034525         52.192739      1,150,817.7540
01/01/2013 to 12/31/2013         52.192739         58.583826      1,204,880.7799
01/01/2014 to 12/31/2014         58.583826         60.375481      1,176,518.4191
01/01/2015 to 12/31/2015         60.375481         55.280794      1,128,723.1554
01/01/2016 to 12/31/2016         55.280794         62.094654      1,047,902.8753
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        23.489688         23.943267         630,107.5257
01/01/2008 to 12/31/2008        23.943267         14.833109         820,093.2822
01/01/2009 to 12/31/2009        14.833109         18.418533       1,144,021.9300
01/01/2010 to 12/31/2010        18.418533         20.175704       1,382,919.2240
01/01/2011 to 12/31/2011        20.175704         19.668797       1,548,417.9474
01/01/2012 to 12/31/2012        19.668797         22.134178       1,590,494.0297
01/01/2013 to 12/31/2013        22.134178         27.967044       1,528,375.1006
01/01/2014 to 12/31/2014        27.967044         29.512846       1,446,516.6740
01/01/2015 to 12/31/2015        29.512846         27.638150       1,338,391.5716
01/01/2016 to 12/31/2016        27.638150         31.598772       1,236,792.1461
--------------------------      ---------         ---------       --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        13.619223         13.617269       2,128,036.2476
01/01/2008 to 12/31/2008        13.617269          7.993738       2,363,710.9257
01/01/2009 to 12/31/2009         7.993738         10.596835       2,607,042.4000
01/01/2010 to 12/31/2010        10.596835         13.050039       2,801,777.2686
01/01/2011 to 12/31/2011        13.050039         13.173773       3,078,813.7559
01/01/2012 to 12/31/2012        13.173773         15.406299       3,219,195.0710
01/01/2013 to 12/31/2013        15.406299         22.428756       3,432,106.5582
01/01/2014 to 12/31/2014        22.428756         26.601023       3,323,100.9655
01/01/2015 to 12/31/2015        26.601023         25.750168       3,363,018.0919
01/01/2016 to 12/31/2016        25.750168         25.671909       3,416,406.0157
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS INVESTMENT SERIES - LEGG MASON
 PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)

01/01/2007 to 04/27/2007        12.507302         13.318274               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        31.562045         33.708989         654,054.5286
01/01/2008 to 12/31/2008        33.708989         23.471944         758,215.7347
01/01/2009 to 12/31/2009        23.471944         28.236210       1,103,363.7300
01/01/2010 to 12/31/2010        28.236210         31.328039       1,519,379.6880
01/01/2011 to 12/31/2011        31.328039         31.666239       1,982,321.3644
01/01/2012 to 12/31/2012        31.666239         36.167396       2,244,477.1105
01/01/2013 to 12/31/2013        36.167396         46.318086       2,440,445.6668
01/01/2014 to 12/31/2014        46.318086         50.644486       2,377,335.8506
01/01/2015 to 12/31/2015        50.644486         50.688657       2,280,620.2982
01/01/2016 to 12/31/2016        50.688657         54.812016       2,167,618.9613
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON PARTNERS
INVESTMENT SERIES - LEGG MASON PARTNERS
 VARIABLE GROWTH AND INCOME SUB-ACCOUNT)

01/01/2007 to 04/27/2007        10.349888         10.830961               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)

11/12/2007 to 12/31/2007        16.282533         16.639333           7,388.8557
01/01/2008 to 12/31/2008        16.639333         11.565494           3,080.8493
01/01/2009 to 05/01/2009        11.565494         11.325609               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) (FORMERLY LEGG MASON
PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -
 LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)

01/01/2007 to 11/12/2007        16.117797         16.434424               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)

04/30/2007 to 12/31/2007        12.211592         12.277886       1,149,657.9286
01/01/2008 to 12/31/2008        12.277886          7.859057         965,899.8797
01/01/2009 to 12/31/2009         7.859057          9.515322         847,895.1000
01/01/2010 to 12/31/2010         9.515322         10.523130         715,091.2429
01/01/2011 to 12/31/2011        10.523130         11.185360         591,540.5822
01/01/2012 to 12/31/2012        11.185360         12.583158         411,156.2125
01/01/2013 to 12/31/2013        12.583158         15.611471         340,943.4349
01/01/2014 to 12/31/2014        15.611471         17.472462         258,735.6901
01/01/2015 to 12/31/2015        17.472462         16.471829         203,628.0818
01/01/2016 to 12/31/2016        16.471829         18.658781         144,485.8426
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)

01/01/2007 to 12/31/2007         9.587435         10.053398         178,168.3390
01/01/2008 to 12/31/2008        10.053398          7.072558         142,107.2460
01/01/2009 to 12/31/2009         7.072558          8.505561         115,391.5200
01/01/2010 to 12/31/2010         8.505561          9.376273         115,020.7915
01/01/2011 to 04/29/2011         9.376273         10.189717               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS VARIABLE CAPITAL AND INCOME SUB-
 ACCOUNT (CLASS I))

01/01/2007 to 04/27/2007        11.659665         12.262751               0.0000
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

01/01/2007 to 12/31/2007        14.637795         14.965870         178,999.6648
01/01/2008 to 12/31/2008        14.965870          9.588519         409,674.6433
01/01/2009 to 12/31/2009         9.588519         11.583598         815,464.0600
01/01/2010 to 12/31/2010        11.583598         12.793918       1,116,200.6179
01/01/2011 to 12/31/2011        12.793918         13.575652       1,519,847.6946
01/01/2012 to 12/31/2012        13.575652         15.254952       2,053,229.2963
01/01/2013 to 12/31/2013        15.254952         18.887492       2,493,586.8612
01/01/2014 to 12/31/2014        18.887492         21.114960       2,534,471.7777
01/01/2015 to 12/31/2015        21.114960         19.877270       2,561,927.6727
01/01/2016 to 12/31/2016        19.877270         22.475445       2,471,943.3444
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        14.053943         14.578295          71,558.5450
01/01/2008 to 12/31/2008        14.578295          9.005186          68,479.6420
01/01/2009 to 12/31/2009         9.005186         12.630783          54,763.8700
01/01/2010 to 12/31/2010        12.630783         13.666298          53,588.7171
01/01/2011 to 12/31/2011        13.666298         13.375647          46,385.2755
01/01/2012 to 12/31/2012        13.375647         15.856399          32,744.2761
01/01/2013 to 12/31/2013        15.856399         21.533654          34,067.5193
01/01/2014 to 12/31/2014        21.533654         24.180977          26,602.2381
01/01/2015 to 12/31/2015        24.180977         26.153386          22,747.5649
01/01/2016 to 12/31/2016        26.153386         27.668957          11,920.9622
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        16.900520         17.296972          42,925.4577
01/01/2008 to 12/31/2008        17.296972         10.968806          34,322.9678
01/01/2009 to 12/31/2009        10.968806         13.452912          33,134.8000
01/01/2010 to 12/31/2010        13.452912         14.506980          32,193.5860
01/01/2011 to 12/31/2011        14.506980         14.999249          19,387.0754
01/01/2012 to 12/31/2012        14.999249         17.213381          14,654.0750
01/01/2013 to 12/31/2013        17.213381         22.446188          15,266.9348
01/01/2014 to 12/31/2014        22.446188         24.700983          15,320.3463
01/01/2015 to 12/31/2015        24.700983         23.635360          13,482.5374
01/01/2016 to 12/31/2016        23.635360         26.310553          12,816.3489
--------------------------      ---------         ---------          -----------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        13.297296         14.409486          71,717.4425
01/01/2008 to 12/31/2008        14.409486          8.415694         155,048.4932
01/01/2009 to 12/31/2009         8.415694         11.836558         312,136.5500
01/01/2010 to 12/31/2010        11.836558         14.596914         449,281.5538
01/01/2011 to 12/31/2011        14.596914         14.579426         605,314.5437
01/01/2012 to 12/31/2012        14.579426         17.151342         876,505.2267
01/01/2013 to 12/31/2013        17.151342         24.845843       1,042,836.5034
01/01/2014 to 12/31/2014        24.845843         25.474098       1,089,144.0851
01/01/2015 to 12/31/2015        25.474098         23.996807       1,083,536.2219
01/01/2016 to 12/31/2016        23.996807         25.011288       1,094,128.3287
--------------------------      ---------         ---------       --------------

LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)

01/01/2007 to 04/27/2007        25.022660         26.310285               0.0000
--------------------------      ---------         ---------       --------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)

01/01/2007 to 12/31/2007        15.877408         16.142271         181,547.9830
01/01/2008 to 12/31/2008        16.142271         11.554126         183,568.9844
01/01/2009 to 12/31/2009        11.554126         15.060824         154,709.4300
01/01/2010 to 12/31/2010        15.060824         16.966186         207,846.3981
01/01/2011 to 12/31/2011        16.966186         16.910059         354,939.0241
01/01/2012 to 12/31/2012        16.910059         18.838314         445,466.8835
01/01/2013 to 12/31/2013        18.838314         21.403579         500,554.3271
01/01/2014 to 12/31/2014        21.403579         22.119565         468,309.7215
01/01/2015 to 12/31/2015        22.119565         21.531928         438,872.4852
01/01/2016 to 12/31/2016        21.531928         22.787540         430,896.5878
--------------------------      ---------         ---------       --------------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)

01/01/2007 to 12/31/2007        15.182541         15.458245         216,103.7206
01/01/2008 to 12/31/2008        15.458245          9.529688         721,004.0867
01/01/2009 to 12/31/2009         9.529688         12.436637       1,092,468.8600
01/01/2010 to 12/31/2010        12.436637         14.174869       1,277,213.9188
01/01/2011 to 12/31/2011        14.174869         13.641752       1,419,336.3267
01/01/2012 to 12/31/2012        13.641752         15.572693       1,572,113.4774
01/01/2013 to 12/31/2013        15.572693         19.406012       1,541,549.1324
01/01/2014 to 12/31/2014        19.406012         20.012963       1,494,872.3874
01/01/2015 to 12/31/2015        20.012963         19.274604       1,407,587.8243
01/01/2016 to 12/31/2016        19.274604         20.601232       1,328,179.8506
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE MODERATE
GROWTH SUB-ACCOUNT)

01/01/2007 to 12/31/2007        14.532880         14.864919          54,626.1571
01/01/2008 to 12/31/2008        14.864919          9.844459          49,167.4825
01/01/2009 to 12/31/2009         9.844459         12.888792          61,315.1800
01/01/2010 to 12/31/2010        12.888792         14.602739          63,434.6016
01/01/2011 to 12/31/2011        14.602739         14.301762          52,638.5998
01/01/2012 to 12/31/2012        14.301762         16.144532          38,844.6226
01/01/2013 to 12/31/2013        16.144532         19.374792          25,564.2099
01/01/2014 to 12/31/2014        19.374792         20.022601          14,481.1309
01/01/2015 to 12/31/2015        20.022601         19.371895          11,575.8675
01/01/2016 to 12/31/2016        19.371895         20.609047           7,514.6330
--------------------------      ---------         ---------          -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT

01/01/2007 to 12/31/2007        10.294747         10.278261         131,181.1505
01/01/2008 to 12/31/2008        10.278261          7.980736          87,278.0413
01/01/2009 to 12/31/2009         7.980736          9.230706          87,515.6900
01/01/2010 to 12/31/2010         9.230706          9.929461          68,212.4658
01/01/2011 to 04/29/2011         9.929461          9.814390               0.0000
--------------------------      ---------         ---------         ------------

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

01/01/2007 to 12/31/2007        16.586039         16.326966         492,150.9948
01/01/2008 to 12/31/2008        16.326966         11.125682         464,594.9963
01/01/2009 to 12/31/2009        11.125682         17.049176         508,386.9400
01/01/2010 to 12/31/2010        17.049176         19.301473         609,062.1339
01/01/2011 to 12/31/2011        19.301473         19.340355         746,857.2868
01/01/2012 to 12/31/2012        19.340355         22.542599         894,934.9428
01/01/2013 to 12/31/2013        22.542599         23.599352       1,028,276.7526
01/01/2014 to 12/31/2014        23.599352         22.980070       1,021,333.8207
01/01/2015 to 12/31/2015        22.980070         21.315986         981,139.5552
01/01/2016 to 12/31/2016        21.315986         24.275504         882,783.2770
--------------------------      ---------         ---------       --------------

MET INVESTORS SERIES TRUST

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        17.524570         18.612590       2,462,248.0313
01/01/2015 to 12/31/2015        18.612590         18.078496       2,263,389.6494
01/01/2016 to 12/31/2016        18.078496         17.964995       2,088,879.1488
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

01/01/2007 to 12/31/2007        30.196524         24.666676         481,513.9527
01/01/2008 to 12/31/2008        24.666676         15.089759         569,118.0022
01/01/2009 to 12/31/2009        15.089759         19.079756         687,918.5200
01/01/2010 to 12/31/2010        19.079756         24.427670         676,191.2161
01/01/2011 to 12/31/2011        24.427670         25.489341         768,548.9176
01/01/2012 to 12/31/2012        25.489341         29.084038         821,608.1489
01/01/2013 to 12/31/2013        29.084038         29.239437         897,618.8314
01/01/2014 to 04/25/2014        29.239437         32.596168               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.248246          9.050430        2,906,668.4200
01/01/2010 to 12/31/2010         9.050430         10.242106        3,428,373.7229
01/01/2011 to 12/31/2011        10.242106          9.942277        3,869,390.2064
01/01/2012 to 12/31/2012         9.942277         11.607402        3,894,963.3888
01/01/2013 to 12/31/2013        11.607402         15.481667        4,014,908.3476
01/01/2014 to 12/31/2014        15.481667         16.671405       10,442,672.8652
01/01/2015 to 12/31/2015        16.671405         15.442562       10,071,740.8040
01/01/2016 to 12/31/2016        15.442562         17.844135        9,326,322.7030
--------------------------      ---------         ---------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))

01/01/2007 to 12/31/2007        14.192037         14.332350          901,368.2449
01/01/2008 to 12/31/2008        14.332350          9.570657        1,502,041.5173
01/01/2009 to 12/31/2009         9.570657         11.701211        2,560,126.4000
01/01/2010 to 12/31/2010        11.701211         12.932462        3,518,683.9710
01/01/2011 to 12/31/2011        12.932462         12.452165        4,762,442.6179
01/01/2012 to 12/31/2012        12.452165         14.025729        5,611,790.8612
01/01/2013 to 12/31/2013        14.025729         18.482676        5,786,796.4606
01/01/2014 to 04/25/2014        18.482676         18.591862                0.0000
--------------------------      ---------         ---------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

01/01/2007 to 12/31/2007        15.477821         14.891154        1,300,816.8174
01/01/2008 to 12/31/2008        14.891154          9.416936        1,594,351.7490
01/01/2009 to 05/01/2009         9.416936          9.136104                0.0000
--------------------------      ---------         ---------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.584886         15.957165          712,915.0942
01/01/2008 to 12/31/2008        15.957165          9.631096          686,333.4262
01/01/2009 to 12/31/2009         9.631096         12.696435          725,972.8200
01/01/2010 to 12/31/2010        12.696435         15.782371          733,793.5089
01/01/2011 to 12/31/2011        15.782371         15.379785        1,022,953.0961
01/01/2012 to 12/31/2012        15.379785         17.911571        1,116,176.2466
01/01/2013 to 12/31/2013        17.911571         24.734051        1,132,081.2091
01/01/2014 to 12/31/2014        24.734051         26.293351        1,096,516.4814
01/01/2015 to 12/31/2015        26.293351         25.459025        1,138,086.9728
01/01/2016 to 12/31/2016        25.459025         27.947803        1,129,583.2454
--------------------------      ---------         ---------       ---------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/30/2007 to 12/31/2007        18.954056         17.317227        1,108,343.4965
01/01/2008 to 12/31/2008        17.317227         11.971285          937,217.2225
01/01/2009 to 12/31/2009        11.971285         14.912405          926,217.7600
01/01/2010 to 12/31/2010        14.912405         17.613554          932,436.2940
01/01/2011 to 12/31/2011        17.613554         15.792798          916,113.9580
01/01/2012 to 12/31/2012        15.792798         18.354655          769,354.2937
01/01/2013 to 12/31/2013        18.354655         23.948419          692,956.4398
01/01/2014 to 12/31/2014        23.948419         23.996560          612,629.8606
01/01/2015 to 12/31/2015        23.996560         22.360751          545,752.6454
01/01/2016 to 12/31/2016        22.360751         28.912816          467,686.9697
--------------------------      ---------         ---------       ---------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY PUTNAM VARIABLE TRUST -
PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)

01/01/2007 to 04/27/2007        26.248164         28.038574                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007     15.975005         17.827392            981,756.7932
01/01/2008 to 12/31/2008     17.827392         10.121297          1,102,778.8241
01/01/2009 to 12/31/2009     10.121297         13.117935          1,248,072.5200
01/01/2010 to 12/31/2010     13.117935         14.396532          1,361,449.3782
01/01/2011 to 12/31/2011     14.396532         12.663042          1,432,480.6677
01/01/2012 to 12/31/2012     12.663042         14.557637          1,455,475.4558
01/01/2013 to 12/31/2013     14.557637         17.102618          1,409,196.6028
01/01/2014 to 12/31/2014     17.102618         15.677116          1,391,178.8766
01/01/2015 to 12/31/2015     15.677116         15.169757          1,334,744.0749
01/01/2016 to 12/31/2016     15.169757         14.813093          1,299,387.2582
--------------------------   ---------         ---------          --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007     19.115723         20.008676            125,791.6470
01/01/2008 to 12/31/2008     20.008676         11.715866            161,990.0578
01/01/2009 to 12/31/2009     11.715866         16.135099            164,440.7400
01/01/2010 to 12/31/2010     16.135099         18.426604            154,110.6685
01/01/2011 to 12/31/2011     18.426604         16.626982            140,264.7059
01/01/2012 to 12/31/2012     16.626982         19.846361            121,723.2208
01/01/2013 to 12/31/2013     19.846361         24.851865            842,910.9411
01/01/2014 to 12/31/2014     24.851865         25.006332            775,578.8811
01/01/2015 to 12/31/2015     25.006332         25.603522            660,856.7246
01/01/2016 to 12/31/2016     25.603522         25.280600            615,405.5726
--------------------------   ---------         ---------          --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2007 to 12/31/2007     18.684055         18.836352            449,253.2704
01/01/2008 to 12/31/2008     18.836352         10.701719            596,545.0521
01/01/2009 to 12/31/2009     10.701719         13.821411            810,857.3700
01/01/2010 to 12/31/2010     13.821411         14.622522            832,841.9252
01/01/2011 to 04/29/2011     14.622522         16.309009                  0.0000
--------------------------   ---------         ---------          --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL
EQUITY SUB-ACCOUNT)

01/01/2007 to 12/31/2007     18.006165         18.607889             34,202.6896
01/01/2008 to 12/31/2008     18.607889         10.756593             31,518.9518
01/01/2009 to 12/31/2009     10.756593         12.805714             32,869.5700
01/01/2010 to 04/30/2010     12.805714         13.567722                  0.0000
--------------------------   ---------         ---------          --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010     13.612355         14.241746             58,815.3887
01/01/2011 to 12/31/2011     14.241746         13.062475            702,783.3076
01/01/2012 to 12/31/2012     13.062475         15.725398            782,697.7006
01/01/2013 to 04/26/2013     15.725398         16.712427                  0.0000
--------------------------   ---------         ---------          --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014     43.995216         48.029516            814,674.9166
01/01/2015 to 12/31/2015     48.029516         45.665286            773,207.7688
01/01/2016 to 12/31/2016     45.665286         52.209358            691,926.8582
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

01/01/2007 to 12/31/2007        35.145987         35.058950       691,438.9220
01/01/2008 to 12/31/2008        35.058950         21.903014       754,612.0832
01/01/2009 to 12/31/2009        21.903014         27.911532       823,740.3200
01/01/2010 to 12/31/2010        27.911532         32.061790       894,325.9675
01/01/2011 to 12/31/2011        32.061790         29.628299       939,662.3568
01/01/2012 to 12/31/2012        29.628299         33.556473       896,966.1452
01/01/2013 to 12/31/2013        33.556473         43.690070       859,004.8650
01/01/2014 to 04/25/2014        43.690070         43.931678             0.0000
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        17.666076         19.153875        92,690.6433
01/01/2008 to 12/31/2008        19.153875         10.520409        86,574.6049
01/01/2009 to 12/31/2009        10.520409         12.631977        77,100.9900
01/01/2010 to 12/31/2010        12.631977         13.297778        72,139.1868
01/01/2011 to 12/31/2011        13.297778         10.462743        66,481.5676
01/01/2012 to 12/31/2012        10.462743         12.302257        45,320.0641
01/01/2013 to 12/31/2013        12.302257         13.953689       598,006.4459
01/01/2014 to 12/31/2014        13.953689         13.286366       589,341.3089
01/01/2015 to 12/31/2015        13.286366         12.804516       557,625.2440
01/01/2016 to 12/31/2016        12.804516         13.250976       515,432.8091
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)

01/01/2007 to 12/31/2007        46.372983         48.477837         1,201.5369
01/01/2008 to 12/31/2008        48.477837         46.049828         1,048.7113
01/01/2009 to 12/31/2009        46.049828         49.582034           933.2300
01/01/2010 to 12/31/2010        49.582034         52.840839           946.7676
01/01/2011 to 12/31/2011        52.840839         55.391269           953.3229
01/01/2012 to 12/31/2012        55.391269         58.591105           931.7030
01/01/2013 to 12/31/2013        58.591105         57.192111           831.7030
01/01/2014 to 12/31/2014        57.192111         60.239722           602.9787
01/01/2015 to 12/31/2015        60.239722         59.604494           254.9723
01/01/2016 to 12/31/2016        59.604494         60.464815           195.0258
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        10.476109         13.202115        60,546.7600
01/01/2010 to 12/31/2010        13.202115         15.583393        55,023.3090
01/01/2011 to 12/31/2011        15.583393         13.978448        46,824.6923
01/01/2012 to 12/31/2012        13.978448         15.748288        36,491.0906
01/01/2013 to 12/31/2013        15.748288         20.822627        37,607.4297
01/01/2014 to 12/31/2014        20.822627         22.337788        34,090.0965
01/01/2015 to 12/31/2015        22.337788         23.386926        30,017.2891
01/01/2016 to 12/31/2016        23.386926         23.058379        27,515.8790
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES
TRUST - LARGE CAP SUB-ACCOUNT)

01/01/2007 to 12/31/2007        17.554849         17.973892        17,201.1665
01/01/2008 to 12/31/2008        17.973892          9.770216        14,385.0153
01/01/2009 to 05/01/2009         9.770216         10.198589             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT
TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)

01/01/2007 to 12/31/2007        14.605328         16.101595          32,950.9010
01/01/2008 to 12/31/2008        16.101595          9.097531          50,625.9949
01/01/2009 to 05/01/2009         9.097531          8.649652               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
MONEY MARKET SUB-ACCOUNT))

01/01/2007 to 12/31/2007        13.185125         13.625588       1,027,462.5952
01/01/2008 to 12/31/2008        13.625588         13.771720       1,645,786.4151
01/01/2009 to 12/31/2009        13.771720         13.597020       1,183,740.8700
01/01/2010 to 04/30/2010        13.597020         13.530860               0.0000
--------------------------      ---------         ---------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        13.529192         13.395302       1,056,588.1683
01/01/2011 to 12/31/2011        13.395302         13.196406       1,224,035.3301
01/01/2012 to 12/31/2012        13.196406         12.998860       1,153,558.0897
01/01/2013 to 12/31/2013        12.998860         12.805324         957,867.7806
01/01/2014 to 12/31/2014        12.805324         12.614669         747,211.5851
01/01/2015 to 12/31/2015        12.614669         12.426853         649,787.2812
01/01/2016 to 12/31/2016        12.426853         12.266390         543,145.4733
--------------------------      ---------         ---------       --------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE
EQUITY TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)

01/01/2007 to 12/31/2007        16.751116         16.804944          27,855.8205
01/01/2008 to 12/31/2008        16.804944          9.578999          25,623.6780
01/01/2009 to 12/31/2009         9.578999         13.234253          26,416.4900
01/01/2010 to 12/31/2010        13.234253         14.688265          24,455.0099
01/01/2011 to 04/29/2011        14.688265         15.523304               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        12.230202          8.105624         932,834.4034
01/01/2009 to 12/31/2009         8.105624         11.144049         960,751.0700
01/01/2010 to 12/31/2010        11.144049         12.220261         944,079.1595
01/01/2011 to 12/31/2011        12.220261         12.065387         919,636.0423
01/01/2012 to 12/31/2012        12.065387         13.733793       1,922,764.7277
01/01/2013 to 12/31/2013        13.733793         18.498998       1,760,857.6136
01/01/2014 to 12/31/2014        18.498998         19.816928       1,530,805.1615
01/01/2015 to 12/31/2015        19.816928         21.579412       1,358,785.5452
01/01/2016 to 12/31/2016        21.579412         21.230540       1,208,203.0691
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.123759         10.271393       2,041,909.8369
01/01/2008 to 12/31/2008        10.271393          5.469755       2,032,539.1654
01/01/2009 to 12/31/2009         5.469755          7.743159       1,892,876.1200
01/01/2010 to 12/31/2010         7.743159          8.344698       1,839,185.2455
01/01/2011 to 12/31/2011         8.344698          8.107217       1,754,395.1770
01/01/2012 to 04/27/2012         8.107217          9.117621               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST -
STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))

01/01/2007 to 12/31/2007         4.867368          5.592499         410,631.3372
01/01/2008 to 04/25/2008         5.592499          5.334631               0.0000
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        53.331925         54.345523       1,251,904.1260
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)

01/01/2007 to 12/31/2007     19.440487         20.107934            107,741.5402
01/01/2008 to 12/31/2008     20.107934         13.303436            301,094.5251
01/01/2009 to 12/31/2009     13.303436         16.235598            906,565.2000
01/01/2010 to 12/31/2010     16.235598         18.588559          1,579,229.6415
01/01/2011 to 12/31/2011     18.588559         17.479626          2,417,545.9157
01/01/2012 to 12/31/2012     17.479626         19.041558          3,075,981.8233
01/01/2013 to 12/31/2013     19.041558         24.962646          3,096,551.8472
01/01/2014 to 12/31/2014     24.962646         27.334738          2,820,701.5516
01/01/2015 to 12/31/2015     27.334738         26.944786          2,606,666.7582
01/01/2016 to 04/29/2016     26.944786         27.112978                  0.0000
--------------------------   ---------         ---------          --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011     15.488492         13.706576             19,138.0731
01/01/2012 to 12/31/2012     13.706576         15.204967             16,296.8619
01/01/2013 to 12/31/2013     15.204967         19.975312             15,229.3192
01/01/2014 to 12/31/2014     19.975312         21.715282             11,618.9618
01/01/2015 to 12/31/2015     21.715282         21.850125             10,160.1489
01/01/2016 to 12/31/2016     21.850125         23.043498            548,606.4010
--------------------------   ---------         ---------          --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS F)

01/01/2007 to 12/31/2007     44.707307         45.877203            189,986.0172
01/01/2008 to 12/31/2008     45.877203         35.109560            150,639.3539
01/01/2009 to 12/31/2009     35.109560         40.936528            129,050.5500
01/01/2010 to 12/31/2010     40.936528         44.306116            128,295.1639
01/01/2011 to 12/31/2011     44.306116         44.610823            106,085.0082
01/01/2012 to 12/31/2012     44.610823         48.936077             90,446.8982
01/01/2013 to 12/31/2013     48.936077         57.248968             85,051.5065
01/01/2014 to 12/31/2014     57.248968         61.144559             69,370.4706
01/01/2015 to 12/31/2015     61.144559         60.023556             51,667.7106
01/01/2016 to 12/31/2016     60.023556         64.436501             39,909.2025
--------------------------   ---------         ---------          --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))

01/01/2007 to 12/31/2007     21.539455         22.084603             22,828.1610
01/01/2008 to 12/31/2008     22.084603         13.268753             21,536.0142
01/01/2009 to 12/31/2009     13.268753         15.909707             23,637.8100
01/01/2010 to 12/31/2010     15.909707         17.937578             20,123.1167
01/01/2011 to 12/31/2011     17.937578         16.566712             15,134.0726
01/01/2012 to 12/31/2012     16.566712         18.872223             10,451.7761
01/01/2013 to 04/26/2013     18.872223         20.780445                  0.0000
--------------------------   ---------         ---------          --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST - MFS(R)
VALUE SUB-ACCOUNT)

01/01/2007 to 12/31/2007     16.064905         17.033208            138,466.6060
01/01/2008 to 12/31/2008     17.033208         11.321028            116,220.5652
01/01/2009 to 12/31/2009     11.321028         13.474380            136,724.8100
01/01/2010 to 12/31/2010     13.474380         14.790330            125,976.4784
01/01/2011 to 12/31/2011     14.790330         14.694709             89,201.9053
01/01/2012 to 12/31/2012     14.694709         16.885005             61,571.4738
01/01/2013 to 12/31/2013     16.885005         22.577230             68,959.8016
01/01/2014 to 12/31/2014     22.577230         24.645071             55,168.6229
01/01/2015 to 12/31/2015     24.645071         24.241463             39,520.4065
01/01/2016 to 12/31/2016     24.241463         27.317199             33,199.2887
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.341845         20.393533         242,456.7848
01/01/2014 to 12/31/2014        20.393533         20.029536         224,695.2278
01/01/2015 to 12/31/2015        20.029536         19.806304         200,515.8726
01/01/2016 to 12/31/2016        19.806304         23.100428         174,927.3531
--------------------------      ---------         ---------         ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        17.788025         19.331825               0.0000
--------------------------      ---------         ---------         ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.605583         15.610081         307,336.3229
01/01/2008 to 12/31/2008        15.610081          9.487441         283,438.2465
01/01/2009 to 12/31/2009         9.487441         12.782003         280,786.9500
01/01/2010 to 12/31/2010        12.782003         15.470184         310,192.4101
01/01/2011 to 12/31/2011        15.470184         14.436229         309,824.2060
01/01/2012 to 12/31/2012        14.436229         14.971828         277,635.0208
01/01/2013 to 04/26/2013        14.971828         16.228423               0.0000
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        34.755907         21.216657           8,546.3514
01/01/2009 to 12/31/2009        21.216657         29.895857          14,831.0500
01/01/2010 to 12/31/2010        29.895857         34.382161          13,596.8339
01/01/2011 to 12/31/2011        34.382161         33.419066          13,149.4015
01/01/2012 to 12/31/2012        33.419066         39.066518          12,328.8880
01/01/2013 to 12/31/2013        39.066518         53.405117         105,056.8554
01/01/2014 to 12/31/2014        53.405117         57.253340         111,003.5840
01/01/2015 to 12/31/2015        57.253340         62.330163         122,873.0538
01/01/2016 to 12/31/2016        62.330163         62.342717         115,666.1056
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
VARIABLE PRODUCTS SERIES FUND, INC. - LARGE
 CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        33.744981         37.765228          11,480.4449
01/01/2008 to 04/25/2008        37.765228         34.712602               0.0000
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        30.898634         32.058770       5,566,215.2465
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
CONVERTIBLE SECURITIES SUB-ACCOUNT))

01/01/2007 to 12/31/2007        18.564980         19.539590           5,719.1800
01/01/2008 to 12/31/2008        19.539590         15.706333           4,220.8390
01/01/2009 to 12/31/2009        15.706333         21.216459           3,794.6800
01/01/2010 to 12/31/2010        21.216459         23.654772           3,771.6996
01/01/2011 to 12/31/2011        23.654772         24.428019           3,720.4084
01/01/2012 to 12/31/2012        24.428019         27.237049           3,700.6118
01/01/2013 to 12/31/2013        27.237049         29.023280           3,171.0048
01/01/2014 to 12/31/2014        29.023280         30.055168           1,737.3990
01/01/2015 to 12/31/2015        30.055168         29.052608           1,429.4516
01/01/2016 to 04/29/2016        29.052608         29.939232               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
PIONEER STRATEGIC INCOME SUB-ACCOUNT)

01/01/2007 to 12/31/2007     18.976282         19.934673          1,126,454.2201
01/01/2008 to 12/31/2008     19.934673         17.527708          1,721,868.9017
01/01/2009 to 12/31/2009     17.527708         22.980047          2,720,519.5100
01/01/2010 to 12/31/2010     22.980047         25.394296          3,866,966.6869
01/01/2011 to 12/31/2011     25.394296         25.925019          5,224,065.0824
01/01/2012 to 12/31/2012     25.925019         28.505772          6,402,421.7800
01/01/2013 to 12/31/2013     28.505772         28.515147          7,260,952.6022
01/01/2014 to 12/31/2014     28.515147         29.378191          6,987,215.1762
01/01/2015 to 12/31/2015     29.378191         28.565823          6,507,139.9136
01/01/2016 to 04/29/2016     28.565823         29.290759                  0.0000
--------------------------   ---------         ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007     15.981559         16.377312            269,307.2655
01/01/2008 to 12/31/2008     16.377312         16.046974            536,344.0675
01/01/2009 to 12/31/2009     16.046974         16.453082            923,869.7500
01/01/2010 to 12/31/2010     16.453082         17.098382          1,416,325.5878
01/01/2011 to 12/31/2011     17.098382         17.731455          1,981,975.4953
01/01/2012 to 12/31/2012     17.731455         17.998404          2,258,609.0782
01/01/2013 to 12/31/2013     17.998404         17.569928          2,437,176.0147
01/01/2014 to 12/31/2014     17.569928         17.749720          2,438,869.7784
01/01/2015 to 12/31/2015     17.749720         17.539143          2,503,832.3545
01/01/2016 to 12/31/2016     17.539143         17.454474          2,291,473.6009
--------------------------   ---------         ---------          --------------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

01/01/2007 to 12/31/2007     31.881722         33.083240            157,281.3772
01/01/2008 to 12/31/2008     33.083240         21.587248            241,423.7534
01/01/2009 to 12/31/2009     21.587248         26.638121            310,004.8200
01/01/2010 to 12/31/2010     26.638121         30.937182            365,965.1989
01/01/2011 to 12/31/2011     30.937182         28.697248            444,936.0481
01/01/2012 to 12/31/2012     28.697248         31.328060            485,835.5126
01/01/2013 to 12/31/2013     31.328060         40.969898            470,534.8767
01/01/2014 to 12/31/2014     40.969898         46.332846            442,281.6454
01/01/2015 to 12/31/2015     46.332846         42.742952            421,754.6896
01/01/2016 to 12/31/2016     42.742952         48.940659            391,907.0936
--------------------------   ---------         ---------          --------------

TRUST FOR ADVISED PORTFOLIOS

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT

01/01/2007 to 12/31/2007     27.846186         30.418976              5,851.5419
01/01/2008 to 12/31/2008     30.418976         22.412911             12,548.0707
01/01/2009 to 12/31/2009     22.412911         27.122462              8,175.9600
01/01/2010 to 12/31/2010     27.122462         29.965275              7,063.1348
01/01/2011 to 12/31/2011     29.965275         29.514474              6,953.3878
01/01/2012 to 12/31/2012     29.514474         32.187403              3,306.8269
01/01/2013 to 12/31/2013     32.187403         37.639868              3,205.9036
01/01/2014 to 12/31/2014     37.639868         40.529432              3,054.8653
01/01/2015 to 12/31/2015     40.529432         39.241275              2,607.0223
01/01/2016 to 12/31/2016     39.241275         41.067343              2,503.5101

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity
Trust: ClearBridge Variable Dividend Strategy Portfolio (Class I) (formerly ClearBridge Variable Equity Income Portfolio, and previously Legg Mason ClearBridge Variable Equity Income Builder Portfolio) (closed effective April 30, 2007); (b) Brighthouse Funds Trust I (formerly Met Investors Series Trust):
Oppenheimer Global Equity Portfolio (Class B) (closed effective April 29, 2013) and Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (closed effective November 12, 2007); (c) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (Class
B) (formerly Artio International Stock Portfolio) (closed effective April 30,
2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1,
2006), BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio ) (Class A) (closed effective May 1, 2016), and Neuberger Berman Genesis Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of May 1, 2006, the following Investment Portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Brighthouse Funds Trust I; Convertible Securities Portfolio merged into Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Brighthouse Funds Trust II; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Brighthouse Funds Trust II; MFS(R) Total Return Portfolio merged into MFS(R) Total Return Portfolio (Class F) of Brighthouse Funds Trust II; MFS(R) Value Portfolio merged into MFS(R) Value Portfolio (Class A) of Brighthouse Funds Trust I; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Brighthouse Funds Trust I; Pioneer Strategic Income Portfolio merged into Pioneer Strategic Income Portfolio (Class A) of Brighthouse Funds Trust I; and Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Brighthouse Funds Trust II.


Effective as of May 1, 2006, Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Service Shares) was replaced with Oppenheimer Capital Appreciation Portfolio (Class B) of Brighthouse Funds Trust I.


Effective as of April 30, 2007, the following Investment Portfolios were merged: Legg Mason Partners Investment Series: Legg Mason Partners Variable Growth and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio (Class I); Legg Mason Partners Investment Series: Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Aggressive Growth Portfolio (Class I); Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Capital and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios IV: Legg Mason Partners Variable Multiple Discipline
Portfolio -- Balanced All Cap Growth and Value (Class I); Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Large Cap Value Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios I, Inc.: Legg Mason Partners Variable Investors Portfolio (Class I); and Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, Putnam Variable Trust: Putnam VT Small Cap Value Fund (Class IB) was replaced with Third Avenue Small Cap Value Portfolio (Class B) of Brighthouse Funds Trust I.

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).


Effective as of April 28, 2008, Brighthouse Funds Trust I: MFS(R) Value Portfolio (Class A) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class A).



Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).



Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Brighthouse Funds Trust I: Van Kampen Comstock Portfolio (Class B).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust II: FI Large Cap Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust: Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class
B).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Brighthouse Funds Trust II: BlackRock Money Market Portfolio (Class E).



Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.



Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Brighthouse Funds Trust II: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).



Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1,
2011).



Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (Class B) (formerly Lazard Mid Cap Portfolio) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 29, 2013, Brighthouse Funds Trust II: FI Value Leaders Portfolio (Class D) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class A).


Effective as of April 29, 2013, Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.



Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Brighthouse Funds Trust I: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Brighthouse Funds Trust I:
Clarion Global Real Estate Portfolio (Class B).



Effective as of November 7, 2014, Legg Mason Partners Variable Equity Trust:
Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into Trust for Advised Portfolios: 1919 Variable Socially Responsive Balanced Fund.



Effective as of May 1, 2016, Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016).


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into

Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).

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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Seeks both capital appreciation and current
                                            income.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Seeks as high a level of current income as is
                                            consistent with the preservation of capital.
 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Global Small                Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 Invesco Comstock Portfolio (Class B)       Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 (Class B)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class E)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E)                        consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Capital Research and Management
                                            Company
 American Funds Global Growth Fund          Capital Research and Management
                                            Company
 American Funds Global Small                Capital Research and Management
 Capitalization Fund                        Company
 American Funds Growth Fund                 Capital Research and Management
                                            Company
 American Funds Growth-Income Fund          Capital Research and Management
                                            Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Clarion Global Real Estate Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 Invesco Comstock Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio (Class E)                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio (Class F)    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class A)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Large Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital. Current
 Portfolio (Class I)                        income is a secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 QS Variable Moderate Growth (Class I)      Seeks long-term growth of capital.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          Seeks capital appreciation and retention of
 Balanced Fund                              net investment income.



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 QS Variable Moderate Growth (Class I)      Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Pioneer Investment Management, Inc.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          1919 Investment Counsel, LLC
 Balanced Fund

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APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         1919 Variable Socially Responsive            1919 Variable Socially Responsive
         Balanced                                     Balanced Fund
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Large Cap Growth        ClearBridge Variable Large Cap Growth
                                                      Portfolio
         ClearBridge Variable Large Cap Value         ClearBridge Variable Large Cap Value
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

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APPENDIX D

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2016              $100,000
   B    Account Value                                 10/1/2017              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2017           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2018              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2018              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2018              $  9,000
   G    Percentage Reduction in Account               10/2/2018                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2018              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2018           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2018              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2018 and 10/2/2018 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2016              $100,000
   B    Account Value                                      10/1/2017              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2017           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2018              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2018              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2018              $  9,000
   G    Percentage Reduction in Account                    10/2/2018                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2018              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2018           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2018              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2018 and 10/2/2018 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                         BRIGHTHOUSE SEPARATE ACCOUNT A



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY



                                 PRIMELITE III


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


SAI-0517USAPRIMELITE III
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   13
  FINANCIAL STATEMENTS.....................................   39

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse

Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:





                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions, LLC
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation

Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee and/or withdrawal charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (Contract Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:

 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN KAMPEN
EQUITY AND INCOME SUB-ACCOUNT (SERIES
 II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT (CLASS II))
01/01/2007 to 12/31/2007      14.876285          15.123277           5,716,058.5233
01/01/2008 to 12/31/2008      15.123277          11.501189           4,764,514.9827
01/01/2009 to 12/31/2009      11.501189          13.857088           4,174,212.6800
01/01/2010 to 12/31/2010      13.857088          15.270351           3,811,467.3873
01/01/2011 to 12/31/2011      15.270351          14.825722           3,108,822.4303
01/01/2012 to 12/31/2012      14.825722          16.388290           2,081,502.6346
01/01/2013 to 12/31/2013      16.388290          20.131803           1,740,470.5562
01/01/2014 to 12/31/2014      20.131803          21.538448           1,467,018.3701
01/01/2015 to 12/31/2015      21.538448          20.638237           1,129,524.0593
01/01/2016 to 12/31/2016      20.638237          23.312219             892,881.1120
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008      15.396677          13.764919              47,134.0035
01/01/2009 to 12/31/2009      13.764919          15.246469             115,030.6100
01/01/2010 to 12/31/2010      15.246469          15.963484             175,778.3827
01/01/2011 to 12/31/2011      15.963484          16.661378             253,811.3241
01/01/2012 to 12/31/2012      16.661378          17.267897             207,040.1196
01/01/2013 to 12/31/2013      17.267897          16.618708             155,293.5978
01/01/2014 to 12/31/2014      16.618708          17.209553             143,540.7770
01/01/2015 to 12/31/2015      17.209553          16.974344              93,606.1622
01/01/2016 to 12/31/2016      16.974344          17.188161              75,213.9472
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007      25.278245          28.554243           1,179,473.3321
01/01/2008 to 12/31/2008      28.554243          17.303355           1,148,266.1878
01/01/2009 to 12/31/2009      17.303355          24.220536           1,067,577.2000
01/01/2010 to 12/31/2010      24.220536          26.622846             960,538.9009
01/01/2011 to 12/31/2011      26.622846          23.860877             810,049.6679
01/01/2012 to 12/31/2012      23.860877          28.763612             577,818.0075
01/01/2013 to 12/31/2013      28.763612          36.548357             482,512.0415
01/01/2014 to 12/31/2014      36.548357          36.781833             466,073.0022
01/01/2015 to 12/31/2015      36.781833          38.689675             364,201.9995
01/01/2016 to 12/31/2016      38.689675          38.292905             318,257.0295
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008      31.201952          15.768416              20,264.3875
01/01/2009 to 12/31/2009      15.768416          25.017855              53,050.9300
01/01/2010 to 12/31/2010      25.017855          30.124654              80,697.3201
01/01/2011 to 12/31/2011      30.124654          23.959400              72,187.4410
01/01/2012 to 12/31/2012      23.959400          27.849093              55,185.4906
01/01/2013 to 12/31/2013      27.849093          35.140140              52,507.8622
01/01/2014 to 12/31/2014      35.140140          35.298744              47,559.6423
01/01/2015 to 12/31/2015      35.298744          34.813279              31,870.7651
01/01/2016 to 12/31/2016      34.813279          34.962125              21,907.9965
--------------------------    ---------          ---------           --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         150.559380         166.368261         378,849.7943
01/01/2008 to 12/31/2008         166.368261          91.682004         394,094.8340
01/01/2009 to 12/31/2009          91.682004         125.724161         374,529.3600
01/01/2010 to 12/31/2010         125.724161         146.770521         322,086.9179
01/01/2011 to 12/31/2011         146.770521         138.198740         261,874.1556
01/01/2012 to 12/31/2012         138.198740         160.244635         186,325.2927
01/01/2013 to 12/31/2013         160.244635         205.071304         152,247.2423
01/01/2014 to 12/31/2014         205.071304         218.879404         122,864.6536
01/01/2015 to 12/31/2015         218.879404         230.062822          94,969.1503
01/01/2016 to 12/31/2016         230.062822         247.768953          74,697.7437
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         109.445523         113.073267         341,417.8256
01/01/2008 to 12/31/2008         113.073267          69.121625         339,590.3508
01/01/2009 to 12/31/2009          69.121625          89.231496         319,792.4600
01/01/2010 to 12/31/2010          89.231496          97.801571         287,403.1395
01/01/2011 to 12/31/2011          97.801571          94.443788         237,603.4035
01/01/2012 to 12/31/2012          94.443788         109.130025         173,733.7974
01/01/2013 to 12/31/2013         109.130025         143.305617         143,625.7253
01/01/2014 to 12/31/2014         143.305617         155.951103         109,583.0565
01/01/2015 to 12/31/2015         155.951103         155.630436          84,274.4186
01/01/2016 to 12/31/2016         155.630436         170.720834          69,419.4995
--------------------------       ----------         ----------         ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007          35.503070          40.274966         561,038.8775
01/01/2008 to 12/31/2008          40.274966          23.923559         561,695.7553
01/01/2009 to 12/31/2009          23.923559          32.886638         555,433.6200
01/01/2010 to 12/31/2010          32.886638          41.591518         498,035.8724
01/01/2011 to 12/31/2011          41.591518          36.471970         435,178.3086
01/01/2012 to 12/31/2012          36.471970          41.096045         324,887.2803
01/01/2013 to 12/31/2013          41.096045          54.923721         280,190.6823
01/01/2014 to 12/31/2014          54.923721          57.283487         230,336.3574
01/01/2015 to 12/31/2015          57.283487          55.428251         167,584.6039
01/01/2016 to 12/31/2016          55.428251          61.021887         135,796.3126
--------------------------       ----------         ----------         ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          43.233516          44.119715       1,018,019.8351
01/01/2008 to 12/31/2008          44.119715          30.525698         929,171.0036
01/01/2009 to 12/31/2009          30.525698          40.714368         853,739.8200
01/01/2010 to 12/31/2010          40.714368          45.123718         768,317.5184
01/01/2011 to 12/31/2011          45.123718          45.445154         648,607.3359
01/01/2012 to 12/31/2012          45.445154          50.353102         466,122.3672
01/01/2013 to 12/31/2013          50.353102          56.434247         409,087.8052
01/01/2014 to 12/31/2014          56.434247          58.072991         337,107.4992
01/01/2015 to 12/31/2015          58.072991          53.092868         256,147.5639
01/01/2016 to 12/31/2016          53.092868          59.547711         205,096.0536
--------------------------       ----------         ----------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         23.135051          23.546248        1,816,324.8488
01/01/2008 to 12/31/2008         23.546248          14.565175        1,615,754.7037
01/01/2009 to 12/31/2009         14.565175          18.058737        1,536,398.2900
01/01/2010 to 12/31/2010         18.058737          19.751961        1,380,687.4301
01/01/2011 to 12/31/2011         19.751961          19.226894        1,162,563.1385
01/01/2012 to 12/31/2012         19.226894          21.604294          806,777.2488
01/01/2013 to 12/31/2013         21.604294          27.256645          656,834.8209
01/01/2014 to 12/31/2014         27.256645          28.720073          510,300.8715
01/01/2015 to 12/31/2015         28.720073          26.855409          385,201.0109
01/01/2016 to 12/31/2016         26.855409          30.657855          304,835.9529
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         13.524640          13.502318        4,750,508.3477
01/01/2008 to 12/31/2008         13.502318           7.914309        4,401,182.9645
01/01/2009 to 12/31/2009          7.914309          10.475816        3,959,907.1300
01/01/2010 to 12/31/2010         10.475816          12.881694        3,346,964.0253
01/01/2011 to 12/31/2011         12.881694          12.984380        2,507,761.0275
01/01/2012 to 12/31/2012         12.984380          15.161936        1,753,440.1053
01/01/2013 to 12/31/2013         15.161936          22.039966        1,427,342.2577
01/01/2014 to 12/31/2014         22.039966          26.100747        1,075,455.0296
01/01/2015 to 12/31/2015         26.100747          25.228008          836,187.7560
01/01/2016 to 12/31/2016         25.228008          25.113639          716,591.9750
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS INVESTMENT SERIES - LEGG MASON
 PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)
01/01/2007 to 04/27/2007         12.371144          13.166852                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         30.850876          32.899804        1,234,135.4292
01/01/2008 to 12/31/2008         32.899804          22.873998        1,067,656.5265
01/01/2009 to 12/31/2009         22.873998          27.475655          985,395.0600
01/01/2010 to 12/31/2010         27.475655          30.438557          881,973.4434
01/01/2011 to 12/31/2011         30.438557          30.721148          711,843.7227
01/01/2012 to 12/31/2012         30.721148          35.035123          515,097.7974
01/01/2013 to 12/31/2013         35.035123          44.800836          430,390.7614
01/01/2014 to 12/31/2014         44.800836          48.912108          353,300.7162
01/01/2015 to 12/31/2015         48.912108          48.881400          271,317.3315
01/01/2016 to 12/31/2016         48.881400          52.778549          212,246.9758
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON PARTNERS
INVESTMENT SERIES - LEGG MASON PARTNERS
 VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
01/01/2007 to 04/27/2007         10.237236          10.707837                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007         16.543029          16.508828           24,958.3349
01/01/2008 to 12/31/2008         16.508828          11.457503           18,699.3573
01/01/2009 to 05/01/2009         11.457503          11.214255                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) (FORMERLY LEGG MASON PARTNERS
VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -
 LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
01/01/2007 to 11/12/2007         16.015515          16.309016                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)
04/30/2007 to 12/31/2007         12.174429          12.228201       2,505,803.4309
01/01/2008 to 12/31/2008         12.228201           7.815465       2,147,816.9713
01/01/2009 to 12/31/2009          7.815465           9.448366       1,941,697.3700
01/01/2010 to 12/31/2010          9.448366          10.433436       1,686,119.4380
01/01/2011 to 12/31/2011         10.433436          11.073443       1,369,536.4676
01/01/2012 to 12/31/2012         11.073443          12.438493         898,755.4505
01/01/2013 to 12/31/2013         12.438493          15.408878         744,144.0798
01/01/2014 to 12/31/2014         15.408878          17.219876         568,957.8227
01/01/2015 to 12/31/2015         17.219876          16.209373         443,949.2150
01/01/2016 to 12/31/2016         16.209373          18.333974         351,398.1350
--------------------------       ---------          ---------       --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)
01/01/2007 to 12/31/2007          9.483070           9.928979         230,808.1095
01/01/2008 to 12/31/2008          9.928979           6.974511         196,010.6232
01/01/2009 to 12/31/2009          6.974511           8.375080         163,232.0000
01/01/2010 to 12/31/2010          8.375080           9.218610         149,328.0131
01/01/2011 to 04/29/2011          9.218610          10.013481               0.0000
--------------------------       ---------          ---------       --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS VARIABLE CAPITAL AND INCOME SUB-
 ACCOUNT (CLASS I))
01/01/2007 to 04/27/2007         11.630007          12.225583               0.0000
--------------------------       ---------          ---------       --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2007 to 12/31/2007         14.544892          14.848476         384,469.0437
01/01/2008 to 12/31/2008         14.848476           9.498978         423,994.5047
01/01/2009 to 12/31/2009          9.498978          11.458232         460,173.1300
01/01/2010 to 12/31/2010         11.458232          12.636504         436,609.4530
01/01/2011 to 12/31/2011         12.636504          13.388575         388,127.7746
01/01/2012 to 12/31/2012         13.388575          15.022074         292,441.4088
01/01/2013 to 12/31/2013         15.022074          18.571304         264,248.3331
01/01/2014 to 12/31/2014         18.571304          20.730372         231,515.6032
01/01/2015 to 12/31/2015         20.730372          19.485971         189,778.3077
01/01/2016 to 12/31/2016         19.485971          21.999994         157,017.5064
--------------------------       ---------          ---------       --------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         13.872401          14.368295         153,821.7966
01/01/2008 to 12/31/2008         14.368295           8.862090         131,446.9280
01/01/2009 to 12/31/2009          8.862090          12.411449         137,664.3900
01/01/2010 to 12/31/2010         12.411449          13.408870         103,642.3384
01/01/2011 to 12/31/2011         13.408870          13.104065          64,600.5913
01/01/2012 to 12/31/2012         13.104065          15.511051          48,305.0569
01/01/2013 to 12/31/2013         15.511051          21.033116          44,531.8738
01/01/2014 to 12/31/2014         21.033116          23.583515          36,607.1014
01/01/2015 to 12/31/2015         23.583515          25.468970          25,032.5666
01/01/2016 to 12/31/2016         25.468970          26.904503          19,439.5245
--------------------------       ---------          ---------       --------------

CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         16.677152          17.042640          55,770.6489
01/01/2008 to 12/31/2008         17.042640          10.791239          45,369.9874
01/01/2009 to 12/31/2009         10.791239          13.215298          40,843.8800
01/01/2010 to 12/31/2010         13.215298          14.229408          40,376.8010
01/01/2011 to 12/31/2011         14.229408          14.690255          34,282.1205
01/01/2012 to 12/31/2012         14.690255          16.833383          20,366.0222
01/01/2013 to 12/31/2013         16.833383          21.917799          26,151.7607
01/01/2014 to 12/31/2014         21.917799          24.083369          19,413.8128
01/01/2015 to 12/31/2015         24.083369          23.009845          11,050.1544
01/01/2016 to 12/31/2016         23.009845          25.575857          14,463.7338
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         13.204948          14.287853        180,642.0746
01/01/2008 to 12/31/2008         14.287853           8.332076        182,462.9818
01/01/2009 to 12/31/2009          8.332076          11.701384        187,302.2200
01/01/2010 to 12/31/2010         11.701384          14.408615        169,057.4072
01/01/2011 to 12/31/2011         14.408615          14.369822        161,812.6021
01/01/2012 to 12/31/2012         14.369822          16.879301        119,284.9652
01/01/2013 to 12/31/2013         16.879301          24.415157        120,127.6835
01/01/2014 to 12/31/2014         24.415157          24.994995         91,140.6931
01/01/2015 to 12/31/2015         24.994995          23.510185         54,164.2061
01/01/2016 to 12/31/2016         23.510185          24.467370         41,643.7122
--------------------------       ---------          ---------        ------------

LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
01/01/2007 to 04/27/2007         24.556391          25.807408              0.0000
--------------------------       ---------          ---------        ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
01/01/2007 to 12/31/2007         15.643399          15.880393        371,873.6637
01/01/2008 to 12/31/2008         15.880393          11.349576        347,779.7672
01/01/2009 to 12/31/2009         11.349576          14.772032        301,890.9100
01/01/2010 to 12/31/2010         14.772032          16.615939        271,584.7833
01/01/2011 to 12/31/2011         16.615939          16.536207        256,998.5465
01/01/2012 to 12/31/2012         16.536207          18.394083        181,406.7308
01/01/2013 to 12/31/2013         18.394083          20.867546        151,327.8297
01/01/2014 to 12/31/2014         20.867546          21.533279        131,986.8903
01/01/2015 to 12/31/2015         21.533279          20.929795         94,856.5639
01/01/2016 to 12/31/2016         20.929795          22.117105         63,657.6280
--------------------------       ---------          ---------        ------------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)
01/01/2007 to 12/31/2007         14.958728          15.207415        163,854.5700
01/01/2008 to 12/31/2008         15.207415           9.360932        171,534.9456
01/01/2009 to 12/31/2009          9.360932          12.198099        158,120.2400
01/01/2010 to 12/31/2010         12.198099          13.882175        138,689.0374
01/01/2011 to 12/31/2011         13.882175          13.340080        127,316.8351
01/01/2012 to 12/31/2012         13.340080          15.205384         84,693.4802
01/01/2013 to 12/31/2013         15.205384          18.919909         75,848.4803
01/01/2014 to 12/31/2014         18.919909          19.482411         69,120.7264
01/01/2015 to 12/31/2015         19.482411          18.735495         60,523.0453
01/01/2016 to 12/31/2016         18.735495          19.995012         46,883.2847
--------------------------       ---------          ---------        ------------

QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE MODERATE
GROWTH SUB-ACCOUNT)
01/01/2007 to 12/31/2007         14.318660          14.623735        192,445.2584
01/01/2008 to 12/31/2008         14.623735           9.670149        228,883.3688
01/01/2009 to 12/31/2009          9.670149          12.641610        208,582.2300
01/01/2010 to 12/31/2010         12.641610          14.301239        171,202.1090
01/01/2011 to 12/31/2011         14.301239          13.985528        165,489.8333
01/01/2012 to 12/31/2012         13.985528          15.763771        122,722.4283
01/01/2013 to 12/31/2013         15.763771          18.889511         95,074.6093
01/01/2014 to 12/31/2014         18.889511          19.491836         81,276.2151
01/01/2015 to 12/31/2015         19.491836          18.830107         53,593.0268
01/01/2016 to 12/31/2016         18.830107          20.002642         35,997.7995
--------------------------       ---------          ---------        ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
01/01/2007 to 12/31/2007         10.243941          10.212125        147,017.7496
01/01/2008 to 12/31/2008         10.212125           7.917457        117,059.9835
01/01/2009 to 12/31/2009          7.917457           9.143799        123,501.3500
01/01/2010 to 12/31/2010          9.143799           9.821238        131,026.2963
01/01/2011 to 04/29/2011          9.821238           9.702675              0.0000
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         16.371845          16.091833        1,287,783.5756
01/01/2008 to 12/31/2008         16.091833          10.948954        1,192,359.5568
01/01/2009 to 12/31/2009         10.948954          16.753246          988,931.8500
01/01/2010 to 12/31/2010         16.753246          18.938041          891,336.2869
01/01/2011 to 12/31/2011         18.938041          18.947824          779,325.1758
01/01/2012 to 12/31/2012         18.947824          22.051814          585,342.3047
01/01/2013 to 12/31/2013         22.051814          23.050964          518,921.0246
01/01/2014 to 12/31/2014         23.050964          22.412427          449,790.9452
01/01/2015 to 12/31/2015         22.412427          20.758273          339,421.7576
01/01/2016 to 12/31/2016         20.758273          23.604943          270,705.1056
--------------------------       ---------          ---------        --------------

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.263645          18.316874          955,749.9529
01/01/2015 to 12/31/2015         18.316874          17.764593          749,037.9363
01/01/2016 to 12/31/2016         17.764593          17.626625          639,634.4418
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2007 to 12/31/2007         29.942785          24.422517        1,246,524.0870
01/01/2008 to 12/31/2008         24.422517          14.917820        1,161,306.8392
01/01/2009 to 12/31/2009         14.917820          18.834043        1,172,742.9800
01/01/2010 to 12/31/2010         18.834043          24.077018          919,313.6768
01/01/2011 to 12/31/2011         24.077018          25.085888          729,651.2917
01/01/2012 to 12/31/2012         25.085888          28.580584          525,942.0799
01/01/2013 to 12/31/2013         28.580584          28.690220          486,170.9477
01/01/2014 to 04/25/2014         28.690220          31.968808                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.204669           8.987134        3,005,927.0500
01/01/2010 to 12/31/2010          8.987134          10.155246        2,694,355.1405
01/01/2011 to 12/31/2011         10.155246           9.843209        2,237,042.2688
01/01/2012 to 12/31/2012          9.843209          11.474433        1,566,110.4428
01/01/2013 to 12/31/2013         11.474433          15.281396        1,311,897.2265
01/01/2014 to 12/31/2014         15.281396          16.431078        1,573,456.7538
01/01/2015 to 12/31/2015         16.431078          15.197128        1,261,623.4183
01/01/2016 to 12/31/2016         15.197128          17.534217        1,025,224.8945
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))
01/01/2007 to 12/31/2007         14.058958          14.176559        1,480,722.2128
01/01/2008 to 12/31/2008         14.176559           9.452362        1,349,214.2942
01/01/2009 to 12/31/2009          9.452362          11.539261        1,264,294.9700
01/01/2010 to 12/31/2010         11.539261          12.734374        1,197,053.6480
01/01/2011 to 12/31/2011         12.734374          12.243089          949,617.6945
01/01/2012 to 12/31/2012         12.243089          13.769460          633,319.2955
01/01/2013 to 12/31/2013         13.769460          18.117798          541,762.1614
01/01/2014 to 04/25/2014         18.117798          18.216214                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2007 to 12/31/2007         15.332685          14.729287        2,722,723.1116
01/01/2008 to 12/31/2008         14.729287           9.300535        2,445,567.9208
01/01/2009 to 05/01/2009          9.300535           9.018664                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.448465          15.784081        1,124,177.1115
01/01/2008 to 12/31/2008         15.784081           9.512270          975,505.0406
01/01/2009 to 12/31/2009          9.512270          12.520996          901,668.2800
01/01/2010 to 12/31/2010         12.520996          15.540993          840,865.8972
01/01/2011 to 12/31/2011         15.540993          15.121905          759,132.9446
01/01/2012 to 12/31/2012         15.121905          17.584715          625,162.9404
01/01/2013 to 12/31/2013         17.584715          24.246340          574,134.2207
01/01/2014 to 12/31/2014         24.246340          25.736259          506,474.1479
01/01/2015 to 12/31/2015         25.736259          24.882250          449,014.0953
01/01/2016 to 12/31/2016         24.882250          27.273716          407,340.1689
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/30/2007 to 12/31/2007         18.793659          17.153385        2,085,655.8497
01/01/2008 to 12/31/2008         17.153385          11.840161        1,726,943.0758
01/01/2009 to 12/31/2009         11.840161          14.726955        1,608,791.1500
01/01/2010 to 12/31/2010         14.726955          17.368472        1,448,907.2423
01/01/2011 to 12/31/2011         17.368472          15.549747        1,244,250.2621
01/01/2012 to 12/31/2012         15.549747          18.044960        1,010,699.8369
01/01/2013 to 12/31/2013         18.044960          23.509085          883,845.7660
01/01/2014 to 12/31/2014         23.509085          23.521029          748,578.2897
01/01/2015 to 12/31/2015         23.521029          21.884772          644,222.9974
01/01/2016 to 12/31/2016         21.884772          28.254984          548,346.6632
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT
SMALL CAP VALUE SUB-ACCOUNT)
01/01/2007 to 04/27/2007         25.947944          27.704334                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.803723          17.609666        1,967,696.5666
01/01/2008 to 12/31/2008         17.609666           9.982620        1,828,976.6456
01/01/2009 to 12/31/2009          9.982620          12.918805        1,668,104.9600
01/01/2010 to 12/31/2010         12.918805          14.156773        1,549,066.0683
01/01/2011 to 12/31/2011         14.156773          12.433506        1,350,812.8440
01/01/2012 to 12/31/2012         12.433506          14.272233        1,133,228.4509
01/01/2013 to 12/31/2013         14.272233          16.742202        1,061,602.9599
01/01/2014 to 12/31/2014         16.742202          15.323727          901,016.8833
01/01/2015 to 12/31/2015         15.323727          14.805573          793,950.2608
01/01/2016 to 12/31/2016         14.805573          14.435802          762,675.2664
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.836003          19.686179          247,357.2629
01/01/2008 to 12/31/2008         19.686179          11.509665          219,363.0947
01/01/2009 to 12/31/2009         11.509665          15.827360          179,608.8300
01/01/2010 to 12/31/2010         15.827360          18.048102          156,149.1096
01/01/2011 to 12/31/2011         18.048102          16.261067          131,291.2290
01/01/2012 to 12/31/2012         16.261067          19.380368          107,208.9977
01/01/2013 to 12/31/2013         19.380368          24.231996          529,275.4755
01/01/2014 to 12/31/2014         24.231996          24.346062          447,275.2576
01/01/2015 to 12/31/2015         24.346062          24.890113          336,858.6669
01/01/2016 to 12/31/2016         24.890113          24.539343          280,689.6362
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         19.720558          19.851342        1,062,653.0802
01/01/2008 to 12/31/2008         19.851342          11.261386          985,544.0866
01/01/2009 to 12/31/2009         11.261386          14.522432          934,124.9300
01/01/2010 to 12/31/2010         14.522432          15.341169          838,229.6259
01/01/2011 to 04/29/2011         15.341169          17.102182                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY
SUB-ACCOUNT)
01/01/2007 to 12/31/2007      17.891907          18.461948             145,307.5147
01/01/2008 to 12/31/2008      18.461948          10.656152             132,007.2287
01/01/2009 to 12/31/2009      10.656152          12.667124             119,838.2900
01/01/2010 to 04/30/2010      12.667124          13.414287                   0.0000
--------------------------    ---------          ---------             ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010      13.458327          14.073134                   0.0000
01/01/2011 to 12/31/2011      14.073134          14.059843                 149.2265
01/01/2012 to 12/31/2012      14.059843          16.901151                 148.9464
01/01/2013 to 04/26/2013      16.901151          17.953414                   0.0000
--------------------------    ---------          ---------             ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014      42.669161          46.534625             359,032.0962
01/01/2015 to 12/31/2015      46.534625          44.177653             282,297.9390
01/01/2016 to 12/31/2016      44.177653          50.432865             228,405.7096
--------------------------    ---------          ---------             ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2007 to 12/31/2007      34.463806          34.326650           1,239,023.3377
01/01/2008 to 12/31/2008      34.326650          21.413192           1,093,435.4475
01/01/2009 to 12/31/2009      21.413192          27.246431             988,806.3400
01/01/2010 to 12/31/2010      27.246431          31.250933             871,862.0024
01/01/2011 to 12/31/2011      31.250933          28.835768             730,530.0063
01/01/2012 to 12/31/2012      28.835768          32.609678             541,845.1393
01/01/2013 to 12/31/2013      32.609678          42.393772             444,190.9564
01/01/2014 to 04/25/2014      42.393772          42.608062                   0.0000
--------------------------    ---------          ---------           --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      19.338940          20.936031             169,868.1555
01/01/2008 to 12/31/2008      20.936031          11.481951             185,305.6779
01/01/2009 to 12/31/2009      11.481951          13.765846             183,385.3700
01/01/2010 to 12/31/2010      13.765846          14.469721             177,793.1796
01/01/2011 to 12/31/2011      14.469721          11.367781             157,867.2369
01/01/2012 to 12/31/2012      11.367781          13.346288             133,382.5976
01/01/2013 to 12/31/2013      13.346288          15.115190             163,425.3883
01/01/2014 to 12/31/2014      15.115190          14.370740             140,566.8384
01/01/2015 to 12/31/2015      14.370740          13.828798             114,243.5738
01/01/2016 to 12/31/2016      13.828798          14.289529              96,047.1811
--------------------------    ---------          ---------           --------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
01/01/2007 to 12/31/2007      44.776693          46.738580              11,622.1067
01/01/2008 to 12/31/2008      46.738580          44.330960              12,381.7758
01/01/2009 to 12/31/2009      44.330960          47.659816              12,944.8300
01/01/2010 to 12/31/2010      47.659816          50.716186              13,806.5457
01/01/2011 to 12/31/2011      50.716186          53.084634              11,538.0896
01/01/2012 to 12/31/2012      53.084634          56.066636               9,551.3975
01/01/2013 to 12/31/2013      56.066636          54.645889               7,850.6708
01/01/2014 to 12/31/2014      54.645889          57.471576               6,245.3838
01/01/2015 to 12/31/2015      57.471576          56.780310               5,957.5838
01/01/2016 to 12/31/2016      56.780310          57.513553               4,784.9471
--------------------------    ---------          ---------           --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.278608          12.940429           72,149.6300
01/01/2010 to 12/31/2010         12.940429          15.251642           65,296.2363
01/01/2011 to 12/31/2011         15.251642          13.660395           50,958.1198
01/01/2012 to 12/31/2012         13.660395          15.366788           41,524.9162
01/01/2013 to 12/31/2013         15.366788          20.287768           34,357.0677
01/01/2014 to 12/31/2014         20.287768          21.731389           30,394.3546
01/01/2015 to 12/31/2015         21.731389          22.717943           28,110.4438
01/01/2016 to 12/31/2016         22.717943          22.365228           25,422.8404
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
LARGE CAP SUB-ACCOUNT)
01/01/2007 to 12/31/2007         17.284778          17.670699           12,227.0665
01/01/2008 to 12/31/2008         17.670699           9.590927           17,422.1679
01/01/2009 to 05/01/2009          9.590927          10.006441                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
01/01/2007 to 12/31/2007         14.361373          15.808790           37,724.0272
01/01/2008 to 12/31/2008         15.808790           8.918631           69,021.9309
01/01/2009 to 05/01/2009          8.918631           8.475329                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E) AND BEFORE THAT
 LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT))
01/01/2007 to 12/31/2007         12.939384          13.351491          914,224.3517
01/01/2008 to 12/31/2008         13.351491          13.474404        1,721,311.3711
01/01/2009 to 12/31/2009         13.474404          13.283536        1,066,152.1900
01/01/2010 to 04/30/2010         13.283536          13.212385                0.0000
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         13.210593          13.066855          777,330.3440
01/01/2011 to 12/31/2011         13.066855          12.853595          805,696.6660
01/01/2012 to 12/31/2012         12.853595          12.642101          565,237.4291
01/01/2013 to 12/31/2013         12.642101          12.435211          496,263.1252
01/01/2014 to 12/31/2014         12.435211          12.231706          406,377.5412
01/01/2015 to 12/31/2015         12.231706          12.031532          281,573.0537
01/01/2016 to 12/31/2016         12.031532          11.858374          241,817.3586
--------------------------       ---------          ---------        --------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY
TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)
01/01/2007 to 12/31/2007         16.644814          16.673137           92,230.5585
01/01/2008 to 12/31/2008         16.673137           9.489534           82,384.2195
01/01/2009 to 12/31/2009          9.489534          13.091000           81,581.8700
01/01/2010 to 12/31/2010         13.091000          14.507512           72,016.6868
01/01/2011 to 04/29/2011         14.507512          15.324778                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         12.108524           8.016809        1,273,132.0597
01/01/2009 to 12/31/2009          8.016809          11.005433        1,156,963.8300
01/01/2010 to 12/31/2010         11.005433          12.050186        1,069,844.8136
01/01/2011 to 12/31/2011         12.050186          11.879673          988,342.2311
01/01/2012 to 12/31/2012         11.879673          13.502034        1,937,479.1408
01/01/2013 to 12/31/2013         13.502034          18.159587        1,700,321.5416
01/01/2014 to 12/31/2014         18.159587          19.424182        1,468,594.0695
01/01/2015 to 12/31/2015         19.424182          21.120038        1,294,763.3470
01/01/2016 to 12/31/2016         21.120038          20.747453        1,138,807.0762
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.025889          10.145899       3,508,490.0296
01/01/2008 to 12/31/2008         10.145899           5.394779       2,934,341.6345
01/01/2009 to 12/31/2009          5.394779           7.625579       2,637,785.5800
01/01/2010 to 12/31/2010          7.625579           8.205676       2,372,048.0303
01/01/2011 to 12/31/2011          8.205676           7.960229       1,982,691.8496
01/01/2012 to 04/27/2012          7.960229           8.947945               0.0000
--------------------------       ---------          ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST -
STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
01/01/2007 to 12/31/2007          4.821686           5.531666         807,943.8102
01/01/2008 to 04/25/2008          5.531666           5.274088               0.0000
--------------------------       ---------          ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         51.638445          52.567571          15,632.3065
--------------------------       ---------          ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
01/01/2007 to 12/31/2007         19.067870          19.692802         133,827.1682
01/01/2008 to 12/31/2008         19.692802          13.009161         129,587.5903
01/01/2009 to 12/31/2009         13.009161          15.852666         141,441.7500
01/01/2010 to 12/31/2010         15.852666          18.122954         133,430.1115
01/01/2011 to 12/31/2011         18.122954          17.016304         128,597.0935
01/01/2012 to 12/31/2012         17.016304          18.508911          96,330.8070
01/01/2013 to 12/31/2013         18.508911          24.228032          78,361.4521
01/01/2014 to 12/31/2014         24.228032          26.490560          54,867.1452
01/01/2015 to 12/31/2015         26.490560          26.073511          40,300.5351
01/01/2016 to 04/29/2016         26.073511          26.223325               0.0000
--------------------------       ---------          ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011         15.290222          13.517648          52,876.1229
01/01/2012 to 12/31/2012         13.517648          14.972799          42,221.2460
01/01/2013 to 12/31/2013         14.972799          19.640851          36,034.7719
01/01/2014 to 12/31/2014         19.640851          21.319689          31,317.7550
01/01/2015 to 12/31/2015         21.319689          21.419926          25,892.9561
01/01/2016 to 12/31/2016         21.419926          22.555955          38,780.6049
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
01/01/2007 to 12/31/2007         43.407381          44.476147         465,402.2067
01/01/2008 to 12/31/2008         44.476147          33.986118         383,653.3563
01/01/2009 to 12/31/2009         33.986118          39.567259         354,671.5800
01/01/2010 to 12/31/2010         39.567259          42.760000         319,469.7316
01/01/2011 to 12/31/2011         42.760000          42.989706         261,226.5358
01/01/2012 to 12/31/2012         42.989706          47.086751         182,638.0265
01/01/2013 to 12/31/2013         47.086751          55.002974         165,950.2158
01/01/2014 to 12/31/2014         55.002974          58.657701         124,507.1076
01/01/2015 to 12/31/2015         58.657701          57.495986          98,309.4646
01/01/2016 to 12/31/2016         57.495986          61.630622          76,829.5001
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS
D))
01/01/2007 to 12/31/2007         21.208139          21.712132          37,145.1127
01/01/2008 to 12/31/2008         21.712132          13.025301          31,770.5460
01/01/2009 to 12/31/2009         13.025301          15.594383          30,053.9900
01/01/2010 to 12/31/2010         15.594383          17.555737          27,346.9131
01/01/2011 to 12/31/2011         17.555737          16.189786          23,807.1934
01/01/2012 to 12/31/2012         16.189786          18.415064          21,173.4110
01/01/2013 to 04/26/2013         18.415064          20.267401               0.0000
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST -
MFS(Reg. TM) VALUE SUB-ACCOUNT)
01/01/2007 to 12/31/2007         15.862664          16.793438        276,299.6860
01/01/2008 to 12/31/2008         16.793438          11.144853        270,451.7293
01/01/2009 to 12/31/2009         11.144853          13.244811        274,120.8100
01/01/2010 to 12/31/2010         13.244811          14.516570        263,433.7401
01/01/2011 to 12/31/2011         14.516570          14.401148        223,393.2514
01/01/2012 to 12/31/2012         14.401148          16.522765        148,686.5587
01/01/2013 to 12/31/2013         16.522765          22.059792        145,356.2753
01/01/2014 to 12/31/2014         22.059792          24.044157        118,770.7708
01/01/2015 to 12/31/2015         24.044157          23.614943         83,687.2833
01/01/2016 to 12/31/2016         23.614943          26.571318         71,765.3959
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.035819          19.991446        400,167.7423
01/01/2014 to 12/31/2014         19.991446          19.605190        323,799.9808
01/01/2015 to 12/31/2015         19.605190          19.357631        272,416.3537
01/01/2016 to 12/31/2016         19.357631          22.543309        248,139.6339
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.731732          21.433748              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.432213          15.440795        795,947.1799
01/01/2008 to 12/31/2008         15.440795           9.370413        675,629.1812
01/01/2009 to 12/31/2009          9.370413          12.605418        635,887.0600
01/01/2010 to 12/31/2010         12.605418          15.233624        570,970.5189
01/01/2011 to 12/31/2011         15.233624          14.194208        521,137.8097
01/01/2012 to 12/31/2012         14.194208          14.698643        461,962.5126
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         33.939464          20.697158         17,494.8180
01/01/2009 to 12/31/2009         20.697158          29.120166         22,175.6000
01/01/2010 to 12/31/2010         29.120166          33.439926         25,993.4149
01/01/2011 to 12/31/2011         33.439926          32.454608         30,797.0885
01/01/2012 to 12/31/2012         32.454608          37.881953         25,175.8566
01/01/2013 to 12/31/2013         37.881953          51.708229        107,534.1052
01/01/2014 to 12/31/2014         51.708229          55.351098        101,610.5665
01/01/2015 to 12/31/2015         55.351098          60.168942         89,328.3608
01/01/2016 to 12/31/2016         60.168942          60.090876         82,176.8858
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP
 GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         33.018163          36.896147         16,150.9776
01/01/2008 to 04/25/2008         36.896147          33.897594              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.917596          31.010056        487,891.7908
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
CONVERTIBLE SECURITIES SUB-ACCOUNT))
01/01/2007 to 12/31/2007      18.270268          19.200437              18,752.9296
01/01/2008 to 12/31/2008      19.200437          15.410505              15,374.6381
01/01/2009 to 12/31/2009      15.410505          20.785684              12,295.4400
01/01/2010 to 12/31/2010      20.785684          23.139782              11,118.9519
01/01/2011 to 12/31/2011      23.139782          23.860480               8,491.1312
01/01/2012 to 12/31/2012      23.860480          26.564177               4,065.8330
01/01/2013 to 12/31/2013      26.564177          28.263867               3,960.4122
01/01/2014 to 12/31/2014      28.263867          29.224896               3,019.3591
01/01/2015 to 12/31/2015      29.224896          28.207683               3,110.1510
01/01/2016 to 04/29/2016      28.207683          29.054194                   0.0000
--------------------------    ---------          ---------              -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER
STRATEGIC INCOME SUB-ACCOUNT)
01/01/2007 to 12/31/2007      18.623787          19.534903           2,619,865.9752
01/01/2008 to 12/31/2008      19.534903          17.150388           2,210,703.5686
01/01/2009 to 12/31/2009      17.150388          22.451691           2,005,598.7200
01/01/2010 to 12/31/2010      22.451691          24.773268           1,922,084.5453
01/01/2011 to 12/31/2011      24.773268          25.253217           1,610,341.4449
01/01/2012 to 12/31/2012      25.253217          27.725273           1,178,580.2054
01/01/2013 to 12/31/2013      27.725273          27.692825           1,032,263.0404
01/01/2014 to 12/31/2014      27.692825          28.488225             865,721.7293
01/01/2015 to 12/31/2015      28.488225          27.658946             671,239.0986
01/01/2016 to 04/29/2016      27.658946          28.346890                   0.0000
--------------------------    ---------          ---------           --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.692541          16.056909             557,507.2711
01/01/2008 to 12/31/2008      16.056909          15.709391             617,231.7009
01/01/2009 to 12/31/2009      15.709391          16.082823             531,978.0400
01/01/2010 to 12/31/2010      16.082823          16.688556             535,493.8818
01/01/2011 to 12/31/2011      16.688556          17.280596             544,529.0869
01/01/2012 to 12/31/2012      17.280596          17.514328             415,049.8305
01/01/2013 to 12/31/2013      17.514328          17.071751             351,807.6241
01/01/2014 to 12/31/2014      17.071751          17.220600             283,553.5725
01/01/2015 to 12/31/2015      17.220600          16.990796             223,749.0597
01/01/2016 to 12/31/2016      16.990796          16.883434             208,761.7901
--------------------------    ---------          ---------           --------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2007 to 12/31/2007      31.320717          32.452125             456,575.4592
01/01/2008 to 12/31/2008      32.452125          21.143528             440,764.6806
01/01/2009 to 12/31/2009      21.143528          26.051473             417,235.2500
01/01/2010 to 12/31/2010      26.051473          30.210561             378,152.6057
01/01/2011 to 12/31/2011      30.210561          27.981301             309,375.2730
01/01/2012 to 12/31/2012      27.981301          30.500459             238,629.8995
01/01/2013 to 12/31/2013      30.500459          39.827851             201,829.7150
01/01/2014 to 12/31/2014      39.827851          44.973807             158,927.3663
01/01/2015 to 12/31/2015      44.973807          41.427002             120,861.7815
01/01/2016 to 12/31/2016      41.427002          47.362844             100,952.0113
--------------------------    ---------          ---------           --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TRUST FOR ADVISED PORTFOLIOS
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
01/01/2007 to 12/31/2007      27.241805          29.713923            10,216.9851
01/01/2008 to 12/31/2008      29.713923          21.860467            10,428.2819
01/01/2009 to 12/31/2009      21.860467          26.414298             8,756.7600
01/01/2010 to 12/31/2010      26.414298          29.139179             8,192.7872
01/01/2011 to 12/31/2011      29.139179          28.657890             8,540.8723
01/01/2012 to 12/31/2012      28.657890          31.206167             5,522.9503
01/01/2013 to 12/31/2013      31.206167          36.437748             4,426.4880
01/01/2014 to 12/31/2014      36.437748          39.176230             2,773.8503
01/01/2015 to 12/31/2015      39.176230          37.874224             2,520.5394
01/01/2016 to 12/31/2016      37.874224          39.577288               548.8266

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN
KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES
 II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY
AND INCOME SUB-ACCOUNT (CLASS II))
01/01/2007 to 12/31/2007      14.821867          15.052812           137,756.4952
01/01/2008 to 12/31/2008      15.052812          11.436107           209,383.6035
01/01/2009 to 12/31/2009      11.436107          13.764905           281,073.6200
01/01/2010 to 12/31/2010      13.764905          15.153614           376,852.7365
01/01/2011 to 12/31/2011      15.153614          14.697707           483,074.2193
01/01/2012 to 12/31/2012      14.697707          16.230459           575,825.9898
01/01/2013 to 12/31/2013      16.230459          19.918000           618,005.6940
01/01/2014 to 12/31/2014      19.918000          21.288406           616,195.5079
01/01/2015 to 12/31/2015      21.288406          20.378249           613,413.7918
01/01/2016 to 12/31/2016      20.378249          22.995540           605,251.1952
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008      15.228205          13.605088            25,464.7597
01/01/2009 to 12/31/2009      13.605088          15.054378            54,215.4300
01/01/2010 to 12/31/2010      15.054378          15.746608            93,490.8090
01/01/2011 to 12/31/2011      15.746608          16.418641           132,875.0530
01/01/2012 to 12/31/2012      16.418641          16.999225           158,808.9239
01/01/2013 to 12/31/2013      16.999225          16.343780           168,870.5706
01/01/2014 to 12/31/2014      16.343780          16.907934           187,947.6611
01/01/2015 to 12/31/2015      16.907934          16.660176           186,064.1850
01/01/2016 to 12/31/2016      16.660176          16.853172           159,506.3677
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007      25.034933          28.250986            83,800.4324
01/01/2008 to 12/31/2008      28.250986          17.102388           117,187.8489
01/01/2009 to 12/31/2009      17.102388          23.915309           131,007.3100
01/01/2010 to 12/31/2010      23.915309          26.261096           140,549.7932
01/01/2011 to 12/31/2011      26.261096          23.513160           160,219.7565
01/01/2012 to 12/31/2012      23.513160          28.315982           159,722.0072
01/01/2013 to 12/31/2013      28.315982          35.943635           156,529.2143
01/01/2014 to 12/31/2014      35.943635          36.137085           146,987.4274
01/01/2015 to 12/31/2015      36.137085          37.973484           138,097.3525
01/01/2016 to 12/31/2016      37.973484          37.546494           132,418.5949
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008      30.891376          15.600850            18,480.4145
01/01/2009 to 12/31/2009      15.600850          24.727275            28,873.6900
01/01/2010 to 12/31/2010      24.727275          29.745035            33,541.8680
01/01/2011 to 12/31/2011      29.745035          23.633842            48,120.7947
01/01/2012 to 12/31/2012      23.633842          27.443086            62,050.5380
01/01/2013 to 12/31/2013      27.443086          34.593253            61,182.6957
01/01/2014 to 12/31/2014      34.593253          34.714639            70,755.0280
01/01/2015 to 12/31/2015      34.714639          34.202960            65,393.1033
01/01/2016 to 12/31/2016      34.202960          34.314862            63,194.0578
--------------------------    ---------          ---------           ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         147.150131         162.437605        34,246.6916
01/01/2008 to 12/31/2008         162.437605          89.425899        51,245.3838
01/01/2009 to 12/31/2009          89.425899         122.507780        71,224.7500
01/01/2010 to 12/31/2010         122.507780         142.872903        78,117.4308
01/01/2011 to 12/31/2011         142.872903         134.394528        84,347.6569
01/01/2012 to 12/31/2012         134.394528         155.677043        92,025.2932
01/01/2013 to 12/31/2013         155.677043         199.026955        88,811.1467
01/01/2014 to 12/31/2014         199.026955         212.215715        82,342.0672
01/01/2015 to 12/31/2015         212.215715         222.835671        72,089.3764
01/01/2016 to 12/31/2016         222.835671         239.745768        64,969.1631
--------------------------       ----------         ----------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         106.967662         110.402198        33,266.7373
01/01/2008 to 12/31/2008         110.402198          67.420973        43,093.1787
01/01/2009 to 12/31/2009          67.420973          86.949068        58,719.6100
01/01/2010 to 12/31/2010          86.949068          95.204755        65,717.9514
01/01/2011 to 12/31/2011          95.204755          91.844404        71,887.6124
01/01/2012 to 12/31/2012          91.844404         106.019826        77,506.4487
01/01/2013 to 12/31/2013         106.019826         139.082350        73,709.7824
01/01/2014 to 12/31/2014         139.082350         151.203882        72,323.8733
01/01/2015 to 12/31/2015         151.203882         150.742111        68,381.5331
01/01/2016 to 12/31/2016         150.742111         165.193282        64,048.8034
--------------------------       ----------         ----------        -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007          35.219963          39.913655        10,875.8671
01/01/2008 to 12/31/2008          39.913655          23.685111        28,549.5368
01/01/2009 to 12/31/2009          23.685111          32.526324        50,311.2700
01/01/2010 to 12/31/2010          32.526324          41.094769        72,960.5362
01/01/2011 to 12/31/2011          41.094769          36.000387       108,503.5387
01/01/2012 to 12/31/2012          36.000387          40.523918       141,238.9584
01/01/2013 to 12/31/2013          40.523918          54.104996       151,291.1182
01/01/2014 to 12/31/2014          54.104996          56.373165       154,714.3071
01/01/2015 to 12/31/2015          56.373165          54.492867       146,299.0463
01/01/2016 to 12/31/2016          54.492867          59.932142       141,142.6496
--------------------------       ----------         ----------       ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          42.465803          43.292716        36,236.5909
01/01/2008 to 12/31/2008          43.292716          29.923443        38,943.7364
01/01/2009 to 12/31/2009          29.923443          39.871233        47,910.9500
01/01/2010 to 12/31/2010          39.871233          44.145134        53,358.8300
01/01/2011 to 12/31/2011          44.145134          44.415260        58,361.6590
01/01/2012 to 12/31/2012          44.415260          49.162538        66,799.5054
01/01/2013 to 12/31/2013          49.162538          55.044838        70,510.0656
01/01/2014 to 12/31/2014          55.044838          56.586610        72,268.7912
01/01/2015 to 12/31/2015          56.586610          51.682213        70,681.0059
01/01/2016 to 12/31/2016          51.682213          57.907638        69,491.1544
--------------------------       ----------         ----------       ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         22.901549          23.285169         18,976.8043
01/01/2008 to 12/31/2008         23.285169          14.389203         35,203.1099
01/01/2009 to 12/31/2009         14.389203          17.822727         43,332.3000
01/01/2010 to 12/31/2010         17.822727          19.474353         51,807.0952
01/01/2011 to 12/31/2011         19.474353          18.937750         56,808.3885
01/01/2012 to 12/31/2012         18.937750          21.258019         56,028.6023
01/01/2013 to 12/31/2013         21.258019          26.792985         55,149.2207
01/01/2014 to 12/31/2014         26.792985          28.203296         50,667.7934
01/01/2015 to 12/31/2015         28.203296          26.345810         46,950.7968
01/01/2016 to 12/31/2016         26.345810          30.046043         41,108.6579
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         13.461934          13.426204        125,965.5309
01/01/2008 to 12/31/2008         13.426204           7.861783        167,045.4045
01/01/2009 to 12/31/2009          7.861783          10.395885        180,821.5600
01/01/2010 to 12/31/2010         10.395885          12.770644        178,895.4956
01/01/2011 to 12/31/2011         12.770644          12.859602        188,142.7430
01/01/2012 to 12/31/2012         12.859602          15.001145        204,943.7944
01/01/2013 to 12/31/2013         15.001145          21.784460        211,991.5231
01/01/2014 to 12/31/2014         21.784460          25.772387        219,562.7292
01/01/2015 to 12/31/2015         25.772387          24.885713        231,174.6582
01/01/2016 to 12/31/2016         24.885713          24.748129        249,134.2288
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS INVESTMENT SERIES - LEGG MASON
 PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)
01/01/2007 to 04/27/2007         12.281174          13.066837              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         30.385563          32.371025         24,367.5102
01/01/2008 to 12/31/2008         32.371025          22.483750         44,991.5418
01/01/2009 to 12/31/2009         22.483750          26.979901         61,372.6200
01/01/2010 to 12/31/2010         26.979901          29.859490         85,920.1573
01/01/2011 to 12/31/2011         29.859490          30.106647        123,135.4835
01/01/2012 to 12/31/2012         30.106647          34.299843        143,688.0657
01/01/2013 to 12/31/2013         34.299843          43.816790        166,163.4726
01/01/2014 to 12/31/2014         43.816790          47.789945        174,541.9151
01/01/2015 to 12/31/2015         47.789945          47.712198        173,371.6415
01/01/2016 to 12/31/2016         47.712198          51.464649        179,652.4529
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON PARTNERS
INVESTMENT SERIES - LEGG MASON PARTNERS
 VARIABLE GROWTH AND INCOME SUB-ACCOUNT)
01/01/2007 to 04/27/2007         10.162798          10.626513              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007         16.075625          16.422373              0.0000
01/01/2008 to 12/31/2008         16.422373          11.386053              0.0000
01/01/2009 to 05/01/2009         11.386053          11.140609              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II) (FORMERLY LEGG MASON PARTNERS
VARIABLE MULTIPLE DISCIPLINE PORTFOLIO -
 LARGE CAP GROWTH AND VALUE SUB-ACCOUNT)
01/01/2007 to 11/12/2007         15.947671          16.225922              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)
04/30/2007 to 12/31/2007         12.149710          12.195183         55,725.2858
01/01/2008 to 12/31/2008         12.195183           7.786532         53,443.4993
01/01/2009 to 12/31/2009          7.786532           9.403981         39,456.7600
01/01/2010 to 12/31/2010          9.403981          10.374052         29,391.4316
01/01/2011 to 12/31/2011         10.374052          10.999437         30,631.3464
01/01/2012 to 12/31/2012         10.999437          12.342953         10,585.4874
01/01/2013 to 12/31/2013         12.342953          15.275248          6,433.0199
01/01/2014 to 12/31/2014         15.275248          17.053479          4,839.4019
01/01/2015 to 12/31/2015         17.053479          16.036689          4,246.9399
01/01/2016 to 12/31/2016         16.036689          18.120534          2,489.6532
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)
01/01/2007 to 12/31/2007          9.414107           9.846869         12,605.9302
01/01/2008 to 12/31/2008          9.846869           6.909886          7,728.6376
01/01/2009 to 12/31/2009          6.909886           8.289185          6,955.8700
01/01/2010 to 12/31/2010          8.289185           9.114951          6,464.6022
01/01/2011 to 04/29/2011          9.114951           9.897659              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
PARTNERS VARIABLE CAPITAL AND INCOME SUB-
 ACCOUNT (CLASS I))
01/01/2007 to 04/27/2007         11.610273          12.200861              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2007 to 12/31/2007         14.483269          14.770706          4,628.7963
01/01/2008 to 12/31/2008         14.770706           9.439734         30,077.4997
01/01/2009 to 12/31/2009          9.439734          11.375389         43,588.9600
01/01/2010 to 12/31/2010         11.375389          12.532613         54,235.1590
01/01/2011 to 12/31/2011         12.532613          13.265260         76,865.0190
01/01/2012 to 12/31/2012         13.265260          14.868763        109,215.0192
01/01/2013 to 12/31/2013         14.868763          18.363406        125,932.2480
01/01/2014 to 12/31/2014         18.363406          20.477816        131,739.1391
01/01/2015 to 12/31/2015         20.477816          19.229329        131,516.1815
01/01/2016 to 12/31/2016         19.229329          21.688550        122,634.2259
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         13.752647          14.229945         11,021.3831
01/01/2008 to 12/31/2008         14.229945           8.767934         11,642.0701
01/01/2009 to 12/31/2009          8.767934          12.267311         11,106.7600
01/01/2010 to 12/31/2010         12.267311          13.239909         11,013.1292
01/01/2011 to 12/31/2011         13.239909          12.926036         10,682.8161
01/01/2012 to 12/31/2012         12.926036          15.284952         10,352.5105
01/01/2013 to 12/31/2013         15.284952          20.705823          9,616.0273
01/01/2014 to 12/31/2014         20.705823          23.193333          9,004.7087
01/01/2015 to 12/31/2015         23.193333          25.022561          4,557.3983
01/01/2016 to 12/31/2016         25.022561          26.406515          4,279.1435
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         16.529901          16.875184          4,389.4672
01/01/2008 to 12/31/2008         16.875184          10.674470          4,360.8135
01/01/2009 to 12/31/2009         10.674470          13.059232          4,628.9800
01/01/2010 to 12/31/2010         13.059232          14.047321          4,773.8431
01/01/2011 to 12/31/2011         14.047321          14.487804          4,528.6757
01/01/2012 to 12/31/2012         14.487804          16.584719          4,075.7190
01/01/2013 to 12/31/2013         16.584719          21.572458          4,013.7301
01/01/2014 to 12/31/2014         21.572458          23.680213          6,834.2418
01/01/2015 to 12/31/2015         23.680213          22.602037          3,666.3833
01/01/2016 to 12/31/2016         22.602037          25.097462          4,093.1357
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         13.143725          14.207315         27,355.7954
01/01/2008 to 12/31/2008         14.207315           8.276779         27,604.9719
01/01/2009 to 12/31/2009          8.276779          11.612105         24,056.9300
01/01/2010 to 12/31/2010         11.612105          14.284403         30,868.4103
01/01/2011 to 12/31/2011         14.284403          14.231728         38,122.4730
01/01/2012 to 12/31/2012         14.231728          16.700297         53,811.9901
01/01/2013 to 12/31/2013         16.700297          24.132118         68,244.3643
01/01/2014 to 12/31/2014         24.132118          24.680531         68,729.9806
01/01/2015 to 12/31/2015         24.680531          23.191186         74,943.1412
01/01/2016 to 12/31/2016         23.191186          24.111257         90,832.1948
--------------------------       ---------          ---------         -----------

LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
01/01/2007 to 04/27/2007         24.250306          25.477427              0.0000
--------------------------       ---------          ---------         -----------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
01/01/2007 to 12/31/2007         15.489274          15.708129          4,490.3386
01/01/2008 to 12/31/2008         15.708129          11.215191          4,248.5125
01/01/2009 to 12/31/2009         11.215191          14.582540          2,587.1700
01/01/2010 to 12/31/2010         14.582540          16.386410          3,515.5468
01/01/2011 to 12/31/2011         16.386410          16.291515          8,335.2084
01/01/2012 to 12/31/2012         16.291515          18.103692         16,654.2107
01/01/2013 to 12/31/2013         18.103692          20.517583         23,273.6014
01/01/2014 to 12/31/2014         20.517583          21.150985         26,954.1260
01/01/2015 to 12/31/2015         21.150985          20.537660         26,704.5583
01/01/2016 to 12/31/2016         20.537660          21.681035         26,810.0302
--------------------------       ---------          ---------         -----------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)
01/01/2007 to 12/31/2007         14.811318          15.042419         16,363.8165
01/01/2008 to 12/31/2008         15.042419           9.250064         28,415.9346
01/01/2009 to 12/31/2009          9.250064          12.041581         55,010.2700
01/01/2010 to 12/31/2010         12.041581          13.690364         66,297.8202
01/01/2011 to 12/31/2011         13.690364          13.142632         76,002.4387
01/01/2012 to 12/31/2012         13.142632          14.965277         82,707.0630
01/01/2013 to 12/31/2013         14.965277          18.602546         82,785.4151
01/01/2014 to 12/31/2014         18.602546          19.136460         83,601.4661
01/01/2015 to 12/31/2015         19.136460          18.384405         73,473.2487
01/01/2016 to 12/31/2016         18.384405          19.600711         67,643.7514
--------------------------       ---------          ---------         -----------

QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE MODERATE
GROWTH SUB-ACCOUNT)
01/01/2007 to 12/31/2007         14.177568          14.465084            193.0335
01/01/2008 to 12/31/2008         14.465084           9.555632            214.5640
01/01/2009 to 12/31/2009          9.555632          12.479420            208.3600
01/01/2010 to 12/31/2010         12.479420          14.103657            201.2753
01/01/2011 to 12/31/2011         14.103657          13.778548            205.4283
01/01/2012 to 12/31/2012         13.778548          15.514872            206.5961
01/01/2013 to 12/31/2013         15.514872          18.572683            199.7569
01/01/2014 to 12/31/2014         18.572683          19.145746            202.3286
01/01/2015 to 12/31/2015         19.145746          18.477271              0.0000
01/01/2016 to 12/31/2016         18.477271          19.608219              0.0000
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
01/01/2007 to 12/31/2007         10.210201          10.168260          1,580.3809
01/01/2008 to 12/31/2008         10.168260           7.875539          1,532.1609
01/01/2009 to 12/31/2009          7.875539           9.086302          1,754.5900
01/01/2010 to 12/31/2010          9.086302           9.749728          2,395.7616
01/01/2011 to 04/29/2011          9.749728           9.628887              0.0000
--------------------------       ---------          ---------         -----------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2007 to 12/31/2007         16.230552          15.936923           23,078.2678
01/01/2008 to 12/31/2008         15.936923          10.832668           20,439.2972
01/01/2009 to 12/31/2009         10.832668          16.558771           74,598.8000
01/01/2010 to 12/31/2010         16.558771          18.699503           29,512.2820
01/01/2011 to 12/31/2011         18.699503          18.690509           38,384.7463
01/01/2012 to 12/31/2012         18.690509          21.730494           52,943.4849
01/01/2013 to 12/31/2013         21.730494          22.692381           61,260.1596
01/01/2014 to 12/31/2014         22.692381          22.041717           67,141.7445
01/01/2015 to 12/31/2015         22.041717          20.394505           60,807.3329
01/01/2016 to 12/31/2016         20.394505          23.168116           58,467.3829
--------------------------       ---------          ---------           -----------

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.091830          18.122311          766,114.7711
01/01/2015 to 12/31/2015         18.122311          17.558323          698,274.6675
01/01/2016 to 12/31/2016         17.558323          17.404553          659,523.4915
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2007 to 12/31/2007         29.774769          24.261048           19,996.2851
01/01/2008 to 12/31/2008         24.261048          14.804255           39,348.9062
01/01/2009 to 12/31/2009         14.804255          18.671955           51,647.0800
01/01/2010 to 12/31/2010         18.671955          23.845993           54,604.1581
01/01/2011 to 12/31/2011         23.845993          24.820407           63,365.4400
01/01/2012 to 12/31/2012         24.820407          28.249716           78,666.6341
01/01/2013 to 12/31/2013         28.249716          28.329729           85,582.0124
01/01/2014 to 04/25/2014         28.329729          31.557188                0.0000
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.175756           8.945174          825,956.7100
01/01/2010 to 12/31/2010          8.945174          10.097738          887,283.3967
01/01/2011 to 12/31/2011         10.097738           9.777703          958,064.8916
01/01/2012 to 12/31/2012          9.777703          11.386622        1,057,626.4723
01/01/2013 to 12/31/2013         11.386622          15.149305        1,014,461.6831
01/01/2014 to 12/31/2014         15.149305          16.272764        1,419,527.6653
01/01/2015 to 12/31/2015         16.272764          15.035650        1,501,128.4135
01/01/2016 to 12/31/2016         15.035650          17.330567        1,508,561.1568
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))
01/01/2007 to 12/31/2007         13.970911          14.073615           36,387.4908
01/01/2008 to 12/31/2008         14.073615           9.374292           97,488.9618
01/01/2009 to 12/31/2009          9.374292          11.432514          170,431.7700
01/01/2010 to 12/31/2010         11.432514          12.603970          233,027.6932
01/01/2011 to 12/31/2011         12.603970          12.105625          323,634.2449
01/01/2012 to 12/31/2012         12.105625          13.601178          387,945.1769
01/01/2013 to 12/31/2013         13.601178          17.878498          408,285.2771
01/01/2014 to 04/25/2014         17.878498          17.969948                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2007 to 12/31/2007         15.236661          14.622328           60,216.7462
01/01/2008 to 12/31/2008         14.622328           9.223715           83,569.9314
01/01/2009 to 05/01/2009          9.223715           8.941191                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.373156          15.686028        1,054,768.7555
01/01/2008 to 12/31/2008         15.686028           9.443675          868,227.7341
01/01/2009 to 12/31/2009          9.443675          12.418277          895,988.1400
01/01/2010 to 12/31/2010         12.418277          15.398109          846,016.4778
01/01/2011 to 12/31/2011         15.398109          14.967924          864,736.8237
01/01/2012 to 12/31/2012         14.967924          17.388169          784,137.3610
01/01/2013 to 12/31/2013         17.388169          23.951394          745,938.6184
01/01/2014 to 12/31/2014         23.951394          25.397771          657,045.6631
01/01/2015 to 12/31/2015         25.397771          24.530441          600,854.5033
01/01/2016 to 12/31/2016         24.530441          26.861220          583,220.6116
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/30/2007 to 12/31/2007         18.699955          17.056395        2,005,086.4356
01/01/2008 to 12/31/2008         17.056395          11.761385        1,817,125.4864
01/01/2009 to 12/31/2009         11.761385          14.614344        1,803,390.9400
01/01/2010 to 12/31/2010         14.614344          17.218453        1,788,638.5263
01/01/2011 to 12/31/2011         17.218453          15.400050        1,745,938.9641
01/01/2012 to 12/31/2012         15.400050          17.853291        1,477,939.5884
01/01/2013 to 12/31/2013         17.853291          23.236144        1,236,327.3402
01/01/2014 to 12/31/2014         23.236144          23.224704        1,048,635.0053
01/01/2015 to 12/31/2015         23.224704          21.587449          891,044.7786
01/01/2016 to 12/31/2016         21.587449          27.843274          767,078.9633
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT
SMALL CAP VALUE SUB-ACCOUNT)
01/01/2007 to 04/27/2007         25.749658          27.483669                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.732735          17.512947        1,754,022.5344
01/01/2008 to 12/31/2008         17.512947           9.917813        1,735,239.5436
01/01/2009 to 12/31/2009          9.917813          12.822103        1,657,959.1500
01/01/2010 to 12/31/2010         12.822103          14.036777        1,558,754.1578
01/01/2011 to 12/31/2011         14.036777          12.315804        1,451,252.3352
01/01/2012 to 12/31/2012         12.315804          14.122923        1,356,246.8699
01/01/2013 to 12/31/2013         14.122923          16.550500        1,220,678.8154
01/01/2014 to 12/31/2014         16.550500          15.133116        1,100,374.5092
01/01/2015 to 12/31/2015         15.133116          14.606784        1,037,707.0313
01/01/2016 to 12/31/2016         14.606784          14.227740          951,290.4147
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.651755          19.474022            5,272.0906
01/01/2008 to 12/31/2008         19.474022          11.374184           13,012.4459
01/01/2009 to 12/31/2009         11.374184          15.625418           12,817.3300
01/01/2010 to 12/31/2010         15.625418          17.800035           16,240.1497
01/01/2011 to 12/31/2011         17.800035          16.021549           16,308.8165
01/01/2012 to 12/31/2012         16.021549          19.075725           15,336.6101
01/01/2013 to 12/31/2013         19.075725          23.827264           61,282.1456
01/01/2014 to 12/31/2014         23.827264          23.915490           56,568.4848
01/01/2015 to 12/31/2015         23.915490          24.425474           55,591.2867
01/01/2016 to 12/31/2016         24.425474          24.057182           49,538.2727
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         18.514734          18.618787           16,524.1189
01/01/2008 to 12/31/2008         18.618787          10.551561           25,553.1133
01/01/2009 to 12/31/2009         10.551561          13.593456           30,636.0900
01/01/2010 to 12/31/2010         13.593456          14.345478           31,619.8593
01/01/2011 to 04/29/2011         14.345478          15.986985                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY
SUB-ACCOUNT)
01/01/2007 to 12/31/2007         17.816119          18.365267           55,409.4541
01/01/2008 to 12/31/2008         18.365267          10.589695            8,330.7988
01/01/2009 to 12/31/2009         10.589695          12.575543            8,386.7900
01/01/2010 to 04/30/2010         12.575543          13.312937                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         13.356459          13.950884            2,790.8672
01/01/2011 to 12/31/2011         13.950884          12.763786           34,972.2441
01/01/2012 to 12/31/2012         12.763786          15.327269           44,231.9129
01/01/2013 to 04/26/2013         15.327269          16.276366                0.0000
--------------------------       ---------          ---------           -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         41.807187          45.563726           59,098.7180
01/01/2015 to 12/31/2015         45.563726          43.212677           56,818.8177
01/01/2016 to 12/31/2016         43.212677          49.281958           55,461.0724
--------------------------       ---------          ---------           -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2007 to 12/31/2007         34.016277          33.846845           28,167.8982
01/01/2008 to 12/31/2008         33.846845          21.092663           42,665.0512
01/01/2009 to 12/31/2009         21.092663          26.811748           49,833.8600
01/01/2010 to 12/31/2010         26.811748          30.721653           50,573.8244
01/01/2011 to 12/31/2011         30.721653          28.319097           56,091.9998
01/01/2012 to 12/31/2012         28.319097          31.993213           62,067.0397
01/01/2013 to 12/31/2013         31.993213          41.550800           59,672.2393
01/01/2014 to 04/25/2014         41.550800          41.747665                0.0000
--------------------------       ---------          ---------           -----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.987067          18.371448            1,872.5353
01/01/2008 to 12/31/2008         18.371448          10.065335              318.0716
01/01/2009 to 12/31/2009         10.065335          12.055383              328.8100
01/01/2010 to 12/31/2010         12.055383          12.659148              358.6310
01/01/2011 to 12/31/2011         12.659148           9.935414              430.8760
01/01/2012 to 12/31/2012          9.935414          11.652908              360.8681
01/01/2013 to 12/31/2013         11.652908          13.184184        1,426,311.2961
01/01/2014 to 12/31/2014         13.184184          12.522304        1,302,313.9885
01/01/2015 to 12/31/2015         12.522304          12.038017          916,231.5728
01/01/2016 to 12/31/2016         12.038017          12.426654          901,842.0619
--------------------------       ---------          ---------        --------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
01/01/2007 to 12/31/2007         43.742890          45.613603            3,231.6993
01/01/2008 to 12/31/2008         45.613603          43.220567              743.3748
01/01/2009 to 12/31/2009         43.220567          46.419613              574.6500
01/01/2010 to 12/31/2010         46.419613          49.347088              585.1320
01/01/2011 to 12/31/2011         49.347088          51.600125              569.7533
01/01/2012 to 12/31/2012         51.600125          54.443978              595.3969
01/01/2013 to 12/31/2013         54.443978          53.011299              669.3285
01/01/2014 to 12/31/2014         53.011299          55.696743              673.5914
01/01/2015 to 12/31/2015         55.696743          54.971815              540.6999
01/01/2016 to 12/31/2016         54.971815          55.626049              323.0378
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.148982          12.768818            5,051.3600
01/01/2010 to 12/31/2010         12.768818          15.034354            4,704.3799
01/01/2011 to 12/31/2011         15.034354          13.452339            4,395.7406
01/01/2012 to 12/31/2012         13.452339          15.117541            4,195.7554
01/01/2013 to 12/31/2013         15.117541          19.938763            4,707.5486
01/01/2014 to 12/31/2014         19.938763          21.336198            4,556.6251
01/01/2015 to 12/31/2015         21.336198          22.282513            3,606.8049
01/01/2016 to 12/31/2016         22.282513          21.914631            7,964.5876
--------------------------       ---------          ---------            ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
LARGE CAP SUB-ACCOUNT)
01/01/2007 to 12/31/2007         17.106999          17.471368            2,158.1672
01/01/2008 to 12/31/2008         17.471368           9.473204            2,162.0994
01/01/2009 to 05/01/2009          9.473204           9.880326                0.0000
--------------------------       ---------          ---------            ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
01/01/2007 to 12/31/2007         14.200964          15.616502            1,424.1562
01/01/2008 to 12/31/2008         15.616502           8.801294            2,347.6515
01/01/2009 to 05/01/2009          8.801294           8.361042                0.0000
--------------------------       ---------          ---------            ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E) AND BEFORE THAT
 LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT))
01/01/2007 to 12/31/2007         12.778067          13.171785           90,092.8513
01/01/2008 to 12/31/2008         13.171785          13.279719          125,665.8278
01/01/2009 to 12/31/2009         13.279719          13.078522          147,039.9800
01/01/2010 to 04/30/2010         13.078522          13.004192                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         13.002321          12.852324          156,387.1165
01/01/2011 to 12/31/2011         12.852324          12.629961          192,111.3912
01/01/2012 to 12/31/2012         12.629961          12.409660          161,076.9809
01/01/2013 to 12/31/2013         12.409660          12.194371          140,374.2592
01/01/2014 to 12/31/2014         12.194371          11.982817           88,784.4511
01/01/2015 to 12/31/2015         11.982817          11.774933          117,422.5207
01/01/2016 to 12/31/2016         11.774933          11.593866           58,650.6395
--------------------------       ---------          ---------          ------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY
TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)
01/01/2007 to 12/31/2007         16.574304          16.585818           22,366.8999
01/01/2008 to 12/31/2008         16.585818           9.430340           21,987.3848
01/01/2009 to 12/31/2009          9.430340          12.996337           21,242.3300
01/01/2010 to 12/31/2010         12.996337          14.388218           15,912.2128
01/01/2011 to 04/29/2011         14.388218          15.193807                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         12.036111           7.963454        1,551,252.8603
01/01/2009 to 12/31/2009          7.963454          10.921265        1,781,708.2000
01/01/2010 to 12/31/2010         10.921265          11.946084        1,712,164.2410
01/01/2011 to 12/31/2011         11.946084          11.765296        1,571,504.4441
01/01/2012 to 12/31/2012         11.765296          13.358605        2,574,947.6990
01/01/2013 to 12/31/2013         13.358605          17.948732        2,333,821.9085
01/01/2014 to 12/31/2014         17.948732          19.179453        2,023,452.4397
01/01/2015 to 12/31/2015         19.179453          20.833099        1,710,224.0089
01/01/2016 to 12/31/2016         20.833099          20.445118        1,572,748.2896
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          8.985325          10.090152       3,069,690.3843
01/01/2008 to 12/31/2008         10.090152           5.359740       2,538,996.6980
01/01/2009 to 12/31/2009          5.359740           7.568480       2,330,307.4300
01/01/2010 to 12/31/2010          7.568480           8.136100       2,020,755.9839
01/01/2011 to 12/31/2011          8.136100           7.884860       1,836,098.7767
01/01/2012 to 04/27/2012          7.884860           8.860339               0.0000
--------------------------       ---------          ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST -
STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
01/01/2007 to 12/31/2007          4.791463           5.491468          31,360.9798
01/01/2008 to 04/25/2008          5.491468           5.234098               0.0000
--------------------------       ---------          ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         50.539167          51.414418          93,820.4361
--------------------------       ---------          ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
01/01/2007 to 12/31/2007         18.823374          19.420751          11,427.4762
01/01/2008 to 12/31/2008         19.420751          12.816556          24,226.0713
01/01/2009 to 12/31/2009         12.816556          15.602346          69,915.6100
01/01/2010 to 12/31/2010         15.602346          17.818973         115,528.8044
01/01/2011 to 12/31/2011         17.818973          16.714191         180,610.2703
01/01/2012 to 12/31/2012         16.714191          18.162030         234,704.7727
01/01/2013 to 12/31/2013         18.162030          23.750222         244,324.8219
01/01/2014 to 12/31/2014         23.750222          25.942173         222,772.8550
01/01/2015 to 12/31/2015         25.942173          25.508229         196,063.3466
01/01/2016 to 04/29/2016         25.508229          25.646358               0.0000
--------------------------       ---------          ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011         15.159422          13.393113          12,786.5637
01/01/2012 to 12/31/2012         13.393113          14.819955          12,821.5406
01/01/2013 to 12/31/2013         14.819955          19.420939          12,507.6067
01/01/2014 to 12/31/2014         19.420939          21.059908          11,773.6547
01/01/2015 to 12/31/2015         21.059908          21.137774          10,600.0050
01/01/2016 to 12/31/2016         21.137774          22.236591         161,372.5621
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
01/01/2007 to 12/31/2007         42.561621          43.565736          16,507.5649
01/01/2008 to 12/31/2008         43.565736          33.257019          12,673.2343
01/01/2009 to 12/31/2009         33.257019          38.679734          11,359.1900
01/01/2010 to 12/31/2010         38.679734          41.759100          11,107.8298
01/01/2011 to 12/31/2011         41.759100          41.941564          11,861.5815
01/01/2012 to 12/31/2012         41.941564          45.892564          11,224.2829
01/01/2013 to 12/31/2013         45.892564          53.554455           8,491.6901
01/01/2014 to 12/31/2014         53.554455          57.055849           8,086.7412
01/01/2015 to 12/31/2015         57.055849          55.869949           6,611.7176
01/01/2016 to 12/31/2016         55.869949          59.827803           5,676.2968
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS
D))
01/01/2007 to 12/31/2007         20.990044          21.467253           6,444.3600
01/01/2008 to 12/31/2008         21.467253          12.865446           6,467.9561
01/01/2009 to 12/31/2009         12.865446          15.387595           5,212.9900
01/01/2010 to 12/31/2010         15.387595          17.305640           3,444.2585
01/01/2011 to 12/31/2011         17.305640          15.943218           3,294.3215
01/01/2012 to 12/31/2012         15.943218          18.116387           2,797.0759
01/01/2013 to 04/26/2013         18.116387          19.932345               0.0000
--------------------------       ---------          ---------       --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST -
MFS(Reg. TM) VALUE SUB-ACCOUNT)
01/01/2007 to 12/31/2007         15.729220          16.635431         25,742.7000
01/01/2008 to 12/31/2008         16.635431          11.028899         20,789.4229
01/01/2009 to 12/31/2009         11.028899          13.093905         22,487.4100
01/01/2010 to 12/31/2010         13.093905          14.336839         16,737.0616
01/01/2011 to 12/31/2011         14.336839          14.208657         16,222.7715
01/01/2012 to 12/31/2012         14.208657          16.285540         13,818.2930
01/01/2013 to 12/31/2013         16.285540          21.721355         16,350.2540
01/01/2014 to 12/31/2014         21.721355          23.651613         16,928.7600
01/01/2015 to 12/31/2015         23.651613          23.206184         14,250.3358
01/01/2016 to 12/31/2016         23.206184          26.085293         13,537.3391
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.851452          19.748305        402,766.1674
01/01/2014 to 12/31/2014         19.748305          19.347381        348,408.1583
01/01/2015 to 12/31/2015         19.347381          19.083981        306,544.6948
01/01/2016 to 12/31/2016         19.083981          22.202417        282,352.9720
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         17.319799          18.807638              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.335607          15.344915        852,082.9812
01/01/2008 to 12/31/2008         15.344915           9.302868        577,632.8078
01/01/2009 to 12/31/2009          9.302868          12.502044        549,877.1900
01/01/2010 to 12/31/2010         12.502044          15.093613        534,446.3846
01/01/2011 to 12/31/2011         15.093613          14.049713        482,948.0700
01/01/2012 to 12/31/2012         14.049713          14.534389        427,820.6872
01/01/2013 to 04/26/2013         14.534389          15.741755              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         33.405720          20.357828              0.0000
01/01/2009 to 12/31/2009         20.357828          28.614127              0.0000
01/01/2010 to 12/31/2010         28.614127          32.826008              0.0000
01/01/2011 to 12/31/2011         32.826008          31.826995              0.0000
01/01/2012 to 12/31/2012         31.826995          37.112075              0.0000
01/01/2013 to 12/31/2013         37.112075          50.606759        195,444.0182
01/01/2014 to 12/31/2014         50.606759          54.117877        216,954.5920
01/01/2015 to 12/31/2015         54.117877          58.769578        235,110.8004
01/01/2016 to 12/31/2016         58.769578          58.634662        211,863.4686
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP
 GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         32.542218          36.327759             72.4716
01/01/2008 to 04/25/2008         36.327759          33.364782              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.280780          30.329874        311,548.5123
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
CONVERTIBLE SECURITIES SUB-ACCOUNT))
01/01/2007 to 12/31/2007      18.076349          18.977556               167.0453
01/01/2008 to 12/31/2008      18.977556          15.216340               157.0912
01/01/2009 to 12/31/2009      15.216340          20.503301               110.2900
01/01/2010 to 12/31/2010      20.503301          22.802615               128.5587
01/01/2011 to 12/31/2011      22.802615          23.489373               128.2834
01/01/2012 to 12/31/2012      23.489373          26.124748               128.7113
01/01/2013 to 12/31/2013      26.124748          27.768541               120.7597
01/01/2014 to 12/31/2014      27.768541          28.684029               132.4766
01/01/2015 to 12/31/2015      28.684029          27.657960                49.4777
01/01/2016 to 04/29/2016      27.657960          28.478610                 0.0000
--------------------------    ---------          ---------               --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
PIONEER STRATEGIC INCOME SUB-ACCOUNT)
01/01/2007 to 12/31/2007      18.392377          19.272788            54,287.9365
01/01/2008 to 12/31/2008      19.272788          16.903303            73,465.0731
01/01/2009 to 12/31/2009      16.903303          22.106133           117,264.0100
01/01/2010 to 12/31/2010      22.106133          24.367609           181,169.3899
01/01/2011 to 12/31/2011      24.367609          24.814938           280,091.2678
01/01/2012 to 12/31/2012      24.814938          27.216721           359,434.8982
01/01/2013 to 12/31/2013      27.216721          27.157692           422,586.7892
01/01/2014 to 12/31/2014      27.157692          27.909798           408,029.1221
01/01/2015 to 12/31/2015      27.909798          27.070266           361,538.3017
01/01/2016 to 04/29/2016      27.070266          27.734449                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.502724          15.846744           173,390.5817
01/01/2008 to 12/31/2008      15.846744          15.488235           312,325.8107
01/01/2009 to 12/31/2009      15.488235          15.840564           480,995.1100
01/01/2010 to 12/31/2010      15.840564          16.420744           654,029.8508
01/01/2011 to 12/31/2011      16.420744          16.986337           689,015.3491
01/01/2012 to 12/31/2012      16.986337          17.198787           610,046.0423
01/01/2013 to 12/31/2013      17.198787          16.747425           537,936.8763
01/01/2014 to 12/31/2014      16.747425          16.876560           477,768.6113
01/01/2015 to 12/31/2015      16.876560          16.634701           467,028.9623
01/01/2016 to 12/31/2016      16.634701          16.513066           453,737.5492
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2007 to 12/31/2007      30.952116          32.037982             7,803.4288
01/01/2008 to 12/31/2008      32.037982          20.852721            18,612.1810
01/01/2009 to 12/31/2009      20.852721          25.667474            25,251.4300
01/01/2010 to 12/31/2010      25.667474          29.735535            25,844.7653
01/01/2011 to 12/31/2011      29.735535          27.513838            30,027.3219
01/01/2012 to 12/31/2012      27.513838          29.960773            35,742.1704
01/01/2013 to 12/31/2013      29.960773          39.084043            36,822.8198
01/01/2014 to 12/31/2014      39.084043          44.089781            36,076.7899
01/01/2015 to 12/31/2015      44.089781          40.572077            33,138.7091
01/01/2016 to 12/31/2016      40.572077          46.339077            33,166.9650
--------------------------    ---------          ---------           ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TRUST FOR ADVISED PORTFOLIOS
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
01/01/2007 to 12/31/2007      26.846079          29.252863          0.0000
01/01/2008 to 12/31/2008      29.252863          21.499658          0.0000
01/01/2009 to 12/31/2009      21.499658          25.952365          0.0000
01/01/2010 to 12/31/2010      25.952365          28.600995          0.0000
01/01/2011 to 12/31/2011      28.600995          28.100541          0.0000
01/01/2012 to 12/31/2012      28.100541          30.568514          0.0000
01/01/2013 to 12/31/2013      30.568514          35.657532          0.0000
01/01/2014 to 12/31/2014      35.657532          38.299056          0.0000
01/01/2015 to 12/31/2015      38.299056          36.989184          0.0000
01/01/2016 to 12/31/2016      36.989184          38.613821          0.0000

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                                                   AMERICAN FUNDS
                                                     ALGER            AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH            BOND               GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------    -------------------
ASSETS:
   Investments at fair value...............  $         46,089,499   $       132,721,144   $       277,038,719    $       106,488,755
   Due from MetLife Insurance
     Company USA...........................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Assets........................            46,089,499           132,721,144           277,038,719            106,488,755
                                             --------------------   -------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees............................                    --                    73                   123                    176
   Due to MetLife Insurance
     Company USA...........................                    --                     1                     2                      1
                                             --------------------   -------------------   -------------------    -------------------
       Total Liabilities...................                    --                    74                   125                    177
                                             --------------------   -------------------   -------------------    -------------------

NET ASSETS.................................  $         46,089,499   $       132,721,070   $       277,038,594    $       106,488,578
                                             ====================   ===================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         46,089,499   $       132,712,550   $       276,980,586    $       106,484,505
   Net assets from contracts in payout.....                    --                 8,520                58,008                  4,073
                                             --------------------   -------------------   -------------------    -------------------
       Total Net Assets....................  $         46,089,499   $       132,721,070   $       277,038,594    $       106,488,578
                                             ====================   ===================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                            AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME        ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       724,894,410  $        363,982,523  $         2,582,140  $         11,250,311
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          724,894,410           363,982,524            2,582,140            11,250,311
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   97                   135                  101                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   97                   135                  101                    --
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       724,894,313  $        363,982,389  $         2,582,039  $         11,250,311
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       724,847,909  $        363,931,294  $         2,582,039  $         11,250,311
   Net assets from contracts in payout..               46,404                51,095                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       724,894,313  $        363,982,389  $         2,582,039  $         11,250,311
                                          ===================  ====================  ===================  ====================


                                            FEDERATED HIGH           FEDERATED          FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN           ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            27,578  $             47,595  $        70,694,337  $        573,685,540
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               27,578                47,595           70,694,337           573,685,540
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     6                    5                   101
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    4                     6                    5                   101
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            27,574  $             47,589  $        70,694,332  $        573,685,439
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            27,574  $             47,589  $        70,694,332  $        573,685,103
   Net assets from contracts in payout..                   --                    --                   --                   336
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            27,574  $             47,589  $        70,694,332  $        573,685,439
                                          ===================  ====================  ===================  ====================


                                              FIDELITY VIP        FIDELITY VIP
                                              EQUITY-INCOME     FUNDSMANAGER 50%
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,741,279  $     4,491,693,364
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            4,741,279        4,491,693,364
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                    7
                                          -------------------  -------------------
        Total Liabilities...............                   --                    7
                                          -------------------  -------------------

NET ASSETS..............................  $         4,741,279  $     4,491,693,357
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,741,279  $     4,491,693,357
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $         4,741,279  $     4,491,693,357
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FIDELITY VIP
                                              FIDELITY VIP          GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%       MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,173,600,538  $         18,955,238  $        144,530,570  $        61,915,734
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................        3,173,600,538            18,955,238           144,530,570           61,915,734
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    14                     7                    7
   Due to MetLife Insurance
     Company USA........................                    7                     3                    --                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    7                    17                     7                    8
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
                                          ===================  ====================  ====================  ===================



                                              FIDELITY VIP         FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS             INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        409,695,258  $         3,832,068  $        260,175,225  $       134,905,148
   Due from MetLife Insurance
     Company USA........................                     2                   --                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
        Total Assets....................           409,695,260            3,832,068           260,175,226          134,905,149
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    68                   --                    90                   57
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    68                   --                    90                   57
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        409,695,192  $         3,832,068  $        260,175,136  $       134,905,092
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        409,685,344  $         3,832,068  $        260,143,065  $       134,896,309
   Net assets from contracts in payout..                 9,848                   --                32,071                8,783
                                          --------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        409,695,192  $         3,832,068  $        260,175,136  $       134,905,092
                                          ====================  ===================  ====================  ===================



                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       128,271,026   $         68,504,833
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Assets....................          128,271,026             68,504,833
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   38                     71
   Due to MetLife Insurance
     Company USA........................                    1                     --
                                          --------------------  --------------------
        Total Liabilities...............                   39                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       128,270,987   $         68,504,762
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,270,713   $         68,486,288
   Net assets from contracts in payout..                  274                 18,474
                                          --------------------  --------------------
        Total Net Assets................  $       128,270,987   $         68,504,762
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        213,840,371  $             12,502  $            171,213  $        654,269,953
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           213,840,371                12,502               171,214           654,269,953
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    40                     7                     7                    35
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    40                     7                     7                    36
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        213,840,331  $             12,495  $            171,207  $        654,269,917
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        213,826,782  $             12,495  $            171,207  $        654,240,577
   Net assets from contracts in payout..                13,549                    --                    --                29,340
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        213,840,331  $             12,495  $            171,207  $        654,269,917
                                          ====================  ====================  ====================  ====================


                                                                                                                    LMPVET
                                              INVESCO V.I.          INVESCO V.I.             IVY VIP         CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY        AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,017  $        243,849,679   $            233,211  $        293,536,804
   Due from MetLife Insurance
     Company USA........................                     1                    --                     --                     4
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................                 1,018           243,849,679                233,211           293,536,808
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    48                     30                   187
   Due to MetLife Insurance
     Company USA........................                    --                     1                     --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     1                    49                     30                   187
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $              1,017  $        243,849,630   $            233,181  $        293,536,621
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,017  $        243,842,509   $            233,181  $        293,522,396
   Net assets from contracts in payout..                    --                 7,121                     --                14,225
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $              1,017  $        243,849,630   $            233,181  $        293,536,621
                                          ====================  =====================  ====================  ====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        405,981,620  $        200,725,444
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           405,981,620           200,725,444
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    63                    95
   Due to MetLife Insurance
     Company USA........................                     3                     1
                                          --------------------  --------------------
        Total Liabilities...............                    66                    96
                                          --------------------  --------------------

NET ASSETS..............................  $        405,981,554  $        200,725,348
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        405,975,125  $        200,710,905
   Net assets from contracts in payout..                 6,429                14,443
                                          --------------------  --------------------
        Total Net Assets................  $        405,981,554  $        200,725,348
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                   LMPVET                LMPVET                LMPVET           LMPVET ENTRUST
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............   $         3,173,437   $         8,591,643   $       102,811,217  $        12,975,801
   Due from MetLife Insurance
     Company USA..........................                    --                    --                     2                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Assets.......................             3,173,437             8,591,643           102,811,219           12,975,801
                                            --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    66                    72                    93                   30
   Due to MetLife Insurance
     Company USA..........................                    --                    --                    --                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                    66                    72                    93                   30
                                            --------------------  --------------------  --------------------  -------------------

NET ASSETS................................   $         3,173,371   $         8,591,571   $       102,811,126  $        12,975,771
                                            ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         3,166,941   $         8,591,571   $       102,808,645  $        12,975,771
   Net assets from contracts in payout....                 6,430                    --                 2,481                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Net Assets...................   $         3,173,371   $         8,591,571   $       102,811,126  $        12,975,771
                                            ====================  ====================  ====================  ===================

                                                 LMPVET QS                                 LMPVET QS          LMPVIT WESTERN
                                                 VARIABLE             LMPVET QS            VARIABLE        ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH      MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,835,930  $        83,823,272  $           921,089  $        87,931,069
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................           38,835,930           83,823,273              921,089           87,931,069
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   43                   60                   10                  123
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                    2
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   43                   60                   11                  125
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $        38,835,887  $        83,823,213  $           921,078  $        87,930,944
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,835,887  $        83,732,124  $           921,078  $        87,919,451
   Net assets from contracts in payout....                   --               91,089                   --               11,493
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,835,887  $        83,823,213  $           921,078  $        87,930,944
                                            ===================  ===================  ===================  =====================


                                                   MFS VIT              MFS VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             8,836  $            41,234
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                8,836               41,234
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    8                   --
   Due to MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Liabilities..................                    9                   --
                                            -------------------  -------------------

NET ASSETS................................  $             8,827  $            41,234
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             8,827  $            41,234
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             8,827  $            41,234
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                             MIST
                                                                                        ALLIANZ GLOBAL        MIST AMERICAN
                                                                  MIST AB GLOBAL       INVESTORS DYNAMIC     FUNDS BALANCED
                                            MFS VIT RESEARCH    DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             21,617  $     3,143,878,521  $         82,224,276  $     3,152,568,112
   Due from MetLife Insurance
     Company USA........................                    --                   --                     8                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                21,617        3,143,878,521            82,224,284        3,152,568,112
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     9                  167                   146                  139
   Due to MetLife Insurance
     Company USA........................                    --                    1                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     9                  168                   146                  140
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             21,608  $     3,143,878,353  $         82,224,138  $     3,152,567,972
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             21,608  $     3,143,759,653  $         82,224,138  $     3,152,270,825
   Net assets from contracts in payout..                    --              118,700                    --              297,147
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             21,608  $     3,143,878,353  $         82,224,138  $     3,152,567,972
                                          ====================  ===================  ====================  ===================



                                             MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                             FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                              ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,744,990,942  $        654,182,554  $     1,590,453,893  $     2,395,534,315
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        1,744,990,942           654,182,554        1,590,453,893        2,395,534,315
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  112                   114                  136                  115
   Due to MetLife Insurance
     Company USA........................                    1                    --                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  113                   114                  137                  116
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     1,744,990,829  $        654,182,440  $     1,590,453,756  $     2,395,534,199
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,744,519,191  $        654,168,472  $     1,589,532,371  $     2,395,150,516
   Net assets from contracts in payout..              471,638                13,968              921,385              383,683
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     1,744,990,829  $        654,182,440  $     1,590,453,756  $     2,395,534,199
                                          ===================  ====================  ===================  ===================



                                            MIST BLACKROCK
                                            GLOBAL TACTICAL       MIST BLACKROCK
                                              STRATEGIES            HIGH YIELD
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $     4,999,248,857  $       231,879,613
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................        4,999,248,857          231,879,613
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  156                  206
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  159                  208
                                          -------------------  -------------------

NET ASSETS..............................  $     4,999,248,698  $       231,879,405
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     4,999,064,588  $       231,840,541
   Net assets from contracts in payout..              184,110               38,864
                                          -------------------  -------------------
       Total Net Assets.................  $     4,999,248,698  $       231,879,405
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                           MIST                 MIST
                                              MIST CLARION       MIST CLEARBRIDGE      GOLDMAN SACHS       HARRIS OAKMARK
                                           GLOBAL REAL ESTATE    AGGRESSIVE GROWTH     MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       263,186,843  $       461,921,224  $       136,116,600  $       576,095,647
   Due from MetLife Insurance
     Company USA........................                   --                    3                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          263,186,843          461,921,227          136,116,600          576,095,647
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  241                  217                  118                  204
   Due to MetLife Insurance
     Company USA........................                    5                   --                   --                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  246                  217                  118                  206
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       263,186,597  $       461,921,010  $       136,116,482  $       576,095,441
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       263,120,853  $       461,818,083  $       136,074,866  $       575,928,749
   Net assets from contracts in payout..               65,744              102,927               41,616              166,692
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       263,186,597  $       461,921,010  $       136,116,482  $       576,095,441
                                          ===================  ===================  ===================  ===================


                                             MIST INVESCO
                                             BALANCED-RISK        MIST INVESCO          MIST INVESCO         MIST INVESCO
                                              ALLOCATION            COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       940,598,361  $       742,413,539  $       268,931,642  $        296,393,495
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          940,598,361          742,413,540          268,931,642           296,393,496
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  199                  165                  177                   258
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  200                  165                  177                   258
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       940,598,161  $       742,413,375  $       268,931,465  $        296,393,238
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       940,569,896  $       742,267,690  $       268,880,547  $        296,312,950
   Net assets from contracts in payout..               28,265              145,685               50,918                80,288
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       940,598,161  $       742,413,375  $       268,931,465  $        296,393,238
                                          ===================  ===================  ===================  ====================


                                                                   MIST JPMORGAN
                                             MIST JPMORGAN         GLOBAL ACTIVE
                                               CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       339,144,946  $     1,042,207,167
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          339,144,946        1,042,207,167
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  116                  154
   Due to MetLife Insurance
     Company USA........................                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                  118                  156
                                          -------------------  -------------------

NET ASSETS..............................  $       339,144,828  $     1,042,207,011
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       339,138,571  $     1,042,198,117
   Net assets from contracts in payout..                6,257                8,894
                                          -------------------  -------------------
       Total Net Assets.................  $       339,144,828  $     1,042,207,011
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                       MIST MET/ABERDEEN          MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES         EMERGING            MET/ARTISAN
                                             SMALL CAP VALUE      GLOBAL MARKETS        MARKETS EQUITY        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         26,376,861  $       148,612,546  $        370,235,848  $           233,724
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            26,376,861          148,612,546           370,235,848              233,724
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   229                  128                   182                   34
   Due to MetLife Insurance
     Company USA........................                    --                    1                     5                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   229                  129                   187                   34
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         26,376,632  $       148,612,417  $        370,235,661  $           233,690
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,367,236  $       148,612,417  $        370,166,494  $           233,690
   Net assets from contracts in payout..                 9,396                   --                69,167                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         26,376,632  $       148,612,417  $        370,235,661  $           233,690
                                          ====================  ===================  ====================  ===================


                                                 MIST            MIST MET/FRANKLIN
                                            MET/EATON VANCE        LOW DURATION      MIST MET/TEMPLETON    MIST MET/WELLINGTON
                                             FLOATING RATE         TOTAL RETURN      INTERNATIONAL BOND    LARGE CAP RESEARCH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        64,827,854  $       144,974,984   $        39,493,721  $        15,301,575
   Due from MetLife Insurance
     Company USA........................                   --                   --                     1                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           64,827,854          144,974,984            39,493,722           15,301,575
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                  147                   102                  151
   Due to MetLife Insurance
     Company USA........................                    2                    1                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                  179                  148                   102                  152
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        64,827,675  $       144,974,836   $        39,493,620  $        15,301,423
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        64,810,084  $       144,959,506   $        39,493,620  $        15,301,423
   Net assets from contracts in payout..               17,591               15,330                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        64,827,675  $       144,974,836   $        39,493,620  $        15,301,423
                                          ===================  ===================  ====================  ====================



                                              MIST METLIFE          MIST METLIFE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        557,781,087  $     6,925,324,585
   Due from MetLife Insurance
     Company USA........................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................           557,781,088        6,925,324,585
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                  100
   Due to MetLife Insurance
     Company USA........................                    --                    2
                                          --------------------  -------------------
       Total Liabilities................                    90                  102
                                          --------------------  -------------------

NET ASSETS..............................  $        557,780,998  $     6,925,324,483
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        557,300,339  $     6,925,058,932
   Net assets from contracts in payout..               480,659              265,551
                                          --------------------  -------------------
       Total Net Assets.................  $        557,780,998  $     6,925,324,483
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MIST METLIFE                                MIST                MIST
                                                MULTI-INDEX        MIST METLIFE        MFS RESEARCH       MORGAN STANLEY
                                               TARGETED RISK      SMALL CAP VALUE      INTERNATIONAL      MID CAP GROWTH
                                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $      847,575,178  $      266,605,657  $      247,880,088  $      201,153,320
   Due from MetLife Insurance
     Company USA..........................                  --                  --                  --                   2
                                            ------------------  ------------------  ------------------  ------------------
       Total Assets.......................         847,575,178         266,605,657         247,880,088         201,153,322
                                            ------------------  ------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 145                 151                 186                 204
   Due to MetLife Insurance
     Company USA..........................                  12                  --                   2                  --
                                            ------------------  ------------------  ------------------  ------------------
       Total Liabilities..................                 157                 151                 188                 204
                                            ------------------  ------------------  ------------------  ------------------

NET ASSETS................................  $      847,575,021  $      266,605,506  $      247,879,900  $      201,153,118
                                            ==================  ==================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      847,571,780  $      266,421,941  $      247,767,998  $      201,116,036
   Net assets from contracts in payout....               3,241             183,565             111,902              37,082
                                            ------------------  ------------------  ------------------  ------------------
       Total Net Assets...................  $      847,575,021  $      266,605,506  $      247,879,900  $      201,153,118
                                            ==================  ==================  ==================  ==================


                                                                        MIST                 MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL      PIMCO INFLATION            MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND      PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        59,761,404  $       102,758,068  $       622,764,886  $     1,446,213,361
   Due from MetLife Insurance
     Company USA..........................                    4                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           59,761,408          102,758,068          622,764,886        1,446,213,361
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  162                  174                  184                  144
   Due to MetLife Insurance
     Company USA..........................                   --                    3                    2                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  162                  177                  186                  145
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        59,761,246  $       102,757,891  $       622,764,700  $     1,446,213,216
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        59,761,246  $       102,734,833  $       622,602,529  $     1,445,876,901
   Net assets from contracts in payout....                   --               23,058              162,171              336,315
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        59,761,246  $       102,757,891  $       622,764,700  $     1,446,213,216
                                            ===================  ===================  ===================  ===================



                                                MIST PYRAMIS         MIST PYRAMIS
                                             GOVERNMENT  INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       648,756,137  $       415,940,452
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          648,756,137          415,940,452
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  189                  113
   Due to MetLife Insurance
     Company USA..........................                    2                    1
                                            -------------------  -------------------
       Total Liabilities..................                  191                  114
                                            -------------------  -------------------

NET ASSETS................................  $       648,755,946  $       415,940,338
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       648,703,575  $       415,940,338
   Net assets from contracts in payout....               52,371                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       648,755,946  $       415,940,338
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       577,424,982  $     1,290,390,369  $        454,752,075  $       747,778,983
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   41
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          577,424,982        1,290,390,369           454,752,075          747,779,024
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                  144                    67                  234
   Due to MetLife Insurance
     Company USA........................                    2                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  161                  145                    67                  234
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       577,424,821  $     1,290,390,224  $        454,752,008  $       747,778,790
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       577,368,770  $     1,290,050,799  $        454,359,160  $       747,410,048
   Net assets from contracts in payout..               56,051              339,425               392,848              368,742
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       577,424,821  $     1,290,390,224  $        454,752,008  $       747,778,790
                                          ===================  ===================  ====================  ===================


                                          MIST T. ROWE PRICE        MIST TCW        MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH      CORE FIXED INCOME   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       462,784,038  $           292,789  $       221,819,889  $       308,499,181
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          462,784,038              292,789          221,819,889          308,499,181
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   69                   51                  141                  203
   Due to MetLife Insurance
     Company USA........................                    1                   --                    4                    3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   70                   51                  145                  206
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       462,783,968  $           292,738  $       221,819,744  $       308,498,975
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       462,673,127  $           292,738  $       221,809,173  $       308,469,959
   Net assets from contracts in payout..              110,841                   --               10,571               29,016
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       462,783,968  $           292,738  $       221,819,744  $       308,498,975
                                          ===================  ===================  ===================  ====================


                                              MSF BLACKROCK         MSF BLACKROCK
                                               BOND INCOME      CAPITAL APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         74,475,534   $        14,099,196
   Due from MetLife Insurance
     Company USA........................                    --                     2
                                          --------------------  --------------------
       Total Assets.....................            74,475,534            14,099,198
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   203                   216
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
       Total Liabilities................                   204                   216
                                          --------------------  --------------------

NET ASSETS..............................  $         74,475,330   $        14,098,982
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,425,136   $        14,098,982
   Net assets from contracts in payout..                50,194                    --
                                          --------------------  --------------------
       Total Net Assets.................  $         74,475,330   $        14,098,982
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK         ULTRA-SHORT         MSF FRONTIER               MSF
                                             LARGE CAP VALUE         TERM BOND         MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,024,851  $        343,711,548  $        66,475,244  $       447,002,701
   Due from MetLife Insurance
     Company USA........................                    2                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            5,024,853           343,711,548           66,475,244          447,002,701
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   35                   321                   85                  146
   Due to MetLife Insurance
     Company USA........................                   --                     1                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   35                   322                   85                  146
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         5,024,818  $        343,711,226  $        66,475,159  $       447,002,555
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,024,818  $        343,615,553  $        66,444,875  $       446,649,164
   Net assets from contracts in payout..                   --                95,673               30,284              353,391
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         5,024,818  $        343,711,226  $        66,475,159  $       447,002,555
                                          ===================  ====================  ===================  ===================


                                                                                                          MSF MET/DIMENSIONAL
                                           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL
                                            SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE           COMPANY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        14,400,813  $           292,677  $        217,144,144  $        57,870,072
   Due from MetLife Insurance
     Company USA........................                    1                   --                     1                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           14,400,814              292,677           217,144,145           57,870,072
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  179                   54                    83                  137
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                  179                   54                    83                  138
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        14,400,635  $           292,623  $        217,144,062  $        57,869,934
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,400,635  $           292,623  $        216,961,267  $        57,869,934
   Net assets from contracts in payout..                   --                   --               182,795                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        14,400,635  $           292,623  $        217,144,062  $        57,869,934
                                          ===================  ===================  ====================  ====================


                                           MSF MET/WELLINGTON
                                               CORE EQUITY          MSF METLIFE
                                              OPPORTUNITIES     ASSET ALLOCATION 20
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       787,904,084  $        101,585,701
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          787,904,084           101,585,701
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  367                   100
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  367                   101
                                          -------------------  --------------------

NET ASSETS..............................  $       787,903,717  $        101,585,600
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       787,600,524  $        101,585,600
   Net assets from contracts in payout..              303,193                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       787,903,717  $        101,585,600
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,966,089,387   $      6,424,608,808  $     5,638,281,108  $       151,623,770
   Due from MetLife Insurance
     Company USA........................                   --                     --                   10                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,966,089,387          6,424,608,808        5,638,281,118          151,623,770
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  103                    106                   66                  158
   Due to MetLife Insurance
     Company USA........................                    1                     --                   --                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  104                    106                   66                  158
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,966,089,283   $      6,424,608,702  $     5,638,281,052  $       151,623,612
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,963,168,880   $      6,421,678,260  $     5,636,135,110  $       151,623,612
   Net assets from contracts in payout..            2,920,403              2,930,442            2,145,942                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,966,089,283   $      6,424,608,702  $     5,638,281,052  $       151,623,612
                                          ====================  ====================  ===================  ====================


                                               MSF METLIFE            MSF MFS                                   MSF MSCI
                                               STOCK INDEX         TOTAL RETURN         MSF MFS VALUE          EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        594,987,004  $        41,309,229  $       284,625,481  $       104,406,822
   Due from MetLife Insurance
     Company USA........................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           594,987,005           41,309,229          284,625,481          104,406,822
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                  204                  227                  151
   Due to MetLife Insurance
     Company USA........................                    --                   --                    6                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    90                  204                  233                  153
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        594,986,915  $        41,309,025  $       284,625,248  $       104,406,669
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        594,875,254  $        41,305,838  $       284,562,792  $       104,406,669
   Net assets from contracts in payout..               111,661                3,187               62,456                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        594,986,915  $        41,309,025  $       284,625,248  $       104,406,669
                                          ====================  ===================  ===================  ===================


                                             MSF NEUBERGER              MSF
                                            BERMAN GENESIS      RUSSELL 2000 INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       133,113,670  $       143,701,639
   Due from MetLife Insurance
     Company USA........................                    1                    1
                                          -------------------  -------------------
       Total Assets.....................          133,113,671          143,701,640
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                  117
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  133                  117
                                          -------------------  -------------------

NET ASSETS..............................  $       133,113,538  $       143,701,523
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       133,083,848  $       143,701,523
   Net assets from contracts in payout..               29,690                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       133,113,538  $       143,701,523
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MSF VAN ECK        MSF WESTERN ASSET
                                            MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                            LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES        BOND OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       203,478,745  $         12,987,984  $        88,041,313  $     1,050,068,835
   Due from MetLife Insurance
     Company USA........................                    8                     1                    1                   15
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          203,478,753            12,987,985           88,041,314        1,050,068,850
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  166                    93                   65                  352
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  166                    93                   65                  352
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       203,478,587  $         12,987,892  $        88,041,249  $     1,050,068,498
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       203,449,228  $         12,987,892  $        88,041,249  $     1,049,776,857
   Net assets from contracts in payout..               29,359                    --                   --              291,641
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       203,478,587  $         12,987,892  $        88,041,249  $     1,050,068,498
                                          ===================  ====================  ===================  ====================


                                           MSF WESTERN ASSET
                                              MANAGEMENT             NEUBERGER         OPPENHEIMER VA       OPPENHEIMER VA
                                            U.S. GOVERNMENT       BERMAN GENESIS          CORE BOND        GOVERNMENT MONEY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       250,345,434  $             6,569  $              5,722  $             3,398
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          250,345,434                6,569                 5,722                3,398
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  248                    5                     3                    2
   Due to MetLife Insurance
     Company USA........................                    3                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  251                    5                     3                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       250,345,183  $             6,564  $              5,719  $             3,396
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       250,280,337  $             6,564  $              5,719  $             3,396
   Net assets from contracts in payout..               64,846                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       250,345,183  $             6,564  $              5,719  $             3,396
                                          ===================  ===================  ====================  ===================


                                             OPPENHEIMER VA
                                               MAIN STREET        OPPENHEIMER VA
                                                SMALL CAP           MAIN STREET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       115,192,973  $           102,246
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          115,192,973              102,246
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   29                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   29                   --
                                          -------------------  -------------------

NET ASSETS..............................  $       115,192,944  $           102,246
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       115,192,944  $           102,246
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       115,192,944  $           102,246
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                PIMCO VIT             PIMCO VIT
                                           COMMODITYREALRETURN    EMERGING MARKETS          PIMCO VIT           PIONEER VCT
                                                STRATEGY                BOND           UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           464,890   $            645,778  $            560,086  $        67,321,630
   Due from MetLife Insurance
     Company USA........................                   --                     --                    --                    2
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................              464,890                645,778               560,086           67,321,632
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                     35                    34                   93
   Due to MetLife Insurance
     Company USA........................                   --                     --                     1                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   40                     35                    35                   93
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $           464,850   $            645,743  $            560,051  $        67,321,539
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           464,850   $            645,743  $            560,051  $        67,321,539
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $           464,850   $            645,743  $            560,051  $        67,321,539
                                          ====================  ====================  ====================  ===================


                                              PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                          REAL ESTATE SHARES     GOVERNMENT MONEY        GROWTH STOCK       INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           252,092  $            532,685  $          6,392,651  $           383,184
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................              252,092               532,685             6,392,651              383,184
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   63                    --                    --                    9
   Due to MetLife Insurance
     Company USA........................                    2                    --                     1                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   65                    --                     1                    9
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           252,027  $            532,685  $          6,392,650  $           383,175
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           252,027  $            532,685  $          6,392,650  $           383,175
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $           252,027  $            532,685  $          6,392,650  $           383,175
                                          ===================  ====================  ====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE       UIF GLOBAL
                                                BALANCED           INFRASTRUCTURE
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $            143,977  $           504,004
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................               143,977              504,004
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    31                   65
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    31                   65
                                          --------------------  -------------------

NET ASSETS..............................  $            143,946  $           503,939
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            140,770  $           503,939
   Net assets from contracts in payout..                 3,176                   --
                                          --------------------  -------------------
        Total Net Assets................  $            143,946  $           503,939
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                                                                     VANECK VIP
                                                                                                                     LONG/SHORT
                                                                                                                    EQUITY INDEX
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
ASSETS:
   Investments at fair value.................................................................................   $            460,292
   Due from MetLife Insurance
     Company USA.............................................................................................                      1
                                                                                                                --------------------
        Total Assets.........................................................................................                460,293
                                                                                                                --------------------
LIABILITIES:
   Accrued fees..............................................................................................                     25
   Due to MetLife Insurance
     Company USA.............................................................................................                     --
                                                                                                                --------------------
        Total Liabilities....................................................................................                     25
                                                                                                                --------------------

NET ASSETS...................................................................................................   $            460,268
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $            460,268
   Net assets from contracts in payout.......................................................................                     --
                                                                                                                --------------------
        Total Net Assets.....................................................................................   $            460,268
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                AMERICAN FUNDS
                                                     ALGER           AMERICAN FUNDS        AMERICAN FUNDS        GLOBAL SMALL
                                               SMALL CAP GROWTH           BOND              GLOBAL GROWTH       CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         2,362,918  $         2,553,358  $            262,845
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               594,785            1,580,647            3,355,854             1,220,788
      Administrative charges...............                    --              360,070              703,209               231,933
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               594,785            1,940,717            4,059,063             1,452,721
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (594,785)              422,201          (1,505,705)           (1,189,876)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,358,504              501,718           23,983,060            20,135,180
      Realized gains (losses) on sale of
        investments........................           (1,762,600)              272,828            1,989,612               214,264
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             4,595,904              774,546           25,972,672            20,349,444
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,062,118)            1,209,210         (27,161,768)          (18,427,737)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,533,786            1,983,756          (1,189,096)             1,921,707
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,939,001  $         2,405,957  $       (2,694,801)  $            731,831
                                             ====================  ===================  ===================  ====================



                                                AMERICAN FUNDS       AMERICAN FUNDS       BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                    GROWTH            GROWTH-INCOME        ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          5,452,879  $         5,169,546  $             31,700  $         1,204,759
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,624,417            4,363,417                22,384              152,749
      Administrative charges...............             1,717,015              802,587                 4,635                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            10,341,432            5,166,004                27,019              152,749
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,888,553)                3,542                 4,681            1,052,010
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            64,569,797           38,951,558                    --                   --
      Realized gains (losses) on sale of
        investments........................            11,851,170            4,275,096               (6,529)            (793,511)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            76,420,967           43,226,654               (6,529)            (793,511)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (17,514,843)          (9,886,897)                64,672            (391,004)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            58,906,124           33,339,757                58,143          (1,184,515)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         54,017,571  $        33,343,299  $             62,824  $         (132,505)
                                             ====================  ===================  ====================  ===================



                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,635  $                 --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                   640
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................                  370                   640
                                             -------------------  --------------------
           Net investment income (loss)....                1,265                 (640)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 3,201
      Realized gains (losses) on sale of
        investments........................                 (65)                   199
                                             -------------------  --------------------
           Net realized gains (losses).....                 (65)                 3,400
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                2,081               (1,780)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,016                 1,620
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             3,281  $                980
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                  FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                  ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,049,636  $          4,144,324  $            101,998  $         55,981,452
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               979,246             6,725,287                66,173            89,219,632
      Administrative charges................                    --               866,577                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               979,246             7,591,864                66,173            89,219,632
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                70,390           (3,447,540)                35,825          (33,238,180)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             3,154,767            45,281,039               314,347            61,561,775
      Realized gains (losses) on sale of
        investments.........................             (121,692)            11,253,026              (91,104)             5,863,112
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,033,075            56,534,065               223,243            67,424,887
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,946,628)          (18,019,471)               452,684            70,790,241
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,086,447            38,514,594               675,927           138,215,128
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,156,837  $         35,067,054  $            711,752  $        104,976,948
                                              ====================  ====================  ====================  ====================


                                                                       FIDELITY VIP
                                                 FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        39,756,961  $             49,197  $             56,169  $            871,491
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           68,870,585               432,259             1,994,466               817,329
      Administrative charges................                   --                    --                    --                    --
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           68,870,585               432,259             1,994,466               817,329
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....         (29,113,624)             (383,062)           (1,938,297)                54,162
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........          122,600,072                    --            14,663,210                64,387
      Realized gains (losses) on sale of
        investments.........................           65,729,431                    --             5,374,219             2,701,386
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          188,329,503                    --            20,037,429             2,765,773
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (63,123,246)                    --          (19,372,389)             3,139,146
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          125,206,257                    --               665,040             5,904,919
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        96,092,633  $          (383,062)  $        (1,273,257)  $          5,959,081
                                              ===================  ====================  ====================  ====================



                                                  FIDELITY VIP          FIDELITY VIP
                                                     MID CAP              OVERSEAS
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,226,938  $             57,280
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,395,958                51,634
      Administrative charges................               985,076                    --
                                              --------------------  --------------------
        Total expenses......................             5,381,034                51,634
                                              --------------------  --------------------
           Net investment income (loss).....           (4,154,096)                 5,646
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            24,963,139                 6,789
      Realized gains (losses) on sale of
        investments.........................             1,427,156               (4,638)
                                              --------------------  --------------------
           Net realized gains (losses)......            26,390,295                 2,151
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            17,481,724             (292,991)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            43,872,019             (290,840)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         39,717,923  $          (285,194)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                   INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,538,874  $          2,509,072  $            945,163  $          1,284,041
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,789,012             1,430,161             1,260,599             1,021,784
      Administrative charges................               629,018               316,737               288,545               164,732
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             3,418,030             1,746,898             1,549,144             1,186,516
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             9,120,844               762,174             (603,981)                97,525
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            10,336,219            17,369,446             1,150,089
      Realized gains (losses) on sale of
        investments.........................           (1,197,852)             1,399,723               823,576             (622,986)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           (1,197,852)            11,735,942            18,193,022               527,103
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            21,806,114             4,805,146            11,896,218             2,954,153
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            20,608,262            16,541,088            30,089,240             3,481,256
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         29,729,106  $         17,303,262  $         29,485,259  $          3,578,781
                                              ====================  ====================  ====================  ====================


                                                FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $              1,284  $         10,043,474
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,292,831                   182                 2,355             6,839,566
      Administrative charges................               526,190                    --                    --             1,526,928
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             2,819,021                   182                 2,355             8,366,494
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,819,021)                 (182)               (1,071)             1,676,980
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               180,806                 1,110                11,513            19,411,529
      Realized gains (losses) on sale of
        investments.........................           (3,262,508)                     6                 4,014             6,913,259
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           (3,081,702)                 1,116                15,527            26,324,788
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             8,927,333                 (893)                 (647)            49,249,179
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             5,845,631                   223                14,880            75,573,967
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,026,610  $                 41  $             13,809  $         77,250,947
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 16  $          2,872,075
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    38             2,720,781
      Administrative charges................                    --               614,950
                                              --------------------  --------------------
        Total expenses......................                    38             3,335,731
                                              --------------------  --------------------
           Net investment income (loss).....                  (22)             (463,656)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   131                    --
      Realized gains (losses) on sale of
        investments.........................                   508             2,563,228
                                              --------------------  --------------------
           Net realized gains (losses)......                   639             2,563,228
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (349)           (7,183,922)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   290           (4,620,694)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                268  $        (5,084,350)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                         LMPVET                LMPVET                LMPVET
                                                   IVY VIP        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,643   $         1,854,637  $         5,193,655   $          2,740,576
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,003             3,308,705            4,494,092              2,164,250
      Administrative charges...............                  732               713,843              984,873                476,602
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                3,735             4,022,548            5,478,965              2,640,852
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (2,092)           (2,167,911)            (285,310)                 99,724
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            14,959,018            8,787,739                     --
      Realized gains (losses) on sale of
        investments........................             (29,559)             5,231,016            9,921,449              4,502,131
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             (29,559)            20,190,034           18,709,188              4,502,131
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               19,774          (18,916,437)           12,788,762             19,079,369
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (9,785)             1,273,597           31,497,950             23,581,500
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (11,877)   $         (894,314)  $        31,212,640   $         23,681,224
                                             ===================  ====================  ====================  ====================


                                                    LMPVET                LMPVET                LMPVET           LMPVET ENTRUST
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            16,137   $           126,032    $                --  $             5,147
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               51,690               117,087              1,124,895              129,978
      Administrative charges...............                8,378                19,416                242,281               27,890
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               60,068               136,503              1,367,176              157,868
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (43,931)              (10,471)            (1,367,176)            (152,721)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              258,677               171,309              3,986,765                   --
      Realized gains (losses) on sale of
        investments........................              121,277                82,435              1,295,117             (79,247)
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              379,954               253,744              5,281,882             (79,247)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (188,699)               594,251                637,725            (159,883)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              191,255               847,995              5,919,607            (239,130)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           147,324   $           837,524    $         4,552,431  $         (391,851)
                                             ====================  ====================  ====================  ===================


                                                   LMPVET QS
                                                   VARIABLE              LMPVET QS
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           914,476   $         1,179,697
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              419,036               911,416
      Administrative charges...............               94,354               203,941
                                             --------------------  -------------------
        Total expenses.....................              513,390             1,115,357
                                             --------------------  -------------------
          Net investment income (loss).....              401,086                64,340
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             3,079,407
      Realized gains (losses) on sale of
        investments........................              439,055               908,716
                                             --------------------  -------------------
          Net realized gains (losses)......              439,055             3,988,123
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,355,038             1,529,479
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,794,093             5,517,602
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,195,179   $         5,581,942
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   LMPVET QS          LMPVIT WESTERN
                                                   VARIABLE        ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             18,261   $         5,305,218   $                74  $                 --
                                             --------------------  ---------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                13,636             1,012,225                   119                   543
      Administrative charges...............                 2,461               217,886                    --                    --
                                             --------------------  ---------------------  -------------------  --------------------
        Total expenses.....................                16,097             1,230,111                   119                   543
                                             --------------------  ---------------------  -------------------  --------------------
           Net investment income (loss)....                 2,164             4,075,107                  (45)                 (543)
                                             --------------------  ---------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,030                    --                   948                 1,780
      Realized gains (losses) on sale of
        investments........................                93,381           (1,878,440)                   173                    35
                                             --------------------  ---------------------  -------------------  --------------------
           Net realized gains (losses).....               105,411           (1,878,440)                 1,121                 1,815
                                             --------------------  ---------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (54,300)             9,237,046                 (484)                 1,685
                                             --------------------  ---------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                51,111             7,358,606                   637                 3,500
                                             --------------------  ---------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             53,275   $        11,433,713   $               592  $              2,957
                                             ====================  =====================  ===================  ====================


                                                                                                MIST
                                                                                           ALLIANZ GLOBAL        MIST AMERICAN
                                                                     MIST AB GLOBAL       INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                164  $        50,731,097  $            36,043  $         50,441,227
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   295           36,777,457              819,803            39,738,813
      Administrative charges...............                    --            7,979,779              185,964             7,780,713
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                   295           44,757,236            1,005,767            47,519,526
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                 (131)            5,973,861            (969,724)             2,921,701
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,108           32,693,374                   --           262,537,468
      Realized gains (losses) on sale of
        investments........................                 1,753           19,025,020             (35,898)            13,233,629
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                 3,861           51,718,394             (35,898)           275,771,097
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (2,546)            9,838,368            1,607,504          (91,485,327)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 1,315           61,556,762            1,571,606           184,285,770
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              1,184  $        67,530,623  $           601,882  $        187,207,471
                                             ====================  ===================  ===================  ====================



                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        22,329,038  $         1,845,153
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,476,214            7,889,256
      Administrative charges...............            4,278,668            1,563,886
                                             -------------------  -------------------
        Total expenses.....................           26,754,882            9,453,142
                                             -------------------  -------------------
           Net investment income (loss)....          (4,425,844)          (7,607,989)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          173,885,187          158,016,892
      Realized gains (losses) on sale of
        investments........................           10,875,441            9,109,380
                                             -------------------  -------------------
           Net realized gains (losses).....          184,760,628          167,126,272
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (60,183,857)        (113,400,426)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          124,576,771           53,725,846
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       120,150,927  $        46,117,857
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED             STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         30,244,827  $                --  $        73,694,587  $         15,050,635
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            20,054,628           28,155,958           58,392,165             2,912,058
      Administrative charges...............             3,944,879            6,112,777           12,647,962               558,329
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................            23,999,507           34,268,735           71,040,127             3,470,387
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             6,245,320         (34,268,735)            2,654,460            11,580,248
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           102,738,871                   --          415,501,718                    --
      Realized gains (losses) on sale of
        investments........................             4,407,233         (47,850,610)            1,407,383           (3,986,750)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           107,146,104         (47,850,610)          416,909,101           (3,986,750)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (30,620,445)          257,505,457        (270,413,192)            18,199,885
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            76,525,659          209,654,847          146,495,909            14,213,135
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         82,770,979  $       175,386,112  $       149,150,369  $         25,793,383
                                             ====================  ===================  ===================  ====================


                                                                                                MIST                 MIST
                                                 MIST CLARION       MIST CLEARBRIDGE        GOLDMAN SACHS       HARRIS OAKMARK
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          5,689,822  $         1,904,589  $         1,116,854  $         11,982,379
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,478,679            6,314,227            1,796,620             7,431,652
      Administrative charges...............               687,711            1,178,598              334,859             1,401,474
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             4,166,390            7,492,825            2,131,479             8,833,126
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,523,432          (5,588,236)          (1,014,625)             3,149,253
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --           10,427,889            37,808,030
      Realized gains (losses) on sale of
        investments........................             1,382,227           22,877,688          (4,103,366)          (11,489,689)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,382,227           22,877,688            6,324,523            26,318,341
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,178,951)         (14,020,970)            9,272,110             6,566,866
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,796,724)            8,856,718           15,596,633            32,885,207
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,273,292)  $         3,268,482  $        14,582,008  $         36,034,460
                                             ====================  ===================  ===================  ====================


                                                 MIST INVESCO
                                                 BALANCED-RISK        MIST INVESCO
                                                  ALLOCATION            COMSTOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,246,922  $        17,315,242
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,450,825            8,118,905
      Administrative charges...............            2,097,722            1,709,918
                                             -------------------  -------------------
        Total expenses.....................           11,548,547            9,828,823
                                             -------------------  -------------------
           Net investment income (loss)....         (10,301,625)            7,486,419
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           53,012,772
      Realized gains (losses) on sale of
        investments........................          (2,513,753)           10,612,442
                                             -------------------  -------------------
           Net realized gains (losses).....          (2,513,753)           63,625,214
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           91,035,525           32,001,192
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           88,521,772           95,626,406
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        78,220,147  $       103,112,825
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                MIST JPMORGAN
                                                MIST INVESCO          MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE
                                                MID CAP VALUE       SMALL CAP GROWTH         CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,560,899  $                --  $          9,459,334  $        22,147,328
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,137,911            3,680,465             4,393,629           11,819,261
      Administrative charges...............              620,822              706,460               850,802            2,606,012
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,758,733            4,386,925             5,244,431           14,425,273
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (2,197,834)          (4,386,925)             4,214,903            7,722,055
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,023,141           53,135,762                    --           17,755,242
      Realized gains (losses) on sale of
        investments........................            1,072,199          (3,255,635)             (155,743)              110,809
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           13,095,340           49,880,127             (155,743)           17,866,051
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           22,991,597         (18,425,902)           (2,012,185)          (9,890,380)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,086,937           31,454,225           (2,167,928)            7,975,671
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,889,103  $        27,067,300  $          2,046,975  $        15,697,726
                                             ===================  ===================  ====================  ===================


                                                                                         MIST MET/ABERDEEN          MIST
                                                MIST JPMORGAN     MIST LOOMIS SAYLES         EMERGING            MET/ARTISAN
                                               SMALL CAP VALUE      GLOBAL MARKETS        MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           434,384  $         2,565,861  $         3,699,000  $             2,271
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              348,354            1,999,125            4,846,361                2,203
      Administrative charges...............               58,673              384,602              948,439                  565
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              407,027            2,383,727            5,794,800                2,768
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               27,357              182,134          (2,095,800)                (497)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,580,556            4,908,603                   --                   --
      Realized gains (losses) on sale of
        investments........................              410,095            4,691,819          (3,800,343)                (407)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,990,651            9,600,422          (3,800,343)                (407)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,123,036          (5,021,627)           42,924,968             (17,443)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,113,687            4,578,795           39,124,625             (17,850)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,141,044  $         4,760,929  $        37,028,825  $          (18,347)
                                             ===================  ===================  ===================  ===================


                                                    MIST            MIST MET/FRANKLIN
                                               MET/EATON VANCE        LOW DURATION
                                                FLOATING RATE         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,552,404  $         4,314,336
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              861,282            1,937,406
      Administrative charges...............              158,795              371,633
                                             -------------------  -------------------
        Total expenses.....................            1,020,077            2,309,039
                                             -------------------  -------------------
          Net investment income (loss).....            1,532,327            2,005,297
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (526,227)          (1,131,686)
                                             -------------------  -------------------
          Net realized gains (losses)......            (526,227)          (1,131,686)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,593,742            1,355,961
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,067,515              224,275
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,599,842  $         2,229,572
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MIST MET/TEMPLETON    MIST MET/WELLINGTON      MIST METLIFE         MIST METLIFE
                                              INTERNATIONAL BOND    LARGE CAP RESEARCH   ASSET ALLOCATION 100     BALANCED PLUS
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           342,997   $         12,552,713  $       193,989,835
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               496,319              217,503              7,521,041           77,898,430
      Administrative charges...............                98,780               37,623              1,385,310           16,933,783
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               595,099              255,126              8,906,351           94,832,213
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (595,099)               87,871              3,646,362           99,157,622
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               103,701            1,009,211             71,611,482           75,092,839
      Realized gains (losses) on sale of
        investments........................           (1,111,932)              495,887              6,103,032            8,453,422
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           (1,008,231)            1,505,098             77,714,514           83,546,261
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,285,705            (634,599)           (42,750,032)          262,223,058
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               277,474              870,499             34,964,482          345,769,319
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (317,625)  $           958,370   $         38,610,844  $       444,926,941
                                             ====================  ====================  ====================  ===================


                                                 MIST METLIFE                                  MIST                  MIST
                                                  MULTI-INDEX         MIST METLIFE         MFS RESEARCH         MORGAN STANLEY
                                                 TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,856,708  $          2,555,004  $         5,119,943  $                 --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,357,124             3,274,753            3,414,916             2,419,104
      Administrative charges...............            1,871,270               589,464              617,875               508,485
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           10,228,394             3,864,217            4,032,791             2,927,589
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            (371,686)           (1,309,213)            1,087,152           (2,927,589)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             6,504,133                   --                    --
      Realized gains (losses) on sale of
        investments........................              284,022           (1,441,719)          (1,908,775)             2,940,257
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              284,022             5,062,414          (1,908,775)             2,940,257
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           23,166,215            59,471,093          (5,640,472)          (20,657,747)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,450,237            64,533,507          (7,549,247)          (17,717,490)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,078,551  $         63,224,294  $       (6,462,095)  $       (20,645,079)
                                             ===================  ====================  ===================  ====================


                                                                          MIST
                                               MIST OPPENHEIMER      PANAGORA GLOBAL
                                                 GLOBAL EQUITY      DIVERSIFIED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           551,818  $          1,670,165
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              696,796               568,067
      Administrative charges...............              149,868               123,803
                                             -------------------  --------------------
        Total expenses.....................              846,664               691,870
                                             -------------------  --------------------
           Net investment income (loss)....            (294,846)               978,295
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,028,728             1,840,977
      Realized gains (losses) on sale of
        investments........................              477,524              (24,958)
                                             -------------------  --------------------
           Net realized gains (losses).....            3,506,252             1,816,019
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,196)           (2,298,273)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (554,944)             (482,254)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (849,790)  $            496,041
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    MIST
                                               PIMCO INFLATION           MIST             MIST PYRAMIS         MIST PYRAMIS
                                               PROTECTED BOND     PIMCO TOTAL RETURN    GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        39,078,371  $        15,114,830  $         2,977,945
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,329,456           19,829,371            8,205,419            4,653,570
      Administrative charges...............            1,568,702            3,681,539            1,787,609              990,321
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            9,898,158           23,510,910            9,993,028            5,643,891
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (9,898,158)           15,567,461            5,121,802          (2,665,946)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            1,004,608
      Realized gains (losses) on sale of
        investments........................         (10,740,646)          (9,752,580)              484,438              122,005
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......         (10,740,646)          (9,752,580)              484,438            1,126,613
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           40,944,062           11,149,277          (5,834,587)           14,310,453
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           30,203,416            1,396,697          (5,350,149)           15,437,066
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,305,258  $        16,964,158  $         (228,347)  $        12,771,120
                                             ===================  ===================  ===================  ===================



                                                MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,027,854  $        31,171,594  $         9,616,385  $        19,957,364
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,635,082           16,470,020            5,795,709            9,280,758
      Administrative charges...............            1,434,620            3,289,078            1,125,640            1,360,601
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,069,702           19,759,098            6,921,349           10,641,359
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (41,848)           11,412,496            2,695,036            9,316,005
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,829,635           75,636,956           28,849,155           81,270,170
      Realized gains (losses) on sale of
        investments........................            1,292,242            1,052,483            1,860,377           16,194,001
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,121,877           76,689,439           30,709,532           97,464,171
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           14,289,470         (34,109,060)         (11,006,299)         (12,601,645)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,411,347           42,580,379           19,703,233           84,862,526
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,369,499  $        53,992,875  $        22,398,269  $        94,178,531
                                             ===================  ===================  ===================  ===================



                                             MIST T. ROWE PRICE        MIST TCW
                                               MID CAP GROWTH      CORE FIXED INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $             1,323
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,172,633                1,995
      Administrative charges...............           1,161,143                  440
                                             ------------------  -------------------
        Total expenses.....................           7,333,776                2,435
                                             ------------------  -------------------
          Net investment income (loss).....         (7,333,776)              (1,112)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          71,526,189                   --
      Realized gains (losses) on sale of
        investments........................           6,058,041                 (86)
                                             ------------------  -------------------
          Net realized gains (losses)......          77,584,230                 (86)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (49,804,269)              (1,515)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          27,779,961              (1,601)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       20,446,185  $           (2,713)
                                             ==================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                              INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          3,124,711   $         8,499,133  $         2,143,053   $                --
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,915,899             3,806,697              953,728               187,916
      Administrative charges...............               567,711               756,032              167,591                29,569
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................             3,483,610             4,562,729            1,121,319               217,485
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (358,899)             3,936,404            1,021,734             (217,485)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                   --             1,209,457
      Realized gains (losses) on sale of
        investments........................             1,625,583              (40,488)              (7,093)               189,288
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             1,625,583              (40,488)              (7,093)             1,398,745
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             7,350,769           (2,592,464)            (212,769)           (1,411,365)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             8,976,352           (2,632,952)            (219,862)              (12,620)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          8,617,453   $         1,303,452  $           801,872   $         (230,105)
                                             ====================  ====================  ===================  ====================


                                                                      MSF BLACKROCK
                                                MSF BLACKROCK          ULTRA-SHORT         MSF FRONTIER               MSF
                                               LARGE CAP VALUE          TERM BOND         MID CAP GROWTH        JENNISON GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            72,678  $            11,092  $                 --  $           117,811
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               56,653            5,011,497               937,998            6,211,086
      Administrative charges...............                1,942              945,912               173,282            1,131,234
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................               58,595            5,957,409             1,111,280            7,342,320
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               14,083          (5,946,317)           (1,111,280)          (7,224,509)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              341,375                7,341             8,784,013           61,040,589
      Realized gains (losses) on sale of
        investments........................            (156,674)               49,949             (433,894)            5,556,083
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              184,701               57,290             8,350,119           66,596,672
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              531,674              390,465           (4,923,796)         (68,013,517)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              716,375              447,755             3,426,323          (1,416,845)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           730,458  $       (5,498,562)  $          2,315,043  $       (8,641,354)
                                             ===================  ===================  ====================  ===================



                                               MSF LOOMIS SAYLES    MSF LOOMIS SAYLES
                                                SMALL CAP CORE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              8,723  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               190,087                2,698
      Administrative charges...............                32,038                  690
                                             --------------------  -------------------
        Total expenses.....................               222,125                3,388
                                             --------------------  -------------------
           Net investment income (loss)....             (213,402)              (3,388)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,208,694               36,612
      Realized gains (losses) on sale of
        investments........................                44,571             (12,047)
                                             --------------------  -------------------
           Net realized gains (losses).....             1,253,265               24,565
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,063,527              (5,480)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,316,792               19,085
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,103,390  $            15,697
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                                 MSF MET/ARTISAN     INTERNATIONAL SMALL       CORE EQUITY          MSF METLIFE
                                                  MID CAP VALUE            COMPANY            OPPORTUNITIES     ASSET ALLOCATION 20
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,779,254  $          1,114,995  $         12,066,782  $         3,162,991
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,744,306               771,834             9,110,796            1,301,530
      Administrative charges................               475,467               145,179             1,736,517              245,259
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             3,219,773               917,013            10,847,313            1,546,789
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (1,440,519)               197,982             1,219,469            1,616,202
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            22,940,002             3,654,706            35,483,887            3,277,528
      Realized gains (losses) on sale of
        investments.........................             (349,232)           (1,695,195)             (601,363)            (809,528)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            22,590,770             1,959,511            34,882,524            2,468,000
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            17,360,148             (120,230)           (1,075,951)          (1,234,614)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,950,918             1,839,281            33,806,573            1,233,386
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         38,510,399  $          2,037,263  $         35,026,042  $         2,849,588
                                              ====================  ====================  ====================  ===================



                                                   MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        145,507,570  $        203,430,736  $       165,044,038  $         1,360,471
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            54,157,824            85,356,301           76,194,576            1,671,516
      Administrative charges................            10,249,383            16,151,713           14,005,812              240,989
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................            64,407,207           101,508,014           90,200,388            1,912,505
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....            81,100,363           101,922,722           74,843,650            (552,034)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           267,842,974           586,839,040          668,110,960            9,836,643
      Realized gains (losses) on sale of
        investments.........................          (31,873,123)          (55,792,780)         (46,598,135)            1,826,117
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......           235,969,851           531,046,260          621,512,825           11,662,760
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (140,238,049)         (294,350,528)        (352,024,646)           11,268,443
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            95,731,802           236,695,732          269,488,179           22,931,203
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        176,832,165  $        338,618,454  $       344,331,829  $        22,379,169
                                              ====================  ====================  ===================  ====================



                                                   MSF METLIFE             MSF MFS
                                                   STOCK INDEX          TOTAL RETURN
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,284,792  $          1,156,621
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,718,778               562,738
      Administrative charges................             1,227,491                80,650
                                              --------------------  --------------------
        Total expenses......................             8,946,269               643,388
                                              --------------------  --------------------
           Net investment income (loss).....             1,338,523               513,233
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            25,252,378             1,760,590
      Realized gains (losses) on sale of
        investments.........................            18,796,058               849,000
                                              --------------------  --------------------
           Net realized gains (losses)......            44,048,436             2,609,590
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             6,384,703             (168,660)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            50,433,139             2,440,930
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         51,771,662  $          2,954,163
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                        MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE          EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         5,475,380  $         2,441,127  $            292,274  $         1,353,038
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,485,188            1,288,121             1,743,533            1,657,725
      Administrative charges...............              635,085              212,763               292,481              284,076
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            4,120,273            1,500,884             2,036,014            1,941,801
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            1,355,107              940,243           (1,743,740)            (588,763)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           23,911,092                   --                    --            7,315,476
      Realized gains (losses) on sale of
        investments........................            (405,054)            (241,323)             4,670,391            3,307,819
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           23,506,038            (241,323)             4,670,391           10,623,295
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,602,006            (858,390)            16,403,111           12,954,748
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           29,108,044          (1,099,713)            21,073,502           23,578,043
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        30,463,151  $         (159,470)  $         19,329,762  $        22,989,280
                                             ===================  ===================  ====================  ===================


                                                                                           MSF VAN ECK        MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES        BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             2,856  $            17,815  $           512,882  $        16,508,031
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,809,406              161,122            1,112,116            8,464,400
      Administrative charges...............              514,506               14,698              217,934            1,785,441
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            3,323,912              175,820            1,330,050           10,249,841
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....          (3,321,056)            (158,005)            (817,168)            6,258,190
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,799,820            1,608,225                   --                   --
      Realized gains (losses) on sale of
        investments........................          (1,624,992)              129,282          (8,797,189)            1,831,076
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......           24,174,828            1,737,507          (8,797,189)            1,831,076
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,885,537)            (343,061)           41,329,617           30,665,968
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,289,291            1,394,446           32,532,428           32,497,044
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,031,765)  $         1,236,441  $        31,715,260  $        38,755,234
                                             ===================  ===================  ===================  ====================


                                              MSF WESTERN ASSET
                                                 MANAGEMENT            NEUBERGER
                                               U.S. GOVERNMENT      BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,339,405  $                 4
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,134,930                   64
      Administrative charges...............              662,883                   --
                                             -------------------  -------------------
        Total expenses.....................            3,797,813                   64
                                             -------------------  -------------------
          Net investment income (loss).....            2,541,592                 (60)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  468
      Realized gains (losses) on sale of
        investments........................            (359,178)                  627
                                             -------------------  -------------------
          Net realized gains (losses)......            (359,178)                1,095
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,071,886)                  214
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,431,064)                1,309
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (889,472)  $             1,249
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                          OPPENHEIMER VA
                                                OPPENHEIMER VA       OPPENHEIMER VA         MAIN STREET        OPPENHEIMER VA
                                                   CORE BOND        GOVERNMENT MONEY         SMALL CAP           MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               263  $                --  $           272,289  $             1,176
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   98                   48            1,196,875                1,440
      Administrative charges...............                   --                   --              269,062                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                   98                   48            1,465,937                1,440
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                  165                 (48)          (1,193,648)                (264)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            4,186,348               12,502
      Realized gains (losses) on sale of
        investments........................                (587)                   --            2,313,742                2,222
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                (587)                   --            6,500,090               14,724
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  571                   --           11,237,743              (4,604)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (16)                   --           17,737,833               10,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               149  $              (48)  $        16,544,185  $             9,856
                                             ===================  ===================  ===================  ===================

                                                  PIMCO VIT            PIMCO VIT
                                             COMMODITYREALRETURN   EMERGING MARKETS         PIMCO VIT            PIONEER VCT
                                                  STRATEGY               BOND          UNCONSTRAINED BOND       MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             3,293  $            26,654  $             6,133  $           297,602
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,839                5,563                4,767              713,512
      Administrative charges...............                  908                1,233                1,076              157,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                4,747                6,796                5,843              870,790
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (1,454)               19,858                  290            (573,188)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            3,977,103
      Realized gains (losses) on sale of
        investments........................              (4,882)                (739)              (3,758)              216,903
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              (4,882)                (739)              (3,758)            4,194,006
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               50,041               34,366               18,128            5,084,247
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               45,159               33,627               14,370            9,278,253
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            43,705  $            53,485  $            14,660  $         8,705,065
                                             ===================  ===================  ===================  ===================


                                                  PIONEER VCT        T. ROWE PRICE
                                              REAL ESTATE SHARES   GOVERNMENT MONEY
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             7,757  $                91
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,230                5,111
      Administrative charges...............                  586                   --
                                             -------------------  -------------------
        Total expenses.....................                3,816                5,111
                                             -------------------  -------------------
          Net investment income (loss).....                3,941              (5,020)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               43,343                   --
      Realized gains (losses) on sale of
        investments........................                4,077                   --
                                             -------------------  -------------------
          Net realized gains (losses)......               47,420                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (40,983)                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,437                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            10,378  $           (5,020)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                             TAP 1919 VARIABLE
                                                   T. ROWE PRICE         T. ROWE PRICE      SOCIALLY RESPONSIVE
                                                   GROWTH STOCK       INTERNATIONAL STOCK        BALANCED
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              4,697  $              4,670  $              1,344
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                57,273                 3,638                 2,023
      Administrative charges.................                    --                    --                   378
                                               --------------------  --------------------  --------------------
         Total expenses......................                57,273                 3,638                 2,401
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (52,576)                 1,032               (1,057)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               133,875                 3,687                 8,987
      Realized gains (losses) on sale of
         investments.........................               278,969                 4,407                 (670)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               412,844                 8,094                 8,317
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (355,528)               (3,274)               (2,565)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                57,316                 4,820                 5,752
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              4,740  $              5,852  $              4,695
                                               ====================  ====================  ====================

                                                                          VANECK VIP
                                                    UIF GLOBAL            LONG/SHORT
                                                  INFRASTRUCTURE         EQUITY INDEX
                                                    SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              9,603  $                564
                                               --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,882                 4,114
      Administrative charges.................                 1,131                   968
                                               --------------------  --------------------
         Total expenses......................                 6,013                 5,082
                                               --------------------  --------------------
           Net investment income (loss)......                 3,590               (4,518)
                                               --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                27,840                    --
      Realized gains (losses) on sale of
         investments.........................               (2,302)                  (92)
                                               --------------------  --------------------
           Net realized gains (losses).......                25,538                  (92)
                                               --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                25,505                11,722
                                               --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                51,043                11,630
                                               --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             54,633  $              7,112
                                               ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (594,785)  $      (745,798)  $        422,201  $        497,074
   Net realized gains (losses)....         4,595,904        14,305,544           774,546         3,091,093
   Change in unrealized gains
     (losses) on investments......       (2,062,118)      (15,807,878)         1,209,210       (5,130,676)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,939,001       (2,248,132)         2,405,957       (1,542,509)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           675,935           982,185         2,031,146         2,549,990
   Net transfers (including fixed
     account).....................       (1,615,754)       (2,181,134)       (3,839,661)         6,226,955
   Contract charges...............           (5,793)           (6,826)       (1,722,627)       (1,620,152)
   Transfers for contract benefits
     and terminations.............       (3,112,099)       (5,533,752)      (12,665,730)      (10,348,245)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,057,711)       (6,739,527)      (16,196,872)       (3,191,452)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,118,710)       (8,987,659)      (13,790,915)       (4,733,961)
NET ASSETS:
   Beginning of year..............        48,208,209        57,195,868       146,511,985       151,245,946
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,089,499  $     48,208,209  $    132,721,070  $    146,511,985
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,505,705)  $    (1,442,852)  $    (1,189,876)  $     (1,679,644)
   Net realized gains (losses)....         25,972,672        37,168,106        20,349,444         12,999,511
   Change in unrealized gains
     (losses) on investments......       (27,161,768)      (18,663,205)      (18,427,737)       (11,981,529)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (2,694,801)        17,062,049           731,831          (661,662)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          4,790,556         8,154,795         2,020,273          4,542,847
   Net transfers (including fixed
     account).....................          (592,274)       (9,737,155)             2,205        (3,590,780)
   Contract charges...............        (3,241,277)       (3,279,955)       (1,093,814)        (1,148,993)
   Transfers for contract benefits
     and terminations.............       (21,872,968)      (23,759,563)       (8,327,183)        (8,098,216)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (20,915,963)      (28,621,878)       (7,398,519)        (8,295,142)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (23,610,764)      (11,559,829)       (6,666,688)        (8,956,804)
NET ASSETS:
   Beginning of year..............        300,649,358       312,209,187       113,155,266        122,112,070
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     277,038,594  $    300,649,358  $    106,488,578  $     113,155,266
                                    =================  ================  ================  =================


                                           AMERICAN FUNDS GROWTH           AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,888,553)  $    (6,935,778)  $           3,542  $      (733,838)
   Net realized gains (losses)....        76,420,967       196,247,508         43,226,654        64,791,817
   Change in unrealized gains
     (losses) on investments......      (17,514,843)     (146,627,691)        (9,886,897)      (63,748,822)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        54,017,571        42,684,039         33,343,299           309,157
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,082,401         3,783,989          8,063,591         9,348,694
   Net transfers (including fixed
     account).....................      (21,988,289)      (47,304,037)        (3,356,757)       (8,758,646)
   Contract charges...............       (8,107,246)       (8,362,747)        (3,704,672)       (3,640,399)
   Transfers for contract benefits
     and terminations.............      (56,205,378)      (57,907,122)       (28,813,651)      (29,713,943)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (83,218,512)     (109,789,917)       (27,811,489)      (32,764,294)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (29,200,941)      (67,105,878)          5,531,810      (32,455,137)
NET ASSETS:
   Beginning of year..............       754,095,254       821,201,132        358,450,579       390,905,716
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    724,894,313  $    754,095,254  $     363,982,389  $    358,450,579
                                    ================  ================  =================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,681  $          4,717
   Net realized gains (losses)....           (6,529)            82,858
   Change in unrealized gains
     (losses) on investments......            64,672         (117,457)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            62,824          (29,882)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           597,472         1,505,766
   Net transfers (including fixed
     account).....................           387,508            91,370
   Contract charges...............             (982)              (22)
   Transfers for contract benefits
     and terminations.............          (31,654)           (8,918)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           952,344         1,588,196
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,015,168         1,558,314
NET ASSETS:
   Beginning of year..............         1,566,871             8,557
                                    ----------------  ----------------
   End of year....................  $      2,582,039  $      1,566,871
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,052,010  $        399,912  $           1,265  $          1,118
   Net realized gains (losses).....          (793,511)         (579,969)               (65)              (32)
   Change in unrealized gains
     (losses) on investments.......          (391,004)         (737,267)              2,081           (2,104)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (132,505)         (917,324)              3,281           (1,018)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            288,372           455,999                 --                --
   Net transfers (including fixed
     account)......................          (360,557)         (518,722)                 --                --
   Contract charges................            (1,130)           (1,324)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,040,468)       (1,373,333)              (737)             (328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,113,783)       (1,437,380)              (737)             (328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (1,246,288)       (2,354,704)              2,544           (1,346)
NET ASSETS:
   Beginning of year...............         12,496,599        14,851,303             25,030            26,376
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      11,250,311  $     12,496,599  $          27,574  $         25,030
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (640)  $           (694)  $         70,390  $         142,045
   Net realized gains (losses).....             3,400              7,411         3,033,075          6,355,845
   Change in unrealized gains
     (losses) on investments.......           (1,780)            (4,370)       (1,946,628)        (7,290,851)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               980              2,347         1,156,837          (792,961)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,112,917          1,297,955
   Net transfers (including fixed
     account)......................                --                 --       (1,269,515)        (1,397,500)
   Contract charges................                --                 --           (9,018)           (10,137)
   Transfers for contract benefits
     and terminations..............           (1,349)            (1,642)       (6,429,011)        (7,942,998)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,349)            (1,642)       (6,594,627)        (8,052,680)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             (369)                705       (5,437,790)        (8,845,641)
NET ASSETS:
   Beginning of year...............            47,958             47,253        76,132,122         84,977,763
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,589  $          47,958  $     70,694,332  $      76,132,122
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,447,540)  $    (2,562,222)  $         35,825  $         92,266
   Net realized gains (losses).....        56,534,065        77,014,113           223,243           492,597
   Change in unrealized gains
     (losses) on investments.......      (18,019,471)      (78,548,435)           452,684         (872,283)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        35,067,054       (4,096,544)           711,752         (287,420)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        11,378,837        16,903,242            15,146             6,296
   Net transfers (including fixed
     account)......................       (9,211,526)      (12,721,493)          (82,227)          (22,066)
   Contract charges................       (4,391,890)       (4,357,580)                --                --
   Transfers for contract benefits
     and terminations..............      (41,080,267)      (45,753,127)         (862,529)         (414,001)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,304,846)      (45,928,958)         (929,610)         (429,771)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (8,237,792)      (50,025,502)         (217,858)         (717,191)
NET ASSETS:
   Beginning of year...............       581,923,231       631,948,733         4,959,137         5,676,328
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    573,685,439  $    581,923,231  $      4,741,279  $      4,959,137
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (33,238,180)  $   (29,328,922)
   Net realized gains (losses).....         67,424,887       124,978,786
   Change in unrealized gains
     (losses) on investments.......         70,790,241     (184,114,448)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        104,976,948      (88,464,584)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,366,399         5,122,409
   Net transfers (including fixed
     account)......................        199,882,002     1,098,161,273
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (224,234,667)     (146,575,016)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (19,986,266)       956,708,666
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         84,990,682       868,244,082
NET ASSETS:
   Beginning of year...............      4,406,702,675     3,538,458,593
                                     -----------------  ----------------
   End of year.....................  $   4,491,693,357  $  4,406,702,675
                                     =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                      FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%            GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2016               2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,113,624)  $   (36,299,838)  $       (383,062)   $    (1,242,699)
   Net realized gains (losses).....        188,329,503       321,264,515                 --                 --
   Change in unrealized gains
     (losses) on investments.......       (63,123,246)     (341,468,121)                 --                 --
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         96,092,633      (56,503,444)          (383,062)        (1,242,699)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,334,728         5,739,011        171,061,807      1,101,475,974
   Net transfers (including fixed
     account)......................                 --                --      (199,693,702)    (1,099,121,860)
   Contract charges................                 --                --            (2,003)            (2,168)
   Transfers for contract benefits
     and terminations..............      (615,536,279)     (254,963,609)        (1,681,832)        (2,402,882)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (611,201,551)     (249,224,598)       (30,315,730)           (50,936)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (515,108,918)     (305,728,042)       (30,698,792)        (1,293,635)
NET ASSETS:
   Beginning of year...............      3,688,709,449     3,994,437,491         49,654,013         50,947,648
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $   3,173,600,531  $  3,688,709,449  $      18,955,221   $     49,654,013
                                     =================  ================  =================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,938,297)  $    (1,823,562)  $         54,162  $        383,693
   Net realized gains (losses).....         20,037,429        12,828,947         2,765,773         3,436,622
   Change in unrealized gains
     (losses) on investments.......       (19,372,389)       (1,625,997)         3,139,146       (3,771,822)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,273,257)         9,379,388         5,959,081            48,493
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,848,497         3,026,405                --                --
   Net transfers (including fixed
     account)......................        (3,710,183)       (3,594,229)       (1,234,171)       (1,524,316)
   Contract charges................           (17,387)          (19,183)          (19,250)          (20,878)
   Transfers for contract benefits
     and terminations..............       (13,243,026)      (15,540,392)       (5,014,111)       (6,445,104)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,122,099)      (16,127,399)       (6,267,532)       (7,990,298)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (16,395,356)       (6,748,011)         (308,451)       (7,941,805)
NET ASSETS:
   Beginning of year...............        160,925,919       167,673,930        62,224,177        70,165,982
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     144,530,563  $    160,925,919  $     61,915,726  $     62,224,177
                                     =================  ================  ================  ================


                                            FIDELITY VIP MID CAP                FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,154,096)  $    (4,880,547)  $          5,646  $          2,967
   Net realized gains (losses).....        26,390,295        58,069,876             2,151            62,514
   Change in unrealized gains
     (losses) on investments.......        17,481,724      (64,627,750)         (292,991)            67,570
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        39,717,923      (11,438,421)         (285,194)           133,051
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,290,246        13,586,880            75,925            85,003
   Net transfers (including fixed
     account)......................       (4,482,079)      (15,198,467)          (60,736)          (66,066)
   Contract charges................       (4,982,252)       (5,058,447)              (50)              (56)
   Transfers for contract benefits
     and terminations..............      (28,133,233)      (26,884,651)         (513,669)         (478,886)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (31,307,318)      (33,554,685)         (498,530)         (460,005)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         8,410,605      (44,993,106)         (783,724)         (326,954)
NET ASSETS:
   Beginning of year...............       401,284,587       446,277,693         4,615,792         4,942,746
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    409,695,192  $    401,284,587  $      3,832,068  $      4,615,792
                                     ================  ================  ================  ================


                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      9,120,844  $      9,124,908
   Net realized gains (losses).....       (1,197,852)           215,818
   Change in unrealized gains
     (losses) on investments.......        21,806,114      (32,921,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        29,729,106      (23,580,305)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,516,704         6,188,051
   Net transfers (including fixed
     account)......................       (1,827,109)         1,880,863
   Contract charges................       (2,797,532)       (2,771,258)
   Transfers for contract benefits
     and terminations..............      (21,748,149)      (23,325,163)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (22,856,086)      (18,027,507)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,873,020      (41,607,812)
NET ASSETS:
   Beginning of year...............       253,302,116       294,909,928
                                     ----------------  ----------------
   End of year.....................  $    260,175,136  $    253,302,116
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         762,174  $      2,328,191  $       (603,981)  $      (850,014)
   Net realized gains (losses).....         11,735,942        13,465,264         18,193,022        18,995,244
   Change in unrealized gains
     (losses) on investments.......          4,805,146      (24,403,194)         11,896,218      (28,752,630)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,303,262       (8,609,739)         29,485,259      (10,607,400)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,354,399         1,838,448          2,594,857         4,215,265
   Net transfers (including fixed
     account)......................            704,098       (3,377,923)        (6,026,344)         (781,824)
   Contract charges................        (1,338,635)       (1,367,141)        (1,581,543)       (1,481,816)
   Transfers for contract benefits
     and terminations..............       (11,329,519)      (13,381,381)        (7,199,878)       (6,848,145)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (10,609,657)      (16,287,997)       (12,212,908)       (4,896,520)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          6,693,605      (24,897,736)         17,272,351      (15,503,920)
NET ASSETS:
   Beginning of year...............        128,211,487       153,109,223        110,998,636       126,502,556
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     134,905,092  $    128,211,487  $     128,270,987  $    110,998,636
                                     =================  ================  =================  ================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         97,525  $       1,051,957  $    (2,819,021)  $      15,830,436
   Net realized gains (losses).....           527,103          2,317,086       (3,081,702)        (1,172,195)
   Change in unrealized gains
     (losses) on investments.......         2,954,153        (9,120,445)         8,927,333       (28,472,303)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,578,781        (5,751,402)         3,026,610       (13,814,062)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           357,216            576,811         3,333,851          6,081,866
   Net transfers (including fixed
     account)......................         3,646,293          4,480,127         2,514,265        (1,987,591)
   Contract charges................         (858,486)          (869,949)       (2,766,762)        (2,898,185)
   Transfers for contract benefits
     and terminations..............       (4,221,347)        (6,041,062)      (14,901,348)       (14,898,325)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,076,324)        (1,854,073)      (11,819,994)       (13,702,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,502,457        (7,605,475)       (8,793,384)       (27,516,297)
NET ASSETS:
   Beginning of year...............        66,002,305         73,607,780       222,633,715        250,150,012
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     68,504,762  $      66,002,305  $    213,840,331  $     222,633,715
                                     ================  =================  ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (182)  $           (211)  $        (1,071)  $          (728)
   Net realized gains (losses).....             1,116                151            15,527            37,852
   Change in unrealized gains
     (losses) on investments.......             (893)                555             (647)          (50,167)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                41                495            13,809          (13,043)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including fixed
     account)......................                --                 --                38             (187)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............           (2,482)              (666)          (14,006)          (47,382)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (2,482)              (666)          (13,968)          (47,569)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           (2,441)              (171)             (159)          (60,612)
NET ASSETS:
   Beginning of year...............            14,936             15,107           171,366           231,978
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         12,495  $          14,936  $        171,207  $        171,366
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,676,980  $      6,137,924
   Net realized gains (losses).....        26,324,788        69,239,795
   Change in unrealized gains
     (losses) on investments.......        49,249,179     (101,201,542)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        77,250,947      (25,823,823)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,956,615        23,895,518
   Net transfers (including fixed
     account)......................       (5,664,468)       (2,573,368)
   Contract charges................       (7,077,278)       (6,909,703)
   Transfers for contract benefits
     and terminations..............      (46,507,739)      (50,488,085)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (42,292,870)      (36,075,638)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        34,958,077      (61,899,461)
NET ASSETS:
   Beginning of year...............       619,311,840       681,211,301
                                     ----------------  ----------------
   End of year.....................  $    654,269,917  $    619,311,840
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016               2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (22)  $            107  $      (463,656)  $       (203,655)
   Net realized gains (losses).....                639             1,081         2,563,228          3,594,236
   Change in unrealized gains
     (losses) on investments.......              (349)           (1,491)       (7,183,922)       (13,655,170)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                268             (303)       (5,084,350)       (10,264,589)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                990                --         3,607,230          5,828,134
   Net transfers (including fixed
     account)......................            (3,917)               271         7,408,564          3,468,834
   Contract charges................              (358)             (386)       (3,200,081)        (3,276,594)
   Transfers for contract benefits
     and terminations..............            (2,475)                --      (15,272,513)       (15,245,977)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (5,760)             (115)       (7,456,800)        (9,225,603)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            (5,492)             (418)      (12,541,150)       (19,490,192)
NET ASSETS:
   Beginning of year...............              6,509             6,927       256,390,780        275,880,972
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           1,017  $          6,509  $    243,849,630  $     256,390,780
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                           IVY VIP ASSET STRATEGY             VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,092)  $         (1,770)  $     (2,167,911)  $    (3,355,443)
   Net realized gains (losses).....          (29,559)             31,853         20,190,034        41,012,225
   Change in unrealized gains
     (losses) on investments.......            19,774           (59,235)       (18,916,437)      (47,157,658)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (11,877)           (29,152)          (894,314)       (9,500,876)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            49,073            232,557         12,769,827        18,529,707
   Net transfers (including fixed
     account)......................          (42,838)             74,337          6,572,083         4,621,482
   Contract charges................              (16)                (1)        (3,214,606)       (3,138,770)
   Transfers for contract benefits
     and terminations..............          (78,861)            (5,064)       (22,574,903)      (26,081,942)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (72,642)            301,829        (6,447,599)       (6,069,523)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (84,519)            272,677        (7,341,913)      (15,570,399)
NET ASSETS:
   Beginning of year...............           317,700             45,023        300,878,534       316,448,933
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $        233,181  $         317,700  $     293,536,621  $    300,878,534
                                     ================  =================  =================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016               2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (285,310)  $      (889,265)  $         99,724  $         520,496
   Net realized gains (losses).....         18,709,188        21,134,497         4,502,131          3,696,314
   Change in unrealized gains
     (losses) on investments.......         12,788,762      (19,592,266)        19,079,369       (15,985,006)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         31,212,640           652,966        23,681,224       (11,768,196)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,233,628        16,816,788         6,793,180          8,055,708
   Net transfers (including fixed
     account)......................        (6,775,239)      (10,726,406)         (600,819)            984,487
   Contract charges................        (4,841,666)       (4,654,271)       (2,314,431)        (2,144,487)
   Transfers for contract benefits
     and terminations..............       (27,170,816)      (28,285,511)      (13,256,121)       (14,278,679)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (25,554,093)      (26,849,400)       (9,378,191)        (7,382,971)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,658,547      (26,196,434)        14,303,033       (19,151,167)
NET ASSETS:
   Beginning of year...............        400,323,007       426,519,441       186,422,315        205,573,482
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     405,981,554  $    400,323,007  $    200,725,348  $     186,422,315
                                     =================  ================  ================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (43,931)  $        (57,633)
   Net realized gains (losses).....           379,954            767,463
   Change in unrealized gains
     (losses) on investments.......         (188,699)          (376,334)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           147,324            333,496
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               360             17,666
   Net transfers (including fixed
     account)......................         (243,618)          (373,004)
   Contract charges................          (13,427)           (14,880)
   Transfers for contract benefits
     and terminations..............         (605,126)          (707,021)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (861,811)        (1,077,239)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (714,487)          (743,743)
NET ASSETS:
   Beginning of year...............         3,887,858          4,631,601
                                     ----------------  -----------------
   End of year.....................  $      3,173,371  $       3,887,858
                                     ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (10,471)  $       (28,812)  $    (1,367,176)  $    (1,536,289)
   Net realized gains (losses)....           253,744           558,819         5,281,882         4,745,658
   Change in unrealized gains
     (losses) on investments......           594,251         (911,526)           637,725       (9,601,052)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           837,524         (381,519)         4,552,431       (6,391,683)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           159,294           281,091         4,335,272         5,532,165
   Net transfers (including fixed
     account).....................           915,334             7,723         (154,058)       (5,112,272)
   Contract charges...............          (85,407)          (84,738)       (1,244,198)       (1,292,699)
   Transfers for contract benefits
     and terminations.............         (753,495)       (1,048,413)       (6,274,238)       (7,082,395)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           235,726         (844,337)       (3,337,222)       (7,955,201)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,073,250       (1,225,856)         1,215,209      (14,346,884)
NET ASSETS:
   Beginning of year..............         7,518,321         8,744,177       101,595,917       115,942,801
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      8,591,571  $      7,518,321  $    102,811,126  $    101,595,917
                                    ================  ================  ================  ================

                                           LMPVET ENTRUST PERMAL                     LMPVET QS
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,721)  $          7,753  $        401,086  $        242,251
   Net realized gains (losses)....          (79,247)            80,328           439,055           942,532
   Change in unrealized gains
     (losses) on investments......         (159,883)         (765,231)         1,355,038       (2,209,185)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (391,851)         (677,150)         2,195,179       (1,024,402)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,840,979         8,874,963           449,435         1,035,737
   Net transfers (including fixed
     account).....................         1,159,704         1,570,693         1,119,642         (446,803)
   Contract charges...............           (2,243)             (117)         (473,039)         (480,958)
   Transfers for contract benefits
     and terminations.............         (824,579)         (215,662)       (2,695,104)       (3,179,272)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,173,861        10,229,877       (1,599,066)       (3,071,296)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,782,010         9,552,727           596,113       (4,095,698)
NET ASSETS:
   Beginning of year..............        10,193,761           641,034        38,239,774        42,335,472
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,975,771  $     10,193,761  $     38,835,887  $     38,239,774
                                    ================  ================  ================  ================

                                                 LMPVET QS                           LMPVET QS
                                              VARIABLE GROWTH                VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         64,340  $       (32,392)  $          2,164  $        (2,671)
   Net realized gains (losses)....         3,988,123        11,860,631           105,411           148,483
   Change in unrealized gains
     (losses) on investments......         1,529,479      (14,921,753)          (54,300)         (187,401)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,581,942       (3,093,514)            53,275          (41,589)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           874,902         1,743,349            49,844               250
   Net transfers (including fixed
     account).....................         1,003,629         (333,878)           (4,788)             7,338
   Contract charges...............         (943,812)         (934,408)             (469)             (578)
   Transfers for contract benefits
     and terminations.............       (6,334,763)       (6,500,454)         (454,192)         (611,851)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,400,044)       (6,025,391)         (409,605)         (604,841)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           181,898       (9,118,905)         (356,330)         (646,430)
NET ASSETS:
   Beginning of year..............        83,641,315        92,760,220         1,277,408         1,923,838
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,823,213  $     83,641,315  $        921,078  $      1,277,408
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,075,107  $      4,385,322
   Net realized gains (losses)....       (1,878,440)       (1,035,530)
   Change in unrealized gains
     (losses) on investments......         9,237,046      (10,052,056)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,433,713       (6,702,264)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,324,881         2,032,189
   Net transfers (including fixed
     account).....................       (2,102,281)         1,146,826
   Contract charges...............         (959,444)         (935,203)
   Transfers for contract benefits
     and terminations.............       (8,407,408)       (9,541,753)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,144,252)       (7,297,941)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,289,461      (14,000,205)
NET ASSETS:
   Beginning of year..............        86,641,483       100,641,688
                                    ----------------  ----------------
   End of year....................  $     87,930,944  $     86,641,483
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016               2015              2016               2015
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (45)  $            (44)  $          (543)  $           (583)
   Net realized gains (losses)....             1,121              1,258             1,815              1,340
   Change in unrealized gains
     (losses) on investments......             (484)            (1,317)             1,685            (2,076)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               592              (103)             2,957            (1,319)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including fixed
     account).....................                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (640)              (641)           (1,011)                 --
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (640)              (641)           (1,011)                 --
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............              (48)              (744)             1,946            (1,319)
NET ASSETS:
   Beginning of year..............             8,875              9,619            39,288             40,607
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,827  $           8,875  $         41,234  $          39,288
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (131)  $           (175)  $      5,973,861  $     62,557,398
   Net realized gains (losses)....             3,861              2,246        51,718,394       145,593,523
   Change in unrealized gains
     (losses) on investments......           (2,546)            (2,225)         9,838,368     (234,232,346)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             1,184              (154)        67,530,623      (26,081,425)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        91,389,346        88,836,606
   Net transfers (including fixed
     account).....................                --                 --      (13,114,222)      (30,105,880)
   Contract charges...............                --                 --      (52,207,471)      (50,699,748)
   Transfers for contract benefits
     and terminations.............           (5,787)              (206)     (155,091,820)     (150,068,994)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (5,787)              (206)     (129,024,167)     (142,038,016)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (4,603)              (360)      (61,493,544)     (168,119,441)
NET ASSETS:
   Beginning of year..............            26,211             26,571     3,205,371,897     3,373,491,338
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         21,608  $          26,211  $  3,143,878,353  $  3,205,371,897
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015               2016              2015
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (969,724)  $        103,026  $       2,921,701  $    (4,482,300)
   Net realized gains (losses)....           (35,898)            80,869        275,771,097       215,019,789
   Change in unrealized gains
     (losses) on investments......          1,607,504       (2,070,984)       (91,485,327)     (279,267,105)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            601,882       (1,887,089)        187,207,471      (68,729,616)
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         16,857,944        21,268,070         75,145,456        46,401,519
   Net transfers (including fixed
     account).....................          8,788,221        24,102,547         17,486,675      (16,326,577)
   Contract charges...............        (1,007,330)         (433,447)       (41,225,539)      (41,218,470)
   Transfers for contract benefits
     and terminations.............        (3,883,641)       (1,169,475)      (203,968,674)     (220,038,847)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         20,755,194        43,767,695      (152,562,082)     (231,182,375)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         21,357,076        41,880,606         34,645,389     (299,911,991)
NET ASSETS:
   Beginning of year..............         60,867,062        18,986,456      3,117,922,583     3,417,834,574
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      82,224,138  $     60,867,062  $   3,152,567,972  $  3,117,922,583
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016               2015
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,425,844)  $    (4,545,361)
   Net realized gains (losses)....        184,760,628       138,651,523
   Change in unrealized gains
     (losses) on investments......       (60,183,857)     (173,607,348)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        120,150,927      (39,501,186)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         14,790,852        15,507,428
   Net transfers (including fixed
     account).....................        (7,001,718)        39,796,000
   Contract charges...............       (22,193,183)      (21,662,684)
   Transfers for contract benefits
     and terminations.............      (101,195,265)     (105,961,009)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (115,599,314)      (72,320,265)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          4,551,613     (111,821,451)
NET ASSETS:
   Beginning of year..............      1,740,439,216     1,852,260,667
                                    -----------------  ----------------
   End of year....................  $   1,744,990,829  $  1,740,439,216
                                    =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,607,989)  $    (4,210,525)  $      6,245,320  $      (742,833)
   Net realized gains (losses)....       167,126,272        77,901,351       107,146,104        91,723,600
   Change in unrealized gains
     (losses) on investments......     (113,400,426)      (42,270,399)      (30,620,445)     (125,905,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,117,857        31,420,427        82,770,979      (34,924,328)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,004,069        19,736,314        37,516,663        24,909,931
   Net transfers (including fixed
     account).....................       (2,350,119)      (12,600,811)        32,849,220      (20,846,417)
   Contract charges...............       (7,912,275)       (7,636,584)      (21,143,513)      (21,032,171)
   Transfers for contract benefits
     and terminations.............      (37,390,190)      (38,877,732)     (109,118,456)     (124,685,275)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (32,648,515)      (39,378,813)      (59,896,086)     (141,653,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        13,469,342       (7,958,386)        22,874,893     (176,578,260)
NET ASSETS:
   Beginning of year..............       640,713,098       648,671,484     1,567,578,863     1,744,157,123
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    654,182,440  $    640,713,098  $  1,590,453,756  $  1,567,578,863
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (34,268,735)  $     115,377,395  $      2,654,460  $      7,123,089
   Net realized gains (losses)....      (47,850,610)        251,089,847       416,909,101       243,465,110
   Change in unrealized gains
     (losses) on investments......       257,505,457      (667,747,163)     (270,413,192)     (328,370,852)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       175,386,112      (301,279,921)       149,150,369      (77,782,653)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,022,447         28,201,013       115,567,257       134,048,740
   Net transfers (including fixed
     account).....................      (61,831,482)      (121,209,615)      (57,324,406)      (31,355,267)
   Contract charges...............      (41,914,869)       (43,556,032)      (82,433,198)      (81,264,355)
   Transfers for contract benefits
     and terminations.............     (125,669,688)      (131,915,961)     (253,893,832)     (239,100,989)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (211,393,592)      (268,480,595)     (278,084,179)     (217,671,871)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (36,007,480)      (569,760,516)     (128,933,810)     (295,454,524)
NET ASSETS:
   Beginning of year..............     2,431,541,679      3,001,302,195     5,128,182,508     5,423,637,032
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,395,534,199  $   2,431,541,679  $  4,999,248,698  $  5,128,182,508
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      11,580,248  $     15,488,328  $      1,523,432  $      7,184,764
   Net realized gains (losses)....        (3,986,750)         (855,525)         1,382,227         2,505,984
   Change in unrealized gains
     (losses) on investments......         18,199,885      (27,072,455)       (4,178,951)      (18,548,113)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         25,793,383      (12,439,652)       (1,273,292)       (8,857,365)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,939,058         5,471,471         3,372,054         6,581,398
   Net transfers (including fixed
     account).....................          8,925,766         (735,390)       (2,622,191)      (10,655,221)
   Contract charges...............        (2,708,304)       (2,632,432)       (3,088,944)       (3,206,471)
   Transfers for contract benefits
     and terminations.............       (14,990,899)      (16,959,483)      (21,750,625)      (25,491,389)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (4,834,379)      (14,855,834)      (24,089,706)      (32,771,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         20,959,004      (27,295,486)      (25,362,998)      (41,629,048)
NET ASSETS:
   Beginning of year..............        210,920,401       238,215,887       288,549,595       330,178,643
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     231,879,405  $    210,920,401  $    263,186,597  $    288,549,595
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,588,236)  $    (7,967,160)
   Net realized gains (losses)....        22,877,688        32,724,227
   Change in unrealized gains
     (losses) on investments......      (14,020,970)      (55,137,738)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,268,482      (30,380,671)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,397,099         7,906,450
   Net transfers (including fixed
     account).....................      (19,419,615)            76,581
   Contract charges...............       (5,138,876)       (5,848,656)
   Transfers for contract benefits
     and terminations.............      (33,772,189)      (44,740,100)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (54,933,581)      (42,605,725)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (51,665,099)      (72,986,396)
NET ASSETS:
   Beginning of year..............       513,586,109       586,572,505
                                    ----------------  ----------------
   End of year....................  $    461,921,010  $    513,586,109
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,014,625)  $    (1,537,088)  $      3,149,253  $      9,400,785
   Net realized gains (losses)....         6,324,523        41,886,183        26,318,341        65,880,374
   Change in unrealized gains
     (losses) on investments......         9,272,110      (57,110,020)         6,566,866     (112,473,465)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,582,008      (16,760,925)        36,034,460      (37,192,306)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           919,911         1,725,815         6,425,156        10,330,585
   Net transfers (including fixed
     account).....................       (6,678,370)       (6,624,559)      (17,956,920)        16,006,472
   Contract charges...............       (1,261,981)       (1,388,967)       (6,093,836)       (6,520,686)
   Transfers for contract benefits
     and terminations.............      (10,641,399)      (16,267,720)      (37,856,237)      (50,590,499)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,661,839)      (22,555,431)      (55,481,837)      (30,774,128)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,079,831)      (39,316,356)      (19,447,377)      (67,966,434)
NET ASSETS:
   Beginning of year..............       139,196,313       178,512,669       595,542,818       663,509,252
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,116,482  $    139,196,313  $    576,095,441  $    595,542,818
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (10,301,625)  $     11,979,804  $      7,486,419  $     11,114,213
   Net realized gains (losses)....       (2,513,753)        56,997,141        63,625,214        41,574,493
   Change in unrealized gains
     (losses) on investments......        91,035,525     (115,525,978)        32,001,192     (109,029,930)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,220,147      (46,549,033)       103,112,825      (56,341,224)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,176,000        56,430,784        10,601,201        17,077,620
   Net transfers (including fixed
     account).....................        89,247,502      (17,727,649)      (12,378,231)       (9,876,271)
   Contract charges...............      (13,936,272)      (12,556,466)       (8,170,800)       (8,381,443)
   Transfers for contract benefits
     and terminations.............      (40,178,930)      (34,902,367)      (50,036,257)      (56,194,121)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        85,308,300       (8,755,698)      (59,984,087)      (57,374,215)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       163,528,447      (55,304,731)        43,128,738     (113,715,439)
NET ASSETS:
   Beginning of year..............       777,069,714       832,374,445       699,284,637       813,000,076
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    940,598,161  $    777,069,714  $    742,413,375  $    699,284,637
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,197,834)  $    (2,735,590)  $    (4,386,925)  $    (4,819,029)
   Net realized gains (losses)....        13,095,340        15,336,973        49,880,127        83,195,090
   Change in unrealized gains
     (losses) on investments......        22,991,597      (40,654,275)      (18,425,902)      (87,413,658)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,889,103      (28,052,892)        27,067,300       (9,037,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,933,353         8,288,062         5,647,259         6,534,317
   Net transfers (including fixed
     account).....................         1,237,691        24,500,627       (6,176,045)        14,266,774
   Contract charges...............       (3,157,009)       (3,034,527)       (2,926,164)       (2,932,490)
   Transfers for contract benefits
     and terminations.............      (14,253,523)      (15,827,029)      (19,107,037)      (25,585,352)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,239,488)        13,927,133      (22,561,987)       (7,716,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,649,615      (14,125,759)         4,505,313      (16,754,348)
NET ASSETS:
   Beginning of year..............       244,281,850       258,407,609       291,887,925       308,642,273
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    268,931,465  $    244,281,850  $    296,393,238  $    291,887,925
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,214,903  $      2,801,534
   Net realized gains (losses)....         (155,743)         (395,625)
   Change in unrealized gains
     (losses) on investments......       (2,012,185)       (6,145,255)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,046,975       (3,739,346)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,488,610         3,649,306
   Net transfers (including fixed
     account).....................        19,870,012        13,754,017
   Contract charges...............       (4,561,818)       (4,484,730)
   Transfers for contract benefits
     and terminations.............      (22,381,738)      (23,734,420)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,584,934)      (10,815,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,537,959)      (14,555,173)
NET ASSETS:
   Beginning of year..............       340,682,787       355,237,960
                                    ----------------  ----------------
   End of year....................  $    339,144,828  $    340,682,787
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016              2015                2016              2015
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,722,055  $     12,497,303   $          27,357  $       (98,903)
   Net realized gains (losses)....        17,866,051        45,696,444           1,990,651         2,956,831
   Change in unrealized gains
     (losses) on investments......       (9,890,380)      (65,128,206)           4,123,036       (5,123,070)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        15,697,726       (6,934,459)           6,141,044       (2,265,142)
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        75,632,639        77,822,224             377,114           621,500
   Net transfers (including fixed
     account).....................        12,735,511        76,566,196         (1,284,706)       (1,438,278)
   Contract charges...............      (16,205,205)      (13,964,421)           (300,537)         (305,249)
   Transfers for contract benefits
     and terminations.............      (46,438,860)      (38,679,798)         (1,690,161)       (1,411,453)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        25,724,085       101,744,201         (2,898,290)       (2,533,480)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............        41,421,811        94,809,742           3,242,754       (4,798,622)
NET ASSETS:
   Beginning of year..............     1,000,785,200       905,975,458          23,133,878        27,932,500
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,042,207,011  $  1,000,785,200   $      26,376,632  $     23,133,878
                                    ================  ================   =================  ================

                                                                                 MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS        EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        182,134  $          56,919  $    (2,095,800)  $      1,070,164
   Net realized gains (losses)....         9,600,422          5,682,307       (3,800,343)       (1,548,189)
   Change in unrealized gains
     (losses) on investments......       (5,021,627)        (5,830,670)        42,924,968      (63,266,929)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,760,929           (91,444)        37,028,825      (63,744,954)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,629,123          1,604,265         4,919,847         5,760,880
   Net transfers (including fixed
     account).....................       (7,028,228)        (3,286,915)      (10,048,590)        27,512,370
   Contract charges...............       (1,788,348)        (1,847,018)       (4,895,870)       (4,761,010)
   Transfers for contract benefits
     and terminations.............      (10,360,270)       (12,330,707)      (21,935,749)      (25,219,474)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (17,547,723)       (15,860,375)      (31,960,362)         3,292,766
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,786,794)       (15,951,819)         5,068,463      (60,452,188)
NET ASSETS:
   Beginning of year..............       161,399,211        177,351,030       365,167,198       425,619,386
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    148,612,417  $     161,399,211  $    370,235,661  $    365,167,198
                                    ================  =================  ================  ================

                                                                                       MIST
                                      MIST MET/ARTISAN INTERNATIONAL       MET/EATON VANCE FLOATING RATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016            2015 (a)            2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (497)  $          (369)  $      1,532,327  $      1,437,029
   Net realized gains (losses)....             (407)             (764)         (526,227)         (376,676)
   Change in unrealized gains
     (losses) on investments......          (17,443)           (3,854)         3,593,742       (2,605,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (18,347)           (4,987)         4,599,842       (1,545,294)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           134,986           113,826         1,034,528         1,581,532
   Net transfers (including fixed
     account).....................             3,749            20,716         1,584,549       (1,657,616)
   Contract charges...............              (34)                --         (623,176)         (665,463)
   Transfers for contract benefits
     and terminations.............           (7,823)           (8,396)       (5,796,986)       (7,593,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           130,878           126,146       (3,801,085)       (8,334,998)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           112,531           121,159           798,757       (9,880,292)
NET ASSETS:
   Beginning of year..............           121,159                --        64,028,918        73,909,210
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        233,690  $        121,159  $     64,827,675  $     64,028,918
                                    ================  ================  ================  ================

                                            MIST MET/FRANKLIN
                                        LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,005,297  $      2,577,678
   Net realized gains (losses)....       (1,131,686)         (701,699)
   Change in unrealized gains
     (losses) on investments......         1,355,961       (5,428,085)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,229,572       (3,552,106)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,614,780         5,599,233
   Net transfers (including fixed
     account).....................       (2,839,999)             4,590
   Contract charges...............       (1,945,246)       (2,052,441)
   Transfers for contract benefits
     and terminations.............      (12,067,365)      (15,141,099)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (15,237,830)      (11,589,717)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (13,008,258)      (15,141,823)
NET ASSETS:
   Beginning of year..............       157,983,094       173,124,917
                                    ----------------  ----------------
   End of year....................  $    144,974,836  $    157,983,094
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                    MIST                          MIST MET/WELLINGTON
                                      MET/TEMPLETON INTERNATIONAL BOND            LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (595,099)  $       3,038,946  $         87,871  $       (152,730)
   Net realized gains (losses).....       (1,008,231)          (460,924)         1,505,098          2,189,696
   Change in unrealized gains
     (losses) on investments.......         1,285,705        (5,136,661)         (634,599)        (1,564,663)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (317,625)        (2,558,639)           958,370            472,303
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           351,551          1,008,123           238,593            369,764
   Net transfers (including fixed
     account)......................          (27,849)             43,895         (265,280)          (990,704)
   Contract charges................         (574,332)          (616,606)         (205,310)          (209,942)
   Transfers for contract benefits
     and terminations..............       (2,287,396)        (2,711,377)       (1,041,933)        (1,284,833)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,538,026)        (2,275,965)       (1,273,930)        (2,115,715)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (2,855,651)        (4,834,604)         (315,560)        (1,643,412)
NET ASSETS:
   Beginning of year...............        42,349,271         47,183,875        15,616,983         17,260,395
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     39,493,620  $      42,349,271  $     15,301,423  $      15,616,983
                                     ================  =================  ================  =================


                                      MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,646,362  $     (2,016,259)  $     99,157,622  $      49,287,588
   Net realized gains (losses).....        77,714,514         61,106,802        83,546,261        446,515,766
   Change in unrealized gains
     (losses) on investments.......      (42,750,032)       (79,692,789)       262,223,058      (884,673,039)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        38,610,844       (20,602,246)       444,926,941      (388,869,685)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,336,940          5,354,211       157,046,169        208,140,346
   Net transfers (including fixed
     account)......................      (19,949,139)        (6,689,447)       111,182,918        (4,605,195)
   Contract charges................       (4,987,628)        (5,117,777)     (107,705,162)      (103,967,586)
   Transfers for contract benefits
     and terminations..............      (36,048,067)       (38,701,487)     (343,550,385)      (315,728,010)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (56,647,894)       (45,154,500)     (183,026,460)      (216,160,445)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (18,037,050)       (65,756,746)       261,900,481      (605,030,130)
NET ASSETS:
   Beginning of year...............       575,818,048        641,574,794     6,663,424,002      7,268,454,132
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    557,780,998  $     575,818,048  $  6,925,324,483  $   6,663,424,002
                                     ================  =================  ================  =================

                                                    MIST
                                      METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (371,686)  $     (1,034,215)  $    (1,309,213)  $     (4,039,297)
   Net realized gains (losses).....           284,022         14,297,878         5,062,414        102,531,369
   Change in unrealized gains
     (losses) on investments.......        23,166,215       (32,052,767)        59,471,093      (116,797,548)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        23,078,551       (18,789,104)        63,224,294       (18,305,476)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       146,003,566        110,393,305         1,349,329          1,334,115
   Net transfers (including fixed
     account)......................        85,670,437        151,542,191      (11,765,305)       (10,754,879)
   Contract charges................      (11,135,104)        (7,735,258)       (1,989,354)        (2,014,570)
   Transfers for contract benefits
     and terminations..............      (29,873,770)       (23,093,748)      (20,501,444)       (24,985,104)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       190,665,129        231,106,490      (32,906,774)       (36,420,438)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       213,743,680        212,317,386        30,317,520       (54,725,914)
NET ASSETS:
   Beginning of year...............       633,831,341        421,513,955       236,287,986        291,013,900
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    847,575,021  $     633,831,341  $    266,605,506  $     236,287,986
                                     ================  =================  ================  =================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,087,152  $      3,284,984
   Net realized gains (losses).....       (1,908,775)           894,053
   Change in unrealized gains
     (losses) on investments.......       (5,640,472)      (12,677,983)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (6,462,095)       (8,498,946)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,345,413         4,293,533
   Net transfers (including fixed
     account)......................         1,343,494        12,947,453
   Contract charges................       (2,432,236)       (2,475,924)
   Transfers for contract benefits
     and terminations..............      (18,900,434)      (22,193,367)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,643,763)       (7,428,305)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (24,105,858)      (15,927,251)
NET ASSETS:
   Beginning of year...............       271,985,758       287,913,009
                                     ----------------  ----------------
   End of year.....................  $    247,879,900  $    271,985,758
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                  MIST
                                      MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,927,589)  $    (3,327,105)  $      (294,846)  $     (305,773)
   Net realized gains (losses)....         2,940,257         4,570,410         3,506,252        3,512,456
   Change in unrealized gains
     (losses) on investments......      (20,657,747)      (15,910,469)       (4,061,196)      (1,038,937)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (20,645,079)      (14,667,164)         (849,790)        2,167,746
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,154,126         8,883,221           796,758        1,219,267
   Net transfers (including fixed
     account).....................        10,765,513         1,774,364         1,559,887      (2,158,048)
   Contract charges...............       (2,683,209)       (2,819,561)         (535,014)        (574,746)
   Transfers for contract benefits
     and terminations.............      (11,898,645)      (13,239,136)       (6,477,083)      (7,738,730)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,337,785       (5,401,112)       (4,655,452)      (9,252,257)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (19,307,294)      (20,068,276)       (5,505,242)      (7,084,511)
NET ASSETS:
   Beginning of year..............       220,460,412       240,528,688        65,266,488       72,350,999
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    201,153,118  $    220,460,412  $     59,761,246  $    65,266,488
                                    ================  ================  ================  ===============

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016             2015              2016              2015
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       978,295  $      (132,986)  $    (9,898,158)  $     23,465,868
   Net realized gains (losses)....        1,816,019            59,506      (10,740,646)      (12,024,645)
   Change in unrealized gains
     (losses) on investments......      (2,298,273)       (1,391,238)        40,944,062      (43,226,004)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          496,041       (1,464,718)        20,305,258      (31,784,781)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       21,255,721         7,308,625         3,240,908         4,037,726
   Net transfers (including fixed
     account).....................       63,435,064         5,964,473        17,081,530       (8,720,486)
   Contract charges...............        (700,033)         (168,361)       (7,965,099)       (8,087,358)
   Transfers for contract benefits
     and terminations.............      (2,852,672)         (677,893)      (44,800,654)      (53,138,748)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       81,138,080        12,426,844      (32,443,315)      (65,908,866)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       81,634,121        10,962,126      (12,138,057)      (97,693,647)
NET ASSETS:
   Beginning of year..............       21,123,770        10,161,644       634,902,757       732,596,404
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   102,757,891  $     21,123,770  $    622,764,700  $    634,902,757
                                    ===============  ================  ================  ================


                                          MIST PIMCO TOTAL RETURN        MIST PYRAMIS GOVERNMENT INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,567,461  $     62,753,001  $      5,121,802  $      5,912,789
   Net realized gains (losses)....       (9,752,580)        12,734,375           484,438         (146,659)
   Change in unrealized gains
     (losses) on investments......        11,149,277      (99,708,652)       (5,834,587)      (11,685,773)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,964,158      (24,221,276)         (228,347)       (5,919,643)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,347,774        11,483,909        15,864,750        10,291,987
   Net transfers (including fixed
     account).....................      (15,057,846)      (60,045,845)        44,787,356        21,792,687
   Contract charges...............      (18,905,496)      (19,181,926)      (12,288,781)      (11,384,051)
   Transfers for contract benefits
     and terminations.............     (108,958,935)     (133,249,327)      (50,418,725)      (44,187,565)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (132,574,503)     (200,993,189)       (2,055,400)      (23,486,942)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (115,610,345)     (225,214,465)       (2,283,747)      (29,406,585)
NET ASSETS:
   Beginning of year..............     1,561,823,561     1,787,038,026       651,039,693       680,446,278
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,446,213,216  $  1,561,823,561  $    648,755,946  $    651,039,693
                                    ================  ================  ================  ================


                                        MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,665,946)  $   (2,007,729)
   Net realized gains (losses)....         1,126,613        8,573,592
   Change in unrealized gains
     (losses) on investments......        14,310,453     (18,736,202)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,771,120     (12,170,339)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        37,420,704       41,633,612
   Net transfers (including fixed
     account).....................        41,259,942      178,575,410
   Contract charges...............       (5,650,668)      (3,482,370)
   Transfers for contract benefits
     and terminations.............      (21,503,630)     (16,426,832)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,526,348      200,299,820
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............        64,297,468      188,129,481
NET ASSETS:
   Beginning of year..............       351,642,870      163,513,389
                                    ----------------  ---------------
   End of year....................  $    415,940,338  $   351,642,870
                                    ================  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                     MIST SCHRODERS GLOBAL MULTI-ASSET   MIST SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (41,848)  $    (2,230,760)  $     11,412,496  $     11,496,565
   Net realized gains (losses)....         9,121,877        17,165,832        76,689,439        96,130,725
   Change in unrealized gains
     (losses) on investments......        14,289,470      (29,873,677)      (34,109,060)     (155,135,668)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        23,369,499      (14,938,605)        53,992,875      (47,508,378)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        26,804,004        35,201,400        22,979,145        21,766,022
   Net transfers (including fixed
     account).....................         1,726,932        81,935,629      (35,921,094)      (22,073,877)
   Contract charges...............       (9,116,567)       (8,094,448)      (17,584,989)      (18,156,689)
   Transfers for contract benefits
     and terminations.............      (28,231,649)      (24,612,353)      (82,883,163)      (97,925,260)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,817,280)        84,430,228     (113,410,101)     (116,389,804)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,552,219        69,491,623      (59,417,226)     (163,898,182)
NET ASSETS:
   Beginning of year..............       562,872,602       493,380,979     1,349,807,450     1,513,705,632
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    577,424,821  $    562,872,602  $  1,290,390,224  $  1,349,807,450
                                    ================  ================  ================  ================


                                           MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,695,036  $      2,269,909  $      9,316,005  $         527,754
   Net realized gains (losses)....        30,709,532        33,558,305        97,464,171         29,555,568
   Change in unrealized gains
     (losses) on investments......      (11,006,299)      (54,174,177)      (12,601,645)       (69,547,913)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,398,269      (18,345,963)        94,178,531       (39,464,591)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,770,076         7,054,310         8,548,777         10,615,106
   Net transfers (including fixed
     account).....................       (8,203,434)         9,763,304       (6,993,418)       (11,574,647)
   Contract charges...............       (5,726,100)       (5,722,795)       (4,671,865)        (4,674,135)
   Transfers for contract benefits
     and terminations.............      (23,760,861)      (27,279,503)      (59,133,973)       (77,867,417)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,920,319)      (16,184,684)      (62,250,479)       (83,501,093)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (12,522,050)      (34,530,647)        31,928,052      (122,965,684)
NET ASSETS:
   Beginning of year..............       467,274,058       501,804,705       715,850,738        838,816,422
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    454,752,008  $    467,274,058  $    747,778,790  $     715,850,738
                                    ================  ================  ================  =================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH         MIST TCW CORE FIXED INCOME
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016            2015 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,333,776)  $    (8,239,927)  $        (1,112)  $          (228)
   Net realized gains (losses)....        77,584,230       108,417,654              (86)               (4)
   Change in unrealized gains
     (losses) on investments......      (49,804,269)      (73,202,424)           (1,515)             (184)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        20,446,185        26,975,303           (2,713)             (416)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,471,810         3,040,163            67,810            59,306
   Net transfers (including fixed
     account).....................      (10,933,992)      (34,784,143)           154,898            15,279
   Contract charges...............       (4,880,554)       (5,053,956)             (426)                --
   Transfers for contract benefits
     and terminations.............      (31,973,648)      (42,109,408)                --           (1,000)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,316,384)      (78,907,344)           222,282            73,585
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (22,870,199)      (51,932,041)           219,569            73,169
NET ASSETS:
   Beginning of year..............       485,654,167       537,586,208            73,169                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    462,783,968  $    485,654,167  $        292,738  $         73,169
                                    ================  ================  ================  ================

                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                    ------------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (358,899)  $      (271,859)
   Net realized gains (losses)....         1,625,583         3,508,939
   Change in unrealized gains
     (losses) on investments......         7,350,769      (10,663,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,617,453       (7,426,747)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,435,007         1,385,690
   Net transfers (including fixed
     account).....................       (3,447,836)      (10,590,297)
   Contract charges...............       (2,978,189)       (3,102,764)
   Transfers for contract benefits
     and terminations.............      (15,218,207)      (16,356,797)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (20,209,225)      (28,664,168)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,591,772)      (36,090,915)
NET ASSETS:
   Beginning of year..............       233,411,516       269,502,431
                                    ----------------  ----------------
   End of year....................  $    221,819,744  $    233,411,516
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,936,404  $      2,774,012   $      1,021,734  $      1,289,428
   Net realized gains (losses)....          (40,488)         (126,236)            (7,093)           833,937
   Change in unrealized gains
     (losses) on investments......       (2,592,464)       (6,456,221)          (212,769)       (2,926,902)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,303,452       (3,808,445)            801,872         (803,537)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        30,163,105        21,367,597          4,112,157         4,381,285
   Net transfers (including fixed
     account).....................        60,238,116        35,972,097          7,482,169         8,341,934
   Contract charges...............       (4,030,668)       (2,855,104)          (846,113)         (712,128)
   Transfers for contract benefits
     and terminations.............      (24,282,675)      (19,044,499)        (6,120,099)       (5,777,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        62,087,878        35,440,091          4,628,114         6,233,836
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        63,391,330        31,631,646          5,429,986         5,430,299
NET ASSETS:
   Beginning of year..............       245,107,645       213,475,999         69,045,344        63,615,045
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    308,498,975  $    245,107,645   $     74,475,330  $     69,045,344
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (217,485)  $      (237,170)  $         14,083  $         21,337
   Net realized gains (losses)....         1,398,745         3,380,193           184,701           294,376
   Change in unrealized gains
     (losses) on investments......       (1,411,365)       (2,490,455)           531,674         (639,612)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (230,105)           652,568           730,458         (323,899)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           698,086           702,398           517,735           590,441
   Net transfers (including fixed
     account).....................           400,373           113,015           122,400           157,108
   Contract charges...............         (122,760)         (124,569)           (1,953)             (156)
   Transfers for contract benefits
     and terminations.............         (947,754)       (1,728,698)         (492,830)         (476,050)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            27,945       (1,037,854)           145,352           271,343
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (202,160)         (385,286)           875,810          (52,556)
NET ASSETS:
   Beginning of year..............        14,301,142        14,686,428         4,149,008         4,201,564
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,098,982  $     14,301,142  $      5,024,818  $      4,149,008
                                    ================  ================  ================  ================

                                                    MSF
                                      BLACKROCK ULTRA-SHORT TERM BOND       MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,317)  $    (6,027,107)  $    (1,111,280)  $    (1,351,696)
   Net realized gains (losses)....            57,290                --         8,350,119        14,193,562
   Change in unrealized gains
     (losses) on investments......           390,465                --       (4,923,796)      (11,177,142)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,498,562)       (6,027,107)         2,315,043         1,664,724
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,629,305        38,032,970           459,936           560,464
   Net transfers (including fixed
     account).....................         2,241,216        72,942,198       (1,795,582)         (742,070)
   Contract charges...............       (4,507,711)       (4,210,469)         (696,983)         (814,235)
   Transfers for contract benefits
     and terminations.............      (69,743,801)      (98,033,180)       (7,462,054)       (8,311,622)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (49,380,991)         8,731,519       (9,494,683)       (9,307,463)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,879,553)         2,704,412       (7,179,640)       (7,642,739)
NET ASSETS:
   Beginning of year..............       398,590,779       395,886,367        73,654,799        81,297,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    343,711,226  $    398,590,779  $     66,475,159  $     73,654,799
                                    ================  ================  ================  ================


                                            MSF JENNISON GROWTH
                                                SUB-ACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,224,509)  $   (8,255,608)
   Net realized gains (losses)....        66,596,672      100,462,145
   Change in unrealized gains
     (losses) on investments......      (68,013,517)     (47,555,352)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,641,354)       44,651,185
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,534,813        3,569,781
   Net transfers (including fixed
     account).....................       (5,166,821)     (26,498,929)
   Contract charges...............       (4,030,249)      (4,176,518)
   Transfers for contract benefits
     and terminations.............      (38,760,187)     (45,499,489)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (45,422,444)     (72,605,155)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (54,063,798)     (27,953,970)
NET ASSETS:
   Beginning of year..............       501,066,353      529,020,323
                                    ----------------  ---------------
   End of year....................  $    447,002,555  $   501,066,353
                                    ================  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                          MSF
                                      MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (213,402)  $      (234,690)  $         (3,388)  $        (3,584)
   Net realized gains (losses).....          1,253,265         1,994,940             24,565            47,572
   Change in unrealized gains
     (losses) on investments.......          1,063,527       (2,197,811)            (5,480)          (43,867)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,103,390         (437,561)             15,697               121
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            395,602           422,787                 --            17,612
   Net transfers (including fixed
     account)......................            133,951          (62,478)            (2,393)            23,125
   Contract charges................          (190,175)         (186,706)            (1,255)           (1,118)
   Transfers for contract benefits
     and terminations..............          (792,777)         (691,869)           (48,133)           (4,466)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (453,399)         (518,266)           (51,781)            35,153
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,649,991         (955,827)           (36,084)            35,274
NET ASSETS:
   Beginning of year...............         12,750,644        13,706,471            328,707           293,433
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      14,400,635  $     12,750,644  $         292,623  $        328,707
                                     =================  ================  =================  ================

                                                                                  MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,440,519)  $    (1,466,298)  $        197,982  $         48,982
   Net realized gains (losses).....         22,590,770        32,839,034         1,959,511         9,734,312
   Change in unrealized gains
     (losses) on investments.......         17,360,148      (55,970,793)         (120,230)       (7,397,341)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         38,510,399      (24,598,057)         2,037,263         2,385,953
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,644,637         1,435,147           541,256           899,458
   Net transfers (including fixed
     account)......................          1,133,610       (3,489,375)       (3,621,425)         6,674,328
   Contract charges................        (1,473,008)       (1,479,616)         (658,618)         (620,871)
   Transfers for contract benefits
     and terminations..............       (17,651,427)      (21,273,771)       (3,537,341)       (4,404,157)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,346,188)      (24,807,615)       (7,276,128)         2,548,758
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         22,164,211      (49,405,672)       (5,238,865)         4,934,711
NET ASSETS:
   Beginning of year...............        194,979,851       244,385,523        63,108,799        58,174,088
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     217,144,062  $    194,979,851  $     57,869,934  $     63,108,799
                                     =================  ================  ================  ================

                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES        MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,219,469  $        287,887  $       1,616,202  $        193,571
   Net realized gains (losses).....        34,882,524       210,355,423          2,468,000         1,389,983
   Change in unrealized gains
     (losses) on investments.......       (1,075,951)     (207,207,827)        (1,234,614)       (2,880,050)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        35,026,042         3,435,483          2,849,588       (1,296,496)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,606,124         3,414,204          4,250,508         2,053,677
   Net transfers (including fixed
     account)......................       276,900,705      (35,779,438)         39,568,195        27,590,957
   Contract charges................       (6,982,057)       (4,607,450)        (1,078,648)         (543,349)
   Transfers for contract benefits
     and terminations..............      (49,347,852)      (47,777,157)        (9,572,655)       (3,923,720)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       225,176,920      (84,749,841)         33,167,400        25,177,565
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       260,202,962      (81,314,358)         36,016,988        23,881,069
NET ASSETS:
   Beginning of year...............       527,700,755       609,015,113         65,568,612        41,687,543
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    787,903,717  $    527,700,755  $     101,585,600  $     65,568,612
                                     ================  ================  =================  ================


                                       MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      81,100,363  $   (60,476,835)
   Net realized gains (losses).....        235,969,851       270,937,811
   Change in unrealized gains
     (losses) on investments.......      (140,238,049)     (322,220,355)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        176,832,165     (111,759,379)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         19,515,378        24,369,785
   Net transfers (including fixed
     account)......................       (85,050,362)     (213,524,358)
   Contract charges................       (47,232,692)      (49,617,104)
   Transfers for contract benefits
     and terminations..............      (346,107,872)     (392,793,086)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (458,875,548)     (631,564,763)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (282,043,383)     (743,324,142)
NET ASSETS:
   Beginning of year...............      4,248,132,666     4,991,456,808
                                     -----------------  ----------------
   End of year.....................  $   3,966,089,283  $  4,248,132,666
                                     =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    101,922,722  $   (74,908,862)  $     74,843,650  $   (80,359,716)
   Net realized gains (losses)....       531,046,260       481,588,073       621,512,825       310,019,865
   Change in unrealized gains
     (losses) on investments......     (294,350,528)     (594,962,543)     (352,024,646)     (421,371,788)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       338,618,454     (188,283,332)       344,331,829     (191,711,639)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        44,053,111        51,082,227        25,414,383        38,874,727
   Net transfers (including fixed
     account).....................      (75,462,340)     (102,720,147)     (115,627,973)      (40,164,388)
   Contract charges...............      (72,256,944)      (74,049,982)      (60,722,586)      (61,430,326)
   Transfers for contract benefits
     and terminations.............     (477,632,589)     (546,730,912)     (369,144,991)     (439,432,331)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (581,298,762)     (672,418,814)     (520,081,167)     (502,152,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (242,680,308)     (860,702,146)     (175,749,338)     (693,863,957)
NET ASSETS:
   Beginning of year..............     6,667,289,010     7,527,991,156     5,814,030,390     6,507,894,347
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,424,608,702  $  6,667,289,010  $  5,638,281,052  $  5,814,030,390
                                    ================  ================  ================  ================

                                      MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (552,034)  $      (669,052)  $      1,338,523  $      (347,601)
   Net realized gains (losses)....        11,662,760        11,113,039        44,048,436        54,311,839
   Change in unrealized gains
     (losses) on investments......        11,268,443      (15,667,437)         6,384,703      (57,710,605)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,379,169       (5,223,450)        51,771,662       (3,746,367)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,058,317         5,977,751        11,055,623        11,741,788
   Net transfers (including fixed
     account).....................        13,080,377         3,888,248        30,277,877       (7,225,683)
   Contract charges...............       (1,110,917)       (1,048,036)       (4,394,187)       (4,442,697)
   Transfers for contract benefits
     and terminations.............       (8,266,622)       (9,847,097)      (47,239,994)      (53,641,340)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         7,761,155       (1,029,134)      (10,300,681)      (53,567,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        30,140,324       (6,252,584)        41,470,981      (57,314,299)
NET ASSETS:
   Beginning of year..............       121,483,288       127,735,872       553,515,934       610,830,233
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    151,623,612  $    121,483,288  $    594,986,915  $    553,515,934
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         513,233  $        419,715  $      1,355,107  $      2,273,415
   Net realized gains (losses)....          2,609,590         1,095,835        23,506,038        43,175,247
   Change in unrealized gains
     (losses) on investments......          (168,660)       (2,338,023)         5,602,006      (49,745,547)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,954,163         (822,473)        30,463,151       (4,296,885)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            749,038         1,643,867         3,785,944         4,166,108
   Net transfers (including fixed
     account).....................            316,277         1,396,264        20,770,407        17,714,601
   Contract charges...............          (294,999)         (284,691)       (2,969,258)       (2,641,500)
   Transfers for contract benefits
     and terminations.............        (4,734,648)       (5,431,228)      (17,315,565)      (20,453,721)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,964,332)       (2,675,788)         4,271,528       (1,214,512)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,010,169)       (3,498,261)        34,734,679       (5,511,397)
NET ASSETS:
   Beginning of year..............         42,319,194        45,817,455       249,890,569       255,401,966
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      41,309,025  $     42,319,194  $    284,625,248  $    249,890,569
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        940,243  $      1,740,713
   Net realized gains (losses)....         (241,323)           673,901
   Change in unrealized gains
     (losses) on investments......         (858,390)       (5,975,929)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (159,470)       (3,561,315)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,997,982         4,624,296
   Net transfers (including fixed
     account).....................         7,944,110         6,652,908
   Contract charges...............       (1,022,996)       (1,032,788)
   Transfers for contract benefits
     and terminations.............       (5,255,908)       (8,003,438)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,663,188         2,240,978
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,503,718       (1,320,337)
NET ASSETS:
   Beginning of year..............        99,902,951       101,223,288
                                    ----------------  ----------------
   End of year....................  $    104,406,669  $     99,902,951
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,743,740)  $    (2,005,253)  $      (588,763)  $      (772,570)
   Net realized gains (losses)....         4,670,391         5,492,282        10,623,295        14,703,805
   Change in unrealized gains
     (losses) on investments......        16,403,111       (4,849,556)        12,954,748      (21,801,085)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,329,762       (1,362,527)        22,989,280       (7,869,850)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,149,152         1,474,898         2,739,217         3,655,588
   Net transfers (including fixed
     account).....................       (8,416,119)       (3,545,710)       (2,241,509)         1,761,396
   Contract charges...............       (1,202,775)       (1,236,383)       (1,250,753)       (1,338,539)
   Transfers for contract benefits
     and terminations.............       (9,696,351)      (13,484,634)       (8,064,211)      (11,537,242)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,166,093)      (16,791,829)       (8,817,256)       (7,458,797)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,163,669      (18,154,356)        14,172,024      (15,328,647)
NET ASSETS:
   Beginning of year..............       131,949,869       150,104,225       129,529,499       144,858,146
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,113,538  $    131,949,869  $    143,701,523  $    129,529,499
                                    ================  ================  ================  ================

                                                    MSF                                 MSF
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,321,056)  $    (2,957,599)  $       (158,005)  $      (160,395)
   Net realized gains (losses)....        24,174,828        34,270,652          1,737,507         1,535,562
   Change in unrealized gains
     (losses) on investments......      (21,885,537)      (16,807,403)          (343,061)       (1,319,353)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,031,765)        14,505,650          1,236,441            55,814
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,465,210         4,861,358          1,135,684         1,208,773
   Net transfers (including fixed
     account).....................      (15,563,299)        65,812,017          (424,023)         1,417,304
   Contract charges...............       (2,098,114)       (1,679,181)           (65,427)          (67,963)
   Transfers for contract benefits
     and terminations.............      (16,742,262)      (17,010,364)          (709,343)         (775,788)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (28,938,465)        51,983,830           (63,109)         1,782,326
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,970,230)        66,489,480          1,173,332         1,838,140
NET ASSETS:
   Beginning of year..............       233,448,817       166,959,337         11,814,560         9,976,420
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    203,478,587  $    233,448,817  $      12,987,892  $     11,814,560
                                    ================  ================  =================  ================

                                                    MSF                    MSF WESTERN ASSET MANAGEMENT
                                     VAN ECK GLOBAL NATURAL RESOURCES      STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (817,168)  $    (1,169,677)  $       6,258,190  $          1,666
   Net realized gains (losses)....       (8,797,189)       (1,908,883)          1,831,076              (74)
   Change in unrealized gains
     (losses) on investments......        41,329,617      (29,752,057)         30,665,968           (7,019)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,715,260      (32,830,617)         38,755,234           (5,427)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           540,665           905,618          6,741,904            98,520
   Net transfers (including fixed
     account).....................      (12,765,187)        23,947,255      1,071,425,957            89,485
   Contract charges...............       (1,347,635)       (1,200,210)        (8,025,524)                --
   Transfers for contract benefits
     and terminations.............       (4,973,728)       (5,238,300)       (59,024,383)              (11)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,545,885)        18,414,363      1,011,117,954           187,994
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        13,169,375      (14,416,254)      1,049,873,188           182,567
NET ASSETS:
   Beginning of year..............        74,871,874        89,288,128            195,310            12,743
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     88,041,249  $     74,871,874  $   1,050,068,498  $        195,310
                                    ================  ================  =================  ================

                                             MSF WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016               2015
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,541,592  $       1,639,088
   Net realized gains (losses)....         (359,178)           (87,820)
   Change in unrealized gains
     (losses) on investments......       (3,071,886)        (4,546,618)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (889,472)        (2,995,350)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,839,053          4,788,989
   Net transfers (including fixed
     account).....................         3,483,398         14,987,445
   Contract charges...............       (3,417,794)        (3,201,899)
   Transfers for contract benefits
     and terminations.............      (21,968,669)       (21,366,180)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,064,012)        (4,791,645)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,953,484)        (7,786,995)
NET ASSETS:
   Beginning of year..............       268,298,667        276,085,662
                                    ----------------  -----------------
   End of year....................  $    250,345,183  $     268,298,667
                                    ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        NEUBERGER BERMAN GENESIS            OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016             2015              2016              2015
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (60)  $           (75)  $            165  $            216
   Net realized gains (losses)....            1,095             1,363             (587)             (275)
   Change in unrealized gains
     (losses) on investments......              214           (1,296)               571                29
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            1,249               (8)               149              (30)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --                --                --
   Net transfers (including fixed
     account).....................               --                --                --                --
   Contract charges...............               --                --                --                --
   Transfers for contract benefits
     and terminations.............          (1,907)           (1,783)           (1,907)             (839)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (1,907)           (1,783)           (1,907)             (839)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            (658)           (1,791)           (1,758)             (869)
NET ASSETS:
   Beginning of year..............            7,222             9,013             7,477             8,346
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $         6,564  $          7,222  $          5,719  $          7,477
                                    ===============  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                     OPPENHEIMER VA GOVERNMENT MONEY           MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016             2015               2016              2015
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (48)  $          (50)   $    (1,193,648)  $      (857,651)
   Net realized gains (losses)....                --               --          6,500,090        21,226,168
   Change in unrealized gains
     (losses) on investments......                --               --         11,237,743      (28,993,857)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (48)             (50)         16,544,185       (8,625,340)
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               --          1,327,499         2,437,344
   Net transfers (including fixed
     account).....................                --               --        (2,886,762)       (2,506,338)
   Contract charges...............                --               --        (1,283,015)       (1,313,735)
   Transfers for contract benefits
     and terminations.............             (148)            (151)        (7,757,953)       (7,209,455)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (148)            (151)       (10,600,231)       (8,592,184)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (196)            (201)          5,943,954      (17,217,524)
NET ASSETS:
   Beginning of year..............             3,592            3,793        109,248,990       126,466,514
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $          3,396  $         3,592   $    115,192,944  $    109,248,990
                                    ================  ===============   ================  ================

                                                                                    PIMCO VIT
                                       OPPENHEIMER VA MAIN STREET         COMMODITYREALRETURN STRATEGY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015             2016              2015
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (264)  $          (504)  $       (1,454)  $          1,234
   Net realized gains (losses)....            14,724            18,609          (4,882)           (4,694)
   Change in unrealized gains
     (losses) on investments......           (4,604)          (16,156)           50,041          (56,415)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             9,856             1,949           43,705          (59,875)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           82,723           279,525
   Net transfers (including fixed
     account).....................                --                --          102,751            38,967
   Contract charges...............                --                --             (55)               (3)
   Transfers for contract benefits
     and terminations.............          (12,174)           (3,470)         (14,359)          (21,699)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (12,174)           (3,470)          171,060           296,790
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............           (2,318)           (1,521)          214,765           236,915
NET ASSETS:
   Beginning of year..............           104,564           106,085          250,085            13,170
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        102,246  $        104,564  $       464,850  $        250,085
                                    ================  ================  ===============  ================


                                     PIMCO VIT EMERGING MARKETS BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         19,858  $          8,655
   Net realized gains (losses)....             (739)             1,363
   Change in unrealized gains
     (losses) on investments......            34,366          (28,200)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            53,485          (18,182)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           221,405           401,043
   Net transfers (including fixed
     account).....................          (13,170)            27,329
   Contract charges...............              (85)               (2)
   Transfers for contract benefits
     and terminations.............          (22,688)          (18,594)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           185,462           409,776
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           238,947           391,594
NET ASSETS:
   Beginning of year..............           406,796            15,202
                                    ----------------  ----------------
   End of year....................  $        645,743  $        406,796
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        PIMCO VIT UNCONSTRAINED BOND           PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            290  $           5,688  $      (573,188)  $       (582,428)
   Net realized gains (losses).....           (3,758)              (255)         4,194,006          9,032,785
   Change in unrealized gains
     (losses) on investments.......            18,128           (13,479)         5,084,247       (13,899,812)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            14,660            (8,046)         8,705,065        (5,449,455)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           195,066            236,532         1,113,121          2,033,056
   Net transfers (including fixed
     account)......................            97,472             61,782          (65,716)          (692,772)
   Contract charges................              (74)                (6)         (672,822)          (665,918)
   Transfers for contract benefits
     and terminations..............          (28,936)           (13,158)       (5,748,437)        (6,137,579)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           263,528            285,150       (5,373,854)        (5,463,213)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           278,188            277,104         3,331,211       (10,912,668)
NET ASSETS:
   Beginning of year...............           281,863              4,759        63,990,328         74,902,996
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        560,051  $         281,863  $     67,321,539  $      63,990,328
                                     ================  =================  ================  =================


                                       PIONEER VCT REAL ESTATE SHARES        T. ROWE PRICE GOVERNMENT MONEY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015               2016               2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           3,941  $          1,096  $         (5,020)  $         (4,409)
   Net realized gains (losses).....             47,420            38,298                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (40,983)          (31,282)                 --                 --
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             10,378             8,112            (5,020)            (4,409)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                621             3,056                 --                 --
   Net transfers (including fixed
     account)......................              8,221          (13,623)             92,628              2,822
   Contract charges................            (3,301)           (2,978)              (118)              (131)
   Transfers for contract benefits
     and terminations..............            (4,793)           (3,545)           (51,844)           (15,458)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                748          (17,090)             40,666           (12,767)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............             11,126           (8,978)             35,646           (17,176)
NET ASSETS:
   Beginning of year...............            240,901           249,879            497,039            514,215
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $         252,027  $        240,901  $         532,685  $         497,039
                                     =================  ================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (52,576)  $       (66,257)  $           1,032  $          (526)
   Net realized gains (losses).....           412,844         1,195,637              8,094            33,135
   Change in unrealized gains
     (losses) on investments.......         (355,528)         (416,328)            (3,274)          (36,641)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             4,740           713,052              5,852           (4,032)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           193,684           221,245             10,989            14,912
   Net transfers (including fixed
     account)......................         (301,323)         (580,009)           (11,589)          (98,531)
   Contract charges................           (1,118)           (1,330)               (96)             (109)
   Transfers for contract benefits
     and terminations..............         (562,309)         (805,724)           (39,735)         (117,510)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (671,066)       (1,165,818)           (40,431)         (201,238)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         (666,326)         (452,766)           (34,579)         (205,270)
NET ASSETS:
   Beginning of year...............         7,058,976         7,511,742            417,754           623,024
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $      6,392,650  $      7,058,976  $         383,175  $        417,754
                                     ================  ================  =================  ================

                                          TAP 1919 VARIABLE SOCIALLY
                                              RESPONSIVE BALANCED
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2016               2015
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (1,057)  $           (987)
   Net realized gains (losses).....              8,317             27,006
   Change in unrealized gains
     (losses) on investments.......            (2,565)           (33,756)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              4,695            (7,737)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              3,677                 --
   Net transfers (including fixed
     account)......................              (931)              2,550
   Contract charges................              (117)              (112)
   Transfers for contract benefits
     and terminations..............           (79,210)           (32,709)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (76,581)           (30,271)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (71,886)           (38,008)
NET ASSETS:
   Beginning of year...............            215,832            253,840
                                     -----------------  -----------------
   End of year.....................  $         143,946  $         215,832
                                     =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                UIF GLOBAL INFRASTRUCTURE        VANECK VIP LONG/SHORT EQUITY INDEX
                                                                       SUB-ACCOUNT                           SUB-ACCOUNT
                                                           ------------------------------------  -----------------------------------
                                                                  2016              2015               2016               2015
                                                           -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........................  $           3,590  $             201  $        (4,518)  $         (1,955)
   Net realized gains (losses)...........................             25,538             14,300              (92)                302
   Change in unrealized gains
     (losses) on investments.............................             25,505           (52,813)            11,722            (6,810)
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..................................             54,633           (38,312)             7,112            (8,463)
                                                           -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners................................             90,084            309,552            33,964            227,796
   Net transfers (including fixed
     account)............................................             43,465             88,579           184,712             27,028
   Contract charges......................................              (144)                (5)              (78)                (5)
   Transfers for contract benefits
     and terminations....................................           (29,784)           (22,594)          (25,761)            (2,806)
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions............................            103,621            375,532           192,837            252,013
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets....................................            158,254            337,220           199,949            243,550
NET ASSETS:
   Beginning of year.....................................            345,685              8,465           260,319             16,769
                                                           -----------------  -----------------  ----------------  -----------------
   End of year...........................................  $         503,939  $         345,685  $        460,268  $         260,319
                                                           =================  =================  ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc ("BlackRock")         Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Government Money Fund, Inc.
Ivy Variable Insurance Portfolios ("Ivy VIP")              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  The Alger Portfolios ("Alger")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")                                              VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

Alger Small Cap Growth Sub-Account                       LMPVET EnTrust Permal Alternative Select VIT
American Funds Bond Sub-Account (a)                         Sub-Account
American Funds Global Growth Sub-Account (a)             LMPVET QS Variable Conservative Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account (a)                                       LMPVET QS Variable Growth Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Variable Moderate Growth Sub-Account
American Funds Growth-Income Sub-Account (a)             LMPVIT Western Asset Variable Global High Yield
BlackRock Global Allocation V.I. Sub-Account                Bond Sub-Account (a)
Deutsche I CROCI International Sub-Account               MFS VIT Investors Trust Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT New Discovery Sub-Account
Federated Kaufman Sub-Account                            MFS VIT Research Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP Equity-Income Sub-Account                      Plus Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Balanced Allocation Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Government Money Market                     MIST American Funds Growth Sub-Account
   Sub-Account (a)                                       MIST American Funds Moderate Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST BlackRock Global Tactical Strategies
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST Clarion Global Real Estate Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Foreign VIP Sub-Account                 MIST Goldman Sachs Mid Cap Value Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. American Franchise Sub-Account              MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Comstock Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Small Cap Growth Sub-Account (a)
Invesco V.I. International Growth Sub-Account (a)        MIST JPMorgan Core Bond Sub-Account
Ivy VIP Asset Strategy Sub-Account                       MIST JPMorgan Global Active Allocation
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)                                       MIST JPMorgan Small Cap Value Sub-Account (a)
LMPVET ClearBridge Variable Appreciation Sub-            MIST Loomis Sayles Global Markets Sub-Account
   Account (a)                                           MIST Met/Aberdeen Emerging Markets Equity
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)                                       MIST Met/Artisan International Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Large Cap Value Sub-            Sub-Account
   Account                                               MIST Met/Templeton International Bond Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST Met/Wellington Large Cap Research
   Sub-Account (a)                                          Sub-Account (a)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 80 Sub-Account
MIST MetLife Multi-Index Targeted Risk Sub-Account         MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Total Return Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MFS Value Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF MSCI EAFE Index Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Neuberger Berman Genesis Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Pyramis Government Income Sub-Account                 MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pyramis Managed Risk Sub-Account                      MSF Van Eck Global Natural Resources Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              MSF Western Asset Management Strategic Bond
MIST SSGA Growth and Income ETF Sub-Account                  Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           MSF Western Asset Management U.S. Government
MIST T. Rowe Price Large Cap Value Sub-Account (a)           Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account              Neuberger Berman Genesis Sub-Account
MIST TCW Core Fixed Income Sub-Account                     Oppenheimer VA Core Bond Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Oppenheimer VA Government Money Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Oppenheimer VA Main Street Small Cap Sub-Account (a)
MSF BlackRock Bond Income Sub-Account (a)                  Oppenheimer VA Main Street Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT CommodityRealReturn Strategy
MSF BlackRock Large Cap Value Sub-Account (a)                Sub-Account
MSF BlackRock Ultra-Short Term Bond Sub-Account (a)        PIMCO VIT Emerging Markets Bond Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    PIMCO VIT Unconstrained Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Pioneer VCT Mid Cap Value Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               Pioneer VCT Real Estate Shares Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             T. Rowe Price Government Money Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account (a)              T. Rowe Price Growth Stock Sub-Account
MSF Met/Dimensional International Small Company            T. Rowe Price International Stock Sub-Account
   Sub-Account                                             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Wellington Core Equity Opportunities                 Sub-Account
   Portfolio Sub-Account (a)                               UIF Global Infrastructure Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                VanEck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 40 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2016:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                             New Name

Ivy Funds VIP Asset Strategy Fund                       Ivy VIP Asset Strategy Fund
Legg Mason Permal Alternative Select VIT Portfolio      Legg Mason EnTrust Permal Alternative Select VIT
                                                          Portfolio
(MIST) MFS Emerging Markets Equity Portfolio            (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                 (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                  (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio           (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio
Oppenheimer Money Fund/VA                               Oppenheimer Government Money Fund/VA
QS Legg Mason Variable Conservative Growth              QS Variable Conservative Growth
QS Legg Mason Variable Growth                           QS Variable Growth
QS Legg Mason Variable Moderate Growth                  QS Variable Moderate Growth
T. Rowe Price Prime Reserve Fund                        T. Rowe Price Government Money Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

TRUST NAME CHANGES:

Former Trust                                               New Trust

Ivy Funds Variable Insurance Portfolios                    Ivy Variable Insurance Portfolios
Van Eck VIP Trust                                          VanEck VIP Trust

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------  --------------    --------------
     Alger Small Cap Growth Sub-Account..........................      2,456,796        63,173,699      6,577,963          4,871,955
     American Funds Bond Sub-Account.............................     12,438,642       133,136,363      6,804,434         22,077,355
     American Funds Global Growth Sub-Account....................     11,615,924       262,921,672     28,857,996         27,296,575
     American Funds Global Small Capitalization Sub-Account......      5,399,497       107,973,198     22,348,376         10,801,545
     American Funds Growth Sub-Account...........................     10,832,254       619,686,935     70,559,887         94,097,146
     American Funds Growth-Income Sub-Account....................      8,272,690       320,752,805     49,242,887         38,099,244
     BlackRock Global Allocation V.I. Sub-Account................        193,129         2,635,899      1,072,291            115,232
     Deutsche I CROCI International Sub-Account..................      1,738,842        16,545,633      1,433,007          1,494,780
     Federated High Income Bond Sub-Account......................          4,032            28,020          1,641              1,112
     Federated Kaufman Sub-Account...............................          2,850            40,850          3,202              1,989
     Fidelity VIP Asset Manager Sub-Account......................      4,626,593        71,228,345      4,838,784          8,208,259
     Fidelity VIP Contrafund Sub-Account.........................     17,377,899       456,942,806     58,656,693         60,128,040
     Fidelity VIP Equity-Income Sub-Account......................        215,807         4,788,573        422,583          1,002,021
     Fidelity VIP FundsManager 50% Sub-Account...................    373,684,972     4,395,666,480    261,620,359        253,283,024
     Fidelity VIP FundsManager 60% Sub-Account...................    287,724,437     2,872,182,935    162,357,033        680,072,130
     Fidelity VIP Government Money Market Sub-Account............     18,955,238        18,955,238     51,494,589         82,193,377
     Fidelity VIP Growth Sub-Account.............................      2,436,867        98,051,625     14,963,874         17,361,060
     Fidelity VIP Index 500 Sub-Account..........................        272,217        36,183,611        945,360          7,094,344
     Fidelity VIP Mid Cap Sub-Account............................     12,403,732       367,633,569     27,516,622         38,014,853
     Fidelity VIP Overseas Sub-Account...........................        215,164         3,940,559        218,367            704,463
     FTVIPT Franklin Income VIP Sub-Account......................     16,916,465       254,420,748     15,381,514         29,116,738
     FTVIPT Franklin Mutual Shares VIP Sub-Account...............      6,718,384       119,365,184     15,751,499         15,262,749
     FTVIPT Franklin Small Cap Value VIP Sub-Account.............      6,625,570       111,808,329     20,623,812         16,071,233
     FTVIPT Templeton Foreign VIP Sub-Account....................      5,033,419        74,367,154      4,997,282          4,826,011
     FTVIPT Templeton Global Bond VIP Sub-Account................     13,159,407       240,672,163      3,518,168         17,976,356
     Invesco V.I. American Franchise Sub-Account.................            233            12,941          1,104              2,661
     Invesco V.I. Core Equity Sub-Account........................          4,951           134,590         15,266             18,792
     Invesco V.I. Equity and Income Sub-Account..................     37,006,200       539,721,067     36,881,555         58,085,911
     Invesco V.I. Growth and Income Sub-Account..................             48               882            204              5,854
     Invesco V.I. International Growth Sub-Account...............      7,516,905       206,137,475      7,528,602         15,449,019
     Ivy VIP Asset Strategy Sub-Account..........................         28,992           273,197         85,975            160,703
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     11,706,369       230,261,767     27,776,002         21,432,482
     LMPVET ClearBridge Variable Appreciation Sub-Account........     11,059,432       290,010,740     19,387,803         36,439,467
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account...............................................     11,781,761       138,318,713      8,395,258         17,673,700
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................        152,863         2,816,377        309,162            956,231
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        441,049         7,633,059      1,610,617          1,214,094
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account...............................................      4,827,188        86,042,224      8,986,670          9,704,307
     LMPVET EnTrust Permal Alternative Select VIT Sub-Account....      1,419,672        13,900,602      3,910,128            888,987
     LMPVET QS Variable Conservative Growth Sub-Account..........      2,631,161        33,379,176      2,339,338          3,537,306
     LMPVET QS Variable Growth Sub-Account.......................      5,761,050        71,928,286      5,588,402          7,844,693
     LMPVET QS Variable Moderate Growth Sub-Account..............         63,218           731,035         82,196            477,640
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     12,401,443        98,990,048      6,558,717         12,627,828
     MFS VIT Investors Trust Sub-Account.........................            346             7,089          1,032                766
     MFS VIT New Discovery Sub-Account...........................          2,548            39,303          1,788              1,564
     MFS VIT Research Sub-Account................................            831            15,733          2,272              6,075
     MIST AB Global Dynamic Allocation Sub-Account...............    280,453,035     2,848,230,902    115,852,410        206,209,326
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................      7,845,828        82,620,751     24,925,892          5,140,410
     MIST American Funds Balanced Allocation Sub-Account.........    325,342,426     2,968,113,516    331,327,884        218,430,765
     MIST American Funds Growth Allocation Sub-Account...........    190,709,393     1,628,589,301    218,187,604        164,327,573
     MIST American Funds Growth Sub-Account......................     66,617,368       598,329,860    181,819,491         64,059,085

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST American Funds Moderate Allocation Sub-Account........    164,303,088    1,529,574,235       158,471,894       109,383,755
     MIST AQR Global Risk Balanced Sub-Account..................    262,668,236    2,765,863,794         2,164,816       247,827,110
     MIST BlackRock Global Tactical Strategies Sub-Account......    512,743,473    5,046,756,822       494,520,779       354,448,753
     MIST BlackRock High Yield Sub-Account......................     30,515,245      244,357,248        45,012,414        38,266,498
     MIST Clarion Global Real Estate Sub-Account................     22,727,707      259,394,904        13,115,641        35,681,834
     MIST ClearBridge Aggressive Growth Sub-Account.............     30,217,101      308,134,767        14,121,155        74,642,958
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     11,784,987      153,582,417        13,315,817        21,564,402
     MIST Harris Oakmark International Sub-Account..............     44,561,210      622,585,499        66,481,585        81,006,063
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     91,855,309      945,784,258       109,305,221        34,298,485
     MIST Invesco Comstock Sub-Account..........................     50,919,996      603,184,711        83,413,478        82,898,354
     MIST Invesco Mid Cap Value Sub-Account.....................     14,229,187      238,657,726        22,568,185        21,982,365
     MIST Invesco Small Cap Growth Sub-Account..................     22,903,644      319,645,202        63,846,091        37,659,196
     MIST JPMorgan Core Bond Sub-Account........................     33,249,505      348,065,952        31,632,610        31,002,671
     MIST JPMorgan Global Active Allocation Sub-Account.........     95,091,895    1,036,542,448       110,306,678        59,105,280
     MIST JPMorgan Small Cap Value Sub-Account..................      1,457,792       20,665,955         2,753,028         4,043,412
     MIST Loomis Sayles Global Markets Sub-Account..............      9,980,695      120,925,093        12,483,848        24,940,821
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account......     41,552,845      399,385,513        17,944,789        52,000,922
     MIST Met/Artisan International Sub-Account.................         27,051          255,021           157,633            27,238
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,300,083       64,969,205        11,974,056        14,242,774
     MIST Met/Franklin Low Duration Total Return Sub-Account....     15,148,901      149,960,611        16,144,802        29,377,317
     MIST Met/Templeton International Bond Sub-Account..........      3,969,218       45,231,900         2,802,239         5,831,645
     MIST Met/Wellington Large Cap Research Sub-Account.........      1,121,930       11,602,511         1,861,193         2,038,058
     MIST MetLife Asset Allocation 100 Sub-Account..............     48,209,256      513,855,028        87,908,590        69,298,638
     MIST MetLife Balanced Plus Sub-Account.....................    643,617,526    6,612,811,145       376,103,285       384,879,272
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     70,808,286      820,793,066       202,238,597        11,945,069
     MIST MetLife Small Cap Value Sub-Account...................     16,880,775      237,467,921        12,243,095        39,954,957
     MIST MFS Research International Sub-Account................     24,633,181      266,411,114         9,075,051        25,631,608
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,515,126      158,444,966        10,059,347        11,649,094
     MIST Oppenheimer Global Equity Sub-Account.................      3,115,819       54,816,464         5,063,679         6,985,212
     MIST PanAgora Global Diversified Risk Sub-Account..........      9,957,177      106,600,781        87,119,950         3,162,552
     MIST PIMCO Inflation Protected Bond Sub-Account............     64,268,822      698,511,680        29,473,060        71,814,532
     MIST PIMCO Total Return Sub-Account........................    129,999,716    1,527,891,817        90,458,506       207,465,551
     MIST Pyramis Government Income Sub-Account.................     61,727,511      662,971,826       124,647,847       121,581,438
     MIST Pyramis Managed Risk Sub-Account......................     37,170,729      409,151,110        68,213,077        18,348,064
     MIST Schroders Global Multi-Asset Sub-Account..............     49,863,988      548,494,125        34,990,186        36,019,650
     MIST SSGA Growth and Income ETF Sub-Account................    117,095,315    1,279,955,999       109,068,518       135,429,135
     MIST SSGA Growth ETF Sub-Account...........................     41,228,656      434,178,776        49,298,276        52,674,436
     MIST T. Rowe Price Large Cap Value Sub-Account.............     22,228,945      608,276,213       122,557,842        94,222,108
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     47,808,268      428,010,322        77,854,535        56,978,499
     MIST TCW Core Fixed Income Sub-Account.....................         29,018          294,488           251,580            30,387
     MSF Baillie Gifford International Stock Sub-Account........     22,405,903      210,245,883         9,328,121        29,896,178
     MSF Barclays Aggregate Bond Index Sub-Account..............     29,061,735      316,592,048       133,499,165        67,474,824
     MSF BlackRock Bond Income Sub-Account......................        711,437       76,010,724        14,486,523         8,836,643
     MSF BlackRock Capital Appreciation Sub-Account.............        425,229       12,720,185         3,122,060         2,102,165
     MSF BlackRock Large Cap Value Sub-Account..................        557,905        5,327,354         1,499,522           998,739
     MSF BlackRock Ultra-Short Term Bond Sub-Account............      3,432,973      343,320,994       111,962,097       167,282,118
     MSF Frontier Mid Cap Growth Sub-Account....................      2,323,497       69,312,099        10,470,119        12,292,045
     MSF Jennison Growth Sub-Account............................     34,218,505      417,661,860        68,768,026        60,374,364
     MSF Loomis Sayles Small Cap Core Sub-Account...............         55,640       12,945,703         2,219,309         1,677,355
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         25,101          331,161            58,172            76,752
     MSF Met/Artisan Mid Cap Value Sub-Account..................        969,986      208,108,379        34,664,712        29,511,409
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,629,606       64,316,471         8,276,107        11,699,587
     MSF Met/Wellington Core Equity Opportunities Sub-Account...     27,715,689      792,039,442       352,851,798        90,971,353
     MSF MetLife Asset Allocation 20 Sub-Account................      9,583,557      105,042,401        64,937,630        26,876,511
     MSF MetLife Asset Allocation 40 Sub-Account................    352,541,279    4,246,055,991       413,736,292       523,668,476

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF MetLife Asset Allocation 60 Sub-Account................    549,581,592    6,980,035,677      801,265,071       693,802,078
     MSF MetLife Asset Allocation 80 Sub-Account................    440,490,712    6,086,147,894      834,684,145       611,810,683
     MSF MetLife Mid Cap Stock Index Sub-Account................      8,150,214      124,168,072       30,133,397        13,087,586
     MSF MetLife Stock Index Sub-Account........................     13,334,507      450,993,943       92,040,350        75,750,138
     MSF MFS Total Return Sub-Account...........................        244,194       36,060,015        4,874,299         6,564,791
     MSF MFS Value Sub-Account..................................     18,754,823      277,713,381       65,869,833        36,332,133
     MSF MSCI EAFE Index Sub-Account............................      8,920,237      105,829,002       13,269,783         7,666,355
     MSF Neuberger Berman Genesis Sub-Account...................      6,321,445       91,480,088        1,897,267        21,807,139
     MSF Russell 2000 Index Sub-Account.........................      7,275,403      112,103,208       20,787,002        22,877,557
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,251,651      213,583,436       44,160,650        50,620,337
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        631,051       11,405,332        3,919,113         2,531,983
     MSF Van Eck Global Natural Resources Sub-Account...........      8,159,529      100,937,138       10,419,896        29,782,968
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................     78,622,647    1,019,409,839    1,118,674,941       101,298,513
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     21,428,850      257,312,695       22,564,201        37,086,534
     Neuberger Berman Genesis Sub-Account.......................            110            4,519              478             1,975
     Oppenheimer VA Core Bond Sub-Account.......................            746            7,461              270             2,017
     Oppenheimer VA Government Money Sub-Account................          3,398            3,398                4               207
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,850,146       86,060,279        5,006,480        12,613,994
     Oppenheimer VA Main Street Sub-Account.....................          3,599           82,745           13,678            13,614
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         59,373          473,006          223,492            53,872
     PIMCO VIT Emerging Markets Bond Sub-Account................         51,334          639,536          277,626            72,308
     PIMCO VIT Unconstrained Bond Sub-Account...................         54,857          555,442          364,242           100,416
     Pioneer VCT Mid Cap Value Sub-Account......................      3,319,607       60,596,202        5,435,468         7,405,385
     Pioneer VCT Real Estate Shares Sub-Account.................         15,371          249,677           76,996            28,969
     T. Rowe Price Government Money Sub-Account.................        532,685          532,685          209,662           174,016
     T. Rowe Price Growth Stock Sub-Account.....................        120,050        4,446,309          354,539           944,305
     T. Rowe Price International Stock Sub-Account..............         25,061          358,457           17,896            53,599
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          5,553          145,357           15,520            84,171
     UIF Global Infrastructure Sub-Account......................         67,290          531,268          196,924            61,856
     VanEck VIP Long/Short Equity Index Sub-Account.............         18,613          455,301          254,079            65,765

This page is intentionally left blank.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
Units issued and transferred
   from other funding options....          80,179          111,356          772,477         957,597          522,007         545,519
Units redeemed and transferred to
   other funding options.........       (388,533)        (573,381)      (1,639,113)     (1,131,437)      (1,022,066)     (1,258,668)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2016            2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,123,694       3,297,014        3,075,557        3,527,704
Units issued and transferred
   from other funding options....          272,900         395,266           75,722           54,060
Units redeemed and transferred to
   other funding options.........        (456,718)       (568,586)        (409,695)        (506,207)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,939,876       3,123,694        2,741,584        3,075,557
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2016             2015
                                   --------------  ---------------

Units beginning of year..........       2,179,793        2,378,568
Units issued and transferred
   from other funding options....         286,066          137,901
Units redeemed and transferred to
   other funding options.........       (302,222)        (336,676)
                                   --------------  ---------------
Units end of year................       2,163,637        2,179,793
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           77,369              402         1,563,760        1,732,959
Units issued and transferred
   from other funding options....           60,040           92,990            71,496           95,371
Units redeemed and transferred to
   other funding options.........         (13,474)         (16,023)         (218,351)        (264,570)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          123,935           77,369         1,416,905        1,563,760
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,503            2,534            5,491            5,676
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (68)             (31)            (160)            (185)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,435            2,503            5,331            5,491
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        4,920,853        5,426,360       21,653,047       20,382,633
Units issued and transferred
   from other funding options....          136,470          153,576        2,319,348        3,996,402
Units redeemed and transferred to
   other funding options.........        (563,948)        (659,083)      (2,712,917)      (2,725,988)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,493,375        4,920,853       21,259,478       21,653,047
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          280,187          303,711      340,402,591      268,426,412
Units issued and transferred
   from other funding options....            1,199              911       16,507,550       83,556,244
Units redeemed and transferred to
   other funding options.........         (51,205)         (24,435)     (17,347,681)     (11,580,065)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          230,181          280,187      339,562,460      340,402,591
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      299,646,067      319,425,019       5,764,747        5,894,288
Units issued and transferred
   from other funding options....          391,758          457,348      17,447,762      107,299,143
Units redeemed and transferred to
   other funding options.........     (49,048,117)     (20,236,300)    (20,453,584)    (107,428,684)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      250,989,708      299,646,067       2,758,925        5,764,747
                                   ===============  ===============  ==============  ===============



                                          FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,842,558        7,538,876        2,464,560        2,778,454
Units issued and transferred
   from other funding options....          160,970          221,157           19,180           11,728
Units redeemed and transferred to
   other funding options.........        (824,248)        (917,475)        (261,640)        (325,622)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,179,280        6,842,558        2,222,100        2,464,560
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        6,898,177        7,445,624          376,022         411,275
Units issued and transferred
   from other funding options....          397,383          425,914           17,936          16,903
Units redeemed and transferred to
   other funding options.........        (913,445)        (973,361)         (60,807)        (52,156)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,382,115        6,898,177          333,151         376,022
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,415,184        4,717,186        4,536,450        5,080,687
Units issued and transferred
   from other funding options....         263,011          429,783          273,842          225,032
Units redeemed and transferred to
   other funding options.........       (646,352)        (731,785)        (645,310)        (769,269)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,031,843        4,415,184        4,164,982        4,536,450
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       8,783,442        9,145,054        2,282,942        2,354,783
Units issued and transferred
   from other funding options....         669,468          842,504          229,599          310,306
Units redeemed and transferred to
   other funding options.........     (1,574,210)      (1,204,116)        (266,760)        (382,147)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       7,878,700        8,783,442        2,245,781        2,282,942
                                   ==============  ===============  ===============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016              2015
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        11,945,145       12,667,617             1,825            1,911
Units issued and transferred
   from other funding options....         1,038,847        1,072,638                --              277
Units redeemed and transferred to
   other funding options.........       (1,680,437)      (1,795,110)             (311)            (363)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,303,555       11,945,145             1,514            1,825
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2016              2015             2016              2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           27,589            34,703       28,966,281        30,622,887
Units issued and transferred
   from other funding options....              391               222        1,842,325         2,239,714
Units redeemed and transferred to
   other funding options.........          (2,630)           (7,336)      (3,784,321)       (3,896,320)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           25,350            27,589       27,024,285        28,966,281
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2016              2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              654               665        8,534,492         8,820,511
Units issued and transferred
   from other funding options....                6             4,318          703,865           732,708
Units redeemed and transferred to
   other funding options.........            (573)           (4,329)        (945,107)       (1,018,727)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................               87               654        8,293,250         8,534,492
                                   ===============  ================  ===============  ================

                                                                           LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........           20,900            2,575      11,091,987       11,333,726
Units issued and transferred
   from other funding options....            5,793           18,664       1,508,549        1,598,334
Units redeemed and transferred to
   other funding options.........         (10,870)            (339)     (1,668,238)      (1,840,073)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................           15,823           20,900      10,932,298       11,091,987
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION           VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016            2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,746,928        8,268,721        9,391,848        9,796,222
Units issued and transferred
   from other funding options....          915,561          641,450          876,420          936,597
Units redeemed and transferred to
   other funding options.........      (1,047,423)      (1,163,243)      (1,361,334)      (1,340,971)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,615,066        7,746,928        8,906,934        9,391,848
                                   ===============  ===============  ===============  ===============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          156,000         200,379          333,277          369,225
Units issued and transferred
   from other funding options....            2,195           6,846           63,190           61,713
Units redeemed and transferred to
   other funding options.........         (36,762)        (51,225)         (53,744)         (97,661)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          121,433         156,000          342,723          333,277
                                   ===============  ==============  ===============  ===============

                                         LMPVET CLEARBRIDGE              LMPVET ENTRUST PERMAL                  LMPVET QS
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015             2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        3,817,761       4,105,606        1,078,857          64,025        1,731,301       1,866,299
Units issued and transferred
   from other funding options....          552,112         409,903          547,861       1,126,041           99,760         197,334
Units redeemed and transferred to
   other funding options.........        (599,641)       (697,748)        (198,029)       (111,209)        (173,182)       (332,332)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        3,770,232       3,817,761        1,428,689       1,078,857        1,657,879       1,731,301
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                              LMPVET QS                        LMPVET QS             LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH         GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016            2015             2016            2015             2016            2015
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,234,141        4,529,329          67,619           98,417       4,003,585       4,320,147
Units issued and transferred
   from other funding options....         150,989          198,570           2,836              697         230,145         404,813
Units redeemed and transferred to
   other funding options.........       (421,873)        (493,758)        (24,517)         (31,495)       (665,773)       (721,375)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,963,257        4,234,141          45,938           67,619       3,567,957       4,003,585
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,112            1,191            3,178            3,178
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)             (79)             (76)               --
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,033            1,112            3,102            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,091            3,115      263,678,991     275,344,937
Units issued and transferred
   from other funding options....               --               --       19,318,402      20,797,979
Units redeemed and transferred to
   other funding options.........            (714)             (24)     (30,036,887)    (32,463,925)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            2,377            3,091      252,960,506     263,678,991
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      59,800,997       18,219,524      246,263,553      264,143,945
Units issued and transferred
   from other funding options....      33,904,838       46,238,996       15,335,939       12,343,569
Units redeemed and transferred to
   other funding options.........    (14,269,519)      (4,657,523)     (27,228,489)     (30,223,961)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      79,436,316       59,800,997      234,371,003      246,263,553
                                   ==============  ===============  ===============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      137,469,623     142,940,560       77,730,599       71,860,704
Units issued and transferred
   from other funding options....        8,565,324      10,181,343       12,677,891       19,365,787
Units redeemed and transferred to
   other funding options.........     (17,517,477)    (15,652,280)     (12,979,518)     (13,495,892)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      128,517,470     137,469,623       77,428,972       77,730,599
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     126,162,585      137,310,606      241,508,750     265,908,083
Units issued and transferred
   from other funding options....       9,031,479        5,116,512       10,345,425      17,722,524
Units redeemed and transferred to
   other funding options.........    (13,878,679)     (16,264,533)     (30,489,959)    (42,121,857)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     121,315,385      126,162,585      221,364,216     241,508,750
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      445,213,023      463,962,556       9,031,674        9,596,910
Units issued and transferred
   from other funding options....       23,672,589       30,759,555       2,059,900        2,244,487
Units redeemed and transferred to
   other funding options.........     (47,711,278)     (49,509,088)     (2,231,500)      (2,809,723)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      421,174,334      445,213,023       8,860,074        9,031,674
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       15,477,002       17,245,897        35,697,833      38,472,258
Units issued and transferred
   from other funding options....        1,636,352        2,066,679         4,081,680       7,454,895
Units redeemed and transferred to
   other funding options.........      (2,899,353)      (3,835,574)       (8,063,231)    (10,229,320)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       14,214,001       15,477,002        31,716,282      35,697,833
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        6,513,771        7,477,599       25,339,005      26,551,192
Units issued and transferred
   from other funding options....          550,368          909,368        3,176,397       3,949,293
Units redeemed and transferred to
   other funding options.........      (1,348,683)      (1,873,196)      (5,507,833)     (5,161,480)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,715,456        6,513,771       23,007,569      25,339,005
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      749,414,346      758,894,714       39,951,458      43,175,673
Units issued and transferred
   from other funding options....      178,177,883      110,674,691        3,419,052       3,588,670
Units redeemed and transferred to
   other funding options.........    (109,515,300)    (120,155,059)      (6,626,750)     (6,812,885)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      818,076,929      749,414,346       36,743,760      39,951,458
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
Units issued and transferred
   from other funding options....       1,000,977        1,471,034       1,540,952        2,126,130       5,804,842        5,583,982
Units redeemed and transferred to
   other funding options.........     (1,241,132)      (1,090,525)     (2,409,263)      (2,412,545)     (6,142,083)      (6,586,714)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,068,224        7,308,379      10,669,549       11,537,860      31,064,359       31,401,600
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
Units issued and transferred
   from other funding options....     155,414,383      183,798,458          78,756           82,373         976,077        1,293,487
Units redeemed and transferred to
   other funding options.........   (136,235,268)    (102,144,907)       (225,007)        (212,764)     (2,000,250)      (2,208,091)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     848,098,850      828,919,735       1,141,302        1,287,553       8,505,955        9,530,128
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                           MIST MET/ABERDEEN
                                        EMERGING MARKETS EQUITY      MIST MET/ARTISAN INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016           2015 (a)
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       42,624,617       42,182,331           12,794              --
Units issued and transferred
   from other funding options....        5,229,977        7,953,715           17,546          13,794
Units redeemed and transferred to
   other funding options.........      (8,502,620)      (7,511,429)          (2,855)         (1,000)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       39,351,974       42,624,617           27,485          12,794
                                   ===============  ===============  ===============  ==============


                                         MIST MET/EATON VANCE               MIST MET/FRANKLIN
                                             FLOATING RATE              LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        5,985,329        6,743,439       16,246,958      17,421,682
Units issued and transferred
   from other funding options....        1,371,315        1,401,318        3,444,662       5,572,005
Units redeemed and transferred to
   other funding options.........      (1,724,034)      (2,159,428)      (5,010,731)     (6,746,729)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,632,610        5,985,329       14,680,889      16,246,958
                                   ===============  ===============  ===============  ==============


                                          MIST MET/TEMPLETON               MIST MET/WELLINGTON
                                          INTERNATIONAL BOND               LARGE CAP RESEARCH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        3,361,116        3,537,497        1,013,512       1,151,671
Units issued and transferred
   from other funding options....          486,091          523,212           43,104          57,769
Units redeemed and transferred to
   other funding options.........        (693,904)        (699,593)        (125,479)       (195,928)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,153,303        3,361,116          931,137       1,013,512
                                   ===============  ===============  ===============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                             MIST METLIFE
                                         ASSET ALLOCATION 100          MIST METLIFE BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       37,143,227       39,915,870      552,214,291     569,859,186
Units issued and transferred
   from other funding options....        1,378,487        1,828,840       46,998,673      52,530,370
Units redeemed and transferred to
   other funding options.........      (4,983,406)      (4,601,483)     (62,306,567)    (70,175,265)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       33,538,308       37,143,227      536,906,397     552,214,291
                                   ===============  ===============  ===============  ==============


                                       MIST METLIFE MULTI-INDEX
                                             TARGETED RISK            MIST METLIFE SMALL CAP VALUE
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      435,062,012      281,516,918       10,725,811      12,299,087
Units issued and transferred
   from other funding options....      213,057,814      195,537,842          854,348         696,285
Units redeemed and transferred to
   other funding options.........     (64,211,078)     (41,992,748)      (2,217,697)     (2,269,561)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      583,908,748      435,062,012        9,362,462      10,725,811
                                   ===============  ===============  ===============  ==============


                                               MIST MFS                    MIST MORGAN STANLEY
                                        RESEARCH INTERNATIONAL               MID CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       18,156,340       18,585,662       12,648,258      12,928,550
Units issued and transferred
   from other funding options....        1,542,675        2,420,616        1,794,662       1,292,590
Units redeemed and transferred to
   other funding options.........      (2,742,573)      (2,849,938)      (1,672,384)     (1,572,882)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       16,956,442       18,156,340       12,770,536      12,648,258
                                   ===============  ===============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015            2016             2015            2016             2015
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........        2,520,098       2,866,078       21,772,279       9,788,108      46,098,333       50,751,209
Units issued and transferred
   from other funding options....          236,785         127,425       90,776,007      15,578,995       5,877,834        5,226,296
Units redeemed and transferred to
   other funding options.........        (423,676)       (473,405)     (16,761,139)     (3,594,824)     (8,227,044)      (9,879,172)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................        2,333,207       2,520,098       95,787,147      21,772,279      43,749,123       46,098,333
                                   ===============  ==============  ===============  ==============  ==============  ===============


                                                                            MIST PYRAMIS
                                       MIST PIMCO TOTAL RETURN            GOVERNMENT INCOME            MIST PYRAMIS MANAGED RISK
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016            2015            2016             2015
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      91,772,688     103,504,587       60,149,269      62,286,953       31,417,980      14,204,266
Units issued and transferred
   from other funding options....      10,440,405      11,840,703       18,530,743      17,467,934       10,679,496      21,363,188
Units redeemed and transferred to
   other funding options.........    (18,167,160)    (23,572,602)     (18,704,998)    (19,605,618)      (5,933,225)     (4,149,474)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      84,045,933      91,772,688       59,975,014      60,149,269       36,164,251      31,417,980
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                           MIST SCHRODERS                      MIST SSGA
                                         GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016            2015             2016            2015             2016            2015
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     467,251,015      400,460,215      93,774,991      101,616,119      32,991,663      34,092,389
Units issued and transferred
   from other funding options....      58,310,305      125,494,383       3,654,848        4,020,856       2,024,267       3,610,428
Units redeemed and transferred to
   other funding options.........    (66,560,148)     (58,703,583)    (11,480,095)     (11,861,984)     (4,503,224)     (4,711,154)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     459,001,172      467,251,015      85,949,744       93,774,991      30,512,706      32,991,663
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                  MIST TCW CORE
                                           LARGE CAP VALUE                  MID CAP GROWTH                    FIXED INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015             2016            2015             2016          2015 (b)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,150,155      13,521,347       27,786,712      32,310,271            7,421              --
Units issued and transferred
   from other funding options....        1,028,927       1,142,766        2,545,274       3,078,951           25,027           7,607
Units redeemed and transferred to
   other funding options.........      (2,097,012)     (2,513,958)      (5,011,943)     (7,602,510)          (3,018)           (186)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       11,082,070      12,150,155       25,320,043      27,786,712           29,430           7,421
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MSF BAILLIE GIFFORD                 MSF BARCLAYS
                                          INTERNATIONAL STOCK             AGGREGATE BOND INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       24,846,295       27,573,117       18,032,558      16,099,701
Units issued and transferred
   from other funding options....        2,167,017        2,341,820       11,999,341       6,472,916
Units redeemed and transferred to
   other funding options.........      (4,208,496)      (5,068,642)      (8,425,458)     (4,540,059)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,804,816       24,846,295       21,606,441      18,032,558
                                   ===============  ===============  ===============  ==============


                                             MSF BLACKROCK                    MSF BLACKROCK
                                              BOND INCOME                 CAPITAL APPRECIATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  ------------------------------
                                         2016            2015             2016            2015
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........        1,196,294        1,105,752         579,182         639,908
Units issued and transferred
   from other funding options....          289,844          302,840          93,393          70,075
Units redeemed and transferred to
   other funding options.........        (216,789)        (212,298)        (87,808)       (130,801)
                                   ---------------  ---------------  --------------  --------------
Units end of year................        1,269,349        1,196,294         584,767         579,182
                                   ===============  ===============  ==============  ==============


                                             MSF BLACKROCK                    MSF BLACKROCK
                                            LARGE CAP VALUE               ULTRA-SHORT TERM BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........          245,613          229,967       39,040,662      39,068,482
Units issued and transferred
   from other funding options....           77,920           67,694       22,705,149      27,939,873
Units redeemed and transferred to
   other funding options.........         (68,703)         (52,048)     (27,830,740)    (27,967,693)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................          254,830          245,613       33,915,071      39,040,662
                                   ===============  ===============  ===============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       3,809,398        4,248,372      23,988,437       27,528,387         250,951          261,060
Units issued and transferred
   from other funding options....         314,123          926,646       2,192,365        2,170,102          29,461           23,649
Units redeemed and transferred to
   other funding options.........       (805,895)      (1,365,620)     (4,424,040)      (5,710,052)        (38,665)         (33,758)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,317,626        3,809,398      21,756,762       23,988,437         241,747          250,951
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                          MSF LOOMIS SAYLES                 MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                          SMALL CAP GROWTH                   MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........          18,203           16,302      10,052,598       11,205,267       3,198,853        3,070,324
Units issued and transferred
   from other funding options....           1,246            2,801       1,328,066          798,484         449,612          831,227
Units redeemed and transferred to
   other funding options.........         (4,021)            (900)     (2,104,725)      (1,951,153)       (833,482)        (702,698)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................          15,428           18,203       9,275,939       10,052,598       2,814,983        3,198,853
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                          MSF MET/WELLINGTON                   MSF METLIFE
                                       CORE EQUITY OPPORTUNITIES           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       26,356,637       30,718,018        4,782,874        2,973,577
Units issued and transferred
   from other funding options....        8,235,123        1,037,897        5,207,792        3,666,154
Units redeemed and transferred to
   other funding options.........      (4,926,115)      (5,399,278)      (2,798,512)      (1,856,857)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       29,665,645       26,356,637        7,192,154        4,782,874
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      297,958,878      341,017,115      446,107,386      489,838,225
Units issued and transferred
   from other funding options....        6,249,604        6,819,800       12,125,390       15,596,548
Units redeemed and transferred to
   other funding options.........     (37,857,212)     (49,878,037)     (50,681,240)     (59,327,387)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      266,351,270      297,958,878      407,551,536      446,107,386
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 80              MID CAP STOCK INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      388,323,652      420,572,925        5,111,469        5,178,461
Units issued and transferred
   from other funding options....        7,664,067       11,840,482        1,293,546          988,386
Units redeemed and transferred to
   other funding options.........     (42,177,168)     (44,089,755)      (1,066,476)      (1,055,378)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      353,810,551      388,323,652        5,338,539        5,111,469
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2016            2015            2016            2015            2016            2015
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      25,649,785      28,264,874         710,775         756,067      10,866,190      10,916,908
Units issued and transferred
   from other funding options......       5,242,838       4,504,075          45,755          82,475       2,869,961       2,504,720
Units redeemed and transferred to
   other funding options...........     (5,673,804)     (7,119,164)       (111,137)       (127,767)     (2,720,554)     (2,555,438)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      25,218,819      25,649,785         645,393         710,775      11,015,597      10,866,190
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,770,551       8,697,532       6,339,117       7,109,782       5,516,806       5,807,014
Units issued and transferred
   from other funding options......        1,618,760       2,367,341         394,983         596,532       1,136,668       1,423,551
Units redeemed and transferred to
   other funding options...........      (1,204,121)     (2,294,322)     (1,263,301)     (1,367,197)     (1,521,548)     (1,713,759)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        9,185,190       8,770,551       5,470,799       6,339,117       5,131,926       5,516,806
                                     ===============  ==============  ==============  ==============  ==============  ==============

                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       19,853,858       15,015,374         373,434          321,073
Units issued and transferred
   from other funding options....        4,964,805       10,061,304          86,909          125,375
Units redeemed and transferred to
   other funding options.........      (7,815,594)      (5,222,820)        (86,424)         (73,014)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,003,069       19,853,858         373,919          373,434
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES        STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        8,336,502        6,586,665           6,545              398
Units issued and transferred
   from other funding options....        1,877,875        3,338,775      37,011,107            6,964
Units redeemed and transferred to
   other funding options.........      (3,289,485)      (1,588,938)     (4,165,558)            (817)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,924,892        8,336,502      32,852,094            6,545
                                   ===============  ===============  ==============  ===============


                                    MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       15,069,560      15,346,536             317              393
Units issued and transferred
   from other funding options....        2,544,781       2,489,463              --               75
Units redeemed and transferred to
   other funding options.........      (3,487,731)     (2,766,439)            (71)            (151)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       14,126,610      15,069,560             246              317
                                   ===============  ==============  ==============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                                                             OPPENHEIMER VA                  OPPENHEIMER VA
                                        OPPENHEIMER VA CORE BOND            GOVERNMENT MONEY              MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2016            2015             2016            2015            2016            2015
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............           1,226           1,362              668             696       4,053,883       4,346,502
Units issued and transferred
   from other funding options......              --              --               --              --         221,945         290,602
Units redeemed and transferred to
   other funding options...........           (305)           (136)             (28)            (28)       (591,746)       (583,221)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................             921           1,226              640             668       3,684,082       4,053,883
                                     ==============  ==============  ===============  ==============  ==============  ==============


                                                                                PIMCO VIT
                                                                           COMMODITYREALRETURN                   PIMCO VIT
                                       OPPENHEIMER VA MAIN STREET               STRATEGY                   EMERGING MARKETS BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2016            2015             2016            2015            2016            2015
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          12,936          13,372           39,333           1,515          44,282           1,592
Units issued and transferred
   from other funding options......              --             575           34,303          42,876          31,172          46,798
Units redeemed and transferred to
   other funding options...........         (1,444)         (1,011)          (8,999)         (5,058)        (12,465)         (4,108)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          11,492          12,936           64,637          39,333          62,989          44,282
                                     ==============  ==============  ===============  ==============  ==============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           29,245             478        1,461,366        1,581,277
Units issued and transferred
   from other funding options....           38,838          30,612          102,546          123,362
Units redeemed and transferred to
   other funding options.........         (11,660)         (1,845)        (221,594)        (243,273)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           56,423          29,245        1,342,318        1,461,366
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016            2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,230            8,772           28,754           29,487
Units issued and transferred
   from other funding options....              922              881           12,932           26,424
Units redeemed and transferred to
   other funding options.........            (884)          (1,423)         (10,600)         (27,157)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,268            8,230           31,086           28,754
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           44,692           52,254            27,270           39,998
Units issued and transferred
   from other funding options....            2,085            5,247               898            8,179
Units redeemed and transferred to
   other funding options.........          (6,510)         (12,809)           (3,498)         (20,907)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           40,267           44,692            24,670           27,270
                                   ===============  ===============   ===============  ===============

                                          TAP 1919 VARIABLE
                                    SOCIALLY RESPONSIVE BALANCED         UIF GLOBAL INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........            5,634            6,406            32,371              664
Units issued and transferred
   from other funding options....              152              657            15,667           33,687
Units redeemed and transferred to
   other funding options.........          (2,220)          (1,429)           (6,364)          (1,980)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................            3,566            5,634            41,674           32,371
                                   ===============  ===============  ================  ===============


                                         VANECK VIP LONG/SHORT
                                             EQUITY INDEX
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2016             2015
                                   ---------------  ----------------

Units beginning of year..........           26,997             1,662
Units issued and transferred
   from other funding options....           28,392            27,896
Units redeemed and transferred to
   other funding options.........          (8,246)           (2,561)
                                   ---------------  ----------------
Units end of year................           47,143            26,997
                                   ===============  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Alger Small Cap Growth         2016     3,200,478     14.26 - 14.61      46,089,499
     Sub-Account                 2015     3,508,832     13.61 - 13.92      48,208,209
                                 2014     3,970,857     14.28 - 14.58      57,195,868
                                 2013     4,387,118     14.41 - 14.70      63,772,199
                                 2012     4,795,545     10.89 - 11.09      52,626,085

  American Funds Bond            2016     7,293,353      9.80 - 19.73     132,721,070
     Sub-Account                 2015     8,159,989     16.20 - 19.35     146,511,985
                                 2014     8,333,829     16.47 - 19.48     151,245,946
                                 2013     8,361,945     15.94 - 18.68     146,158,351
                                 2012     7,687,811     16.60 - 19.27     139,213,016

  American Funds Global          2016     6,980,723     13.31 - 44.38     277,038,594
     Growth Sub-Account          2015     7,480,782     34.27 - 44.51     300,649,358
                                 2014     8,193,931     32.79 - 42.00     312,209,187
                                 2013     8,333,553     32.79 - 41.42     314,826,203
                                 2012     8,485,913     25.98 - 32.35     251,295,328

  American Funds Global Small    2016     2,939,876     12.70 - 40.30     106,488,578
     Capitalization Sub-Account  2015     3,123,694     12.77 - 39.82     113,155,266
                                 2014     3,297,014     13.05 - 40.07     122,112,070
                                 2013     3,375,743     33.79 - 39.59     124,184,003
                                 2012     3,385,796     26.85 - 31.14      98,386,346

  American Funds Growth          2016     2,741,584   200.05 - 318.18     724,894,313
     Sub-Account                 2015     3,075,557   186.96 - 293.21     754,095,254
                                 2014     3,527,704   179.03 - 276.84     821,201,132
                                 2013     3,937,244   168.83 - 257.41     856,560,204
                                 2012     4,113,319   132.79 - 199.62     696,665,988

  American Funds                 2016     2,163,637    15.56 - 219.23     363,982,389
     Growth-Income Sub-Account   2015     2,179,793   126.48 - 198.34     358,450,579
                                 2014     2,378,568   127.56 - 197.24     390,905,716
                                 2013     2,581,885   117.99 - 179.88     388,319,990
                                 2012     2,745,842    90.43 - 135.94     312,823,451

  BlackRock Global Allocation    2016       123,935     20.06 - 21.99       2,582,039
     V.I. Sub-Account            2015        77,369     19.63 - 21.37       1,566,871
     (Commenced 11/19/2014)      2014           402             21.30           8,557

  Deutsche I CROCI               2016     1,416,905       6.42 - 7.94      11,250,311
     International Sub-Account   2015     1,563,760       7.92 - 7.99      12,496,599
                                 2014     1,732,959       8.50 - 8.57      14,851,303
                                 2013     1,888,612       9.76 - 9.85      18,592,794
                                 2012     2,040,232       8.24 - 8.30      16,933,216

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2016         --        1.25 - 1.40           4.76 - 4.92
     Sub-Account                 2015         --        1.25 - 1.40       (4.66) - (4.52)
                                 2014         --        1.25 - 1.40       (0.96) - (0.81)
                                 2013         --        1.25 - 1.40         32.40 - 32.59
                                 2012         --        1.25 - 1.40         10.93 - 11.09

  American Funds Bond            2016       1.64        0.95 - 1.90         (1.68) - 1.97
     Sub-Account                 2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90           3.30 - 4.28
                                 2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                 2012       2.64        0.95 - 1.90           3.38 - 4.37

  American Funds Global          2016       0.91        0.90 - 2.30         (1.67) - 2.43
     Growth Sub-Account          2015       0.99        0.90 - 2.30           4.51 - 5.98
                                 2014       1.16        0.90 - 2.30         (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30         26.24 - 28.02
                                 2012       0.94        0.90 - 2.30          7.06 - 21.40

  American Funds Global Small    2016       0.25        0.89 - 1.90           0.18 - 2.23
     Capitalization Sub-Account  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90           0.20 - 1.67
                                 2013       0.87        0.89 - 1.90         25.87 - 27.14
                                 2012       1.35        0.89 - 1.90          2.91 - 17.13

  American Funds Growth          2016       0.76        0.89 - 2.30           7.00 - 8.52
     Sub-Account                 2015       0.58        0.89 - 2.30           4.43 - 5.91
                                 2014       0.77        0.89 - 2.30           6.04 - 7.55
                                 2013       0.93        0.89 - 2.30         27.15 - 28.95
                                 2012       0.81        0.89 - 2.30          1.85 - 16.84

  American Funds                 2016       1.47        0.89 - 2.30          6.81 - 10.53
     Growth-Income Sub-Account   2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30           8.12 - 9.65
                                 2013       1.35        0.89 - 2.30         30.47 - 32.32
                                 2012       1.64        0.89 - 2.30         14.80 - 16.44

  BlackRock Global Allocation    2016       1.55        0.90 - 1.60           2.16 - 2.87
     V.I. Sub-Account            2015       2.16        0.90 - 1.60       (5.15) - (0.44)
     (Commenced 11/19/2014)      2014       2.13               1.10                (0.45)

  Deutsche I CROCI               2016      10.65        0.89 - 1.40       (0.66) - (0.15)
     International Sub-Account   2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                 2013       5.30        1.35 - 1.40         18.56 - 18.62
                                 2012       2.19        1.35 - 1.40         18.96 - 19.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2016         2,435            11.32         27,574       6.17               1.40                13.22
     Sub-Account               2015         2,503            10.00         25,030       5.62               1.40               (3.93)
                               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09

  Federated Kaufman            2016         5,331             8.93         47,589         --               1.40                 2.22
     Sub-Account               2015         5,491             8.73         47,958         --               1.40                 4.90
                               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65

  Fidelity VIP Asset Manager   2016     4,493,375    15.61 - 16.70     70,694,332       1.45        0.89 - 1.40          1.64 - 2.16
     Sub-Account               2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
                               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48

  Fidelity VIP Contrafund      2016    21,259,478     6.55 - 75.90    573,685,439       0.74        0.89 - 2.25          5.15 - 7.05
     Sub-Account               2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
                               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38

  Fidelity VIP Equity-Income   2016       230,181            20.60      4,741,279       2.16               1.40                16.38
     Sub-Account               2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
                               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67

  Fidelity VIP FundsManager    2016   339,562,460    13.13 - 13.34  4,491,693,357       1.24        1.90 - 2.05          2.11 - 2.26
     50% Sub-Account           2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     (Commenced 7/23/2012)     2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
                               2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2016   250,989,708    12.56 - 12.74  3,173,600,531       1.14        1.90 - 2.05          2.66 - 2.82
     60% Sub-Account           2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
                               2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49

  Fidelity VIP Government      2016     2,758,925     6.77 - 10.16     18,955,221       0.18        0.89 - 2.05      (1.85) - (0.68)
     Money Market Sub-Account  2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
                               2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)

  Fidelity VIP Growth          2016     6,179,280    23.17 - 24.67    144,530,563       0.04        0.89 - 1.40      (0.60) - (0.09)
     Sub-Account               2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
                               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Fidelity VIP Index 500      2016     2,222,100     27.86 - 29.74      61,915,726
     Sub-Account              2015     2,464,560     25.24 - 26.83      62,224,177
                              2014     2,778,454     25.25 - 26.71      70,165,982
                              2013     3,091,556     22.53 - 23.73      69,677,247
                              2012     3,530,426     17.27 - 18.10      60,984,620

  Fidelity VIP Mid Cap        2016     6,382,115     58.33 - 69.23     409,695,192
     Sub-Account              2015     6,898,177     53.12 - 62.44     401,284,587
                              2014     7,445,624     55.03 - 64.08     446,277,693
                              2013     7,792,671     52.90 - 61.01     446,581,942
                              2012     7,598,912     39.68 - 45.33     324,832,892

  Fidelity VIP Overseas       2016       333,151     10.84 - 12.36       3,832,068
     Sub-Account              2015       376,022     11.55 - 13.19       4,615,792
                              2014       411,275     11.28 - 12.89       4,942,746
                              2013       447,143     12.41 - 14.19       5,925,521
                              2012       509,517      9.62 - 11.02       5,241,037

  FTVIPT Franklin Income VIP  2016     4,031,843     50.36 - 72.41     260,175,136
     Sub-Account              2015     4,415,184     45.17 - 64.11     253,302,116
                              2014     4,717,186     49.71 - 69.63     294,909,928
                              2013     4,919,666     48.59 - 67.20     297,821,470
                              2012     4,708,870     43.62 - 59.54     253,164,341

  FTVIPT Franklin Mutual      2016     4,164,982     29.15 - 35.30     134,905,092
     Shares VIP Sub-Account   2015     4,536,450     25.60 - 30.71     128,211,487
                              2014     5,080,687     27.45 - 32.61     153,109,223
                              2013     5,477,366     26.11 - 30.73     156,078,571
                              2012     5,768,385     20.75 - 24.19     129,780,562

  FTVIPT Franklin Small Cap   2016     7,878,700      1.69 - 39.24     128,270,987
     Value VIP Sub-Account    2015     8,783,442      1.31 - 13.07     110,998,636
                              2014     9,145,054      1.42 - 14.25     126,502,556
                              2013     9,184,423     13.56 - 14.30     128,048,983
                              2012     8,321,925     10.13 - 10.60      86,296,073

  FTVIPT Templeton Foreign    2016     2,245,781     13.71 - 32.34      68,504,762
     VIP Sub-Account          2015     2,282,942     13.03 - 30.69      66,002,305
                              2014     2,354,783     14.19 - 33.39      73,607,780
                              2013     2,457,017     16.25 - 38.21      87,721,293
                              2012     2,730,167     13.46 - 31.61      80,788,377

  FTVIPT Templeton Global     2016    11,303,555     17.42 - 20.30     213,840,331
     Bond VIP Sub-Account     2015    11,945,145     17.38 - 19.91     222,633,715
                              2014    12,667,617     18.48 - 21.01     250,150,012
                              2013    12,950,902     18.47 - 20.82     254,683,414
                              2012    11,067,808     18.50 - 20.69     217,063,429

  Invesco V.I. American       2016         1,514              8.25          12,495
     Franchise Sub-Account    2015         1,825              8.19          14,936
                              2014         1,911              7.90          15,107
                              2013        22,147              7.39         163,713
                              2012        28,015              5.35         149,862

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity VIP Index 500      2016       1.44        0.89 - 1.35         10.36 - 10.87
     Sub-Account              2015       1.93        0.89 - 1.35         (0.02) - 0.44
                              2014       1.59        0.89 - 1.35         12.05 - 12.56
                              2013       1.84        0.89 - 1.35         30.47 - 31.07
                              2012       2.03        0.89 - 1.35         14.35 - 14.88

  Fidelity VIP Mid Cap        2016       0.31        0.95 - 1.90          6.93 - 10.87
     Sub-Account              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03
                              2013       0.28        0.95 - 1.90         33.31 - 34.59
                              2012       0.43        0.95 - 1.90         12.40 - 13.47

  Fidelity VIP Overseas       2016       1.38        1.15 - 1.40       (6.38) - (6.15)
     Sub-Account              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)
                              2013       1.34        1.15 - 1.40         28.62 - 28.95
                              2012       1.97        1.15 - 1.40         19.05 - 19.35

  FTVIPT Franklin Income VIP  2016       4.98        0.95 - 2.25          8.00 - 12.95
     Sub-Account              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63
                              2013       6.33        0.95 - 2.25         11.41 - 12.86
                              2012       6.44        0.95 - 2.25         10.13 - 11.58

  FTVIPT Franklin Mutual      2016       1.98        0.95 - 1.90         10.51 - 14.96
     Shares VIP Sub-Account   2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11
                              2013       2.10        0.95 - 1.90         25.85 - 27.05
                              2012       2.06        0.95 - 1.90         12.08 - 13.16

  FTVIPT Franklin Small Cap   2016       0.82        0.95 - 1.80         19.18 - 28.96
     Value VIP Sub-Account    2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95
                              2012       0.78        0.95 - 1.75         16.32 - 17.26

  FTVIPT Templeton Foreign    2016       1.95        1.55 - 2.30           4.74 - 5.53
     VIP Sub-Account          2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08
                              2012       3.02        1.55 - 2.30         15.53 - 16.41

  FTVIPT Templeton Global     2016         --        0.95 - 1.80           1.15 - 2.04
     Bond VIP Sub-Account     2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67
                              2012       6.42        0.95 - 1.75         13.06 - 13.97

  Invesco V.I. American       2016         --               1.40                  0.85
     Franchise Sub-Account    2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19
                              2012         --               1.40                 12.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2016        25,350             6.75         171,207
     Sub-Account               2015        27,589             6.21         171,366
                               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009

  Invesco V.I. Equity and      2016    27,024,285     7.16 - 25.65     654,269,917
     Income Sub-Account        2015    28,966,281     6.30 - 22.55     619,311,840
                               2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594

  Invesco V.I. Growth and      2016            87            11.74           1,017
     Income Sub-Account        2015           654             9.95           6,509
                               2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013

  Invesco V.I. International   2016     8,293,250     8.57 - 32.43     243,849,630
     Growth Sub-Account        2015     8,534,492     8.74 - 32.97     256,390,780
                               2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700

  Ivy VIP Asset Strategy       2016        15,823    13.72 - 15.29         233,181
     Sub-Account               2015        20,900    14.31 - 15.87         317,700
     (Commenced 11/19/2014)    2014         2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable  2016    10,932,298    16.82 - 30.24     293,536,621
     Aggressive Growth         2015    11,091,987    16.99 - 30.16     300,878,534
     Sub-Account               2014    11,333,726    17.67 - 30.99     316,448,933
                               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862

  LMPVET ClearBridge Variable  2016     7,615,066    10.51 - 62.23     405,981,554
     Appreciation Sub-Account  2015     7,746,928    41.76 - 57.24     400,323,007
                               2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379

  LMPVET ClearBridge Variable  2016     8,906,934    14.51 - 24.31     200,725,348
     Dividend Strategy         2015     9,391,848    12.92 - 21.38     186,422,315
     Sub-Account               2014     9,796,222    13.81 - 22.59     205,573,482
                               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130

  LMPVET ClearBridge Variable  2016       121,433    23.83 - 27.67       3,173,371
     Large Cap Growth          2015       156,000    22.70 - 26.15       3,887,858
     Sub-Account               2014       200,379    21.16 - 24.18       4,631,601
                               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2016       0.76               1.40                 8.73
     Sub-Account               2015       1.05               1.40               (7.08)
                               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29

  Invesco V.I. Equity and      2016       1.64        0.95 - 1.90        10.31 - 13.75
     Income Sub-Account        2015       2.30        0.95 - 1.90      (4.42) - (3.51)
                               2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32

  Invesco V.I. Growth and      2016       0.58               1.40                18.03
     Income Sub-Account        2015       2.94               1.40               (4.41)
                               2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26

  Invesco V.I. International   2016       1.17        0.95 - 1.80      (4.75) - (1.64)
     Growth Sub-Account        2015       1.28        0.95 - 1.75      (4.31) - (3.54)
                               2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16

  Ivy VIP Asset Strategy       2016       0.56        1.10 - 1.60      (4.11) - (3.63)
     Sub-Account               2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35      (2.27) - (2.24)

  LMPVET ClearBridge Variable  2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Aggressive Growth         2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Sub-Account               2014       0.17        0.95 - 2.30        17.66 - 19.26
                               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60

  LMPVET ClearBridge Variable  2016       1.32        0.95 - 2.30          4.49 - 8.73
     Appreciation Sub-Account  2015       1.17        0.95 - 2.30        (0.71) - 0.64
                               2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85

  LMPVET ClearBridge Variable  2016       1.44        0.95 - 2.30         6.86 - 13.69
     Dividend Strategy         2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Sub-Account               2014       2.05        0.95 - 2.30        11.03 - 12.41
                               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99

  LMPVET ClearBridge Variable  2016       0.48        1.50 - 2.30          4.95 - 5.79
     Large Cap Growth          2015       0.43        1.50 - 2.30          7.30 - 8.16
     Sub-Account               2014       0.48        1.50 - 2.30        11.40 - 12.29
                               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2016       342,723    22.62 - 26.31       8,591,571
     Large Cap Value Sub-Account  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954
                                  2012       286,427    15.28 - 17.21       4,743,489

  LMPVET ClearBridge Variable     2016     3,770,232    13.20 - 32.37     102,811,126
     Small Cap Growth             2015     3,817,761    21.51 - 30.88     101,595,917
     Sub-Account                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020
                                  2012     3,457,289    15.75 - 21.71      64,881,494

  LMPVET EnTrust Permal           2016     1,428,689      9.02 - 9.16      12,975,771
     Alternative Select VIT       2015     1,078,857      9.42 - 9.49      10,193,761
     Sub-Account                  2014        64,025    10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Variable              2016     1,657,879    21.04 - 25.43      38,835,887
     Conservative Growth          2015     1,731,301    19.96 - 23.89      38,239,774
     Sub-Account                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401
                                  2012     1,699,443    17.68 - 20.56      32,620,028

  LMPVET QS Variable Growth       2016     3,963,257    19.02 - 22.99      83,823,213
     Sub-Account                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284
                                  2012     5,015,187    14.61 - 17.00      79,817,339

  LMPVET QS Variable Moderate     2016        45,938    19.03 - 20.61         921,078
     Growth Sub-Account           2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999
                                  2012       162,342    15.15 - 16.14       2,573,509

  LMPVIT Western Asset            2016     3,567,957    16.56 - 26.90      87,930,944
     Variable Global High Yield   2015     4,003,585    18.50 - 23.49      86,641,483
     Bond Sub-Account             2014     4,320,147    20.11 - 25.19     100,641,688
                                  2013     4,386,878    20.82 - 25.72     104,740,451
                                  2012     4,039,328    20.05 - 24.44      91,771,912

  MFS VIT Investors Trust         2016         1,033             8.55           8,827
     Sub-Account                  2015         1,112             7.98           8,875
                                  2014         1,191             8.08           9,619
                                  2013         3,517             7.38          25,951
                                  2012         3,616             5.67          20,488

  MFS VIT New Discovery           2016         3,102            13.29          41,234
     Sub-Account                  2015         3,178            12.36          39,288
                                  2014         3,178            12.78          40,607
                                  2013         3,294            13.97          46,020
                                  2012         4,161            10.01          41,661

                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2016       1.62        1.50 - 2.30        10.43 - 11.32
     Large Cap Value Sub-Account  2015       1.41        1.50 - 2.30      (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30         9.17 - 10.05
                                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76

  LMPVET ClearBridge Variable     2016         --        0.95 - 2.30          3.40 - 9.41
     Small Cap Growth             2015         --        0.95 - 2.30      (6.55) - (5.28)
     Sub-Account                  2014         --        0.95 - 2.30          1.71 - 3.09
                                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29

  LMPVET EnTrust Permal           2016       0.04        0.95 - 1.60      (4.17) - (3.54)
     Alternative Select VIT       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Sub-Account                  2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Variable              2016       2.42        0.95 - 1.90          5.41 - 6.42
     Conservative Growth          2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Sub-Account                  2014       2.46        0.95 - 1.90          2.93 - 3.92
                                  2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02

  LMPVET QS Variable Growth       2016       1.45        0.95 - 1.90          6.46 - 7.47
     Sub-Account                  2015       1.33        0.95 - 1.90      (4.07) - (3.16)
                                  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79

  LMPVET QS Variable Moderate     2016       1.85        1.50 - 1.90          5.96 - 6.39
     Growth Sub-Account           2015       1.47        1.50 - 1.90      (3.64) - (3.25)
                                  2014       1.74        1.50 - 1.90          2.93 - 3.34
                                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88

  LMPVIT Western Asset            2016       6.08        0.95 - 2.30         8.61 - 14.51
     Variable Global High Yield   2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Bond Sub-Account             2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                  2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20

  MFS VIT Investors Trust         2016       0.86               1.40                 7.08
     Sub-Account                  2015       0.92               1.40               (1.18)
                                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52

  MFS VIT New Discovery           2016         --               1.40                 7.54
     Sub-Account                  2015         --               1.40               (3.25)
                                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MFS VIT Research Sub-Account  2016         2,377             9.09          21,608
                                2015         3,091             8.48          26,211
                                2014         3,115             8.53          26,571
                                2013         8,132             7.85          63,835
                                2012         8,335             6.02          50,155

  MIST AB Global Dynamic        2016   252,960,506    11.77 - 12.78   3,143,878,353
     Allocation Sub-Account     2015   263,678,991    11.63 - 12.45   3,205,371,897
                                2014   275,344,937    11.84 - 12.49   3,373,491,338
                                2013   286,256,086    11.32 - 11.74   3,313,674,192
                                2012   267,334,005    10.40 - 10.66   2,823,843,417

  MIST Allianz Global           2016    79,436,316     1.00 - 10.44      82,224,138
     Investors Dynamic          2015    59,800,997     1.00 - 10.35      60,867,062
     Multi-Asset Plus           2014    18,219,524     1.04 - 10.55      18,986,456
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2016   234,371,003    12.52 - 14.20   3,152,567,972
     Balanced Allocation        2015   246,263,553    11.89 - 13.29   3,117,922,583
     Sub-Account                2014   264,143,945    12.26 - 13.41   3,417,834,574
                                2013   276,830,535    11.83 - 12.78   3,430,387,038
                                2012   292,605,761    10.22 - 10.89   3,106,060,329

  MIST American Funds Growth    2016   128,517,470    12.68 - 14.39   1,744,990,829
     Allocation Sub-Account     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                2014   142,940,560    12.29 - 13.37   1,852,260,667
                                2013   147,794,512    11.83 - 12.67   1,828,322,375
                                2012   149,020,463     9.68 - 10.24   1,496,665,592

  MIST American Funds Growth    2016    77,428,972     1.55 - 16.08     654,182,440
     Sub-Account                2015    77,730,599     1.44 - 14.88     640,713,098
                                2014    71,860,704     1.37 - 13.78     648,671,484
                                2013    59,593,818     1.29 - 12.90     632,386,636
                                2012    54,812,434     9.59 - 10.07     545,665,799

  MIST American Funds           2016   121,315,385    12.19 - 13.83   1,590,453,756
     Moderate Allocation        2015   126,162,585    11.66 - 13.04   1,567,578,863
     Sub-Account                2014   137,310,606    12.03 - 13.16   1,744,157,123
                                2013   147,773,215    11.61 - 12.53   1,796,366,977
                                2012   159,499,085    10.47 - 11.15   1,734,325,945

  MIST AQR Global Risk          2016   221,364,216     9.79 - 11.01   2,395,534,199
     Balanced Sub-Account       2015   241,508,750     9.10 - 10.21   2,431,541,679
                                2014   265,908,083    10.20 - 11.40   3,001,302,195
                                2013   295,108,196     9.93 - 11.09   3,248,475,977
                                2012   324,843,850    10.42 - 11.61   3,753,309,463

  MIST BlackRock Global         2016   421,174,334    11.24 - 12.21   4,999,248,698
     Tactical Strategies        2015   445,213,023    11.02 - 11.80   5,128,182,508
     Sub-Account                2014   463,962,556    11.30 - 11.92   5,423,637,032
                                2013   487,574,727    10.92 - 11.35   5,457,878,761
                                2012   471,913,542    10.13 - 10.38   4,856,824,935

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2016      0.78                 1.40                 7.22
                                2015      0.73                 1.40               (0.60)
                                2014      0.79                 1.40                 8.67
                                2013      0.33                 1.40                30.45
                                2012      0.79                 1.40                15.63

  MIST AB Global Dynamic        2016      1.58          0.90 - 2.35        (0.62) - 2.67
     Allocation Sub-Account     2015      3.28          0.90 - 2.35      (1.76) - (0.32)
                                2014      1.94          0.90 - 2.35          0.77 - 6.39
                                2013      1.28          0.90 - 2.35         8.56 - 10.15
                                2012      0.10          0.90 - 2.35          3.45 - 8.82

  MIST Allianz Global           2016      0.05          0.90 - 2.15        (0.69) - 1.08
     Investors Dynamic          2015      1.61          1.10 - 2.15      (3.09) - (2.07)
     Multi-Asset Plus           2014      0.92          1.15 - 2.00          0.71 - 4.55
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2016      1.62          0.90 - 2.35          2.90 - 6.84
     Balanced Allocation        2015      1.40          0.90 - 2.35      (4.60) - (0.37)
     Sub-Account                2014      1.27          1.00 - 2.35        (0.35) - 4.99
                                2013      1.37          1.00 - 2.35        15.78 - 17.35
                                2012      1.69          1.00 - 2.35        10.88 - 12.39

  MIST American Funds Growth    2016      1.30          0.90 - 2.35          6.43 - 7.98
     Allocation Sub-Account     2015      1.31          1.10 - 2.35      (5.94) - (0.25)
                                2014      1.03          1.10 - 2.35        (0.52) - 5.17
                                2013      1.00          1.15 - 2.35        22.20 - 23.68
                                2012      1.21          1.15 - 2.35        13.45 - 14.82

  MIST American Funds Growth    2016      0.29          0.95 - 2.35          6.57 - 8.32
     Sub-Account                2015      0.87          0.95 - 2.35          1.76 - 5.48
                                2014      0.55          0.95 - 2.35          0.56 - 7.16
                                2013      0.44          0.95 - 2.35        11.27 - 28.11
                                2012      0.33          1.30 - 2.35        14.67 - 15.89

  MIST American Funds           2016      1.91          0.90 - 2.35          2.00 - 6.05
     Moderate Allocation        2015      1.49          0.90 - 2.35      (3.52) - (0.45)
     Sub-Account                2014      1.46          1.00 - 2.35        (0.26) - 5.04
                                2013      1.65          1.00 - 2.35        10.88 - 12.39
                                2012      2.04          1.00 - 2.35          8.25 - 9.73

  MIST AQR Global Risk          2016        --          0.90 - 2.35          2.44 - 7.98
     Balanced Sub-Account       2015      5.51          0.90 - 2.35    (11.67) - (10.38)
                                2014        --          0.90 - 2.35        (3.48) - 3.07
                                2013      2.09          0.90 - 2.35      (5.64) - (4.26)
                                2012      0.44          0.90 - 2.35          3.72 - 9.29

  MIST BlackRock Global         2016      1.45          0.90 - 2.35          0.63 - 3.50
     Tactical Strategies        2015      1.55          0.90 - 2.35        (2.43) - 0.11
     Sub-Account                2014      1.12          0.90 - 2.35        (0.16) - 4.97
                                2013      1.36          0.90 - 2.35          7.75 - 9.32
                                2012        --          0.90 - 2.35          3.27 - 7.89

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST BlackRock High Yield     2016     8,860,074    16.19 - 31.14    231,879,405
     Sub-Account                2015     9,031,674    14.40 - 27.56    210,920,401
                                2014     9,596,910    15.21 - 28.99    238,215,887
                                2013    10,783,682    14.92 - 28.32    265,149,806
                                2012    11,949,833    13.83 - 26.13    276,977,302

  MIST Clarion Global Real      2016    14,214,001    16.13 - 70.52    263,186,597
     Estate Sub-Account         2015    15,477,002    16.37 - 70.58    288,549,595
                                2014    17,245,897    17.00 - 72.26    330,178,643
                                2013    11,099,591    15.36 - 17.68    182,673,922
                                2012    10,967,900    15.19 - 17.23    177,317,957

  MIST ClearBridge Aggressive   2016    31,716,282   12.20 - 205.91    461,921,010
     Growth Sub-Account         2015    35,697,833   12.04 - 203.07    513,586,109
                                2014    38,472,258   12.71 - 214.41    586,572,505
                                2013    36,299,683    10.84 - 13.77    451,710,565
                                2012    33,802,849      7.55 - 9.54    292,871,764

  MIST Goldman Sachs Mid Cap    2016     5,715,456    21.64 - 26.00    136,116,482
     Value Sub-Account          2015     6,513,771    19.57 - 23.18    139,196,313
                                2014     7,477,599    22.05 - 25.19    178,512,669
                                2013     7,939,384    19.93 - 22.07    170,038,386
                                2012     8,486,283    15.38 - 16.85    139,211,779

  MIST Harris Oakmark           2016    23,007,569    21.43 - 27.85    576,095,441
     International Sub-Account  2015    25,339,005    20.23 - 25.80    595,542,818
                                2014    26,551,192    21.63 - 27.28    663,509,252
                                2013    25,769,452    23.43 - 29.23    693,983,244
                                2012    25,722,293    18.33 - 22.61    538,939,254

  MIST Invesco Balanced-Risk    2016   818,076,929     1.09 - 11.62    940,598,161
     Allocation Sub-Account     2015   749,414,346     1.00 - 10.52    777,069,714
     (Commenced 4/30/2012)      2014   758,894,714     1.07 - 11.10    832,374,445
                                2013   800,860,953      1.04 - 1.06    843,160,697
                                2012   631,214,101      1.04 - 1.05    661,422,417

  MIST Invesco Comstock         2016    36,743,760    16.14 - 26.27    742,413,375
     Sub-Account                2015    39,951,458    14.08 - 22.61    699,284,637
                                2014    43,175,673    15.33 - 24.28    813,000,076
                                2013    26,889,264    14.36 - 22.42    443,561,923
                                2012    26,662,653    10.86 - 16.72    329,458,802

  MIST Invesco Mid Cap Value    2016     7,068,224     1.84 - 43.07    268,931,465
     Sub-Account                2015     7,308,379     1.61 - 37.62    244,281,850
                                2014     6,927,870    17.85 - 41.71    258,407,609
                                2013     4,619,902    30.27 - 38.39    158,040,375
                                2012     5,175,603    23.78 - 29.73    138,149,492

  MIST Invesco Small Cap        2016    10,669,549    24.88 - 31.68    296,393,238
     Growth Sub-Account         2015    11,537,860    22.84 - 28.61    291,887,925
                                2014    11,824,275    23.77 - 29.28    308,642,273
                                2013    13,003,134    22.53 - 27.31    319,189,345
                                2012    13,528,657    16.44 - 19.61    240,468,780

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MIST BlackRock High Yield     2016       6.73         0.90 - 2.35        7.19 - 12.96
     Sub-Account                2015       8.07         0.90 - 2.35     (6.28) - (4.91)
                                2014       6.09         0.90 - 2.35       (1.88) - 2.37
                                2013       7.02         0.90 - 2.35         6.79 - 8.35
                                2012       7.05         0.90 - 2.35        7.68 - 15.15

  MIST Clarion Global Real      2016       2.07         0.90 - 2.35     (4.89) - (0.03)
     Estate Sub-Account         2015       3.81         0.90 - 2.35       (3.69) - 3.43
                                2014       1.03         0.90 - 2.35        1.03 - 12.25
                                2013       6.85         0.90 - 2.35         1.14 - 2.62
                                2012       2.03         0.90 - 2.35        9.18 - 24.35

  MIST ClearBridge Aggressive   2016       0.40         0.90 - 2.35         0.30 - 1.76
     Growth Sub-Account         2015       0.23         0.90 - 2.35     (6.27) - (4.69)
                                2014       0.11         0.90 - 2.35        1.60 - 17.83
                                2013       0.22         0.90 - 2.35       42.22 - 44.30
                                2012       0.02         0.90 - 2.35        3.28 - 17.38

  MIST Goldman Sachs Mid Cap    2016       0.83         0.90 - 2.35       10.55 - 12.17
     Value Sub-Account          2015       0.64         0.90 - 2.35    (11.23) - (4.37)
                                2014       0.54         1.10 - 2.35        2.29 - 11.77
                                2013       0.89         1.30 - 2.35       29.57 - 30.94
                                2012       0.59         1.30 - 2.35       15.36 - 16.58

  MIST Harris Oakmark           2016       2.14         0.90 - 2.35         5.67 - 7.21
     International Sub-Account  2015       3.01         0.95 - 2.35     (6.74) - (3.92)
                                2014       2.41         0.95 - 2.35       (7.98) - 0.25
                                2013       2.44         0.95 - 2.35       27.46 - 29.26
                                2012       1.63         0.95 - 2.35       15.61 - 27.58

  MIST Invesco Balanced-Risk    2016       0.15         0.90 - 2.35        4.88 - 10.72
     Allocation Sub-Account     2015       2.83         0.90 - 2.35     (6.43) - (0.67)
     (Commenced 4/30/2012)      2014         --         0.90 - 2.35         0.40 - 4.63
                                2013         --         0.90 - 2.35       (0.50) - 0.95
                                2012       0.55         0.90 - 2.35         3.03 - 4.04

  MIST Invesco Comstock         2016       2.53         0.90 - 2.35       12.17 - 16.25
     Sub-Account                2015       2.88         0.90 - 2.35     (8.16) - (6.81)
                                2014       0.60         0.90 - 2.35         0.28 - 8.33
                                2013       1.07         0.90 - 2.35       32.25 - 34.18
                                2012       1.22         0.90 - 2.35        5.55 - 17.40

  MIST Invesco Mid Cap Value    2016       0.63         0.90 - 2.35        9.67 - 14.47
     Sub-Account                2015       0.45         0.90 - 2.35    (11.10) - (6.76)
                                2014       0.33         0.90 - 2.35         1.20 - 8.70
                                2013       0.74         0.90 - 2.35       27.28 - 29.14
                                2012       0.40         0.90 - 2.35        2.26 - 13.21

  MIST Invesco Small Cap        2016         --         0.89 - 2.35        8.71 - 10.73
     Growth Sub-Account         2015       0.01         0.89 - 2.35     (3.99) - (2.29)
                                2014         --         0.89 - 2.35         1.89 - 7.22
                                2013       0.23         0.89 - 2.35       36.92 - 39.29
                                2012         --         0.89 - 2.35       15.47 - 17.45

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Core Bond        2016    31,064,359     9.84 - 11.16     339,144,828
     Sub-Account                 2015    31,401,600     9.78 - 11.06     340,682,787
                                 2014    32,404,332     9.89 - 11.15     355,237,960
                                 2013    29,439,490    10.12 - 10.75     311,869,932
                                 2012    31,242,391    10.69 - 11.23     346,492,447

  MIST JPMorgan Global Active    2016   848,098,850     1.17 - 12.50   1,042,207,011
     Allocation Sub-Account      2015   828,919,735     1.16 - 12.26   1,000,785,200
     (Commenced 4/30/2012)       2014   747,266,184     1.18 - 12.14     905,975,458
                                 2013   649,853,969      1.13 - 1.16     746,849,717
                                 2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2016     1,141,302    21.67 - 24.82      26,376,632
     Value Sub-Account           2015     1,287,553    16.94 - 19.19      23,133,878
                                 2014     1,417,944    18.69 - 20.92      27,932,500
                                 2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976

  MIST Loomis Sayles Global      2016     8,505,955    16.04 - 18.73     148,612,417
     Markets Sub-Account         2015     9,530,128    15.68 - 17.95     161,399,211
                                 2014    10,444,732    15.85 - 17.90     177,351,030
                                 2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410

  MIST Met/Aberdeen Emerging     2016    39,351,974     8.62 - 10.44     370,235,661
     Markets Equity Sub-Account  2015    42,624,617      7.91 - 9.58     365,167,198
                                 2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258

  MIST Met/Artisan               2016        27,485      8.41 - 8.57         233,690
     International Sub-Account   2015        12,794      9.42 - 9.54         121,159
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance           2016     5,632,610    10.95 - 12.06      64,827,675
     Floating Rate Sub-Account   2015     5,985,329    10.26 - 11.01      64,028,918
                                 2014     6,743,439    10.59 - 11.23      73,909,210
                                 2013     7,519,969    10.76 - 11.18      83,115,837
                                 2012     5,007,151    10.61 - 10.91      54,197,004

  MIST Met/Franklin Low          2016    14,680,889     9.44 - 10.25     144,974,836
     Duration Total Return       2015    16,246,958     9.37 - 10.03     157,983,094
     Sub-Account                 2014    17,421,682     9.65 - 10.18     173,124,917
                                 2013    14,050,793     9.78 - 10.16     140,307,146
                                 2012     4,349,231     9.92 - 10.14      43,609,944

  MIST Met/Templeton             2016     3,153,303    11.87 - 13.07      39,493,620
     International Bond          2015     3,361,116    12.07 - 13.08      42,349,271
     Sub-Account                 2014     3,537,497    12.87 - 13.66      47,183,875
                                 2013     3,905,329    13.00 - 13.53      52,286,139
                                 2012     4,238,395    13.19 - 13.56      57,001,253

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Core Bond        2016       2.78         0.90 - 2.20          0.01 - 1.31
     Sub-Account                 2015       2.33         0.90 - 2.20      (1.70) - (0.01)
                                 2014       1.42         1.10 - 2.20          0.48 - 3.73
                                 2013       0.28         1.30 - 2.35      (5.04) - (4.05)
                                 2012       2.57         1.30 - 2.35          2.47 - 3.55

  MIST JPMorgan Global Active    2016       2.12         0.90 - 2.35          0.12 - 1.98
     Allocation Sub-Account      2015       2.71         0.90 - 2.35        (1.45) - 0.82
     (Commenced 4/30/2012)       2014       1.13         0.90 - 2.35          0.35 - 6.02
                                 2013       0.08         0.90 - 2.35          8.41 - 9.99
                                 2012       0.73         0.90 - 2.35          3.02 - 4.03

  MIST JPMorgan Small Cap        2016       1.84         0.90 - 2.30        27.88 - 29.34
     Value Sub-Account           2015       1.35         0.90 - 2.30      (9.36) - (1.13)
                                 2014       1.07         0.90 - 2.30          2.28 - 3.89
                                 2013       0.69         0.90 - 2.30        30.22 - 31.71
                                 2012       0.84         0.90 - 2.30         2.73 - 13.98

  MIST Loomis Sayles Global      2016       1.67         0.90 - 2.35          1.78 - 3.84
     Markets Sub-Account         2015       1.59         0.95 - 2.35        (1.12) - 0.27
                                 2014       2.08         0.95 - 2.35        (0.82) - 2.49
                                 2013       2.41         0.95 - 2.35        14.41 - 16.02
                                 2012       2.32         1.10 - 2.35         2.75 - 15.41

  MIST Met/Aberdeen Emerging     2016       0.97         0.90 - 2.35       (0.57) - 10.50
     Markets Equity Sub-Account  2015       1.79         0.90 - 2.35     (15.82) - (2.68)
                                 2014       0.84         0.90 - 2.35      (8.69) - (4.92)
                                 2013       1.07         0.90 - 2.35      (7.19) - (5.83)
                                 2012       0.75         0.90 - 2.35         3.96 - 17.77

  MIST Met/Artisan               2016       0.99         0.90 - 1.60    (10.71) - (10.09)
     International Sub-Account   2015       0.60         0.90 - 1.60      (9.11) - (4.55)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance           2016       4.01         0.90 - 2.35          6.73 - 8.29
     Floating Rate Sub-Account   2015       3.64         1.10 - 2.35      (3.14) - (1.92)
                                 2014       3.65         1.10 - 2.35      (1.60) - (0.57)
                                 2013       3.38         1.30 - 2.35          1.42 - 2.50
                                 2012       3.39         1.30 - 2.35          4.83 - 5.94

  MIST Met/Franklin Low          2016       2.90         0.90 - 2.35          0.74 - 2.21
     Duration Total Return       2015       3.12         0.90 - 2.35      (2.93) - (1.51)
     Sub-Account                 2014       2.15         0.90 - 2.35        (1.29) - 0.15
                                 2013       1.07         0.90 - 2.35        (1.19) - 0.25
                                 2012       1.91         0.90 - 2.20          1.17 - 3.15

  MIST Met/Templeton             2016         --         0.95 - 2.20      (1.32) - (0.08)
     International Bond          2015       8.17         0.95 - 2.15        (6.20) - 0.75
     Sub-Account                 2014       4.63         1.10 - 2.15      (2.28) - (0.17)
                                 2013       2.02         1.30 - 2.15      (1.11) - (0.27)
                                 2012      10.26         1.30 - 2.05        11.96 - 12.80

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MIST Met/Wellington Large        2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account      2015     1,013,512    13.89 - 17.26      15,616,983
                                   2014     1,151,671    13.60 - 16.68      17,260,395
                                   2013     1,260,254    12.25 - 14.84      16,869,650
                                   2012     1,423,242     9.34 - 11.16      14,439,147

  MIST MetLife Asset               2016    33,538,308    15.19 - 18.13     557,780,998
     Allocation 100 Sub-Account    2015    37,143,227    14.27 - 16.78     575,818,048
                                   2014    39,915,870    14.91 - 17.28     641,574,794
                                   2013    42,451,280    14.53 - 16.59     659,971,504
                                   2012    44,655,767    11.48 - 12.93     545,044,070

  MIST MetLife Balanced Plus       2016   536,906,397    12.22 - 13.27   6,925,324,483
     Sub-Account                   2015   552,214,291    11.54 - 12.35   6,663,424,002
                                   2014   569,859,186    12.32 - 13.00   7,268,454,132
                                   2013   547,096,627    11.51 - 11.96   6,454,726,976
                                   2012   438,994,467    10.30 - 10.55   4,593,209,415

  MIST MetLife Multi-Index         2016   583,908,748     1.18 - 12.35     847,575,021
     Targeted Risk Sub-Account     2015   435,062,012     1.15 - 11.96     633,831,341
     (Commenced 11/12/2012)        2014   281,516,918     1.19 - 12.18     421,513,955
                                   2013   153,950,143     1.12 - 11.26     209,957,052
                                   2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap           2016     9,362,462    25.74 - 32.69     266,605,506
     Value Sub-Account             2015    10,725,811    20.08 - 25.07     236,287,986
                                   2014    12,299,087    21.73 - 26.68     291,013,900
                                   2013    13,992,716    21.87 - 26.40     330,701,962
                                   2012    15,859,523    16.91 - 20.06     287,540,317

  MIST MFS Research                2016    16,956,442    13.02 - 17.53     247,879,900
     International Sub-Account     2015    18,156,340    13.44 - 17.81     271,985,758
                                   2014    18,585,662    14.00 - 18.24     287,913,009
                                   2013    19,616,483    15.39 - 18.44     331,488,461
                                   2012    21,667,563    13.21 - 15.60     311,615,422

  MIST Morgan Stanley Mid Cap      2016    12,770,536     2.37 - 21.48     201,153,118
     Growth Sub-Account            2015    12,648,258     2.62 - 23.62     220,460,412
                                   2014    12,928,550     2.79 - 25.03     240,528,688
                                   2013    13,099,903     2.79 - 24.94     244,579,234
                                   2012    12,225,316     2.03 - 18.06     166,100,095

  MIST Oppenheimer Global          2016     2,333,207    21.57 - 28.48      59,761,246
     Equity Sub-Account            2015     2,520,098    22.02 - 28.67      65,266,488
                                   2014     2,866,078    21.68 - 27.83      72,350,999
                                   2013     3,127,720    21.72 - 27.49      78,398,573
                                   2012       500,711    18.48 - 21.83       9,983,469

  MIST PanAgora Global             2016    95,787,147     1.04 - 10.75     102,757,891
     Diversified Risk Sub-Account  2015    21,772,279      0.95 - 9.78      21,123,770
     (Commenced 4/28/2014)         2014     9,788,108     1.03 - 10.44      10,161,644

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  MIST Met/Wellington Large        2016       2.26        0.90 - 2.30          5.83 - 7.22
     Cap Research Sub-Account      2015       0.78        0.90 - 2.30          2.08 - 3.48
                                   2014       0.80        0.90 - 2.30         1.80 - 12.40
                                   2013       1.28        0.90 - 2.30        31.12 - 32.97
                                   2012       1.07        0.90 - 2.30       (0.27) - 11.75

  MIST MetLife Asset               2016       2.26        0.90 - 2.35          5.06 - 8.00
     Allocation 100 Sub-Account    2015       1.29        0.90 - 2.35      (4.28) - (1.06)
                                   2014       0.71        0.90 - 2.35          0.05 - 4.15
                                   2013       0.75        0.90 - 2.35        26.50 - 28.35
                                   2012       0.64        0.90 - 2.35         2.91 - 15.40

  MIST MetLife Balanced Plus       2016       2.86        0.90 - 2.35          2.21 - 7.39
     Sub-Account                   2015       2.10        0.90 - 2.35      (6.32) - (4.95)
                                   2014       1.75        0.90 - 2.35          0.70 - 8.67
                                   2013       1.19        0.90 - 2.35        11.71 - 13.34
                                   2012         --        0.90 - 2.35         4.67 - 11.81

  MIST MetLife Multi-Index         2016       1.29        0.90 - 2.25          0.17 - 3.43
     Targeted Risk Sub-Account     2015       1.20        0.90 - 2.25      (3.41) - (2.10)
     (Commenced 11/12/2012)        2014         --        1.15 - 2.25          0.83 - 8.01
                                   2013       0.55        1.15 - 2.25         4.04 - 11.65
                                   2012         --        1.15 - 2.00          2.56 - 2.68

  MIST MetLife Small Cap           2016       1.06        0.89 - 2.35        28.21 - 30.39
     Value Sub-Account             2015       0.10        0.89 - 2.35      (7.61) - (6.05)
                                   2014       0.04        0.89 - 2.35        (0.65) - 1.06
                                   2013       0.99        0.89 - 2.35        29.37 - 31.64
                                   2012         --        0.89 - 2.35        15.23 - 17.22

  MIST MFS Research                2016       2.00        0.89 - 2.35      (3.18) - (1.55)
     International Sub-Account     2015       2.71        0.89 - 2.35      (4.06) - (2.37)
                                   2014       2.24        0.89 - 2.35      (9.11) - (3.46)
                                   2013       2.58        0.90 - 2.35        16.49 - 18.19
                                   2012       1.89        0.90 - 2.35         6.35 - 15.60

  MIST Morgan Stanley Mid Cap      2016         --        0.89 - 2.30     (10.54) - (2.08)
     Growth Sub-Account            2015         --        0.89 - 2.30      (7.18) - (5.63)
                                   2014         --        0.89 - 2.30        (1.40) - 0.39
                                   2013       0.60        0.89 - 2.30        35.86 - 38.07
                                   2012         --        0.89 - 2.30        (4.93) - 8.58

  MIST Oppenheimer Global          2016       0.92        0.90 - 2.30      (2.05) - (0.67)
     Equity Sub-Account            2015       0.94        0.90 - 2.30        (1.50) - 3.00
                                   2014       0.82        0.90 - 2.30        (0.31) - 1.23
                                   2013       0.35        0.90 - 2.30        24.22 - 25.97
                                   2012       1.40        0.90 - 1.95         8.80 - 19.84

  MIST PanAgora Global             2016       3.34        0.90 - 2.20         2.13 - 10.13
     Diversified Risk Sub-Account  2015       0.55        1.10 - 2.20      (7.53) - (6.51)
     (Commenced 4/28/2014)         2014       0.46        1.15 - 2.00        (0.35) - 3.75

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  MIST PIMCO Inflation           2016   43,749,123    12.81 - 15.62     622,764,700
     Protected Bond Sub-Account  2015   46,098,333    12.49 - 15.01     634,902,757
                                 2014   50,751,209    13.20 - 15.63     732,596,404
                                 2013   57,648,505    13.13 - 15.33     821,456,089
                                 2012   64,013,091    14.82 - 17.05   1,021,039,296

  MIST PIMCO Total Return        2016   84,045,933    12.44 - 20.10   1,446,213,216
     Sub-Account                 2015   91,772,688    12.26 - 19.72   1,561,823,561
                                 2014  103,504,587    12.40 - 19.84   1,787,038,026
                                 2013  118,419,838    12.03 - 19.16   1,993,786,948
                                 2012  128,302,689    12.42 - 19.67   2,234,370,461

  MIST Pyramis Government        2016   59,975,014    10.24 - 11.12     648,755,946
     Income Sub-Account          2015   60,149,269    10.35 - 11.07     651,039,693
                                 2014   62,286,953    10.55 - 11.13     680,446,278
                                 2013   69,488,361    10.04 - 10.44     715,739,557
                                 2012   88,599,553    10.77 - 11.03     968,887,238

  MIST Pyramis Managed Risk      2016   36,164,251     1.18 - 11.76     415,940,338
     Sub-Account                 2015   31,417,980     1.14 - 11.35     351,642,870
     (Commenced 4/29/2013)       2014   14,204,266    11.35 - 11.58     163,513,389
                                 2013    7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2016  459,001,172     1.20 - 12.75     577,424,821
     Multi-Asset Sub-Account     2015  467,251,015     1.16 - 12.20     562,872,602
     (Commenced 4/30/2012)       2014  400,460,215     1.20 - 12.36     493,380,979
                                 2013  375,261,358      1.14 - 1.17     435,205,689
                                 2012  179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2016   85,949,744    13.64 - 16.06   1,290,390,224
     ETF Sub-Account             2015   93,774,991    13.20 - 15.32   1,349,807,450
                                 2014  101,616,119    13.79 - 15.77   1,513,705,632
                                 2013  110,435,377    13.34 - 15.03   1,578,178,677
                                 2012  118,446,237    12.09 - 13.24   1,521,502,479

  MIST SSGA Growth ETF           2016   30,512,706    13.61 - 16.02     454,752,008
     Sub-Account                 2015   32,991,663    13.03 - 15.12     467,274,058
                                 2014   34,092,389    13.66 - 15.62     501,804,705
                                 2013   35,919,224    13.27 - 14.96     509,607,858
                                 2012   36,733,044    11.51 - 12.55     448,167,959

  MIST T. Rowe Price Large       2016   11,082,070   43.41 - 159.87     747,778,790
     Cap Value Sub-Account       2015   12,150,155   38.27 - 138.81     715,850,738
                                 2014   13,521,347   40.58 - 144.85     838,816,422
                                 2013   11,320,980   38.18 - 128.69     657,944,319
                                 2012   12,231,249    28.88 - 96.83     536,790,380

  MIST T. Rowe Price Mid Cap     2016   25,320,043    16.30 - 19.10     462,783,968
     Growth Sub-Account          2015   27,786,712    15.70 - 18.22     485,654,167
                                 2014   32,310,271    15.06 - 17.30     537,586,208
                                 2013   37,965,912    13.67 - 15.54     568,882,747
                                 2012   41,941,697    10.24 - 11.53     467,536,275

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2016         --        0.90 - 2.35           2.55 - 4.04
     Protected Bond Sub-Account  2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                 2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                 2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82

  MIST PIMCO Total Return        2016       2.59        0.89 - 2.35           0.23 - 1.94
     Sub-Account                 2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                 2014       2.34        0.89 - 2.35           0.40 - 3.56
                                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58

  MIST Pyramis Government        2016       2.11        0.90 - 2.35         (2.68) - 0.41
     Income Sub-Account          2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                 2014       2.60        0.90 - 2.35           0.96 - 6.59
                                 2013       1.55        0.90 - 2.35       (6.74) - (5.37)
                                 2012       0.02        0.90 - 2.35           0.74 - 1.96

  MIST Pyramis Managed Risk      2016       0.75        0.90 - 2.25           0.87 - 3.63
     Sub-Account                 2015       0.66        0.90 - 2.25       (3.45) - (0.73)
     (Commenced 4/29/2013)       2014         --        1.10 - 2.25           0.98 - 7.40
                                 2013       1.65        1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2016       1.40        0.90 - 2.35           0.71 - 4.71
     Multi-Asset Sub-Account     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
     (Commenced 4/30/2012)       2014       1.32        0.90 - 2.35           0.43 - 6.77
                                 2013       0.01        0.90 - 2.35           7.55 - 9.12
                                 2012       1.49        0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2016       2.37        0.90 - 2.35           1.90 - 4.84
     ETF Sub-Account             2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                 2014       2.24        0.90 - 2.35         (0.03) - 4.86
                                 2013       2.51        0.90 - 2.35         10.31 - 11.92
                                 2012       2.40        1.10 - 2.35          4.01 - 11.55

  MIST SSGA Growth ETF           2016       2.14        0.90 - 2.35           4.40 - 5.92
     Sub-Account                 2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                 2014       1.88        0.90 - 2.35         (0.05) - 4.43
                                 2013       2.10        0.90 - 2.35         15.33 - 17.01
                                 2012       1.96        1.15 - 2.35          4.38 - 13.71

  MIST T. Rowe Price Large       2016       2.83        0.89 - 2.35          8.67 - 15.17
     Cap Value Sub-Account       2015       1.58        0.89 - 2.35         (5.83) - 3.48
                                 2014       1.18        0.89 - 2.35          1.20 - 12.56
                                 2013       1.58        0.89 - 2.35         30.67 - 32.90
                                 2012       1.50        0.89 - 2.35          6.92 - 17.22

  MIST T. Rowe Price Mid Cap     2016         --        1.30 - 2.35           3.75 - 4.84
     Growth Sub-Account          2015         --        1.30 - 2.35           4.20 - 5.30
                                 2014         --        1.30 - 2.35         10.16 - 11.32
                                 2013       0.21        1.30 - 2.35         33.41 - 34.82
                                 2012         --        1.30 - 2.35         11.03 - 12.21

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MIST TCW Core Fixed Income   2016        29,430     9.90 - 10.02         292,738
     Sub-Account               2015         7,421      9.84 - 9.87          73,169
     (Commenced 5/1/2015)

  MSF Baillie Gifford          2016    22,804,816     4.33 - 14.68     221,819,744
     International Stock       2015    24,846,295     4.17 - 14.13     233,411,516
     Sub-Account               2014    27,573,117     4.31 - 14.37     269,502,431
                               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607

  MSF Barclays Aggregate Bond  2016    21,606,441     1.79 - 19.26     308,498,975
     Index Sub-Account         2015    18,032,558     1.77 - 18.98     245,107,645
                               2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766

  MSF BlackRock Bond Income    2016     1,269,349    46.30 - 77.89      74,475,330
     Sub-Account               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933

  MSF BlackRock Capital        2016       584,767    17.21 - 54.82      14,098,982
     Appreciation Sub-Account  2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610

  MSF BlackRock Large Cap      2016       254,830    18.36 - 21.14       5,024,818
     Value Sub-Account         2015       245,613    15.79 - 17.99       4,149,008
                               2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532

  MSF BlackRock Ultra-Short    2016    33,915,071     2.28 - 25.22     343,711,226
     Term Bond Sub-Account     2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901

  MSF Frontier Mid Cap Growth  2016     3,317,626    18.21 - 20.80      66,475,159
     Sub-Account               2015     3,809,398    17.73 - 20.04      73,654,799
     (Commenced 4/29/2013)     2014     4,248,372    17.69 - 19.79      81,297,538
                               2013     4,767,721    16.33 - 18.08      83,651,163

  MSF Jennison Growth          2016    21,756,762     4.56 - 23.16     447,002,555
     Sub-Account               2015    23,988,437     4.61 - 23.40     501,066,353
                               2014    27,528,387     4.22 - 21.36     529,020,323
                               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846

  MSF Loomis Sayles Small Cap  2016       241,747    52.28 - 68.64      14,400,635
     Core Sub-Account          2015       250,951    44.97 - 58.33      12,750,644
                               2014       261,060    46.83 - 58.80      13,706,471
                               2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST TCW Core Fixed Income   2016       0.71        0.90 - 1.60          0.59 - 1.29
     Sub-Account               2015         --        1.10 - 1.60      (1.56) - (0.10)
     (Commenced 5/1/2015)

  MSF Baillie Gifford          2016       1.38        1.10 - 2.25          2.71 - 3.91
     International Stock       2015       1.43        1.10 - 2.25      (4.35) - (0.24)
     Sub-Account               2014       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013       0.02        1.30 - 2.25         9.68 - 13.94
                               2012       1.14        1.40 - 1.90        17.11 - 17.85

  MSF Barclays Aggregate Bond  2016       2.73        0.89 - 2.35        (2.09) - 1.44
     Index Sub-Account         2015       2.67        0.89 - 2.35      (2.38) - (0.46)
                               2014       2.62        0.89 - 2.35          0.54 - 4.87
                               2013       3.23        0.89 - 2.25      (4.74) - (3.19)
                               2012       3.45        0.89 - 2.25          1.27 - 2.98

  MSF BlackRock Bond Income    2016       2.96        0.89 - 2.30        (1.22) - 2.21
     Sub-Account               2015       3.55        0.89 - 2.30      (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30          0.85 - 6.14
                               2013       3.83        0.89 - 2.30      (3.17) - (1.65)
                               2012       2.54        0.89 - 2.30          3.74 - 6.59

  MSF BlackRock Capital        2016         --        0.89 - 2.30      (2.19) - (0.80)
     Appreciation Sub-Account  2015         --        0.89 - 2.30          0.83 - 5.34
                               2014       0.06        0.89 - 2.30          0.94 - 7.93
                               2013       0.79        0.89 - 2.30        31.17 - 33.03
                               2012       0.32        0.89 - 2.30       (0.88) - 13.35

  MSF BlackRock Large Cap      2016       1.63        0.89 - 1.60        16.22 - 17.46
     Value Sub-Account         2015       1.82        0.89 - 1.60     (10.29) - (6.82)
                               2014       1.26        0.89 - 1.35          1.39 - 8.95
                               2013       1.38        0.89 - 1.35        30.28 - 30.88
                               2012       1.61        0.89 - 1.35        12.74 - 13.27

  MSF BlackRock Ultra-Short    2016         --        0.90 - 2.35      (2.21) - (0.75)
     Term Bond Sub-Account     2015         --        0.90 - 2.35      (2.32) - (0.27)
                               2014         --        0.90 - 2.35      (2.32) - (0.13)
                               2013         --        0.90 - 2.35      (2.32) - (0.37)
                               2012         --        0.95 - 2.35      (2.34) - (0.74)

  MSF Frontier Mid Cap Growth  2016         --        1.30 - 2.35          2.72 - 3.80
     Sub-Account               2015         --        1.30 - 2.35          0.22 - 1.28
     (Commenced 4/29/2013)     2014         --        1.30 - 2.35          8.30 - 9.44
                               2013         --        1.30 - 2.35        19.21 - 20.07

  MSF Jennison Growth          2016       0.03        0.90 - 2.35      (2.45) - (0.98)
     Sub-Account               2015       0.02        0.90 - 2.35          3.00 - 9.55
                               2014       0.04        0.90 - 2.35        (0.16) - 7.81
                               2013       0.20        0.90 - 2.35        33.56 - 35.51
                               2012       0.01        0.95 - 2.35       (4.12) - 14.17

  MSF Loomis Sayles Small Cap  2016       0.07        1.10 - 2.30        16.27 - 17.67
     Core Sub-Account          2015         --        1.10 - 2.30      (3.98) - (2.67)
                               2014         --        1.20 - 2.30          1.15 - 2.27
                               2013       0.23        1.20 - 2.30        37.49 - 39.01
                               2012         --        1.20 - 2.30        11.66 - 12.90

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Loomis Sayles Small Cap     2016        15,428    17.80 - 19.55        292,623
     Growth Sub-Account           2015        18,203    17.03 - 18.60        328,707
     (Commenced 4/30/2012)        2014        16,302    17.05 - 18.51        293,433
                                  2013        12,506    17.15 - 18.50        226,802
                                  2012         3,306    11.73 - 12.58         40,927

  MSF Met/Artisan Mid Cap         2016     9,275,939    20.44 - 60.81    217,144,062
     Value Sub-Account            2015    10,052,598    17.04 - 49.89    194,979,851
                                  2014    11,205,267    19.30 - 55.59    244,385,523
                                  2013    13,125,790    19.41 - 55.03    285,771,010
                                  2012    13,419,571    14.54 - 40.57    217,257,576

  MSF Met/Dimensional             2016     2,814,983    19.38 - 21.73     57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72     63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77     58,174,088
                                  2013     3,208,551    19.88 - 21.38     66,162,419
                                  2012     3,203,412    15.91 - 16.90     52,618,293

  MSF Met/Wellington Core         2016    29,665,645     5.82 - 62.22    787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48    527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62    609,015,113
                                  2013    36,209,587    16.00 - 52.55    658,561,438
                                  2012    41,401,029    12.26 - 39.65    572,327,325

  MSF MetLife Asset               2016     7,192,154    13.15 - 15.31    101,585,600
     Allocation 20 Sub-Account    2015     4,782,874    12.86 - 14.78     65,568,612
                                  2014     2,973,577    13.22 - 15.00     41,687,543
                                  2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026

  MSF MetLife Asset               2016   266,351,270    13.44 - 16.21  3,966,089,283
     Allocation 40 Sub-Account    2015   297,958,878    12.97 - 15.25  4,248,132,666
                                  2014   341,017,115    13.43 - 15.56  4,991,456,808
                                  2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787

  MSF MetLife Asset               2016   407,551,536    14.43 - 20.37  6,424,608,702
     Allocation 60 Sub-Account    2015   446,107,386    13.78 - 19.25  6,667,289,010
                                  2014   489,838,225    14.27 - 19.73  7,527,991,156
                                  2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448

  MSF MetLife Asset               2016   353,810,551    14.56 - 21.32  5,638,281,052
     Allocation 80 Sub-Account    2015   388,323,652    13.77 - 19.96  5,814,030,390
                                  2014   420,572,925    14.33 - 20.54  6,507,894,347
                                  2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857

  MSF MetLife Mid Cap Stock       2016     5,338,539     3.27 - 35.35    151,623,612
     Index Sub-Account            2015     5,111,469     2.75 - 29.62    121,483,288
                                  2014     5,178,461     2.86 - 30.60    127,735,872
                                  2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                           INCOME          LOWEST TO           LOWEST TO
                                          RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        -------------  ----------------  ------------------
  MSF Loomis Sayles Small Cap     2016         --        0.90 - 1.50           4.47 - 5.10
     Growth Sub-Account           2015         --        0.90 - 1.50         (0.08) - 0.52
     (Commenced 4/30/2012)        2014         --        0.90 - 1.50         (0.57) - 0.03
                                  2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2016       0.88        0.89 - 2.35         19.80 - 21.88
     Value Sub-Account            2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87

  MSF Met/Dimensional             2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37

  MSF Met/Wellington Core         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35           1.34 - 9.65
                                  2013       1.27        0.89 - 2.35         30.43 - 32.52
                                  2012       0.72        0.89 - 2.35          1.16 - 11.86

  MSF MetLife Asset               2016       3.21        0.90 - 2.20           0.66 - 3.59
     Allocation 20 Sub-Account    2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49

  MSF MetLife Asset               2016       3.55        0.90 - 2.35           1.95 - 5.14
     Allocation 40 Sub-Account    2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74

  MSF MetLife Asset               2016       3.15        0.90 - 2.35           3.07 - 6.15
     Allocation 60 Sub-Account    2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49

  MSF MetLife Asset               2016       2.95        0.90 - 2.35           4.56 - 7.17
     Allocation 80 Sub-Account    2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60

  MSF MetLife Mid Cap Stock       2016       1.06        0.89 - 2.35         17.29 - 19.37
     Index Sub-Account            2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52
                                  2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MSF MetLife Stock Index      2016    25,218,819      7.75 - 86.45     594,986,915
     Sub-Account               2015    25,649,785      7.03 - 78.11     553,515,934
                               2014    28,264,874      7.03 - 77.90     610,830,233
                               2013    28,624,388      6.28 - 69.33     561,274,487
                               2012    29,109,224      4.82 - 52.98     446,759,028

  MSF MFS Total Return         2016       645,393     50.82 - 81.96      41,309,025
     Sub-Account               2015       710,775     47.72 - 75.73      42,319,194
                               2014       756,067     49.00 - 76.52      45,817,455
                               2013       814,124     46.24 - 71.07      46,044,412
                               2012       730,405     41.41 - 60.26      35,344,618

  MSF MFS Value Sub-Account    2016    11,015,597     14.16 - 29.18     284,625,248
                               2015    10,866,190     12.69 - 25.81     249,890,569
                               2014    10,916,908     13.03 - 26.14     255,401,966
                               2013    12,139,878     12.05 - 23.85     260,473,964
                               2012     3,025,966     14.12 - 17.78      48,275,261

  MSF MSCI EAFE Index          2016     9,185,190      1.46 - 15.96     104,406,669
     Sub-Account               2015     8,770,551      1.46 - 15.89      99,902,951
                               2014     8,697,532      1.49 - 16.21     101,223,288
                               2013     8,809,646      1.61 - 17.40     112,197,169
                               2012     7,172,234      1.34 - 14.41      81,404,548

  MSF Neuberger Berman         2016     5,470,799     20.57 - 32.20     133,113,538
     Genesis Sub-Account       2015     6,339,117     17.77 - 27.37     131,949,869
                               2014     7,109,782     18.11 - 27.46     150,104,225
                               2013     8,020,175     18.58 - 27.70     172,247,460
                               2012       626,194     16.44 - 20.18      11,798,908

  MSF Russell 2000 Index       2016     5,131,926      3.22 - 35.60     143,701,523
     Sub-Account               2015     5,516,806      2.69 - 29.61     129,529,499
                               2014     5,807,014      2.84 - 31.21     144,858,146
                               2013     5,835,501      2.74 - 29.98     141,070,458
                               2012     5,078,788      2.01 - 21.83      91,750,975

  MSF T. Rowe Price Large Cap  2016    17,003,069      8.79 - 62.34     203,478,587
     Growth Sub-Account        2015    19,853,858      8.76 - 62.33     233,448,817
                               2014    15,015,374      8.02 - 57.25     166,959,337
                               2013    14,688,080      8.03 - 53.41     151,930,071
                               2012        39,346     35.99 - 39.07       1,501,612

  MSF T. Rowe Price Small Cap  2016       373,919     29.67 - 42.70      12,987,892
     Growth Sub-Account        2015       373,434     27.19 - 38.55      11,814,560
                               2014       321,073     27.11 - 37.87       9,976,420
                               2013       356,919     25.98 - 35.74      10,522,813
                               2012       380,162     18.41 - 24.95       7,808,995

  MSF Van Eck Global Natural   2016     6,924,892     12.08 - 13.17      88,041,249
     Resources Sub-Account     2015     8,336,502       8.59 - 9.26      74,871,874
                               2014     6,586,665     13.05 - 13.93      89,288,128
                               2013     6,278,667     16.43 - 17.17     106,449,499
                               2012     7,200,491     15.15 - 15.70     111,896,983

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Stock Index      2016       1.84        0.89 - 2.90          8.35 - 10.68
     Sub-Account               2015       1.57        0.89 - 2.90         (3.80) - 2.90
                               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73

  MSF MFS Total Return         2016       2.77        0.89 - 2.30           6.50 - 8.23
     Sub-Account               2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59

  MSF MFS Value Sub-Account    2016       2.08        0.89 - 2.35         11.45 - 13.38
                               2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61

  MSF MSCI EAFE Index          2016       2.41        0.89 - 2.25         (1.28) - 0.44
     Sub-Account               2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27

  MSF Neuberger Berman         2016       0.23        0.89 - 2.35         15.64 - 17.63
     Genesis Sub-Account       2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                               2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05

  MSF Russell 2000 Index       2016       1.07        0.89 - 2.35         18.12 - 20.21
     Sub-Account               2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31

  MSF T. Rowe Price Large Cap  2016         --        0.89 - 2.35         (0.83) - 0.86
     Growth Sub-Account        2015         --        0.89 - 2.35         (3.16) - 9.80
                               2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90

  MSF T. Rowe Price Small Cap  2016       0.15        0.89 - 2.15          9.11 - 10.75
     Growth Sub-Account        2015       0.08        0.89 - 2.15         (8.44) - 1.80
                               2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14

  MSF Van Eck Global Natural   2016       0.59        1.10 - 2.15         40.68 - 42.17
     Resources Sub-Account     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                               2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                               2013       0.66        1.30 - 2.15           8.40 - 9.32
                               2012         --        1.30 - 2.15           0.38 - 1.25

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  MSF Western Asset              2016   32,852,094    25.20 - 36.70   1,050,068,498
     Management Strategic Bond   2015        6,545    27.92 - 31.04         195,310
     Opportunities Sub-Account   2014          398            32.02          12,743
     (Commenced 11/19/2014)

  MSF Western Asset              2016   14,126,610    14.46 - 19.94     250,345,183
     Management U.S. Government  2015   15,069,560    14.65 - 19.92     268,298,667
     Sub-Account                 2014   15,346,536    14.95 - 19.83     276,085,662
                                 2013   16,417,493    14.93 - 19.52     291,870,388
                                 2012   17,244,875    15.42 - 19.89     313,310,285

  Neuberger Berman Genesis       2016          246            26.63           6,564
     Sub-Account                 2015          317            22.76           7,222
                                 2014          393            22.93           9,013
                                 2013          474            23.21          10,991
                                 2012          474            17.11           8,101

  Oppenheimer VA Core Bond       2016          921             6.21           5,719
     Sub-Account                 2015        1,226             6.10           7,477
                                 2014        1,362             6.13           8,346
                                 2013        1,493             5.79           8,646
                                 2012        1,541             5.88           9,058

  Oppenheimer VA Government      2016          640             5.30           3,396
     Money Sub-Account           2015          668             5.38           3,592
                                 2014          696             5.45           3,793
                                 2013          723             5.53           4,000
                                 2012       20,150             5.61         112,965

  Oppenheimer VA Main Street     2016    3,684,082    19.26 - 33.36     115,192,944
     Small Cap Sub-Account       2015    4,053,883    16.54 - 28.62     109,248,990
                                 2014    4,346,502    17.83 - 30.77     126,466,514
                                 2013    4,655,290    16.15 - 27.82     123,045,407
                                 2012    5,041,901    11.62 - 19.97      96,092,155

  Oppenheimer VA Main Street     2016       11,492             8.90         102,246
     Sub-Account                 2015       12,936             8.08         104,564
                                 2014       13,372             7.93         106,085
                                 2013       14,316             7.27         104,039
                                 2012       14,959             5.59          83,663

  PIMCO VIT                      2016       64,637      7.15 - 7.22         464,850
     CommodityRealReturn         2015       39,333      6.34 - 6.37         250,085
     Strategy Sub-Account        2014        1,515      8.69 - 8.70          13,170
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets     2016       62,989    10.18 - 10.29         645,743
     Bond Sub-Account            2015       44,282      9.16 - 9.21         406,796
     (Commenced 11/19/2014)      2014        1,592             9.55          15,202

  PIMCO VIT Unconstrained        2016       56,423      9.87 - 9.98         560,051
     Bond Sub-Account            2015       29,245      9.61 - 9.66         281,863
     (Commenced 11/19/2014)      2014          478             9.96           4,759

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Western Asset              2016       2.28        0.89 - 2.35           3.36 - 7.33
     Management Strategic Bond   2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Opportunities Sub-Account   2014         --               1.10                (0.65)
     (Commenced 11/19/2014)

  MSF Western Asset              2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Management U.S. Government  2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Sub-Account                 2014       1.68        0.95 - 2.35           0.17 - 1.58
                                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07

  Neuberger Berman Genesis       2016       0.06               0.89                 17.01
     Sub-Account                 2015       0.05               0.89                (0.74)
                                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84

  Oppenheimer VA Core Bond       2016       3.73               1.40                  1.83
     Sub-Account                 2015       4.05               1.40                (0.44)
                                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75

  Oppenheimer VA Government      2016         --               1.40                (1.38)
     Money Sub-Account           2015         --               1.40                (1.38)
                                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)

  Oppenheimer VA Main Street     2016       0.25        0.95 - 1.80         12.92 - 16.56
     Small Cap Sub-Account       2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55

  Oppenheimer VA Main Street     2016       1.14               1.40                 10.07
     Sub-Account                 2015       0.92               1.40                  1.89
                                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24

  PIMCO VIT                      2016       0.90        1.10 - 1.60         12.80 - 13.37
     CommodityRealReturn         2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     Strategy Sub-Account        2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets     2016       4.97        0.95 - 1.60         11.18 - 11.91
     Bond Sub-Account            2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     (Commenced 11/19/2014)      2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained        2016       1.42        1.10 - 1.60           2.77 - 3.28
     Bond Sub-Account            2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     (Commenced 11/19/2014)      2014       0.04               1.35                (0.10)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Mid Cap Value    2016     1,342,318    44.36 - 55.19      67,321,539
     Sub-Account               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927

  Pioneer VCT Real Estate      2016         8,268    28.88 - 32.67         252,027
     Shares Sub-Account        2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514

  T. Rowe Price Government     2016        31,086            17.14         532,685
     Money Sub-Account         2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146

  T. Rowe Price Growth Stock   2016        40,267           158.76       6,392,650
     Sub-Account               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585

  T. Rowe Price International  2016        24,670            15.53         383,175
     Stock Sub-Account         2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881

  TAP 1919 Variable Socially   2016         3,566    37.21 - 41.07         143,946
     Responsive Balanced       2015         5,634    35.70 - 39.24         215,832
     Sub-Account               2014         6,406    37.02 - 40.53         253,840
                               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329

  UIF Global Infrastructure    2016        41,674    11.55 - 12.97         503,939
     Sub-Account               2015        32,371    10.20 - 11.38         345,685
     (Commenced 11/19/2014)    2014           664    12.49 - 12.95           8,465

  VanEck VIP Long/Short        2016        47,143      9.70 - 9.81         460,268
     Equity Index Sub-Account  2015        26,997      9.61 - 9.67         260,319
     (Commenced 11/19/2014)    2014         1,662    10.08 - 10.09          16,769

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Pioneer VCT Mid Cap Value    2016       0.47        0.95 - 1.95         10.51 - 15.13
     Sub-Account               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77

  Pioneer VCT Real Estate      2016       3.27        1.20 - 1.95           3.78 - 4.56
     Shares Sub-Account        2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70

  T. Rowe Price Government     2016       0.02               0.89                (0.87)
     Money Sub-Account         2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)

  T. Rowe Price Growth Stock   2016       0.07               0.89                  0.51
     Sub-Account               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86

  T. Rowe Price International  2016       1.14               0.89                  1.39
     Stock Sub-Account         2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66

  TAP 1919 Variable Socially   2016       0.88        1.50 - 1.90           4.24 - 4.65
     Responsive Balanced       2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Sub-Account               2014       0.87        1.50 - 1.90           7.25 - 7.68
                               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06

  UIF Global Infrastructure    2016       2.10        0.90 - 1.60         13.14 - 13.94
     Sub-Account               2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35           0.27 - 0.30

  VanEck VIP Long/Short        2016       0.14        1.10 - 1.60           0.99 - 1.50
     Equity Index Sub-Account  2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35           0.67 - 0.70

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2016.

3. Statements of Operations for the year ended December 31, 2016.

4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2016 and 2015.

3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.
b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(4)


   (ii) Resolutions of Board of Directors of MetLife Investors USA Insurance Company (including form of revised proposed Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (22)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (22)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company effective November 24, 2009 (3)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (22)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (23)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (12)



   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (25)


   (iv)        Brighthouse Securities, LLC Sales Agreement (25)

4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)) (1)


   (ii)        Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)


   (iii) Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)


   (iv) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)) (1)


   (v)         Terminal Illness Rider (Form 7022 (11/00)) (1)


   (vi)        Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)


   (vii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) (2)


   (viii)      Individual Retirement Annuity Endorsement 8023.1 (9/02) (4)


   (ix)        Roth Individual Retirement Annuity Endorsement 8024.1 (9/02)
               (4)


   (x)         401(a)/403(a) Plan Endorsement 8025.1 (9/02) (4)


   (xi)        Tax Sheltered Annuity Endorsement 8026.1 (9/02) (4)


   (xii)       Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (4)


   (xiii)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (5)


   (xiv)       Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)


   (xv) Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05) (7)


   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)


   (xvii)      Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (9)


   (xviii)     Internal Exchange Endorsement MLIU-EXC (12/10) (10)


   (xix)       Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (11)


   (xx) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (22)


   (xxi)       Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (22)



   (xxii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (25)



5. (i)         Form of Variable Annuity Application 8401 (4/05) APPVAUSAPEVA
               506 (8)


6  (i)         Copy of Certificate of Incorporation of the Company and
               Certificate of Amendment (effective November 14, 2014) (22)


   (ii)        Copy of the Bylaws of the Company (22)



   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (25)


   (iv)        Copy of Amended and Restated Bylaws of the Company (25)



7.             Not Applicable.


8. (i)(a)      Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (13)


     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (14)


     (ii) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (14)

     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (22)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (15)


     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (14)


   (iii) (a)   Fund Participation Agreement Among The Travelers Insurance
               Company, The Travelers Life and Annuity Company, American
               Variable Insurance Series, American Funds Distributors, Inc. and
               Capital Research and Management Company (effective 10-01-99)
               (16)


     (iii) (b)  Amendment to the Participation Agreement between American Funds
                Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)


     (iii) (c)  Amendment to the Participation Agreement with American Funds
                Insurance Series (effective November 17, 2014) (22)


     (iii) (d)  Eighth Amendment to the Participation Agreement between MetLife
                Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (23)


     (iii) (e)  Ninth Amendment to the Participation Agreement between MetLife
                Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (23)


   (iv) (a) Participation agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08) (16)


     (iv) (b) Amendment to Participation Agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10) (18)


     (iv) (c) Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (18)


     (iv) (d) Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014) (22)


   (v) (a) Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04) (16)


     (v) (b) Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (19)


     (v) (c) Amendment to the Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014)
                (22)



     (v) (d) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (24)



   (vi) (a) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05) (16)


     (vi) (b) Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution
               Company (effective 10-05-10) (19)

     (vi) (c) Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11)
                (14)


     (vi) (d) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13)
                (20)


     (vi) (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (22)


     (iv) (e) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014). (23)


   (vii) (a)   Participation Agreement among Legg Mason Partners Variable
               Equity Trust, Legg Mason Partners Variable Income Trust, Legg
               Mason Investors Services, LLC, Legg Mason Partners Fund Advisor,
               LLC and MetLife Insurance Company of Connecticut (effective
               01-01-09) (16)


     (vii) (b)  Amendment to Participation Agreement among Legg Mason Partners
                Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (19)


     (vii) (c)  Amendment to Participation Agreement with Legg Mason Partners
                Variable Equity Trust and Legg Mason Partners Variable Income Trust (effective November 17, 2014) (22)


   (viii) (a)  Participation Agreement among Pioneer Variable Contracts Trust,
               The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08) (16)


     (viii) (b) Amendment No. 3 to the Participation Agreement among Pioneer
                Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11) (21)


     (viii) (c) Amendment to Participation Agreement with Pioneer Variable
                Contracts Trust (effective November 17, 2014) (22)



   (ix) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (25)


   (x) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (25)



9.             Opinion of Counsel (22)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais (Filed herewith.)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(3) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(6) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.


(7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 21, 2011.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(13) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(14) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(15) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(16) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 9, 2009.


(17) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.


(18) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.


(19) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.


(20) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.


(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.


(22) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.


(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4, (File Nos. 333-101778/811-21262) filed electronically on April 6, 2016.



(24) incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.
      333-101778/811-21262, filed on April 5, 2017.


(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley                        Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277

James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2017, there were 410,733 owners of qualified contracts and 171,781 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, state of North Carolina, on the 12th day of April, 2017.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2017.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Kieran Mullins*                Director and Vice President
-------------------------------
Kieran Mullins

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 12, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney